Banks UltraSector ProFund  :: Schedule of Portfolio Investments :: April 30, 2020 (unaudited)

	Shares	Value
Common Stocks (75.2%)
Associated Banc-Corp. (Banks)	848	$11,991
BancorpSouth Bank (Banks)	509	11,142
Bank of America Corp. (Banks)	36,462	876,910
Bank of Hawaii Corp. (Banks)	217	14,795
Bank OZK (Banks)	643	14,545
BankUnited, Inc. (Banks)	506	10,024
BOK Financial Corp. (Banks)	172	8,908
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	749	8,981
Cathay General Bancorp (Banks)	399	11,140
CIT Group, Inc. (Banks)	506	9,604
Citigroup, Inc. (Banks)	11,598	563,199
Citizens Financial Group, Inc. (Banks)	2,312	51,766
Comerica, Inc. (Banks)	764	26,633
Commerce Bancshares, Inc. (Banks)	550	33,655
Cullen/Frost Bankers, Inc. (Banks)	304	21,845
East West Bancorp, Inc. (Banks)	771	27,039
F.N.B. Corp. (Banks)	1,725	13,955
Fifth Third Bancorp (Banks)	3,771	70,480
First Citizens BancShares, Inc. - Class A (Banks)	47	17,954
First Financial Bankshares, Inc. (Banks)	717	19,968
First Hawaiian, Inc. (Banks)	693	12,190
First Horizon National Corp. (Banks)	1,652	15,004
First Republic Bank (Banks)	898	93,652
Fulton Financial Corp. (Banks)	875	10,229
Glacier Bancorp, Inc. (Banks)	454	17,288
Hancock Whitney Corp. (Banks)	463	9,681
Home BancShares, Inc. (Banks)	822	12,601
Huntington Bancshares, Inc. (Banks)	5,486	50,691
IBERIABANK Corp. (Banks)	276	11,443
International Bancshares Corp. (Banks)	305	8,842
Investors Bancorp, Inc. (Banks)	1,183	11,014
JPMorgan Chase & Co. (Banks)	16,666	1,595,935
KeyCorp (Banks)	5,235	60,988
M&T Bank Corp. (Banks)	699	78,344
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,481	26,944
PacWest Bancorp (Banks)	638	12,913
People’s United Financial, Inc. (Banks)	2,360	29,948
Pinnacle Financial Partners, Inc. (Banks)	383	15,416
Popular, Inc. (Banks)	517	19,951
Prosperity Bancshares, Inc. (Banks)	498	29,845
Regions Financial Corp. (Banks)	5,125	55,094
Signature Bank (Banks)	288	30,868
Sterling Bancorp (Banks)	1,070	13,193
SVB Financial Group* (Banks)	272	52,542
Synovus Financial Corp. (Banks)	780	16,388
TCF Financial Corp. (Banks)	815	24,197
Texas Capital Bancshares, Inc.* (Banks)	269	7,473
TFS Financial Corp. (Thrifts & Mortgage Finance)	265	3,617
The PNC Financial Services Group, Inc (Banks)	2,328	248,328
Truist Financial Corp. (Banks)	7,128	266,017
Trustmark Corp. (Banks)	342	9,101
U.S. Bancorp (Banks)	7,552	275,648
UMB Financial Corp. (Banks)	232	11,795
Umpqua Holdings Corp. (Banks)	1,172	14,679
United Bankshares, Inc. (Banks)	538	16,118
Valley National Bancorp (Banks)	2,083	17,414
Washington Federal, Inc. (Thrifts & Mortgage Finance)	415	11,097
Webster Financial Corp. (Banks)	490	13,843
Wells Fargo & Co. (Banks)	20,452	594,131
Western Alliance Bancorp (Banks)	502	18,012
Wintrust Financial Corp. (Banks)	304	12,738
Zions Bancorp (Banks)	903	28,544
TOTAL COMMON STOCKS (Cost $2,580,306)		5,688,290

	Principal Amount	Value
Repurchase Agreements(a)(b) (20.9%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $1,583,000	$1,583,000	$1,583,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,583,000)		1,583,000

TOTAL INVESTMENT SECURITIES (Cost $4,163,306) - 96.1%		7,271,290
Net other assets (liabilities) - 3.9%		295,311

NET ASSETS - 100.0%		$7,566,601

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $778,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Banks Index	Goldman Sachs International	5/26/20	0.63%	$3,049,219	$(101,437)
Dow Jones U.S. Banks Index	UBS AG	5/26/20	0.48%	2,626,482	175,414
				$5,675,701	$73,977

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Banks UltraSector ProFund invested in the following industries as of April 30, 2020:

	Value	% of Net Assets
Banks	$5,637,651	74.5%
Thrifts & Mortgage Finance	50,639	0.7%
Other **	1,878,311	24.8%
Total	$7,566,601	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Basic Materials UltraSector ProFund  :: Schedule of Portfolio Investments :: April 30, 2020 (unaudited)

	Shares	Value
Common Stocks (71.2%)
Air Products & Chemicals, Inc. (Chemicals)	959	$216,331
Albemarle Corp. (Chemicals)	462	28,381
Alcoa Corp.* (Metals & Mining)	803	6,544
Allegheny Technologies, Inc.* (Metals & Mining)	546	4,100
Arconic Corp.* (Metals & Mining)	419	3,654
Ashland Global Holdings, Inc. (Chemicals)	262	16,163
Axalta Coating Systems, Ltd.* (Chemicals)	907	17,904
Cabot Corp. (Chemicals)	248	8,405
Carpenter Technology Corp. (Metals & Mining)	207	4,589
Celanese Corp. (Chemicals)	527	43,778
CF Industries Holdings, Inc. (Chemicals)	946	26,015
Commercial Metals Co. (Metals & Mining)	514	8,193
Corteva, Inc. (Chemicals)	3,255	85,248
Domtar Corp. (Paper & Forest Products)	248	5,793
Dow, Inc. (Chemicals)	3,224	118,289
DuPont de Nemours, Inc. (Chemicals)	3,222	151,498
Eastman Chemical Co. (Chemicals)	592	35,822
Ecolab, Inc.(a) (Chemicals)	1,090	210,915
Element Solutions, Inc.* (Chemicals)	959	9,830
FMC Corp. (Chemicals)	564	51,832
Freeport-McMoRan, Inc. (Metals & Mining)	6,308	55,700
H.B. Fuller Co. (Chemicals)	221	8,131
Huntsman Corp. (Chemicals)	871	14,642
Ingevity Corp.* (Chemicals)	182	9,449
International Flavors & Fragrances, Inc. (Chemicals)	464	60,798
Linde PLC (Chemicals)	2,337	429,984
LyondellBasell Industries N.V. - Class A (Chemicals)	1,116	64,672
NewMarket Corp. (Chemicals)	32	13,166
Newmont Corp. (Metals & Mining)	3,565	212,046
Nucor Corp. (Metals & Mining)	1,319	54,330
Olin Corp. (Chemicals)	693	9,252
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	308	1,044
PolyOne Corp. (Chemicals)	334	7,779
PPG Industries, Inc. (Chemicals)	1,028	93,373
Reliance Steel & Aluminum Co. (Metals & Mining)	289	25,889
Royal Gold, Inc. (Metals & Mining)	285	34,921
RPM International, Inc. (Chemicals)	564	37,455
Sensient Technologies Corp. (Chemicals)	185	8,841
Steel Dynamics, Inc. (Metals & Mining)	936	22,717
The Chemours Co. (Chemicals)	709	8,317
The Mosaic Co. (Chemicals)	1,519	17,484
The Scotts Miracle-Gro Co. - Class A (Chemicals)	172	21,333
United States Steel Corp.(a) (Metals & Mining)	737	5,660
Valvoline, Inc. (Chemicals)	818	14,061
W.R. Grace & Co. (Chemicals)	244	11,524
Westlake Chemical Corp. (Chemicals)	151	6,561
Worthington Industries, Inc. (Metals & Mining)	160	4,230
TOTAL COMMON STOCKS (Cost $1,064,136)		2,306,643

	Principal Amount	Value
Repurchase Agreements(b)(c) (24.1%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $783,000	$783,000	$783,000
TOTAL REPURCHASE AGREEMENTS (Cost $783,000)		783,000

	Shares	Value
Collateral for Securities Loaned (5.6%)
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.27%(d)	24,571	$24,571
Fidelity Investments Money Market Government Portfolio-Class I, 1.26%(d)	344	344
Invesco Government & Agency Portfolio-Institutional Shares, 0.28%(d)	315	315
JPMorgan U.S. Government Money Market Fund-Capital Shares, 0.30%(d)	157,276	157,276
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $182,506)		182,506

TOTAL INVESTMENT SECURITIES (Cost $2,029,642) - 100.9%		3,272,149
Net other assets (liabilities) - (0.9)%		(29,761)

NET ASSETS - 100.0%		$3,242,388

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2020. The total value of securities on loan as of April 30, 2020 was $174,453.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $371,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2020.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	5/26/20	0.63%	$1,360,721	$65,972
Dow Jones U.S. Basic Materials Index	UBS AG	5/26/20	0.48%	1,193,038	62,945
				$2,553,759	$128,917

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Basic Materials UltraSector ProFund invested in the following industries as of April 30, 2020:

	Value	% of Net Assets
Chemicals	$1,857,233	57.5%
Metals & Mining	442,573	13.6%
Oil, Gas & Consumable Fuels	1,044	NM
Paper & Forest Products	5,793	0.1%
Other **	935,745	28.8%
Total	$3,242,388	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Bear ProFund  :: Schedule of Portfolio Investments :: April 30, 2020 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (117.0%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $20,851,006	$20,851,000	$20,851,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,851,000)		20,851,000

TOTAL INVESTMENT SECURITIES (Cost $20,851,000) - 117.0%		20,851,000
Net other assets (liabilities) - (17.0)%		(3,033,970)

NET ASSETS - 100.0%		$17,817,030

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $3,264,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	1	6/22/20	$(145,063)	$(22,237)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	5/27/20	(0 48)%	$(8,807,192)	$(127,265)
S&P 500	UBS AG	5/27/20	(0 28)%	(8,862,111)	(103,759)
				$(17,669,303)	$(231,024)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Biotechnology UltraSector ProFund  :: Schedule of Portfolio Investments :: April 30, 2020 (unaudited)

	Shares	Value
Common Stocks (71.6%)
AbbVie, Inc. (Biotechnology)	189,448	$15,572,625
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	14,405	695,906
Agilent Technologies, Inc. (Life Sciences Tools & Services)	39,646	3,039,262
Agios Pharmaceuticals, Inc.* (Biotechnology)	7,568	311,348
Alexion Pharmaceuticals, Inc.* (Biotechnology)	28,350	3,046,775
Alkermes PLC* (Biotechnology)	20,181	276,682
Allogene Therapeutics, Inc.*(a) (Biotechnology)	6,565	189,729
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	14,279	1,880,544
Amgen, Inc. (Biotechnology)	76,118	18,208,947
Avantor, Inc.* (Life Sciences Tools & Services)	28,571	480,279
Biogen, Inc.* (Biotechnology)	23,115	6,861,225
BioMarin Pharmaceutical, Inc.* (Biotechnology)	23,011	2,117,472
Bio-Techne Corp. (Life Sciences Tools & Services)	4,882	1,098,450
Bluebird Bio, Inc.* (Biotechnology)	7,090	382,009
Blueprint Medicines Corp.* (Biotechnology)	6,305	370,923
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	6,256	905,056
Exact Sciences Corp.* (Biotechnology)	17,918	1,415,164
Exelixis, Inc.* (Biotechnology)	38,926	961,278
FibroGen, Inc.*(a) (Biotechnology)	10,064	371,261
Gilead Sciences, Inc. (Biotechnology)	162,073	13,614,132
Illumina, Inc.* (Life Sciences Tools & Services)	18,831	6,007,653
Immunomedics, Inc.* (Biotechnology)	23,509	714,203
Incyte Corp.* (Biotechnology)	22,904	2,236,805
Intercept Pharmaceuticals, Inc.* (Biotechnology)	3,230	264,602
Ionis Pharmaceuticals, Inc.* (Biotechnology)	16,401	910,748
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	23,117	3,296,253
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	3,120	2,246,213
Moderna, Inc.* (Biotechnology)	26,472	1,217,447
Myriad Genetics, Inc.* (Biotechnology)	9,533	147,380
Nektar Therapeutics* (Pharmaceuticals)	22,541	432,787
Neurocrine Biosciences, Inc.* (Biotechnology)	11,797	1,157,758
Portola Pharmaceuticals, Inc.* (Biotechnology)	9,002	63,734
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	8,102	781,843
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	10,231	5,380,278
Repligen Corp.* (Biotechnology)	6,005	697,481
Sage Therapeutics, Inc.* (Biotechnology)	6,641	258,866
Sarepta Therapeutics, Inc.* (Biotechnology)	9,071	1,069,289
Seattle Genetics, Inc.* (Biotechnology)	14,710	2,018,653
Syneos Health, Inc.*(a) (Life Sciences Tools & Services)	7,978	445,093
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	6,960	420,593
United Therapeutics Corp.* (Biotechnology)	5,620	615,727
Vertex Pharmaceuticals, Inc.* (Biotechnology)	32,942	8,275,030
TOTAL COMMON STOCKS
(Cost $47,713,557)		110,457,503

	Principal Amount	Value
Repurchase Agreements(b)(c) (27.3%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $42,078,012	$42,078,000	$42,078,000
TOTAL REPURCHASE AGREEMENTS
(Cost $42,078,000)		42,078,000

	Shares	Value
Collateral for Securities Loaned (0.1%)
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.27%(d)	22,538	$22,538
Fidelity Investments Money Market Government Portfolio-Class I, 1.26%(d)	316	316
Invesco Government & Agency Portfolio-Institutional Shares, 0.28%(d)	289	289
JPMorgan U.S. Government Money Market Fund-Capital Shares, 0.30%(d)	144,267	144,267
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $167,410)		167,410

TOTAL INVESTMENT SECURITIES (Cost $89,958,967) - 99.0%		152,702,913
Net other assets (liabilities) - 1.0%		1,599,417

NET ASSETS - 100.0%		$154,302,330

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2020. The total value of securities on loan as of April 30, 2020 was $164,341.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $22,232,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2020.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	5/26/20	0.63%	$67,303,095	$817,908
Dow Jones U.S. Biotechnology Index	UBS AG	5/26/20	0.63%	52,779,776	587,066
				$120,082,871	$1,404,974

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Biotechnology UltraSector ProFund invested in the following industries as of April 30, 2020:

	Value	% of Net Assets
Biotechnology	$91,724,614	59.4%
Life Sciences Tools & Services	18,300,102	11.9%
Pharmaceuticals	432,787	0.3%
Other **	43,844,827	28.4%
Total	$154,302,330	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Bull ProFund  :: Schedule of Portfolio Investments :: April 30, 2020 (unaudited)

	Shares	Value
Common Stocks (56.5%)
3M Co. (Industrial Conglomerates)	1,121	$170,302
A.O. Smith Corp. (Building Products)	268	11,358
Abbott Laboratories (Health Care Equipment & Supplies)	3,443	317,066
AbbVie, Inc. (Biotechnology)	2,883	236,983
ABIOMED, Inc.* (Health Care Equipment & Supplies)	88	16,830
Accenture PLC - Class A (IT Services)	1,236	228,895
Activision Blizzard, Inc. (Entertainment)	1,497	95,404
Adobe, Inc.* (Software)	945	334,190
Advance Auto Parts, Inc. (Specialty Retail)	138	16,686
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	2,277	119,292
Aflac, Inc. (Insurance)	1,432	53,328
Agilent Technologies, Inc. (Life Sciences Tools & Services)	603	46,226
Air Products & Chemicals, Inc. (Chemicals)	429	96,773
Akamai Technologies, Inc.* (IT Services)	314	30,681
Alaska Air Group, Inc. (Airlines)	237	7,707
Albemarle Corp. (Chemicals)	208	12,777
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	224	35,188
Alexion Pharmaceuticals, Inc.* (Biotechnology)	432	46,427
Align Technology, Inc.* (Health Care Equipment & Supplies)	140	30,079
Allegion PLC (Building Products)	181	18,198
Allergan PLC (Pharmaceuticals)	640	119,898
Alliance Data Systems Corp. (IT Services)	81	4,056
Alliant Energy Corp. (Electric Utilities)	468	22,721
Alphabet, Inc.* - Class A (Interactive Media & Services)	587	790,513
Alphabet, Inc.* - Class C (Interactive Media & Services)	584	787,617
Altria Group, Inc. (Tobacco)	3,644	143,027
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	812	2,008,887
Amcor PLC (Containers & Packaging)	3,155	28,300
Ameren Corp. (Multi-Utilities)	478	34,775
American Airlines Group, Inc.(a) (Airlines)	755	9,068
American Electric Power Co., Inc. (Electric Utilities)	962	79,952
American Express Co. (Consumer Finance)	1,310	119,537
American International Group, Inc. (Insurance)	1,697	43,155
American Tower Corp. (Equity Real Estate Investment Trusts)	863	205,395
American Water Works Co., Inc. (Water Utilities)	352	42,835
Ameriprise Financial, Inc. (Capital Markets)	246	28,275
AmerisourceBergen Corp. (Health Care Providers & Services)	290	26,001
AMETEK, Inc. (Electrical Equipment)	445	37,322
Amgen, Inc. (Biotechnology)	1,159	277,256
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	578	51,014
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	719	78,802
ANSYS, Inc.* (Software)	168	43,987
Anthem, Inc. (Health Care Providers & Services)	493	138,400
Aon PLC (Insurance)	456	78,738
Apache Corp. (Oil, Gas & Consumable Fuels)	728	9,522
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	290	10,924
Apple, Inc. (Technology Hardware, Storage & Peripherals)	8,139	2,391,239
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,798	89,325
Aptiv PLC (Auto Components)	496	34,497
Archer-Daniels-Midland Co. (Food Products)	1,084	40,260
Arista Networks, Inc.* (Communications Equipment)	103	22,588
Arthur J. Gallagher & Co. (Insurance)	364	28,574
Assurant, Inc. (Insurance)	118	12,536
AT&T, Inc. (Diversified Telecommunication Services)	14,236	433,771
Atmos Energy Corp. (Gas Utilities)	233	23,759
Autodesk, Inc.* (Software)	429	80,279
Automatic Data Processing, Inc. (IT Services)	844	123,806
AutoZone, Inc.* (Specialty Retail)	46	46,935
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	270	43,997
Avery Dennison Corp. (Containers & Packaging)	164	18,104
Baker Hughes Co. - Class A (Energy Equipment & Services)	1,263	17,619
Ball Corp. (Containers & Packaging)	639	41,912
Bank of America Corp. (Banks)	15,778	379,461
Baxter International, Inc. (Health Care Equipment & Supplies)	993	88,159
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	529	133,588
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	3,813	714,404
Best Buy Co., Inc. (Specialty Retail)	442	33,915
Biogen, Inc.* (Biotechnology)	352	104,484
BlackRock, Inc. - Class A (Capital Markets)	229	114,967
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	82	121,407
BorgWarner, Inc. (Auto Components)	403	11,514
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	279	27,113
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,715	101,758
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,568	277,780
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	774	210,234
Broadridge Financial Solutions, Inc. (IT Services)	224	25,984
Brown-Forman Corp. - Class B (Beverages)	354	22,019
C.H. Robinson Worldwide, Inc.(a) (Air Freight & Logistics)	264	18,718
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	793	17,145
Cadence Design Systems, Inc.* (Software)	547	44,378
Campbell Soup Co. (Food Products)	327	16,343

	Shares	Value
Common Stocks, continued
Capital One Financial Corp. (Consumer Finance)	909	$58,867
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	291	4,438
Cardinal Health, Inc. (Health Care Providers & Services)	571	28,253
CarMax, Inc.* (Specialty Retail)	319	23,494
Carnival Corp.(a) - Class A (Hotels, Restaurants & Leisure)	908	14,437
Carrier Global Corp.* (Building Products)	1,582	28,017
Caterpillar, Inc. (Machinery)	1,076	125,224
CBOE Global Markets, Inc. (Capital Markets)	217	21,565
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	652	27,990
CDW Corp. (Electronic Equipment, Instruments & Components)	279	30,913
Celanese Corp. (Chemicals)	236	19,605
Centene Corp.* (Health Care Providers & Services)	1,137	75,701
CenterPoint Energy, Inc. (Multi-Utilities)	974	16,587
CenturyLink, Inc. (Diversified Telecommunication Services)	1,906	20,242
Cerner Corp. (Health Care Technology)	612	42,467
CF Industries Holdings, Inc. (Chemicals)	421	11,578
Charter Communications, Inc.* - Class A (Media)	305	151,045
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,684	338,928
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	48	42,170
Chubb, Ltd. (Insurance)	884	95,481
Church & Dwight Co., Inc. (Household Products)	477	33,385
Cigna Corp. (Health Care Providers & Services)	729	142,724
Cincinnati Financial Corp. (Insurance)	299	19,674
Cintas Corp. (Commercial Services & Supplies)	164	36,380
Cisco Systems, Inc. (Communications Equipment)	8,267	350,355
Citigroup, Inc. (Banks)	4,255	206,623
Citizens Financial Group, Inc. (Banks)	847	18,964
Citrix Systems, Inc. (Software)	224	32,482
CME Group, Inc. (Capital Markets)	698	124,392
CMS Energy Corp. (Multi-Utilities)	552	31,514
Cognizant Technology Solutions Corp. - Class A (IT Services)	1,068	61,965
Colgate-Palmolive Co. (Household Products)	1,672	117,491
Comcast Corp. - Class A (Media)	8,848	332,951
Comerica, Inc. (Banks)	279	9,726
Conagra Brands, Inc. (Food Products)	947	31,668
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	394	22,348
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,139	90,052
Consolidated Edison, Inc. (Multi-Utilities)	646	50,905
Constellation Brands, Inc. - Class A (Beverages)	327	53,854
Copart, Inc.* (Commercial Services & Supplies)	399	31,964
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,497	32,949
Corteva, Inc. (Chemicals)	1,456	38,133
Costco Wholesale Corp. (Food & Staples Retailing)	860	260,580
Coty, Inc. - Class A (Personal Products)	573	3,123
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	812	129,457
CSX Corp. (Road & Rail)	1,516	100,405
Cummins, Inc. (Machinery)	302	49,377
CVS Health Corp. (Health Care Providers & Services)	2,536	156,091
D.R. Horton, Inc. (Household Durables)	652	30,787
Danaher Corp. (Health Care Equipment & Supplies)	1,247	203,835
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	238	17,562
DaVita, Inc.* (Health Care Providers & Services)	179	14,143
Deere & Co. (Machinery)	613	88,922
Delta Air Lines, Inc. (Airlines)	1,122	29,071
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	435	18,461
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	749	9,340
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	314	13,672
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	511	76,389
Discover Financial Services (Consumer Finance)	613	26,341
Discovery, Inc.*(a) (Media)	306	6,861
Discovery, Inc.* - Class C (Media)	651	13,287
Dish Network Corp.* - Class A (Media)	495	12,382
Dollar General Corp. (Multiline Retail)	494	86,598
Dollar Tree, Inc.* (Multiline Retail)	462	36,808
Dominion Energy, Inc. (Multi-Utilities)	1,606	123,871
Dover Corp. (Machinery)	282	26,409
Dow, Inc. (Chemicals)	1,445	53,017
DTE Energy Co. (Multi-Utilities)	372	38,591
Duke Energy Corp. (Electric Utilities)	1,419	120,133
Duke Realty Corp. (Equity Real Estate Investment Trusts)	715	24,811
DuPont de Nemours, Inc. (Chemicals)	1,445	67,944
DXC Technology Co. (IT Services)	497	9,011
E*TRADE Financial Corp. (Capital Markets)	440	17,868
Eastman Chemical Co. (Chemicals)	265	16,035
Eaton Corp. PLC (Electrical Equipment)	807	67,385
eBay, Inc. (Internet & Direct Marketing Retail)	1,489	59,307
Ecolab, Inc.(a) (Chemicals)	489	94,622
Edison International (Electric Utilities)	698	40,980
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	405	88,088
Electronic Arts, Inc.* (Entertainment)	570	65,128
Eli Lilly & Co. (Pharmaceuticals)	1,644	254,228
Emerson Electric Co. (Electrical Equipment)	1,187	67,694
Entergy Corp. (Electric Utilities)	387	36,962

	Shares		Value
Common Stocks, continued
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,134		$53,876
Equifax, Inc.(a) (Professional Services)	236		32,780
Equinix, Inc. (Equity Real Estate Investment Trusts)	167		112,758
Equity Residential (Equity Real Estate Investment Trusts)	681		44,306
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	129		31,489
Everest Re Group, Ltd. (Insurance)	81		14,024
Evergy, Inc. (Electric Utilities)	444		25,943
Eversource Energy (Electric Utilities)	629		50,760
Exelon Corp. (Electric Utilities)	1,893		70,192
Expedia Group, Inc. (Internet & Direct Marketing Retail)	270		19,165
Expeditors International of Washington, Inc. (Air Freight & Logistics)	333		23,844
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	253		22,325
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	8,251		383,423
F5 Networks, Inc.* (Communications Equipment)	119		16,572
Facebook, Inc.* - Class A (Interactive Media & Services)	4,692		960,499
Fastenal Co. (Trading Companies & Distributors)	1,118		40,494
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	140		11,658
FedEx Corp. (Air Freight & Logistics)	465		58,948
Fidelity National Information Services, Inc. (IT Services)	1,197		157,872
Fifth Third Bancorp (Banks)	1,379		25,774
First Horizon National Corp. (Banks)	—	†	3
First Republic Bank (Banks)	327		34,103
FirstEnergy Corp. (Electric Utilities)	1,053		43,457
Fiserv, Inc.* (IT Services)	1,114		114,809
FleetCor Technologies, Inc.* (IT Services)	170		41,013
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	261		11,327
Flowserve Corp. (Machinery)	257		7,240
FMC Corp. (Chemicals)	253		23,251
Ford Motor Co. (Automobiles)	7,585		38,608
Fortinet, Inc.* (Software)	274		29,521
Fortive Corp. (Machinery)	576		36,864
Fortune Brands Home & Security, Inc. (Building Products)	270		13,014
Fox Corp. - Class A (Media)	689		17,824
Fox Corp. - Class B (Media)	318		8,128
Franklin Resources, Inc. (Capital Markets)	543		10,230
Freeport-McMoRan, Inc. (Metals & Mining)	2,825		24,945
Garmin, Ltd. (Household Durables)	279		22,644
Gartner, Inc.* (IT Services)	179		21,267
General Dynamics Corp. (Aerospace & Defense)	456		59,563
General Electric Co. (Industrial Conglomerates)	17,020		115,736
General Mills, Inc.(a) (Food Products)	1,178		70,550
General Motors Co. (Automobiles)	2,448		54,565
Genuine Parts Co. (Distributors)	282		22,357
Gilead Sciences, Inc. (Biotechnology)	2,465		207,060
Global Payments, Inc. (IT Services)	587		97,454
Globe Life, Inc. (Insurance)	195		16,056
H&R Block, Inc. (Diversified Consumer Services)	377		6,277
Halliburton Co. (Energy Equipment & Services)	1,708		17,934
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	703		6,988
Harley-Davidson, Inc. (Automobiles)	302		6,593
Hartford Financial Services Group, Inc. (Insurance)	701		26,631
Hasbro, Inc. (Leisure Products)	246		17,764
HCA Healthcare, Inc. (Health Care Providers & Services)	515		56,588
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	961		25,121
Helmerich & Payne, Inc. (Energy Equipment & Services)	208		4,112
Henry Schein, Inc.* (Health Care Providers & Services)	283		15,440
Hess Corp. (Oil, Gas & Consumable Fuels)	503		24,466
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,519		25,341
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	550		41,641
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	286		9,449
Hologic, Inc.* (Health Care Equipment & Supplies)	523		26,202
Honeywell International, Inc. (Industrial Conglomerates)	1,394		197,809
Hormel Foods Corp. (Food Products)	543		25,440
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,393		17,148
Howmet Aerospace, Inc. (Aerospace & Defense)	754		9,855
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,888		44,793
Humana, Inc. (Health Care Providers & Services)	261		99,655
Huntington Bancshares, Inc. (Banks)	2,012		18,591
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	81		15,504
IDEX Corp. (Machinery)	144		22,123
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	168		46,637
IHS Markit, Ltd. (Professional Services)	779		52,427
Illinois Tool Works, Inc. (Machinery)	571		92,788
Illumina, Inc.* (Life Sciences Tools & Services)	285		90,924
Incyte Corp.* (Biotechnology)	348		33,986
Ingersoll Rand, Inc.* (Machinery)	410		11,923
Intel Corp. (Semiconductors & Semiconductor Equipment)	8,478		508,511
Intercontinental Exchange, Inc. (Capital Markets)	1,085		97,053
International Business Machines Corp. (IT Services)	1,726		216,717
International Flavors & Fragrances, Inc. (Chemicals)	208		27,254

	Shares	Value
Common Stocks, continued
International Paper Co. (Containers & Packaging)	764	$26,167
Intuit, Inc. (Software)	506	136,524
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	225	114,948
Invesco, Ltd. (Capital Markets)	723	6,232
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	69	8,924
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	352	50,192
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	555	13,420
J.B. Hunt Transport Services, Inc. (Road & Rail)	167	16,887
Jack Henry & Associates, Inc. (IT Services)	147	24,042
Jacobs Engineering Group, Inc. (Construction & Engineering)	265	21,929
Johnson & Johnson (Pharmaceuticals)	5,132	770,005
Johnson Controls International PLC (Building Products)	1,504	43,782
JPMorgan Chase & Co. (Banks)	6,112	585,284
Juniper Networks, Inc. (Communications Equipment)	649	14,018
Kansas City Southern Industries, Inc. (Road & Rail)	191	24,935
Kellogg Co. (Food Products)	486	31,833
KeyCorp (Banks)	1,918	22,345
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	366	35,418
Kimberly-Clark Corp. (Household Products)	668	92,505
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	821	8,957
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,794	57,783
KLA Corp. (Semiconductors & Semiconductor Equipment)	306	50,212
Kohl’s Corp. (Multiline Retail)	305	5,630
L Brands, Inc. (Specialty Retail)	449	5,339
L3Harris Technologies, Inc. (Aerospace & Defense)	431	83,485
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	188	30,917
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	281	71,734
Lamb Weston Holding, Inc. (Food Products)	283	17,365
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	660	31,693
Leggett & Platt, Inc. (Household Durables)	257	9,028
Leidos Holdings, Inc. (IT Services)	262	25,888
Lennar Corp. - Class A (Household Durables)	544	27,238
Lincoln National Corp. (Insurance)	388	13,762
Linde PLC (Chemicals)	1,047	192,637
Live Nation Entertainment, Inc.*(a) (Entertainment)	273	12,250
LKQ Corp.* (Distributors)	596	15,585
Lockheed Martin Corp. (Aerospace & Defense)	485	188,694
Loews Corp. (Insurance)	497	17,226
Lowe’s Cos., Inc. (Specialty Retail)	1,492	156,286
LyondellBasell Industries N.V. - Class A (Chemicals)	501	29,033
M&T Bank Corp. (Banks)	261	29,253
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,554	9,510
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,265	40,581
MarketAxess Holdings, Inc. (Capital Markets)	77	35,036
Marriott International, Inc.(a) - Class A (Hotels, Restaurants & Leisure)	531	48,253
Marsh & McLennan Cos., Inc. (Insurance)	983	95,676
Martin Marietta Materials, Inc. (Construction Materials)	123	23,398
Masco Corp. (Building Products)	552	22,654
MasterCard, Inc. - Class A (IT Services)	1,730	475,698
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	529	29,084
McCormick & Co., Inc. (Food Products)	238	37,328
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,471	275,902
McKesson Corp. (Health Care Providers & Services)	315	44,494
Medtronic PLC (Health Care Equipment & Supplies)	2,611	254,912
Merck & Co., Inc. (Pharmaceuticals)	4,964	393,844
MetLife, Inc. (Insurance)	1,526	55,058
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	46	33,117
MGM Resorts International (Hotels, Restaurants & Leisure)	1,002	16,864
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	465	40,794
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,159	103,395
Microsoft Corp. (Software)	14,868	2,664,493
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	223	24,958
Mohawk Industries, Inc.* (Household Durables)	116	10,176
Molson Coors Beverage Co. - Class B (Beverages)	366	15,010
Mondelez International, Inc. - Class A (Food Products)	2,807	144,392
Monster Beverage Corp.* (Beverages)	743	45,925
Moody’s Corp. (Capital Markets)	315	76,829
Morgan Stanley (Capital Markets)	2,270	89,506
Motorola Solutions, Inc. (Communications Equipment)	334	48,033
MSCI, Inc. - Class A (Capital Markets)	166	54,282
Mylan N.V.* (Pharmaceuticals)	1,004	16,837
Nasdaq, Inc. (Capital Markets)	224	24,566
National Oilwell Varco, Inc. (Energy Equipment & Services)	747	9,442
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	444	19,434
Netflix, Inc.* (Entertainment)	853	358,132
Newell Brands, Inc. (Household Durables)	741	10,285
Newmont Corp. (Metals & Mining)	1,596	94,930

	Shares	Value
Common Stocks, continued
News Corp. - Class A (Media)	754	$7,472
News Corp. - Class B (Media)	233	2,381
NextEra Energy, Inc. (Electric Utilities)	951	219,796
Nielsen Holdings PLC (Professional Services)	693	10,208
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,430	211,847
NiSource, Inc. (Multi-Utilities)	729	18,305
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	927	9,094
Nordstrom, Inc.(a) (Multiline Retail)	209	3,925
Norfolk Southern Corp. (Road & Rail)	506	86,577
Northern Trust Corp. (Capital Markets)	412	32,614
Northrop Grumman Corp. (Aerospace & Defense)	305	100,854
NortonLifelock, Inc. (Software)	1,114	23,695
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	412	6,757
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	490	16,430
Nucor Corp. (Metals & Mining)	589	24,261
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,191	348,105
NVR, Inc.* (Household Durables)	7	21,700
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,736	28,818
Old Dominion Freight Line, Inc. (Road & Rail)	187	27,169
Omnicom Group, Inc.(a) (Media)	424	24,181
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	805	24,094
Oracle Corp. (Software)	4,223	223,692
O’Reilly Automotive, Inc.* (Specialty Retail)	143	55,247
Otis Worldwide Corp.* (Machinery)	791	40,270
PACCAR, Inc. (Machinery)	674	46,661
Packaging Corp. of America (Containers & Packaging)	183	17,687
Parker-Hannifin Corp. (Machinery)	252	39,846
Paychex, Inc. (IT Services)	624	42,756
Paycom Software, Inc.* (Software)	98	25,580
PayPal Holdings, Inc.* (IT Services)	2,289	281,547
Pentair PLC (Machinery)	327	11,311
People’s United Financial, Inc. (Banks)	860	10,913
PepsiCo, Inc. (Beverages)	2,717	359,431
PerkinElmer, Inc. (Life Sciences Tools & Services)	218	19,736
Perrigo Co. PLC (Pharmaceuticals)	265	14,125
Pfizer, Inc. (Pharmaceuticals)	10,786	413,751
Philip Morris International, Inc. (Tobacco)	3,032	226,187
Phillips 66 (Oil, Gas & Consumable Fuels)	868	63,512
Pinnacle West Capital Corp. (Electric Utilities)	220	16,938
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	322	28,758
PPG Industries, Inc. (Chemicals)	462	41,963
PPL Corp. (Electric Utilities)	1,498	38,079
Principal Financial Group, Inc. (Insurance)	503	18,314
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,436	128,134
Prudential Financial, Inc. (Insurance)	782	48,773
Public Service Enterprise Group, Inc. (Multi-Utilities)	986	50,000
Public Storage (Equity Real Estate Investment Trusts)	290	53,781
PulteGroup, Inc. (Household Durables)	494	13,965
PVH Corp. (Textiles, Apparel & Luxury Goods)	143	7,040
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	227	22,253
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	2,224	174,962
Quanta Services, Inc. (Construction & Engineering)	273	9,926
Quest Diagnostics, Inc. (Health Care Providers & Services)	264	29,069
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	99	7,304
Raymond James Financial, Inc. (Capital Markets)	238	15,689
Raytheon Technologies Corp. (Aerospace & Defense)	2,852	184,838
Realty Income Corp. (Equity Real Estate Investment Trusts)	635	34,874
Regency Centers Corp.(a) (Equity Real Estate Investment Trusts)	327	14,359
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	156	82,037
Regions Financial Corp. (Banks)	1,879	20,199
Republic Services, Inc. - Class A (Commercial Services & Supplies)	409	32,041
ResMed, Inc. (Health Care Equipment & Supplies)	279	43,334
Robert Half International, Inc. (Professional Services)	227	10,730
Rockwell Automation, Inc. (Electrical Equipment)	225	42,633
Rollins, Inc. (Commercial Services & Supplies)	273	10,920
Roper Technologies, Inc. (Industrial Conglomerates)	205	69,911
Ross Stores, Inc. (Specialty Retail)	707	64,592
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	334	15,621
S&P Global, Inc. (Capital Markets)	477	139,705
Salesforce.com, Inc.* (Software)	1,727	279,688
SBA Communications Corp. (Equity Real Estate Investment Trusts)	220	63,782
Schlumberger, Ltd. (Energy Equipment & Services)	2,692	45,279
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	452	22,577
Sealed Air Corp. (Containers & Packaging)	301	8,606
Sempra Energy (Multi-Utilities)	548	67,870
ServiceNow, Inc.* (Software)	366	128,664
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	598	39,928
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	331	34,384
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	160	8,488
Snap-on, Inc. (Machinery)	105	13,680
Southwest Airlines Co. (Airlines)	922	28,813

	Shares	Value
Common Stocks, continued
Stanley Black & Decker, Inc. (Machinery)	299	$32,950
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,302	176,632
State Street Corp. (Capital Markets)	710	44,758
STERIS PLC (Health Care Equipment & Supplies)	167	23,798
Stryker Corp. (Health Care Equipment & Supplies)	628	117,078
SVB Financial Group* (Banks)	102	19,703
Synchrony Financial (Consumer Finance)	1,097	21,710
Synopsys, Inc.* (Software)	290	45,565
Sysco Corp. (Food & Staples Retailing)	993	55,876
T. Rowe Price Group, Inc. (Capital Markets)	456	52,727
Take-Two Interactive Software, Inc.* (Entertainment)	223	26,994
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	535	7,961
Target Corp. (Multiline Retail)	988	108,423
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	650	47,749
TechnipFMC PLC (Energy Equipment & Services)	815	7,262
Teleflex, Inc. (Health Care Equipment & Supplies)	93	31,192
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,820	211,247
Textron, Inc. (Aerospace & Defense)	445	11,730
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,291	17,105
The Allstate Corp. (Insurance)	629	63,982
The Bank of New York Mellon Corp. (Capital Markets)	1,635	61,378
The Boeing Co. (Aerospace & Defense)	1,041	146,802
The Charles Schwab Corp. (Capital Markets)	2,227	84,002
The Clorox Co. (Household Products)	244	45,491
The Coca-Cola Co. (Beverages)	7,513	344,771
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	99	28,383
The Estee Lauder Co., Inc. (Personal Products)	433	76,381
The Gap, Inc. (Specialty Retail)	409	3,321
The Goldman Sachs Group, Inc. (Capital Markets)	624	114,454
The Hershey Co. (Food Products)	288	38,140
The Home Depot, Inc. (Specialty Retail)	2,125	467,138
The Interpublic Group of Cos., Inc. (Media)	750	12,735
The JM Smucker Co. - Class A (Food Products)	223	25,625
The Kraft Heinz Co. (Food Products)	1,213	36,790
The Kroger Co. (Food & Staples Retailing)	1,564	49,438
The Mosaic Co. (Chemicals)	676	7,781
The PNC Financial Services Group, Inc (Banks)	853	90,990
The Procter & Gamble Co. (Household Products)	4,862	573,085
The Progressive Corp. (Insurance)	1,138	87,967
The Sherwin-Williams Co. (Chemicals)	162	86,892
The Southern Co. (Electric Utilities)	2,042	115,843
The TJX Cos., Inc. (Specialty Retail)	2,362	115,856
The Travelers Cos., Inc. (Insurance)	505	51,111
The Walt Disney Co. (Entertainment)	3,513	379,931
The Western Union Co. (IT Services)	815	15,542
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,360	45,713
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	780	261,049
Tiffany & Co. (Specialty Retail)	213	26,945
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	742	65,148
Tractor Supply Co. (Specialty Retail)	233	23,633
Trane Technologies PLC (Building Products)	465	40,650
TransDigm Group, Inc. (Aerospace & Defense)	99	35,945
Truist Financial Corp. (Banks)	2,614	97,554
Twitter, Inc.* (Interactive Media & Services)	1,509	43,278
Tyson Foods, Inc. - Class A (Food Products)	576	35,821
U.S. Bancorp (Banks)	2,766	100,959
UDR, Inc. (Equity Real Estate Investment Trusts)	571	21,395
Ulta Beauty, Inc.* (Specialty Retail)	111	24,189
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	364	3,793
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	372	3,448
Union Pacific Corp. (Road & Rail)	1,353	216,195
United Airlines Holdings , Inc.* (Airlines)	423	12,512
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,363	129,022
United Rentals, Inc.* (Trading Companies & Distributors)	143	18,376
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,848	540,484
Universal Health Services, Inc.(a) - Class B (Health Care Providers & Services)	156	16,488
Unum Group (Insurance)	396	6,910
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	802	50,807
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	179	20,474
Ventas, Inc. (Equity Real Estate Investment Trusts)	726	23,486
VeriSign, Inc.* (IT Services)	200	41,898
Verisk Analytics, Inc. - Class A (Professional Services)	318	48,600
Verizon Communications, Inc. (Diversified Telecommunication Services)	8,063	463,219
Vertex Pharmaceuticals, Inc.* (Biotechnology)	502	126,102
VF Corp. (Textiles, Apparel & Luxury Goods)	640	37,184
ViacomCBS, Inc. - Class B (Media)	1,049	18,106
Visa, Inc. - Class A (IT Services)	3,337	596,388
Vornado Realty Trust (Equity Real Estate Investment Trusts)	309	13,540
Vulcan Materials Co. (Construction Materials)	261	29,485
W.R. Berkley Corp. (Insurance)	281	15,174
W.W. Grainger, Inc. (Trading Companies & Distributors)	85	23,424

	Shares	Value
Common Stocks, continued
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,460	$63,203
Walmart, Inc. (Food & Staples Retailing)	2,766	336,208
Waste Management, Inc. (Commercial Services & Supplies)	762	76,215
Waters Corp.* (Life Sciences Tools & Services)	126	23,562
WEC Energy Group, Inc. (Multi-Utilities)	615	55,688
Wells Fargo & Co. (Banks)	7,502	217,933
Welltower, Inc. (Equity Real Estate Investment Trusts)	791	40,523
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	579	26,680
Westinghouse Air Brake Technologies Corp. (Machinery)	354	19,973
WestRock Co. (Containers & Packaging)	501	16,127
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,448	31,668
Whirlpool Corp. (Household Durables)	125	13,968
Willis Towers Watson PLC (Insurance)	252	44,929
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	187	15,994
Xcel Energy, Inc. (Electric Utilities)	1,024	65,085
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	361	6,603
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	492	43,001
Xylem, Inc. (Machinery)	351	25,237
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	589	50,907
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	103	23,655
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	401	48,000
Zions Bancorp (Banks)	331	10,463
Zoetis, Inc. (Pharmaceuticals)	930	120,258
TOTAL COMMON STOCKS (Cost $20,660,556)		47,050,804

	Principal Amount	Value
Repurchase Agreements(b)(c) (40.4%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $33,719,010	$33,719,000	$33,719,000
TOTAL REPURCHASE AGREEMENTS (Cost $33,719,000)		33,719,000

	Shares	Value
Collateral for Securities Loaned (0.4%)
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.27%(d)	45,744	$45,744
Fidelity Investments Money Market Government Portfolio-Class I, 1.26%(d)	641	641
Invesco Government & Agency Portfolio-Institutional Shares, 0.28%(d)	586	586
JPMorgan U.S. Government Money Market Fund-Capital Shares, 0.30%(d)	292,803	292,803
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $339,774)		339,774

TOTAL INVESTMENT SECURITIES (Cost $54,719,330) - 97.3%		81,109,578
Net other assets (liabilities) - 2.7%		2,275,258

NET ASSETS - 100.0%		$83,384,836

*	Non-income producing security.
†	Number of shares is less than 0.50.
(a)	All or part of this security was on loan as of April 30, 2020. The total value of securities on loan as of April 30, 2020 was $321,025.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $4,031,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2020.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	39	6/22/20	$5,657,438	$867,100

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	5/27/20	0.68%	$13,186,906	$166,075
S&P 500	UBS AG	5/27/20	0.63%	17,566,750	205,167
				$30,753,656	$371,242

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Bull ProFund invested in the following industries as of April 30, 2020:

	Value	% of Net Assets
Aerospace & Defense	$837,270	1.0%
Air Freight & Logistics	230,532	0.3%
Airlines	87,171	0.1%
Auto Components	46,011	0.1%
Automobiles	99,766	0.1%
Banks	1,898,842	2.3%
Beverages	841,010	1.0%
Biotechnology	1,114,335	1.3%
Building Products	177,673	0.2%
Capital Markets	1,246,128	1.5%
Chemicals	819,295	1.0%
Commercial Services & Supplies	187,520	0.2%
Communications Equipment	451,566	0.5%
Construction & Engineering	31,855	NM
Construction Materials	52,883	0.1%
Consumer Finance	226,455	0.3%
Containers & Packaging	156,903	0.2%
Distributors	37,942	NM
Diversified Consumer Services	6,277	NM
Diversified Financial Services	714,404	0.9%
Diversified Telecommunication Services	917,232	1.1%
Electric Utilities	946,841	1.1%
Electrical Equipment	215,034	0.3%
Electronic Equipment, Instruments & Components	241,949	0.3%
Energy Equipment & Services	101,648	0.1%
Entertainment	937,839	1.1%
Equity Real Estate Investment Trusts	1,339,371	1.6%
Food & Staples Retailing	765,305	0.9%
Food Products	551,555	0.7%
Gas Utilities	23,759	NM
Health Care Equipment & Supplies	1,752,822	2.1%
Health Care Providers & Services	1,414,448	1.7%
Health Care Technology	42,467	NM
Hotels, Restaurants & Leisure	754,433	0.9%
Household Durables	159,791	0.2%
Household Products	861,957	1.0%
Independent Power and Renewable Electricity Producers	33,535	NM
Industrial Conglomerates	553,758	0.7%
Insurance	907,079	1.1%
Interactive Media & Services	2,581,908	3.1%
Internet & Direct Marketing Retail	2,208,766	2.7%
IT Services	2,637,289	3.2%
Leisure Products	17,764	NM
Life Sciences Tools & Services	524,806	0.6%
Machinery	690,798	0.8%
Media	607,353	0.7%
Metals & Mining	144,136	0.2%
Multiline Retail	241,384	0.3%
Multi-Utilities	488,106	0.6%
Oil, Gas & Consumable Fuels	1,330,890	1.6%
Personal Products	79,504	0.1%
Pharmaceuticals	2,380,726	2.9%
Professional Services	154,745	0.2%
Real Estate Management & Development	27,990	NM
Road & Rail	472,168	0.6%
Semiconductors & Semiconductor Equipment	2,135,335	2.6%
Software	4,092,738	5.0%
Specialty Retail	1,063,576	1.3%
Technology Hardware, Storage & Peripherals	2,536,667	3.0%
Textiles, Apparel & Luxury Goods	290,003	0.3%
Tobacco	369,214	0.4%
Trading Companies & Distributors	82,294	0.1%
Water Utilities	42,835	0.1%
Wireless Telecommunication Services	65,148	0.1%
Other **	36,334,032	43.5%
Total	$83,384,836	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Communication Services UltraSector ProFund  :: Schedule of Portfolio Investments :: April 30, 2020 (unaudited)

	Shares	Value
Common Stocks (71.7%)
Activision Blizzard, Inc. (Entertainment)	2,350	$149,766
Alphabet, Inc.* - Class A (Interactive Media & Services)	309	416,130
Alphabet, Inc.* - Class C (Interactive Media & Services)	309	416,736
AT&T, Inc. (Diversified Telecommunication Services)	4,489	136,780
CenturyLink, Inc. (Diversified Telecommunication Services)	5,136	54,544
Charter Communications, Inc.* - Class A (Media)	305	151,046
Comcast Corp. - Class A (Media)	3,874	145,779
Discovery, Inc.*(a) (Media)	827	18,541
Discovery, Inc.* - Class C (Media)	1,756	35,840
Dish Network Corp.* - Class A (Media)	1,340	33,520
Electronic Arts, Inc.* (Entertainment)	1,404	160,421
Facebook, Inc.* - Class A (Interactive Media & Services)	3,514	719,350
Fox Corp. - Class A (Media)	1,855	47,989
Fox Corp. - Class B (Media)	849	21,700
Live Nation Entertainment, Inc.*(a) (Entertainment)	737	33,069
Netflix, Inc.* (Entertainment)	374	157,024
News Corp. - Class A (Media)	2,034	20,157
News Corp. - Class B (Media)	637	6,510
Omnicom Group, Inc.(a) (Media)	1,138	64,900
Take-Two Interactive Software, Inc.* (Entertainment)	592	71,662
The Interpublic Group of Cos., Inc. (Media)	2,029	34,452
The Walt Disney Co. (Entertainment)	1,389	150,220
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	1,656	145,397
Twitter, Inc.* (Interactive Media & Services)	4,064	116,556
Verizon Communications, Inc. (Diversified Telecommunication Services)	2,537	145,751
ViacomCBS, Inc. - Class B (Media)	2,829	48,829
TOTAL COMMON STOCKS (Cost $3,331,792)		3,502,669

	Principal Amount	Value
Repurchase Agreements(b)(c) (24.7%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $1,204,000	$1,204,000	$1,204,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,204,000)		1,204,000

	Shares	Value
Collateral for Securities Loaned (2.0%)
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.27%(d)	13,087	$13,087
Fidelity Investments Money Market Government Portfolio-Class I, 1.26%(d)	183	183
Invesco Government & Agency Portfolio-Institutional Shares, 0.28%(d)	168	168
JPMorgan U.S. Government Money Market Fund-Capital Shares, 0.30%(d)	83,770	83,770
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $97,208)		97,208

TOTAL INVESTMENT SECURITIES (Cost $4,633,000) - 98.4%		4,803,877
Net other assets (liabilities) - 1.6%		77,891

NET ASSETS - 100.0%		$4,881,768

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2020. The total value of securities on loan as of April 30, 2020 was $88,037.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $365,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2020.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Communication Services Select Sector Index	Goldman Sachs International	5/26/20	0.63%	$2,015,709	$92,095
S&P Communication Services Select Sector Index	UBS AG	5/26/20	0.48%	1,833,969	82,250
				$3,849,678	$174,345

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Communication Services UltraSector ProFund invested in the following industries as of April 30, 2020:

	Value	% of Net Assets
Diversified Telecommunication Services	$337,075	6.9%
Entertainment	722,161	14.8%
Interactive Media & Services	1,668,773	34.1%
Media	629,263	12.9%
Wireless Telecommunication Services	145,397	3.0%
Other **	1,379,099	28.3%
Total	$4,881,768	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Consumer Goods UltraSector ProFund  :: Schedule of Portfolio Investments :: April 30, 2020  (unaudited)

	Shares	Value
Common Stocks (66.0%)
Activision Blizzard, Inc. (Entertainment)	1,423	$90,689
Adient PLC* (Auto Components)	165	2,472
Altria Group, Inc. (Tobacco)	3,463	135,923
Aptiv PLC (Auto Components)	473	32,897
Archer-Daniels-Midland Co. (Food Products)	1,031	38,291
Autoliv, Inc. (Auto Components)	144	8,643
Beyond Meat, Inc.* (Food Products)	21	2,079
BorgWarner, Inc. (Auto Components)	383	10,942
Brown-Forman Corp. - Class B (Beverages)	337	20,961
Brunswick Corp. (Leisure Products)	150	7,158
Bunge, Ltd. (Food Products)	260	10,314
Campbell Soup Co. (Food Products)	314	15,694
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	283	4,316
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	80	6,256
Church & Dwight Co., Inc. (Household Products)	455	31,845
Colgate-Palmolive Co. (Household Products)	1,590	111,729
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	56	4,082
Conagra Brands, Inc. (Food Products)	903	30,196
Constellation Brands, Inc. - Class A (Beverages)	310	51,054
Coty, Inc. - Class A (Personal Products)	550	2,998
D.R. Horton, Inc. (Household Durables)	623	29,418
Dana, Inc. (Auto Components)	270	3,105
Darling Ingredients, Inc.* (Food Products)	303	6,239
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	51	7,587
Electronic Arts, Inc.* (Entertainment)	544	62,157
Energizer Holdings, Inc. (Household Products)	120	4,675
Flowers Foods, Inc. (Food Products)	357	7,954
Ford Motor Co. (Automobiles)	7,221	36,755
General Mills, Inc. (Food Products)	1,121	67,137
General Motors Co. (Automobiles)	2,331	51,958
Gentex Corp. (Auto Components)	471	11,417
Genuine Parts Co. (Distributors)	269	21,327
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	671	6,670
Harley-Davidson, Inc. (Automobiles)	287	6,265
Hasbro, Inc. (Leisure Products)	235	16,969
Helen of Troy, Ltd.* (Household Durables)	45	7,393
Herbalife Nutrition, Ltd.* (Personal Products)	170	6,350
Herman Miller, Inc. (Commercial Services & Supplies)	112	2,524
Hormel Foods Corp. (Food Products)	515	24,128
Ingredion, Inc. (Food Products)	126	10,231
Jefferies Financial Group, Inc. (Diversified Financial Services)	468	6,421
Kellogg Co. (Food Products)	462	30,261
Keurig Dr Pepper, Inc. (Beverages)	498	13,177
Kimberly-Clark Corp. (Household Products)	635	87,935
Lamb Weston Holding, Inc. (Food Products)	270	16,567
Lancaster Colony Corp. (Food Products)	37	4,981
Lear Corp. (Auto Components)	102	9,960
Leggett & Platt, Inc. (Household Durables)	243	8,537
Lennar Corp. - Class A (Household Durables)	520	26,036
Lennar Corp. - Class B (Household Durables)	28	1,068
Levi Strauss & Co. (Textiles, Apparel & Luxury Goods)	79	1,018
Lululemon Athletica, Inc.*(a) (Textiles, Apparel & Luxury Goods)	221	49,389
Mattel, Inc.* (Leisure Products)	647	5,642
McCormick & Co., Inc. (Food Products)	230	36,073
Mohawk Industries, Inc.* (Household Durables)	110	9,649
Molson Coors Beverage Co. - Class B (Beverages)	348	14,271
Mondelez International, Inc. - Class A (Food Products)	2,669	137,292
Monster Beverage Corp.* (Beverages)	708	43,761
National Beverage Corp.*(a) (Beverages)	22	1,105
Newell Brands, Inc. (Household Durables)	708	9,827
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,310	201,385
Nu Skin Enterprises, Inc. - Class A (Personal Products)	102	2,979
NVR, Inc.* (Household Durables)	7	21,700
PepsiCo, Inc. (Beverages)	2,585	341,970
Performance Food Group Co.* (Food & Staples Retailing)	194	5,694
Philip Morris International, Inc. (Tobacco)	2,885	215,221
Pilgrim’s Pride Corp.* (Food Products)	97	2,134
Polaris, Inc. (Leisure Products)	106	7,519
Pool Corp. (Distributors)	73	15,451
Post Holdings, Inc.* (Food Products)	124	11,389
PulteGroup, Inc. (Household Durables)	473	13,372
PVH Corp. (Textiles, Apparel & Luxury Goods)	136	6,695
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	93	6,862
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	250	7,045
Spectrum Brands Holdings, Inc. (Household Products)	87	3,746
Stanley Black & Decker, Inc. (Machinery)	283	31,188
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	143	3,585
Take-Two Interactive Software, Inc.* (Entertainment)	209	25,299
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	514	7,648
Tempur Sealy International, Inc.* (Household Durables)	83	4,461
Tesla, Inc.* (Automobiles)	265	207,197
The Boston Beer Co., Inc.* - Class A (Beverages)	15	6,998
The Clorox Co. (Household Products)	234	43,627
The Coca-Cola Co. (Beverages)	7,149	328,068
The Estee Lauder Co., Inc. (Personal Products)	412	72,676
The Goodyear Tire & Rubber Co. (Auto Components)	434	3,112
The Hain Celestial Group, Inc.* (Food Products)	146	3,773
The Hershey Co. (Food Products)	276	36,551
The JM Smucker Co. - Class A (Food Products)	213	24,476
The Kraft Heinz Co. (Food Products)	1,154	35,001

	Shares	Value
Common Stocks, continued
The Procter & Gamble Co. (Household Products)	4,623	544,914
Thor Industries, Inc. (Automobiles)	103	6,819
Toll Brothers, Inc. (Household Durables)	238	5,717
TreeHouse Foods, Inc.* (Food Products)	105	5,432
Tyson Foods, Inc. - Class A (Food Products)	545	33,894
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	348	3,626
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	363	3,365
US Foods Holding Corp.* (Food & Staples Retailing)	408	8,772
Veoneer, Inc.* (Auto Components)	184	1,800
VF Corp. (Textiles, Apparel & Luxury Goods)	606	35,209
WABCO Holdings, Inc.* (Machinery)	96	12,900
Whirlpool Corp. (Household Durables)	116	12,962
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	152	3,114
Zynga, Inc.* (Entertainment)	1,754	13,225
TOTAL COMMON STOCKS (Cost $2,396,358)		3,910,339

	Principal Amount	Value
Repurchase Agreements(b)(c) (23.2%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $1,375,000	$1,375,000	$1,375,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,375,000)		1,375,000

	Shares	Value
Collateral for Securities Loaned (0.7%)
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.27%(d)	5,405	$5,405
Fidelity Investments Money Market Government Portfolio-Class I, 1.26%(d)	76	76
Invesco Government & Agency Portfolio-Institutional Shares, 0.28%(d)	69	69
JPMorgan U.S. Government Money Market Fund-Capital Shares, 0.30%(d)	34,594	34,594
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $40,144)		40,144

TOTAL INVESTMENT SECURITIES (Cost $3,811,502) - 89.9%		5,325,483
Net other assets (liabilities) - 10.1%		596,713

NET ASSETS - 100.0%		$5,922,196

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2020. The total value of securities on loan as of April 30, 2020 was $37,700.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $768,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2020.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	5/26/20	0.63%	$2,181,156	$48,865
Dow Jones U.S. Consumer Goods Index	UBS AG	5/26/20	0.48%	2,810,547	52,837
				$4,991,703	$101,702

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Goods UltraSector ProFund invested in the following industries as of April 30, 2020:

	Value	% of Net Assets
Auto Components	$84,348	1.4%
Automobiles	308,995	5.2%
Beverages	821,365	13.9%
Commercial Services & Supplies	2,524	0.1%
Distributors	36,777	0.6%
Diversified Financial Services	6,421	0.1%
Entertainment	191,370	3.2%
Food & Staples Retailing	14,466	0.3%
Food Products	590,087	10.0%
Household Durables	150,140	2.5%
Household Products	828,471	14.0%
Leisure Products	37,288	0.6%
Machinery	44,087	0.8%
Personal Products	85,003	1.4%
Textiles, Apparel & Luxury Goods	357,853	6.0%
Tobacco	351,144	5.9%
Other **	2,011,857	34.0%
Total	$5,922,196	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Consumer Services UltraSector ProFund  :: Schedule of Portfolio Investments :: April 30, 2020 (unaudited)

	Shares	Value
Common Stocks (73.5%)
Aaron’s, Inc. (Specialty Retail)	486	$15,508
Adtalem Global Education, Inc.* (Diversified Consumer Services)	391	12,422
Advance Auto Parts, Inc. (Specialty Retail)	499	60,334
Alaska Air Group, Inc. (Airlines)	889	28,910
Allegiant Travel Co. (Airlines)	96	7,534
Altice USA, Inc.* (Media)	2,233	57,991
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,004	7,431,897
AMC Networks, Inc.* - Class A (Media)	320	7,632
AMERCO (Road & Rail)	58	16,248
American Airlines Group, Inc.(a) (Airlines)	2,817	33,832
American Eagle Outfitters, Inc. (Specialty Retail)	1,150	9,143
AmerisourceBergen Corp. (Health Care Providers & Services)	1,085	97,281
Aramark (Hotels, Restaurants & Leisure)	1,801	49,185
AutoNation, Inc.* (Specialty Retail)	425	15,827
AutoZone, Inc.* (Specialty Retail)	171	174,475
Avis Budget Group, Inc.* (Road & Rail)	411	6,773
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	495	10,890
Best Buy Co., Inc. (Specialty Retail)	1,643	126,067
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	302	447,132
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	582	9,714
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	421	49,025
Burlington Stores, Inc.* (Specialty Retail)	480	87,691
Cable One, Inc. (Media)	35	66,950
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	4,032	38,949
Cardinal Health, Inc. (Health Care Providers & Services)	2,110	104,403
CarMax, Inc.* (Specialty Retail)	1,189	87,570
Carnival Corp.(a) - Class A (Hotels, Restaurants & Leisure)	2,891	45,967
Carvana Co.* (Specialty Retail)	364	29,160
Casey’s General Stores, Inc. (Food & Staples Retailing)	266	40,275
Charter Communications, Inc.* - Class A (Media)	1,130	559,610
Chegg, Inc.* (Diversified Consumer Services)	831	35,525
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	185	162,532
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	230	17,262
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	255	25,556
Cinemark Holdings, Inc. (Entertainment)	773	11,038
Comcast Corp. - Class A (Media)	32,758	1,232,685
Copart, Inc.* (Commercial Services & Supplies)	1,474	118,082
Costco Wholesale Corp. (Food & Staples Retailing)	3,188	965,964
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	174	16,948
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	884	65,230
Delta Air Lines, Inc. (Airlines)	4,154	107,631
Dick’s Sporting Goods, Inc. (Specialty Retail)	461	13,549
Discovery, Inc.* (Media)	1,144	25,648
Discovery, Inc.* - Class C (Media)	2,423	49,453
Dish Network Corp.* - Class A (Media)	1,842	46,078
Dollar General Corp. (Multiline Retail)	1,837	322,026
Dollar Tree, Inc.* (Multiline Retail)	1,707	135,997
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	293	106,045
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	599	37,641
Expedia Group, Inc. (Internet & Direct Marketing Retail)	1,011	71,761
Extended Stay America, Inc. (Hotels, Restaurants & Leisure)	1,326	14,414
Five Below, Inc.* (Specialty Retail)	401	36,154
Floor & Decor Holdings, Inc.* (Specialty Retail)	504	21,370
Foot Locker, Inc. (Specialty Retail)	773	19,812
Fox Corp. - Class A (Media)	2,560	66,227
Fox Corp. - Class B (Media)	1,173	29,982
frontdoor, Inc.* - Class A (Diversified Consumer Services)	611	23,652
Graham Holdings Co. - Class B (Diversified Consumer Services)	30	11,700
Grand Canyon Education, Inc.* (Diversified Consumer Services)	348	29,935
H&R Block, Inc. (Diversified Consumer Services)	1,412	23,510
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	620	12,772
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	2,035	154,070
Hyatt Hotels Corp. - Class A (Hotels, Restaurants & Leisure)	266	14,965
IAA, Inc.* (Commercial Services & Supplies)	966	37,288
IHS Markit, Ltd. (Professional Services)	2,894	194,766
JetBlue Airways Corp.* (Airlines)	2,088	20,337
John Wiley & Sons, Inc. - Class A (Media)	317	11,903
KAR Auction Services, Inc. (Commercial Services & Supplies)	932	13,961
Kohl’s Corp. (Multiline Retail)	1,133	20,915
L Brands, Inc. (Specialty Retail)	1,682	19,999
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	2,439	117,121
Liberty Broadband Corp.* - Class A (Media)	175	21,004
Liberty Broadband Corp.* - Class C (Media)	1,103	135,316
Liberty Global PLC* - Class A (Media)	1,181	22,935
Liberty Global PLC* - Class C (Media)	2,979	54,545
Liberty Latin America, Ltd.* - Class A (Media)	332	3,552
Liberty Latin America, Ltd.* - Class C (Media)	827	8,551
Liberty Media Corp-Liberty Formula One* - Class A (Entertainment)	189	5,717
Liberty Media Corp-Liberty Formula One* - Class C (Entertainment)	1,466	47,191
Liberty Media Corp-Liberty SiriusXM* - Class A (Media)	603	20,327
Liberty Media Corp-Liberty SiriusXM* - Class C (Media)	1,058	36,046
Lions Gate Entertainment Corp.* - Class A (Entertainment)	403	2,877
Lions Gate Entertainment Corp.* - Class B (Entertainment)	784	5,237

	Shares	Value
Common Stocks, continued
Lithia Motors, Inc. - Class A (Specialty Retail)	164	$18,132
Live Nation Entertainment, Inc.* (Entertainment)	1,019	45,723
LiveRamp Holdings, Inc.* (IT Services)	490	18,551
LKQ Corp.* (Distributors)	2,215	57,922
Lowe’s Cos., Inc. (Specialty Retail)	5,531	579,372
Lyft, Inc.* (Road & Rail)	1,469	48,227
Macy’s, Inc. (Multiline Retail)	2,235	13,097
Madison Square Garden Entertainment* (Entertainment)	126	10,420
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,958	178,074
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	270	22,410
McDonald’s Corp. (Hotels, Restaurants & Leisure)	5,434	1,019,200
Meredith Corp. (Media)	291	4,316
MGM Resorts International (Hotels, Restaurants & Leisure)	3,718	62,574
Murphy USA, Inc.* (Specialty Retail)	210	22,428
National Vision Holdings, Inc.* (Specialty Retail)	568	15,052
Netflix, Inc.* (Entertainment)	3,163	1,327,986
News Corp. - Class A (Media)	2,810	27,847
News Corp. - Class B (Media)	883	9,024
Nexstar Media Group, Inc. - Class A (Media)	333	23,323
Nordstrom, Inc.(a) (Multiline Retail)	774	14,536
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,535	25,174
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	396	26,892
Omnicom Group, Inc. (Media)	1,571	89,594
O’Reilly Automotive, Inc.* (Specialty Retail)	546	210,942
Penske Automotive Group, Inc. (Specialty Retail)	244	8,779
Pinterest, Inc.* - Class A (Interactive Media & Services)	621	12,830
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	591	35,655
Qurate Retail, Inc.* - Class A (Internet & Direct Marketing Retail)	2,793	22,498
Roku, Inc.* (Household Durables)	658	79,769
Rollins, Inc. (Commercial Services & Supplies)	1,017	40,680
Ross Stores, Inc. (Specialty Retail)	2,610	238,450
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,241	58,042
Service Corp. International (Diversified Consumer Services)	1,320	48,497
ServiceMaster Global Holdings, Inc.* (Diversified Consumer Services)	980	33,369
Sinclair Broadcast Group, Inc.(a) - Class A (Media)	487	8,596
Sirius XM Holdings, Inc.(a) (Media)	9,899	58,503
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	570	11,406
Southwest Airlines Co. (Airlines)	3,419	106,844
Spirit Airlines, Inc.* (Airlines)	495	7,435
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	856	17,788
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,522	653,893
Sysco Corp. (Food & Staples Retailing)	3,680	207,074
Target Corp. (Multiline Retail)	3,657	401,319
TEGNA, Inc. (Media)	1,570	16,830
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	472	22,226
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	298	6,642
The Gap, Inc. (Specialty Retail)	1,540	12,505
The Home Depot, Inc. (Specialty Retail)	7,871	1,730,281
The Interpublic Group of Cos., Inc. (Media)	2,800	47,544
The Kroger Co. (Food & Staples Retailing)	5,789	182,990
The Madison Square Garden Co.* - Class A (Entertainment)	126	21,586
The New York Times Co. - Class A (Media)	1,038	33,756
The TJX Cos., Inc. (Specialty Retail)	8,751	429,237
The Walt Disney Co. (Entertainment)	13,005	1,406,492
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,332	26,454
Tiffany & Co. (Specialty Retail)	778	98,417
Tractor Supply Co. (Specialty Retail)	854	86,621
TripAdvisor, Inc. (Interactive Media & Services)	759	15,157
Uber Technologies, Inc.* (Road & Rail)	1,478	44,739
Ulta Beauty, Inc.* (Specialty Retail)	411	89,565
United Airlines Holdings , Inc.* (Airlines)	1,571	46,470
Urban Outfitters, Inc.* (Specialty Retail)	511	8,861
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	291	49,761
ViacomCBS, Inc. - Class B (Media)	3,902	67,349
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	5,411	234,242
Walmart, Inc. (Food & Staples Retailing)	10,235	1,244,064
Wayfair, Inc.*(a) - Class A (Internet & Direct Marketing Retail)	474	58,795
Williams-Sonoma, Inc.(a) (Specialty Retail)	561	34,692
World Wrestling Entertainment, Inc. - Class A (Entertainment)	345	15,342
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	656	16,774
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	688	25,944
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	698	59,700
Yelp, Inc.* (Interactive Media & Services)	464	10,370
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	2,184	188,763
TOTAL COMMON STOCKS (Cost $9,439,813)		26,807,609

	Principal Amount	Value
Repurchase Agreements(b)(c) (23.7%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $8,650,002	$8,650,000	$8,650,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,650,000)		8,650,000

	Shares	Value
Collateral for Securities Loaned (0.6%)
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.27%(d)	31,546	$31,546
Fidelity Investments Money Market Government Portfolio-Class I, 1.26%(d)	442	442
Invesco Government & Agency Portfolio-Institutional Shares, 0.28%(d)	404	404
JPMorgan U.S. Government Money Market Fund-Capital Shares, 0.30%(d)	201,919	201,919
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $234,311)		234,311

TOTAL INVESTMENT SECURITIES (Cost $18,324,124) - 97.8%		35,691,920
Net other assets (liabilities) - 2.2%		797,643

NET ASSETS - 100.0%		$36,489,563

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2020. The total value of securities on loan as of April 30, 2020 was $211,262.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $4,889,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2020.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	5/26/20	0.63%	$15,126,750	$596,544
Dow Jones U.S. Consumer Services Index	UBS AG	5/26/20	0.48%	12,613,754	499,962
				$27,740,504	$1,096,506

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Services UltraSector ProFund invested in the following industries as of April 30, 2020:

	Value	% of Net Assets
Airlines	$358,993	1.0%
Commercial Services & Supplies	210,011	0.6%
Distributors	57,922	0.2%
Diversified Consumer Services	267,636	0.7%
Entertainment	2,899,608	7.9%
Food & Staples Retailing	2,892,397	7.9%
Health Care Providers & Services	201,684	0.5%
Hotels, Restaurants & Leisure	3,351,063	9.2%
Household Durables	79,769	0.2%
Interactive Media & Services	38,358	0.1%
Internet & Direct Marketing Retail	8,032,082	22.2%
IT Services	18,551	NM
Media	2,843,117	7.8%
Multiline Retail	934,782	2.6%
Professional Services	194,766	0.5%
Road & Rail	115,987	0.3%
Specialty Retail	4,299,993	11.8%
Trading Companies & Distributors	10,890	NM
Other **	9,681,954	26.5%
Total	$36,489,563	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Europe 30 ProFund  :: Schedule of Portfolio Investments :: April 30, 2020 (unaudited)

	Shares	Value
Common Stocks (100.3%)
Amarin Corp. PLC*ADR (Biotechnology)	4,210	$32,038
Anheuser-Busch InBev N.V.ADR (Beverages)	2,920	135,838
ArcelorMittalNYS - Class A (Metals & Mining)	5,522	60,631
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	568	163,828
AstraZeneca PLCADR (Pharmaceuticals)	3,388	177,125
Banco Santander S.A.ADR (Banks)	35,706	77,482
Barclays PLCADR (Banks)	12,792	67,670
BP PLCADR (Oil, Gas & Consumable Fuels)	5,416	128,901
British American Tobacco PLCADR (Tobacco)	4,115	156,987
Diageo PLCADR (Beverages)	1,056	146,414
Equinor ASAADR (Oil, Gas & Consumable Fuels)	7,434	100,954
Galapagos NV*ADR (Biotechnology)	475	104,714
GlaxoSmithKline PLCADR (Pharmaceuticals)	3,908	164,410
Grifols SAADR (Biotechnology)	4,470	90,741
GW Pharmaceuticals PLC*ADR (Pharmaceuticals)	785	78,610
HSBC Holdings PLCADR (Banks)	5,985	153,995
ING Groep N.V.ADR(a) (Banks)	10,566	58,113
National Grid PLCADR (Multi-Utilities)	1,983	116,124
Nokia Corp.ADR (Communications Equipment)	28,569	102,277
NOVO Nordisk A/SADR (Pharmaceuticals)	2,965	187,773
Rio Tinto PLCADR (Metals & Mining)	3,026	139,771
Royal Dutch Shell PLCADR(a) - Class A (Oil, Gas & Consumable Fuels)	5,158	170,885
Ryanair Holdings PLC*ADR (Airlines)	1,147	72,800
SanofiADR (Pharmaceuticals)	3,385	158,520
SAP SEADR (Software)	1,773	210,171
Telefonaktiebolaget LM EricssonADR (Communications Equipment)	12,614	106,714
Tenaris S.A.ADR (Energy Equipment & Services)	4,263	58,318
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	3,960	139,194
Unilever N.V.NYS (Personal Products)	3,908	193,133
Vodafone Group PLCADR (Wireless Telecommunication Services)	6,776	95,813
TOTAL COMMON STOCKS (Cost $3,290,132)		3,649,944

Collateral for Securities Loaned (2.0%)
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.27%(b)	9,616	9,616
Fidelity Investments Money Market Government Portfolio-Class I, 1.26%(b)	135	135
Invesco Government & Agency Portfolio-Institutional Shares, 0.28%(b)	123	123
JPMorgan U.S. Government Money Market Fund-Capital Shares, 0.30%(b)	61,552	61,552
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $71,426)		71,426

TOTAL INVESTMENT SECURITIES (Cost $3,361,558) - 102.3%		3,721,370
Net other assets (liabilities) - (2.3)%		(82,145)

NET ASSETS - 100.0%		$3,639,225

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2020. The total value of securities on loan as of April 30, 2020 was $61,208.
(b)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2020.

NYS	New York Shares
ADR	American Depositary Receipt

Europe 30 ProFund invested in the following industries as of April 30, 2020:

	Value	% of Net Assets
Airlines	$72,800	2.0%
Banks	357,259	9.8%
Beverages	282,253	7.8%
Biotechnology	227,493	6.3%
Communications Equipment	208,991	5.7%
Energy Equipment & Services	58,318	1.6%
Metals & Mining	200,403	5.5%
Multi-Utilities	116,125	3.2%
Oil, Gas & Consumable Fuels	539,933	14.8%
Personal Products	193,133	5.3%
Pharmaceuticals	766,437	21.1%
Semiconductors & Semiconductor Equipment	163,828	4.5%
Software	210,171	5.8%
Tobacco	156,987	4.3%
Wireless Telecommunication Services	95,813	2.6%
Other **	(10,719)	(0.3)%
Total	$3,639,225	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of April 30, 2020:

	Value	% of Net Assets
Belgium	$240,552	6.6%
Denmark	187,773	5.2%
Finland	102,277	2.8%
France	297,714	8.2%
Germany	210,171	5.8%
Ireland	104,838	2.9%
Luxembourg	118,949	3.3%
Netherlands	392,826	10.8%
Norway	100,954	2.8%
Spain	168,223	4.6%
Sweden	106,714	2.9%
United Kingdom	1,618,953	44.4%
Other **	(10,719)	(0.3)%
Total	$3,639,225	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Falling U.S. Dollar ProFund  :: Schedule of Portfolio Investments :: April 30, 2020 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (71.3%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received (848,000)	$848,000	$848,000
TOTAL REPURCHASE AGREEMENTS (Cost $848,000)		848,000

TOTAL INVESTMENT SECURITIES (Cost $848,000) - 71.3%		848,000
Net other assets (liabilities) - 28.7%		342,028

NET ASSETS - 100.0%		$1,190,028

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $188,000.

As of April 30, 2020, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$3,427	British pound	2,794	5/15/20	$3,519	$(92)
U.S. dollar	3,661	Canadian dollar	5,180	5/15/20	3,722	(61)
U.S. dollar	20,298	Euro	18,758	5/15/20	20,559	(261)
U.S. dollar	4,564	Japanese yen	494,396	5/15/20	4,609	(45)
U.S. dollar	1,336	Swedish krona	13,598	5/15/20	1,395	(59)
U.S. dollar	1,301	Swiss franc	1,268	5/15/20	1,315	(14)
Total Short Contracts	$34,587				$35,119	$(532)

Long:
British pound	31,346	U.S. dollar	$38,886	5/15/20	$39,475	$589
Canadian dollar	45,330	U.S. dollar	31,931	5/15/20	32,572	641
Euro	135,760	U.S. dollar	148,440	5/15/20	148,795	355
Japanese yen	2,463,066	U.S. dollar	23,015	5/15/20	22,961	(54)
Swedish krona	37,068	U.S. dollar	3,700	5/15/20	3,802	102
Swiss franc	5,899	U.S. dollar	6,103	5/15/20	6,116	13
Total Long Contracts			$252,075		$253,721	$1,646

As of April 30, 2020, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$144,608	British pound	116,132	5/15/20	$146,248	$(1,640)
U.S. dollar	111,094	Canadian dollar	156,092	5/15/20	112,159	(1,065)
U.S. dollar	685,601	Euro	630,730	5/15/20	691,291	(5,690)
U.S. dollar	164,191	Japanese yen	17,671,939	5/15/20	164,737	(546)
U.S. dollar	50,812	Swedish krona	510,019	5/15/20	52,322	(1,510)
U.S. dollar	43,098	Swiss franc	41,806	5/15/20	43,342	(244)
Total Short Contracts	$1,199,404				$1,210,099	$(10,695)

Long:
British pound	200,182	U.S. dollar	$248,931	5/15/20	$252,095	$3,164
Canadian dollar	266,854	U.S. dollar	189,485	5/15/20	191,747	2,262
Euro	1,140,033	U.S. dollar	1,246,452	5/15/20	1,249,495	3,043
Japanese yen	33,088,173	U.S. dollar	307,999	5/15/20	308,445	446
Swedish krona	974,043	U.S. dollar	97,635	5/15/20	99,926	2,291
Swiss franc	78,557	U.S. dollar	81,262	5/15/20	81,443	181
Total Long Contracts			$2,171,764		$2,183,151	$11,387

		Total unrealized appreciation				$13,087
		Total unrealized (depreciation)				(11,281)
		Total net unrealized appreciation/(depreciation)				$1,806

Financials UltraSector ProFund  :: Schedule of Portfolio Investments :: April 30, 2020 (unaudited)

	Shares	Value
Common Stocks (77.5%)
Acadia Realty Trust (Equity Real Estate Investment Trusts)	70	$867
Affiliated Managers Group, Inc. (Capital Markets)	41	2,868
Aflac, Inc. (Insurance)	607	22,605
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	449	5,577
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	94	14,766
Alleghany Corp. (Insurance)	8	4,270
Ally Financial, Inc. (Consumer Finance)	316	5,179
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	113	3,988
American Express Co. (Consumer Finance)	553	50,461
American Financial Group, Inc. (Insurance)	59	3,908
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	212	5,118
American International Group, Inc. (Insurance)	719	18,284
American Tower Corp. (Equity Real Estate Investment Trusts)	364	86,633
Americold Realty Trust (Equity Real Estate Investment Trusts)	159	4,864
Ameriprise Financial, Inc. (Capital Markets)	104	11,954
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	1,174	7,337
Aon PLC (Insurance)	194	33,498
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	123	4,633
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	172	1,665
Arch Capital Group, Ltd.* (Insurance)	333	8,002
Arthur J. Gallagher & Co. (Insurance)	153	12,011
Associated Banc-Corp. (Banks)	135	1,909
Assurant, Inc. (Insurance)	52	5,524
Assured Guaranty, Ltd. (Insurance)	77	2,289
Athene Holding, Ltd.* (Insurance)	97	2,619
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	116	18,902
Axis Capital Holdings, Ltd. (Insurance)	70	2,562
BancorpSouth Bank (Banks)	83	1,817
Bank of America Corp. (Banks)	8,568	206,060
Bank of Hawaii Corp. (Banks)	34	2,318
Bank OZK (Banks)	99	2,239
BankUnited, Inc. (Banks)	82	1,624
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	1,610	301,650
BlackRock, Inc. - Class A (Capital Markets)	97	48,698
Blackstone Group, Inc. - Class A (Capital Markets)	541	28,262
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	111	2,612
BOK Financial Corp. (Banks)	26	1,347
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	118	11,467
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	146	1,629
Brighthouse Financial, Inc.* (Insurance)	94	2,417
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	246	2,817
Brown & Brown, Inc. (Insurance)	192	6,895
Camden Property Trust (Equity Real Estate Investment Trusts)	81	7,134
Capital One Financial Corp. (Consumer Finance)	383	24,803
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	119	1,427
Cathay General Bancorp (Banks)	60	1,675
CBOE Global Markets, Inc. (Capital Markets)	91	9,044
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	272	11,677
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	151	1,173
Chubb, Ltd. (Insurance)	371	40,072
Cincinnati Financial Corp. (Insurance)	127	8,357
CIT Group, Inc. (Banks)	82	1,556
Citigroup, Inc. (Banks)	1,796	87,214
Citizens Financial Group, Inc. (Banks)	359	8,038
CME Group, Inc. (Capital Markets)	293	52,215
CNA Financial Corp. (Insurance)	23	726
CNO Financial Group, Inc. (Insurance)	126	1,772
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	403	931
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	97	1,386
Comerica, Inc. (Banks)	118	4,113
Commerce Bancshares, Inc. (Banks)	85	5,201
Corecivic, Inc. (Equity Real Estate Investment Trusts)	100	1,312
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	31	3,757
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	92	2,431
CoStar Group, Inc.* (Professional Services)	31	20,096
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	122	3,681
Credit Acceptance Corp.* (Consumer Finance)	7	2,181
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	340	54,206
CubeSmart (Equity Real Estate Investment Trusts)	159	4,007
Cullen/Frost Bankers, Inc. (Banks)	46	3,306
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	94	6,594
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	162	1,009
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	227	33,934
Discover Financial Services (Consumer Finance)	263	11,301
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	193	600
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	136	4,147
Duke Realty Corp. (Equity Real Estate Investment Trusts)	306	10,618
E*TRADE Financial Corp. (Capital Markets)	185	7,513
East West Bancorp, Inc. (Banks)	118	4,138
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	32	3,392
Eaton Vance Corp. (Capital Markets)	92	3,376
Enstar Group, Ltd.* (Insurance)	12	1,735
EPR Properties (Equity Real Estate Investment Trusts)	68	2,001

	Shares	Value
Common Stocks, continued
Equinix, Inc. (Equity Real Estate Investment Trusts)	70	$47,264
Equitable Holdings, Inc. (Diversified Financial Services)	365	6,687
Equity Commonwealth (Equity Real Estate Investment Trusts)	100	3,395
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	150	9,047
Equity Residential (Equity Real Estate Investment Trusts)	286	18,607
Erie Indemnity Co. - Class A (Insurance)	14	2,493
Essent Group, Ltd. (Thrifts & Mortgage Finance)	84	2,295
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	52	12,693
Evercore Partners, Inc. - Class A (Capital Markets)	32	1,651
Everest Re Group, Ltd. (Insurance)	36	6,233
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	108	9,530
F.N.B. Corp. (Banks)	267	2,160
FactSet Research Systems, Inc. (Capital Markets)	31	8,525
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	58	4,830
Federated Hermes, Inc. - Class B (Capital Markets)	83	1,890
Fifth Third Bancorp (Banks)	590	11,027
First American Financial Corp. (Insurance)	94	4,335
First Citizens BancShares, Inc. - Class A (Banks)	7	2,674
First Financial Bankshares, Inc. (Banks)	108	3,008
First Hawaiian, Inc. (Banks)	109	1,917
First Horizon National Corp. (Banks)	260	2,358
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	104	3,928
First Republic Bank (Banks)	140	14,601
FirstCash, Inc. (Consumer Finance)	36	2,586
FNF Group (Insurance)	283	7,655
Franklin Resources, Inc. (Capital Markets)	232	4,371
Fulton Financial Corp. (Banks)	136	1,590
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	167	4,716
Genworth Financial, Inc.* - Class A (Insurance)	410	1,488
Glacier Bancorp, Inc. (Banks)	70	2,666
Globe Life, Inc. (Insurance)	83	6,834
Green Dot Corp.* - Class A (Consumer Finance)	41	1,251
Hancock Whitney Corp. (Banks)	72	1,506
Hartford Financial Services Group, Inc. (Insurance)	296	11,245
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	108	3,174
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	173	4,261
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	409	10,691
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	85	3,299
Home BancShares, Inc. (Banks)	131	2,008
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	591	7,275
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	130	3,195
Huntington Bancshares, Inc. (Banks)	850	7,854
IBERIABANK Corp. (Banks)	41	1,700
Interactive Brokers Group, Inc. - Class A (Capital Markets)	63	2,583
Intercontinental Exchange, Inc. (Capital Markets)	456	40,789
International Bancshares Corp. (Banks)	49	1,421
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	116	353
Invesco, Ltd. (Capital Markets)	305	2,629
Investors Bancorp, Inc. (Banks)	184	1,713
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	448	10,595
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	237	5,731
Janus Henderson Group PLC (Capital Markets)	129	2,309
JBG Smith Properties (Equity Real Estate Investment Trusts)	97	3,293
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	41	4,329
JPMorgan Chase & Co. (Banks)	2,580	247,060
Kemper Corp. (Insurance)	52	3,495
KeyCorp (Banks)	811	9,448
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	81	5,043
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	349	3,808
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	70	4,036
Lazard, Ltd. - Class A (Capital Markets)	94	2,585
Legg Mason, Inc. (Capital Markets)	66	3,289
LendingTree, Inc.* (Thrifts & Mortgage Finance)	5	1,247
Lexington Realty Trust (Equity Real Estate Investment Trusts)	207	2,163
Life Storage, Inc. (Equity Real Estate Investment Trusts)	41	3,591
Lincoln National Corp. (Insurance)	166	5,888
Loews Corp. (Insurance)	212	7,348
LPL Financial Holdings, Inc. (Capital Markets)	66	3,975
M&T Bank Corp. (Banks)	108	12,105
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	77	1,247
Markel Corp.* (Insurance)	7	6,061
MarketAxess Holdings, Inc. (Capital Markets)	31	14,105
Marsh & McLennan Cos., Inc. (Insurance)	416	40,489
MasterCard, Inc. - Class A (IT Services)	938	257,922
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	425	7,285
Mercury General Corp. (Insurance)	23	942
MetLife, Inc. (Insurance)	642	23,163
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	365	639
MGIC Investment Corp. (Thrifts & Mortgage Finance)	286	2,091
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	94	10,520
Moody’s Corp. (Capital Markets)	135	32,927
Morgan Stanley (Capital Markets)	1,009	39,785

	Shares	Value
Common Stocks, continued
Morningstar, Inc. (Capital Markets)	14	$2,183
MSCI, Inc. - Class A (Capital Markets)	70	22,890
Nasdaq, Inc. (Capital Markets)	94	10,309
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	38	2,092
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	141	4,602
Navient Corp. (Consumer Finance)	157	1,196
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	341	2,077
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	387	4,202
Northern Trust Corp. (Capital Markets)	173	13,695
Old Republic International Corp. (Insurance)	238	3,796
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	180	5,247
Onemain Holdings, Inc. (Consumer Finance)	62	1,501
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	120	1,883
PacWest Bancorp (Banks)	99	2,004
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	167	1,612
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	196	1,864
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	108	1,279
People’s United Financial, Inc. (Banks)	371	4,708
Physicians Realty Trust (Equity Real Estate Investment Trusts)	154	2,375
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	106	1,839
Pinnacle Financial Partners, Inc. (Banks)	58	2,335
Popular, Inc. (Banks)	81	3,126
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	54	1,896
Primerica, Inc. (Insurance)	38	3,949
Principal Financial Group, Inc. (Insurance)	212	7,719
ProAssurance Corp. (Insurance)	45	963
Prologis, Inc. (Equity Real Estate Investment Trusts)	658	58,713
Prosperity Bancshares, Inc. (Banks)	78	4,675
Prudential Financial, Inc. (Insurance)	329	20,520
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	14	1,807
Public Storage (Equity Real Estate Investment Trusts)	123	22,810
Radian Group, Inc. (Thrifts & Mortgage Finance)	168	2,517
Raymond James Financial, Inc. (Capital Markets)	104	6,856
Rayonier, Inc. (Equity Real Estate Investment Trusts)	108	2,595
Realty Income Corp. (Equity Real Estate Investment Trusts)	267	14,664
Regency Centers Corp. (Equity Real Estate Investment Trusts)	139	6,103
Regions Financial Corp. (Banks)	795	8,546
Reinsurance Group of America, Inc. (Insurance)	52	5,443
RenaissanceRe Holdings, Ltd. (Insurance)	38	5,548
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	174	1,079
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	92	3,746
RLI Corp. (Insurance)	32	2,331
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	139	1,291
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	43	1,520
S&P Global, Inc. (Capital Markets)	198	57,989
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	158	2,026
Santander Consumer USA Holdings, Inc. (Consumer Finance)	86	1,341
SBA Communications Corp. (Equity Real Estate Investment Trusts)	94	27,252
SEI Investments Co. (Capital Markets)	104	5,300
Selective Insurance Group, Inc. (Insurance)	49	2,456
Service Properties Trust (Equity Real Estate Investment Trusts)	136	942
Signature Bank (Banks)	44	4,716
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	256	17,093
SITE Centers Corp. (Equity Real Estate Investment Trusts)	122	739
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	68	3,607
SLM Corp. (Consumer Finance)	347	2,894
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	84	2,584
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	232	3,002
State Street Corp. (Capital Markets)	301	18,975
Sterling Bancorp (Banks)	171	2,108
Stifel Financial Corp. (Capital Markets)	54	2,391
STORE Capital Corp. (Equity Real Estate Investment Trusts)	177	3,552
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	78	10,483
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	189	1,737
SVB Financial Group* (Banks)	41	7,920
Synchrony Financial (Consumer Finance)	491	9,717
Synovus Financial Corp. (Banks)	122	2,563
T. Rowe Price Group, Inc. (Capital Markets)	192	22,201
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	52	2,241
TCF Financial Corp. (Banks)	128	3,800
TD Ameritrade Holding Corp. (Capital Markets)	217	8,522
Texas Capital Bancshares, Inc.* (Banks)	43	1,195
TFS Financial Corp. (Thrifts & Mortgage Finance)	42	573
The Allstate Corp. (Insurance)	267	27,159
The Bank of New York Mellon Corp. (Capital Markets)	691	25,940
The Charles Schwab Corp. (Capital Markets)	940	35,457
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	104	1,319
The Goldman Sachs Group, Inc. (Capital Markets)	264	48,423
The Hanover Insurance Group, Inc. (Insurance)	32	3,212
The Howard Hughes Corp.* (Real Estate Management & Development)	38	2,058

	Shares	Value
Common Stocks, continued
The Macerich Co.(a) (Equity Real Estate Investment Trusts)	89	$665
The PNC Financial Services Group, Inc (Banks)	363	38,721
The Progressive Corp. (Insurance)	482	37,259
The Travelers Cos., Inc. (Insurance)	212	21,457
Tradeweb Markets, Inc. - Class A (Capital Markets)	52	2,712
Truist Financial Corp. (Banks)	1,103	41,164
Trustmark Corp. (Banks)	52	1,384
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	225	1,028
U.S. Bancorp (Banks)	1,168	42,632
UDR, Inc. (Equity Real Estate Investment Trusts)	239	8,955
UMB Financial Corp. (Banks)	38	1,932
Umpqua Holdings Corp. (Banks)	181	2,267
United Bankshares, Inc. (Banks)	86	2,577
Unum Group (Insurance)	173	3,019
Urban Edge Properties (Equity Real Estate Investment Trusts)	96	1,104
Valley National Bancorp (Banks)	321	2,684
Ventas, Inc. (Equity Real Estate Investment Trusts)	308	9,964
VEREIT, Inc. (Equity Real Estate Investment Trusts)	873	4,784
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	380	6,620
Virtu Financial, Inc. - Class A (Capital Markets)	60	1,402
Visa, Inc. - Class A (IT Services)	1,813	324,019
Vornado Realty Trust (Equity Real Estate Investment Trusts)	129	5,653
Voya Financial, Inc. (Diversified Financial Services)	108	4,878
W.R. Berkley Corp. (Insurance)	118	6,372
Washington Federal, Inc. (Thrifts & Mortgage Finance)	65	1,738
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	69	1,609
Webster Financial Corp. (Banks)	76	2,147
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	100	1,819
Wells Fargo & Co. (Banks)	3,168	92,030
Welltower, Inc. (Equity Real Estate Investment Trusts)	335	17,162
Western Alliance Bancorp (Banks)	78	2,799
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	616	13,472
White Mountains Insurance Group, Ltd. (Insurance)	4	3,892
Willis Towers Watson PLC (Insurance)	108	19,255
Wintrust Financial Corp. (Banks)	46	1,927
WP Carey, Inc. (Equity Real Estate Investment Trusts)	141	9,275
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	94	912
Zions Bancorp (Banks)	141	4,457
TOTAL COMMON STOCKS (Cost $1,630,619)		3,917,848

	Principal Amount	Value
Repurchase Agreements(b)(c) (16.6%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $838,000	$838,000	$838,000
TOTAL REPURCHASE AGREEMENTS (Cost $838,000)		838,000

	Shares	Value
Collateral for Securities Loaned (NM)
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.27%(d)	67	$67
Fidelity Investments Money Market Government Portfolio-Class I, 1.26%(d)	1	1
Invesco Government & Agency Portfolio-Institutional Shares, 0.28%(d)	1	1
JPMorgan U.S. Government Money Market Fund-Capital Shares, 0.30%(d)	427	427
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $496)		496

TOTAL INVESTMENT SECURITIES (Cost $2,469,115) - 94.1%		4,756,344
Net other assets (liabilities) - 5.9%		297,191

NET ASSETS - 100.0%		$5,053,535

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2020. The total value of securities on loan as of April 30, 2020 was $463.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $622,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2020.

NM	Not meaningful, amount is less than 0.05%.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Financials Index	Goldman Sachs International	5/26/20	0.63%	$1,438,375	$133,816
Dow Jones U.S. Financials Index	UBS AG	5/26/20	0.78%	2,195,544	139,859
				$3,633,919	$273,675

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Financials UltraSector ProFund invested in the following industries as of April 30, 2020:

	Value	% of Net Assets
Banks	$943,787	18.6%
Capital Markets	610,589	12.1%
Consumer Finance	114,411	2.3%
Diversified Financial Services	313,215	6.2%
Equity Real Estate Investment Trusts	796,292	15.7%
Insurance	479,565	9.5%
IT Services	581,941	11.5%
Mortgage Real Estate Investment Trusts	23,798	0.5%
Professional Services	20,096	0.4%
Real Estate Management & Development	18,064	0.4%
Thrifts & Mortgage Finance	16,090	0.3%
Other **	1,135,687	22.5%
Total	$5,053,535	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Health Care UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2020 (unaudited)

	Shares	Value
Common Stocks (70.0%)
Abbott Laboratories (Health Care Equipment & Supplies)	5,742	$528,781
AbbVie, Inc. (Biotechnology)	4,805	394,971
ABIOMED, Inc.* (Health Care Equipment & Supplies)	147	28,114
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	290	6,963
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	367	17,730
Agilent Technologies, Inc. (Life Sciences Tools & Services)	1,007	77,197
Agios Pharmaceuticals, Inc.* (Biotechnology)	199	8,187
Alexion Pharmaceuticals, Inc.* (Biotechnology)	719	77,271
Align Technology, Inc.* (Health Care Equipment & Supplies)	232	49,845
Alkermes PLC* (Biotechnology)	516	7,074
Allergan PLC (Pharmaceuticals)	1,068	200,079
Allogene Therapeutics, Inc.* (Biotechnology)	167	4,826
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	365	48,071
Amedisys, Inc.* (Health Care Providers & Services)	105	19,337
Amgen, Inc. (Biotechnology)	1,931	461,934
Anthem, Inc. (Health Care Providers & Services)	823	231,041
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	157	4,875
Avantor, Inc.* (Life Sciences Tools & Services)	726	12,204
Baxter International, Inc. (Health Care Equipment & Supplies)	1,659	147,286
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	878	221,721
Biogen, Inc.* (Biotechnology)	586	173,942
BioMarin Pharmaceutical, Inc.* (Biotechnology)	577	53,096
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	70	30,807
Bio-Techne Corp. (Life Sciences Tools & Services)	123	27,675
Bluebird Bio, Inc.* (Biotechnology)	178	9,591
Blueprint Medicines Corp.* (Biotechnology)	174	10,236
Boston Scientific Corp.* (Health Care Equipment & Supplies)	4,530	169,784
Bristol-Myers Squibb Co. (Pharmaceuticals)	7,617	463,190
Bruker Corp. (Life Sciences Tools & Services)	332	13,054
Cantel Medical Corp. (Health Care Equipment & Supplies)	122	4,514
Catalent, Inc.* (Pharmaceuticals)	499	34,506
Centene Corp.* (Health Care Providers & Services)	1,898	126,369
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	158	22,858
Chemed Corp. (Health Care Providers & Services)	51	21,245
Cigna Corp. (Health Care Providers & Services)	1,212	237,285
Covetrus, Inc.* (Health Care Providers & Services)	318	3,781
CVS Health Corp. (Health Care Providers & Services)	4,226	260,110
Danaher Corp. (Health Care Equipment & Supplies)	2,078	339,670
DaVita, Inc.* (Health Care Providers & Services)	286	22,597
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	724	30,727
DexCom, Inc.* (Health Care Equipment & Supplies)	296	99,219
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	678	147,465
Elanco Animal Health, Inc.* (Pharmaceuticals)	1,288	31,826
Eli Lilly & Co. (Pharmaceuticals)	2,745	424,487
Encompass Health Corp. (Health Care Providers & Services)	312	20,670
Exact Sciences Corp.* (Biotechnology)	446	35,225
Exelixis, Inc.* (Biotechnology)	988	24,399
FibroGen, Inc.* (Biotechnology)	255	9,407
Gilead Sciences, Inc. (Biotechnology)	4,109	345,156
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	251	11,912
Guardant Health, Inc.* (Health Care Providers & Services)	131	10,082
Haemonetics Corp.* (Health Care Equipment & Supplies)	164	18,660
HCA Healthcare, Inc. (Health Care Providers & Services)	860	94,497
HealthEquity, Inc.* (Health Care Providers & Services)	230	12,942
Henry Schein, Inc.* (Health Care Providers & Services)	477	26,025
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	214	24,073
Hologic, Inc.* (Health Care Equipment & Supplies)	872	43,687
Horizon Therapeutics PLC* (Pharmaceuticals)	611	22,020
Humana, Inc. (Health Care Providers & Services)	429	163,801
ICU Medical, Inc.* (Health Care Equipment & Supplies)	61	13,378
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	277	76,895
Illumina, Inc.* (Life Sciences Tools & Services)	478	152,496
Immunomedics, Inc.* (Biotechnology)	596	18,106
Incyte Corp.* (Biotechnology)	580	56,643
Insulet Corp.* (Health Care Equipment & Supplies)	202	40,343
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	233	11,895
Intercept Pharmaceuticals, Inc.* (Biotechnology)	83	6,799
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	375	191,580
Ionis Pharmaceuticals, Inc.* (Biotechnology)	416	23,100

	Shares	Value
Common Stocks, continued
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	576	$82,132
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	183	20,176
Johnson & Johnson (Pharmaceuticals)	8,551	1,282,991
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	317	52,131
LivaNova PLC* (Health Care Equipment & Supplies)	158	8,393
Masimo Corp.* (Health Care Equipment & Supplies)	159	34,012
McKesson Corp. (Health Care Providers & Services)	525	74,156
MEDNAX, Inc.* (Health Care Providers & Services)	274	3,978
Medtronic PLC (Health Care Equipment & Supplies)	4,353	424,983
Merck & Co., Inc. (Pharmaceuticals)	8,267	655,904
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	78	56,155
Moderna, Inc.* (Biotechnology)	725	33,343
Molina Healthcare, Inc.* (Health Care Providers & Services)	205	33,614
Mylan N.V.* (Pharmaceuticals)	1,678	28,140
Myriad Genetics, Inc.* (Biotechnology)	246	3,803
Nektar Therapeutics* (Pharmaceuticals)	573	11,002
Neogen Corp.* (Health Care Equipment & Supplies)	169	10,578
Neurocrine Biosciences, Inc.* (Biotechnology)	300	29,442
NuVasive, Inc.* (Health Care Equipment & Supplies)	168	10,228
Penumbra, Inc.* (Health Care Equipment & Supplies)	105	18,619
Perrigo Co. PLC (Pharmaceuticals)	442	23,559
Pfizer, Inc. (Pharmaceuticals)	17,982	689,790
Portola Pharmaceuticals, Inc.* (Biotechnology)	231	1,635
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	207	19,976
Premier, Inc.*(a) (Health Care Providers & Services)	216	7,163
Quest Diagnostics, Inc. (Health Care Providers & Services)	437	48,118
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	260	136,729
Repligen Corp.* (Biotechnology)	153	17,771
ResMed, Inc. (Health Care Equipment & Supplies)	467	72,534
Sage Therapeutics, Inc.* (Biotechnology)	168	6,549
Sarepta Therapeutics, Inc.* (Biotechnology)	230	27,112
Seattle Genetics, Inc.* (Biotechnology)	373	51,187
STERIS PLC (Health Care Equipment & Supplies)	274	39,045
Stryker Corp. (Health Care Equipment & Supplies)	1,045	194,819
Syneos Health, Inc.* (Life Sciences Tools & Services)	202	11,270
Teladoc Health, Inc.* (Health Care Technology)	235	38,679
Teleflex, Inc. (Health Care Equipment & Supplies)	151	50,645
Tenet Healthcare Corp.* (Health Care Providers & Services)	338	6,821
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	160	45,872
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,303	436,087
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	175	10,575
United Therapeutics Corp.* (Biotechnology)	143	15,667
UnitedHealth Group, Inc. (Health Care Providers & Services)	3,076	899,637
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	262	27,691
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	294	33,628
Vertex Pharmaceuticals, Inc.* (Biotechnology)	834	209,501
Waters Corp.* (Life Sciences Tools & Services)	211	39,457
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	234	44,287
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	668	79,960
Zoetis, Inc. (Pharmaceuticals)	1,548	200,172
TOTAL COMMON STOCKS (Cost $5,615,059)		13,119,048

	Principal Amount	Value
Repurchase Agreements(b)(c) (26.5%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $4,977,001	$4,977,000	$4,977,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,977,000)		4,977,000

	Shares	Value
Collateral for Securities Loaned (NM)
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.27%(d)	891	$891
Fidelity Investments Money Market Government Portfolio-Class I, 1.26%(d)	12	12
Invesco Government & Agency Portfolio-Institutional Shares, 0.28%(d)	11	11
JPMorgan U.S. Government Money Market Fund-Capital Shares, 0.30%(d)	5,701	5,701
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $6,615)		6,615

TOTAL INVESTMENT SECURITIES (Cost $10,598,674) - 96.5%		18,102,663
Net other assets (liabilities) - 3.5%		647,776

NET ASSETS - 100.0%		$18,750,439

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2020. The total value of securities on loan as of April 30, 2020 was $6,267.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $2,613,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2020.

NM	Not meaningful, amount is less than 0.05%.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Health Care Index	Goldman Sachs International	5/26/20	0.63%	$9,340,705	$74,007
Dow Jones U.S. Health Care Index	UBS AG	5/26/20	0.48%	5,679,408	45,450
				$15,020,113	$119,457

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Health Care UltraSector ProFund invested in the following industries as of April 30, 2020:

	Value	% of Net Assets
Biotechnology	$2,329,078	12.4%
Health Care Equipment & Supplies	3,272,027	17.4%
Health Care Providers & Services	2,410,054	12.9%
Health Care Technology	38,679	0.2%
Life Sciences Tools & Services	981,368	5.2%
Pharmaceuticals	4,087,842	21.9%
Other **	5,631,391	30.0%
Total	$18,750,439	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Industrials UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2020 (unaudited)

	Shares	Value
Common Stocks (70.4%)
3M Co. (Industrial Conglomerates)	821	$124,726
A.O. Smith Corp. (Building Products)	195	8,264
Accenture PLC - Class A (IT Services)	906	167,782
Acuity Brands, Inc. (Electrical Equipment)	57	4,936
ADT, Inc. (Commercial Services & Supplies)	149	854
AECOM* (Construction & Engineering)	224	8,122
AGCO Corp. (Machinery)	89	4,703
Air Lease Corp. (Trading Companies & Distributors)	148	3,870
Allegion PLC (Building Products)	133	13,372
Alliance Data Systems Corp. (IT Services)	58	2,904
Allison Transmission Holdings, Inc. (Machinery)	169	6,141
Amcor PLC (Containers & Packaging)	2,314	20,756
AMETEK, Inc. (Electrical Equipment)	325	27,258
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	422	37,245
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	42	3,900
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	56	2,934
AptarGroup, Inc. (Containers & Packaging)	91	9,744
Armstrong World Industries, Inc. (Building Products)	69	5,319
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	116	7,299
ASGN, Inc.* (Professional Services)	76	3,530
Automatic Data Processing, Inc. (IT Services)	616	90,361
Avery Dennison Corp. (Containers & Packaging)	120	13,247
Avnet, Inc. (Electronic Equipment, Instruments & Components)	144	4,323
Axon Enterprise, Inc.* (Aerospace & Defense)	85	6,180
Ball Corp. (Containers & Packaging)	466	30,564
Barnes Group, Inc. (Machinery)	68	2,610
Belden, Inc. (Electronic Equipment, Instruments & Components)	55	1,880
Berry Global Group, Inc.* (Containers & Packaging)	188	7,481
Black Knight, Inc.* (IT Services)	213	15,031
Broadridge Financial Solutions, Inc. (IT Services)	165	19,140
BWX Technologies, Inc. (Aerospace & Defense)	137	7,269
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	192	13,613
Carlisle Cos., Inc. (Industrial Conglomerates)	81	9,798
Carrier Global Corp.* (Building Products)	1,157	20,490
Caterpillar, Inc. (Machinery)	788	91,708
Cimpress PLC* (Commercial Services & Supplies)	37	2,693
Cintas Corp. (Commercial Services & Supplies)	121	26,842
Clean Harbors, Inc.* (Commercial Services & Supplies)	75	4,007
Cognex Corp. (Electronic Equipment, Instruments & Components)	244	13,479
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	34	4,348
Colfax Corp.* (Machinery)	119	3,069
CoreLogic, Inc. (IT Services)	114	4,380
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,096	24,123
Covanta Holding Corp. (Commercial Services & Supplies)	167	1,299
Crane Co. (Machinery)	74	4,029
Crown Holdings, Inc.* (Containers & Packaging)	193	12,431
CSX Corp. (Road & Rail)	1,109	73,449
Cummins, Inc. (Machinery)	218	35,643
Curtiss-Wright Corp. (Aerospace & Defense)	61	6,323
Deere & Co. (Machinery)	448	64,987
Deluxe Corp. (Commercial Services & Supplies)	60	1,690
Dolby Laboratories, Inc. - Class A (Electronic Equipment, Instruments & Components)	92	5,523
Donaldson Co., Inc. (Machinery)	180	7,889
Dover Corp. (Machinery)	208	19,479
Eagle Materials, Inc. (Construction Materials)	59	3,600
Eaton Corp. PLC (Electrical Equipment)	591	49,348
EMCOR Group, Inc. (Construction & Engineering)	80	5,082
Emerson Electric Co. (Electrical Equipment)	869	49,558
EnerSys (Electrical Equipment)	59	3,445
Equifax, Inc.(a) (Professional Services)	173	24,030
Euronet Worldwide, Inc.* (IT Services)	77	7,066
Expeditors International of Washington, Inc. (Air Freight & Logistics)	244	17,472
Fastenal Co. (Trading Companies & Distributors)	818	29,629
FedEx Corp. (Air Freight & Logistics)	343	43,482
Fidelity National Information Services, Inc. (IT Services)	876	115,536
Fiserv, Inc.* (IT Services)	815	83,994
FleetCor Technologies, Inc.* (IT Services)	124	29,915
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	191	8,289
Flowserve Corp. (Machinery)	186	5,240
Fluor Corp. (Construction & Engineering)	201	2,352
Fortive Corp. (Machinery)	422	27,008
Fortune Brands Home & Security, Inc. (Building Products)	200	9,640
FTI Consulting, Inc.* (Professional Services)	53	6,750
Gates Industrial Corp. PLC* (Machinery)	68	584
GATX Corp. (Trading Companies & Distributors)	50	2,965
Generac Holdings, Inc.* (Electrical Equipment)	89	8,672
General Dynamics Corp. (Aerospace & Defense)	334	43,627
General Electric Co. (Industrial Conglomerates)	12,465	84,762
Genpact, Ltd. (IT Services)	220	7,575
Global Payments, Inc. (IT Services)	430	71,389
Graco, Inc. (Machinery)	237	10,584

	Shares	Value
Common Stocks, continued
GrafTech International, Ltd. (Electrical Equipment)	88	$715
Graphic Packaging Holding Co. (Containers & Packaging)	414	5,527
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	236	7,004
HEICO Corp. (Aerospace & Defense)	58	5,081
HEICO Corp. - Class A (Aerospace & Defense)	104	7,522
Hexcel Corp. (Aerospace & Defense)	121	4,185
Hillenbrand, Inc. (Machinery)	104	2,179
Honeywell International, Inc. (Industrial Conglomerates)	1,018	144,455
Howmet Aerospace, Inc. (Aerospace & Defense)	553	7,228
Hubbell, Inc. (Electrical Equipment)	78	9,706
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	58	11,102
IDEX Corp. (Machinery)	110	16,899
Illinois Tool Works, Inc. (Machinery)	418	67,925
Ingersoll Rand, Inc.* (Machinery)	491	14,278
Insperity, Inc. (Professional Services)	53	2,529
International Paper Co. (Containers & Packaging)	559	19,146
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	51	6,596
Itron, Inc.* (Electronic Equipment, Instruments & Components)	50	3,491
ITT, Inc. (Machinery)	126	6,643
J.B. Hunt Transport Services, Inc. (Road & Rail)	122	12,337
Jabil, Inc. (Electronic Equipment, Instruments & Components)	198	5,631
Jack Henry & Associates, Inc. (IT Services)	111	18,154
Jacobs Engineering Group, Inc. (Construction & Engineering)	193	15,972
Johnson Controls International PLC (Building Products)	1,098	31,963
Kansas City Southern Industries, Inc. (Road & Rail)	142	18,538
Kennametal, Inc. (Machinery)	119	3,048
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	267	25,838
Kirby Corp.* (Marine)	85	4,541
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	175	6,507
Korn Ferry (Professional Services)	78	2,249
L3Harris Technologies, Inc. (Aerospace & Defense)	316	61,209
Landstar System, Inc. (Road & Rail)	57	5,889
Lennox International, Inc. (Building Products)	49	9,147
Lincoln Electric Holdings, Inc. (Machinery)	87	7,004
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	34	4,938
Lockheed Martin Corp. (Aerospace & Defense)	354	137,727
Louisiana-Pacific Corp. (Paper & Forest Products)	169	3,380
Macquarie Infrastructure Corp. (Transportation Infrastructure)	110	3,035
ManpowerGroup, Inc. (Professional Services)	85	6,310
Martin Marietta Materials, Inc. (Construction Materials)	89	16,930
Masco Corp. (Building Products)	405	16,621
MasTec, Inc.* (Construction & Engineering)	86	3,087
MAXIMUS, Inc. (IT Services)	92	6,193
Mercury Systems, Inc.* (Aerospace & Defense)	79	7,044
Moog, Inc. - Class A (Aerospace & Defense)	46	2,276
MSA Safety, Inc. (Commercial Services & Supplies)	51	5,739
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	63	3,757
National Instruments Corp. (Electronic Equipment, Instruments & Components)	169	6,493
Navistar International Corp.* (Machinery)	93	2,211
Nielsen Holdings PLC (Professional Services)	508	7,483
Nordson Corp. (Machinery)	75	12,068
Norfolk Southern Corp. (Road & Rail)	373	63,820
Northrop Grumman Corp. (Aerospace & Defense)	224	74,070
nVent Electric PLC (Electrical Equipment)	222	4,140
O-I Glass, Inc. (Containers & Packaging)	224	1,846
Old Dominion Freight Line, Inc. (Road & Rail)	137	19,905
Oshkosh Corp. (Machinery)	96	6,483
Otis Worldwide Corp.* (Machinery)	578	29,426
Owens Corning (Building Products)	155	6,721
PACCAR, Inc. (Machinery)	493	34,130
Packaging Corp. of America (Containers & Packaging)	135	13,048
Parker-Hannifin Corp. (Machinery)	183	28,936
Paychex, Inc. (IT Services)	455	31,177
PayPal Holdings, Inc.* (IT Services)	1,675	206,025
Pentair PLC (Machinery)	240	8,302
PerkinElmer, Inc. (Life Sciences Tools & Services)	159	14,394
Quanta Services, Inc. (Construction & Engineering)	203	7,381
Raytheon Technologies Corp. (Aerospace & Defense)	2,083	134,999
Regal Beloit Corp. (Electrical Equipment)	58	4,119
Republic Services, Inc. - Class A (Commercial Services & Supplies)	301	23,580
Resideo Technologies, Inc.* (Building Products)	177	908
Robert Half International, Inc. (Professional Services)	167	7,894
Rockwell Automation, Inc. (Electrical Equipment)	166	31,454
Roper Technologies, Inc. (Industrial Conglomerates)	148	50,472
Ryder System, Inc. (Road & Rail)	75	2,655
Sabre Corp. (IT Services)	390	2,835
Sealed Air Corp. (Containers & Packaging)	220	6,290

	Shares	Value
Common Stocks, continued
Sensata Technologies Holding PLC* (Electrical Equipment)	227	$8,258
Silgan Holdings, Inc. (Containers & Packaging)	112	3,864
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	59	5,229
Snap-on, Inc. (Machinery)	79	10,293
Sonoco Products Co. (Containers & Packaging)	143	6,984
Spirit AeroSystems Holdings, Inc. - Class A (Aerospace & Defense)	146	3,235
Square, Inc.* - Class A (IT Services)	489	31,853
Stericycle, Inc.* (Commercial Services & Supplies)	129	6,295
Summit Materials, Inc.* - Class A (Construction Materials)	162	2,448
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	477	35,040
Teledyne Technologies, Inc.* (Aerospace & Defense)	52	16,935
Terex Corp. (Machinery)	93	1,413
Tetra Tech, Inc. (Commercial Services & Supplies)	79	5,947
Textron, Inc. (Aerospace & Defense)	327	8,620
The Boeing Co. (Aerospace & Defense)	763	107,598
The Brink’s Co. (Commercial Services & Supplies)	72	3,681
The Middleby Corp.* (Machinery)	80	4,450
The Sherwin-Williams Co. (Chemicals)	118	63,292
The Timken Co. (Machinery)	96	3,608
The Toro Co. (Machinery)	151	9,635
The Western Union Co. (IT Services)	599	11,423
Trane Technologies PLC (Building Products)	343	29,985
TransDigm Group, Inc. (Aerospace & Defense)	71	25,779
TransUnion (Professional Services)	268	21,116
Trex Co., Inc.* (Building Products)	85	8,094
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	356	12,328
TriNet Group, Inc.* (Professional Services)	62	3,036
Trinity Industries, Inc. (Machinery)	141	2,720
Union Pacific Corp. (Road & Rail)	991	158,351
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,000	94,659
United Rentals, Inc.* (Trading Companies & Distributors)	108	13,878
Univar Solutions, Inc.* (Trading Companies & Distributors)	198	2,875
Valmont Industries, Inc. (Construction & Engineering)	31	3,634
Verisk Analytics, Inc. - Class A (Professional Services)	235	35,915
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	190	3,152
Vulcan Materials Co. (Construction Materials)	188	21,238
W.W. Grainger, Inc. (Trading Companies & Distributors)	62	17,086
Waste Management, Inc. (Commercial Services & Supplies)	558	55,812
Watsco, Inc. (Trading Companies & Distributors)	46	7,406
Welbilt, Inc.* (Machinery)	186	917
WESCO International, Inc.* (Trading Companies & Distributors)	59	1,526
Westinghouse Air Brake Technologies Corp. (Machinery)	260	14,669
WestRock Co. (Containers & Packaging)	368	11,846
WEX, Inc.* (IT Services)	61	8,072
Woodward, Inc. (Machinery)	81	4,905
XPO Logistics, Inc.* (Air Freight & Logistics)	131	8,743
Xylem, Inc. (Machinery)	258	18,550
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	77	17,684
TOTAL COMMON STOCKS (Cost $2,356,825)		4,449,248

	Principal Amount	Value
Repurchase Agreements(b)(c) (25.6%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $1,618,000	$1,618,000	$1,618,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,618,000)		1,618,000

	Shares	Value
Collateral for Securities Loaned (0.3%)
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.27%(d)	2,791	$2,791
Fidelity Investments Money Market Government Portfolio-Class I, 1.26%(d)	39	39
Invesco Government & Agency Portfolio-Institutional Shares, 0.28%(d)	35	35
JPMorgan U.S. Government Money Market Fund-Capital Shares, 0.30%(d)	17,862	17,862
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $20,727)		20,727

TOTAL INVESTMENT SECURITIES (Cost $3,995,552) - 96.3%		6,087,975
Net other assets (liabilities) - 3.7%		233,025

NET ASSETS - 100.0%		$6,321,000

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2020. The total value of securities on loan as of April 30, 2020 was $19,585.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $886,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2020.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Industrials Index	Goldman Sachs International	5/26/20	0 .63%	$1,714,702	$71,660
Dow Jones U.S. Industrials Index	UBS AG	5/26/20	0 .48%	3,347,268	197,518
				$5,061,970	$269,178

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Industrials UltraSector ProFund invested in the following industries as of April 30, 2020:

	Value	% of Net Assets
Aerospace & Defense	$678,010	10.7%
Air Freight & Logistics	177,969	2.8%
Building Products	160,524	2.5%
Chemicals	63,292	1.0%
Commercial Services & Supplies	138,439	2.2%
Construction & Engineering	45,630	0.7%
Construction Materials	44,216	0.7%
Containers & Packaging	162,774	2.6%
Electrical Equipment	201,609	3.2%
Electronic Equipment, Instruments & Components	231,600	3.7%
Industrial Conglomerates	414,213	6.6%
IT Services	930,804	14.6%
Life Sciences Tools & Services	14,394	0.2%
Machinery	594,367	9.4%
Marine	4,541	0.1%
Paper & Forest Products	3,380	0.1%
Professional Services	120,841	1.9%
Road & Rail	361,451	5.7%
Trading Companies & Distributors	98,159	1.6%
Transportation Infrastructure	3,035	0.1%
Other **	1,871,752	29.6%
Total	$6,321,000	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Internet UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2020 (unaudited)

	Shares	Value
Common Stocks (72.4%)
2U, Inc.* (Software)	48,126	$1,142,993
8x8, Inc.* (Software)	57,467	974,640
Akamai Technologies, Inc.* (IT Services)	20,205	1,974,231
Alphabet, Inc.* - Class A (Interactive Media & Services)	2,992	4,029,326
Alphabet, Inc.* - Class C (Interactive Media & Services)	2,984	4,024,401
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,798	9,396,251
Arista Networks, Inc.* (Communications Equipment)	9,125	2,001,113
Box, Inc.* - Class A (Software)	79,282	1,279,611
Ciena Corp.* (Communications Equipment)	35,902	1,660,468
Cisco Systems, Inc. (Communications Equipment)	108,719	4,607,510
Citrix Systems, Inc. (Software)	14,759	2,140,203
CommScope Holding Co., Inc.* (Communications Equipment)	119,676	1,317,633
Cornerstone OnDemand, Inc.* (Software)	30,314	1,017,338
DocuSign, Inc.* (Software)	21,056	2,205,616
Dropbox, Inc.* (Software)	65,268	1,371,933
E*TRADE Financial Corp. (Capital Markets)	47,323	1,921,787
eBay, Inc. (Internet & Direct Marketing Retail)	74,197	2,955,267
Etsy, Inc.* (Internet & Direct Marketing Retail)	30,639	1,987,552
Expedia Group, Inc. (Internet & Direct Marketing Retail)	29,943	2,125,354
Facebook, Inc.* - Class A (Interactive Media & Services)	35,853	7,339,469
GoDaddy, Inc.* - Class A (IT Services)	34,694	2,408,804
Groupon, Inc.* (Internet & Direct Marketing Retail)	816,316	995,906
GrubHub, Inc.*(a) (Internet & Direct Marketing Retail)	29,041	1,387,869
Hubspot, Inc.* (Software)	11,030	1,859,989
j2 Global, Inc. (Software)	15,349	1,237,743
Juniper Networks, Inc. (Communications Equipment)	73,296	1,583,194
LogMeIn, Inc. (Software)	14,188	1,212,506
Netflix, Inc.* (Entertainment)	12,133	5,094,040
New Relic, Inc.* (Software)	22,848	1,226,709
Okta, Inc.* (IT Services)	16,994	2,571,192
PayPal Holdings, Inc.* (IT Services)	37,780	4,646,940
Pinterest, Inc.* - Class A (Interactive Media & Services)	62,973	1,301,022
Pluralsight, Inc.* - Class A (Software)	71,808	1,180,524
Salesforce.com, Inc.* (Software)	27,094	4,387,873
Smartsheet, Inc.* (Software)	28,091	1,480,958
Snap, Inc.*(a) (Interactive Media & Services)	165,379	2,912,324
TD Ameritrade Holding Corp. (Capital Markets)	48,765	1,915,002
Twitter, Inc.* (Interactive Media & Services)	92,357	2,648,799
Veeva Systems, Inc.* - Class A (Health Care Technology)	14,938	2,850,170
VeriSign, Inc.* (IT Services)	12,348	2,586,783
Vonage Holdings Corp.* (Diversified Telecommunication Services)	147,281	1,231,269
TOTAL COMMON STOCKS (Cost $50,037,918)		102,192,312

	Principal Amount	Value
Repurchase Agreements(b)(c) (24.2%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $34,220,010	$34,220,000	$34,220,000
TOTAL REPURCHASE AGREEMENTS (Cost $34,220,000)		34,220,000

	Shares	Value
Collateral for Securities Loaned (0.3%)
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.27%(d)	57,299	$57,299
Fidelity Investments Money Market Government Portfolio-Class I, 1.26%(d)	803	803
Invesco Government & Agency Portfolio-Institutional Shares, 0.28%(d)	734	734
JPMorgan U.S. Government Money Market Fund-Capital Shares, 0.30%(d)	366,764	366,764
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $425,600)		425,600

TOTAL INVESTMENT SECURITIES (Cost $84,683,518) - 96.9%		136,837,912
Net other assets (liabilities) - 3.1%		4,372,074

NET ASSETS - 100.0%		$141,209,986

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2020. The total value of securities on loan as of April 30, 2020 was $408,000.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $19,311,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2020.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	5/26/20	0.63%	$57,534,312	$2,711,685
Dow Jones Internet Composite Index	UBS AG	5/26/20	0.48%	52,152,086	2,143,132
				$109,686,398	$4,854,817

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Internet UltraSector ProFund invested in the following industries as of April 30, 2020:

	Value	% of Net Assets
Capital Markets	$3,836,789	2.7%
Communications Equipment	11,169,918	7.9%
Diversified Telecommunication Services	1,231,269	0.9%
Entertainment	5,094,040	3.6%
Health Care Technology	2,850,170	2.0%
Interactive Media & Services	22,255,341	15.8%
Internet & Direct Marketing Retail	18,848,199	13.4%
IT Services	14,187,950	10.1%
Software	22,718,636	16.0%
Other **	39,017,674	27.6%
Total	$141,209,986	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Large-Cap Growth ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2020 (unaudited)

	Shares	Value
Common Stocks (99.4%)
Abbott Laboratories (Health Care Equipment & Supplies)	3,893	$358,506
AbbVie, Inc. (Biotechnology)	2,972	244,298
ABIOMED, Inc.* (Health Care Equipment & Supplies)	94	17,978
Accenture PLC - Class A (IT Services)	1,515	280,563
Adobe, Inc.* (Software)	1,845	652,465
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	4,377	229,311
Agilent Technologies, Inc. (Life Sciences Tools & Services)	673	51,592
Air Products & Chemicals, Inc. (Chemicals)	839	189,262
Akamai Technologies, Inc.* (IT Services)	450	43,970
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	238	37,387
Alexion Pharmaceuticals, Inc.* (Biotechnology)	490	52,660
Align Technology, Inc.* (Health Care Equipment & Supplies)	276	59,299
Allegion PLC (Building Products)	357	35,893
Alphabet, Inc.* - Class A (Interactive Media & Services)	660	888,822
Alphabet, Inc.* - Class C (Interactive Media & Services)	1,137	1,533,426
Altria Group, Inc. (Tobacco)	2,764	108,487
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,037	2,565,537
American Express Co. (Consumer Finance)	1,529	139,521
American Tower Corp. (Equity Real Estate Investment Trusts)	1,674	398,411
American Water Works Co., Inc. (Water Utilities)	341	41,496
Ameriprise Financial, Inc. (Capital Markets)	310	35,631
AMETEK, Inc. (Electrical Equipment)	862	72,296
Amgen, Inc. (Biotechnology)	1,338	320,077
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,126	99,380
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,401	153,550
ANSYS, Inc.* (Software)	323	84,571
Aon PLC (Insurance)	552	95,314
Apache Corp. (Oil, Gas & Consumable Fuels)	877	11,471
Apple, Inc. (Technology Hardware, Storage & Peripherals)	15,855	4,658,199
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,506	174,178
Arista Networks, Inc.* (Communications Equipment)	202	44,299
Arthur J. Gallagher & Co. (Insurance)	364	28,574
Autodesk, Inc.* (Software)	839	157,002
Automatic Data Processing, Inc. (IT Services)	1,012	148,450
AutoZone, Inc.* (Specialty Retail)	85	86,727
Avery Dennison Corp. (Containers & Packaging)	231	25,500
Ball Corp. (Containers & Packaging)	885	58,047
Baxter International, Inc. (Health Care Equipment & Supplies)	881	78,215
BlackRock, Inc. - Class A (Capital Markets)	238	119,486
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	159	235,411
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	239	23,226
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,130	117,312
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,899	297,908
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,498	406,887
Broadridge Financial Solutions, Inc. (IT Services)	307	35,612
Brown-Forman Corp. - Class B (Beverages)	693	43,105
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	976	21,101
Cadence Design Systems, Inc.* (Software)	1,070	86,809
Campbell Soup Co. (Food Products)	287	14,344
CarMax, Inc.* (Specialty Retail)	629	46,326
Carrier Global Corp.* (Building Products)	1,634	28,938
Caterpillar, Inc. (Machinery)	1,231	143,264
CBOE Global Markets, Inc. (Capital Markets)	423	42,038
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,274	54,693
CDW Corp. (Electronic Equipment, Instruments & Components)	546	60,497
Celanese Corp. (Chemicals)	458	38,046
Cerner Corp. (Health Care Technology)	755	52,389
Charter Communications, Inc.* - Class A (Media)	596	295,157
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	94	82,584
Church & Dwight Co., Inc. (Household Products)	505	35,345
Cincinnati Financial Corp. (Insurance)	272	17,898
Cintas Corp. (Commercial Services & Supplies)	314	69,655
Citrix Systems, Inc. (Software)	223	32,337
CME Group, Inc. (Capital Markets)	689	122,787
Colgate-Palmolive Co. (Household Products)	1,458	102,454
Comcast Corp. - Class A (Media)	9,654	363,280
ConocoPhillips (Oil, Gas & Consumable Fuels)	4,148	174,631
Copart, Inc.* (Commercial Services & Supplies)	778	62,326
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,362	29,978
Costco Wholesale Corp. (Food & Staples Retailing)	986	298,758
Coty, Inc. - Class A (Personal Products)	506	2,758
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	913	145,560
CSX Corp. (Road & Rail)	1,472	97,490
Cummins, Inc. (Machinery)	368	60,168
D.R. Horton, Inc. (Household Durables)	1,266	59,781
Danaher Corp. (Health Care Equipment & Supplies)	1,553	253,853
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	215	15,865
Deere & Co. (Machinery)	699	101,397

	Shares	Value
Common Stocks, continued
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	442	$18,758
Discover Financial Services (Consumer Finance)	725	31,153
Dollar General Corp. (Multiline Retail)	963	168,814
Dover Corp. (Machinery)	323	30,249
Dow, Inc. (Chemicals)	2,812	103,172
Duke Realty Corp. (Equity Real Estate Investment Trusts)	818	28,385
eBay, Inc. (Internet & Direct Marketing Retail)	2,893	115,228
Ecolab, Inc.(a) (Chemicals)	491	95,009
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	791	172,043
Electronic Arts, Inc.* (Entertainment)	588	67,185
Eli Lilly & Co. (Pharmaceuticals)	1,766	273,094
Emerson Electric Co. (Electrical Equipment)	1,245	71,002
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,103	52,404
Equifax, Inc.(a) (Professional Services)	276	38,336
Equinix, Inc. (Equity Real Estate Investment Trusts)	323	218,089
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	133	32,465
Expeditors International of Washington, Inc. (Air Freight & Logistics)	331	23,701
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	287	25,325
Facebook, Inc.* - Class A (Interactive Media & Services)	9,142	1,871,460
Fastenal Co. (Trading Companies & Distributors)	1,536	55,633
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	111	9,243
First Horizon National Corp. (Banks)	1	7
First Republic Bank (Banks)	309	32,226
Fiserv, Inc.* (IT Services)	2,173	223,949
FleetCor Technologies, Inc.* (IT Services)	325	78,406
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	244	10,590
FMC Corp. (Chemicals)	489	44,939
Fortinet, Inc.* (Software)	537	57,856
Fortune Brands Home & Security, Inc. (Building Products)	522	25,160
Freeport-McMoRan, Inc. (Metals & Mining)	3,035	26,799
Garmin, Ltd. (Household Durables)	548	44,476
Gartner, Inc.* (IT Services)	333	39,564
Global Payments, Inc. (IT Services)	552	91,643
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	876	22,899
Hess Corp. (Oil, Gas & Consumable Fuels)	972	47,278
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,071	81,085
Hologic, Inc.* (Health Care Equipment & Supplies)	551	27,605
Honeywell International, Inc. (Industrial Conglomerates)	1,240	175,956
Howmet Aerospace, Inc. (Aerospace & Defense)	725	9,476
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	85	16,270
IDEX Corp. (Machinery)	164	25,195
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	323	89,665
IHS Markit, Ltd. (Professional Services)	1,115	75,040
Illinois Tool Works, Inc. (Machinery)	680	110,500
Illumina, Inc.* (Life Sciences Tools & Services)	332	105,918
Incyte Corp.* (Biotechnology)	684	66,799
Ingersoll Rand, Inc.* (Machinery)	731	21,257
Intel Corp. (Semiconductors & Semiconductor Equipment)	9,422	565,132
Intercontinental Exchange, Inc. (Capital Markets)	1,172	104,835
Intuit, Inc. (Software)	986	266,033
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	433	221,211
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	67	8,665
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	468	66,732
J.B. Hunt Transport Services, Inc. (Road & Rail)	189	19,112
Jack Henry & Associates, Inc. (IT Services)	153	25,023
Johnson & Johnson (Pharmaceuticals)	4,202	630,469
JPMorgan Chase & Co. (Banks)	5,713	547,076
Kansas City Southern Industries, Inc. (Road & Rail)	380	49,609
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	700	67,738
Kimberly-Clark Corp. (Household Products)	641	88,766
KLA Corp. (Semiconductors & Semiconductor Equipment)	598	98,126
L3Harris Technologies, Inc. (Aerospace & Defense)	841	162,902
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	550	140,404
Lamb Weston Holding, Inc. (Food Products)	305	18,715
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	726	34,863
Leggett & Platt, Inc. (Household Durables)	326	11,452
Leidos Holdings, Inc. (IT Services)	249	24,604
Linde PLC (Chemicals)	1,454	267,521
Live Nation Entertainment, Inc.* (Entertainment)	355	15,929
LKQ Corp.* (Distributors)	594	15,533
Lockheed Martin Corp. (Aerospace & Defense)	936	364,161
Lowe’s Cos., Inc. (Specialty Retail)	1,923	201,434
MarketAxess Holdings, Inc. (Capital Markets)	144	65,521
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,033	93,914
Marsh & McLennan Cos., Inc. (Insurance)	1,172	114,071
Martin Marietta Materials, Inc. (Construction Materials)	240	45,655
Masco Corp. (Building Products)	1,074	44,077
MasterCard, Inc. - Class A (IT Services)	3,375	928,024

	Shares	Value
Common Stocks, continued
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	452	$24,851
McCormick & Co., Inc. (Food Products)	240	37,642
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,252	234,825
Merck & Co., Inc. (Pharmaceuticals)	5,327	422,644
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	67	48,236
MGM Resorts International (Hotels, Restaurants & Leisure)	1,187	19,977
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	912	80,010
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	4,204	201,330
Microsoft Corp. (Software)	28,975	5,192,609
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	196	21,936
Monster Beverage Corp.* (Beverages)	963	59,523
Moody’s Corp. (Capital Markets)	623	151,950
Motorola Solutions, Inc. (Communications Equipment)	653	93,908
MSCI, Inc. - Class A (Capital Markets)	319	104,313
Nasdaq, Inc. (Capital Markets)	198	21,715
National Oilwell Varco, Inc. (Energy Equipment & Services)	449	5,675
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	395	17,289
Netflix, Inc.* (Entertainment)	1,660	696,950
NextEra Energy, Inc. (Electric Utilities)	981	226,729
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	3,176	276,884
Norfolk Southern Corp. (Road & Rail)	536	91,710
Northrop Grumman Corp. (Aerospace & Defense)	596	197,079
NortonLifelock, Inc. (Software)	1,356	28,842
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	953	31,954
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,318	677,504
NVR, Inc.* (Household Durables)	17	52,700
Old Dominion Freight Line, Inc. (Road & Rail)	368	53,467
Oracle Corp. (Software)	4,947	262,043
O’Reilly Automotive, Inc.* (Specialty Retail)	287	110,880
Otis Worldwide Corp.* (Machinery)	940	47,855
PACCAR, Inc. (Machinery)	1,311	90,761
Parker-Hannifin Corp. (Machinery)	276	43,641
Paychex, Inc. (IT Services)	819	56,118
Paycom Software, Inc.* (Software)	186	48,550
PayPal Holdings, Inc.* (IT Services)	4,455	547,965
PepsiCo, Inc. (Beverages)	2,547	336,943
PerkinElmer, Inc. (Life Sciences Tools & Services)	238	21,546
Philip Morris International, Inc. (Tobacco)	2,595	193,587
Phillips 66 (Oil, Gas & Consumable Fuels)	847	61,975
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	385	34,384
PPG Industries, Inc. (Chemicals)	467	42,418
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,572	140,270
Public Storage (Equity Real Estate Investment Trusts)	248	45,992
PulteGroup, Inc. (Household Durables)	963	27,224
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	447	43,819
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	4,345	341,821
Quanta Services, Inc. (Construction & Engineering)	233	8,472
Raytheon Technologies Corp. (Aerospace & Defense)	2,851	184,773
Realty Income Corp. (Equity Real Estate Investment Trusts)	547	30,041
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	198	104,124
Republic Services, Inc. - Class A (Commercial Services & Supplies)	373	29,221
ResMed, Inc. (Health Care Equipment & Supplies)	546	84,805
Rockwell Automation, Inc. (Electrical Equipment)	248	46,991
Rollins, Inc. (Commercial Services & Supplies)	253	10,120
Roper Technologies, Inc. (Industrial Conglomerates)	386	131,638
Ross Stores, Inc. (Specialty Retail)	1,378	125,894
S&P Global, Inc. (Capital Markets)	927	271,500
Salesforce.com, Inc.* (Software)	3,369	545,610
SBA Communications Corp. (Equity Real Estate Investment Trusts)	430	124,666
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	525	26,224
Sempra Energy (Multi-Utilities)	491	60,810
ServiceNow, Inc.* (Software)	709	249,242
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	466	31,115
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	375	38,955
Starbucks Corp. (Hotels, Restaurants & Leisure)	4,482	343,904
STERIS PLC (Health Care Equipment & Supplies)	177	25,223
Stryker Corp. (Health Care Equipment & Supplies)	816	152,127
SVB Financial Group* (Banks)	133	25,692
Synchrony Financial (Consumer Finance)	2,111	41,777
Synopsys, Inc.* (Software)	559	87,830
Sysco Corp. (Food & Staples Retailing)	879	49,461
T. Rowe Price Group, Inc. (Capital Markets)	661	76,431
Take-Two Interactive Software, Inc.* (Entertainment)	430	52,052
Target Corp. (Multiline Retail)	1,232	135,200
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	636	46,721
Teleflex, Inc. (Health Care Equipment & Supplies)	180	60,372
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,207	256,166

	Shares	Value
Common Stocks, continued
The Boeing Co. (Aerospace & Defense)	892	$125,790
The Charles Schwab Corp. (Capital Markets)	3,177	119,836
The Coca-Cola Co. (Beverages)	5,861	268,961
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	109	31,250
The Estee Lauder Co., Inc. (Personal Products)	847	149,411
The Hershey Co. (Food Products)	380	50,323
The Home Depot, Inc. (Specialty Retail)	2,944	647,179
The Procter & Gamble Co. (Household Products)	5,500	648,284
The Progressive Corp. (Insurance)	1,358	104,973
The Sherwin-Williams Co. (Chemicals)	310	166,275
The TJX Cos., Inc. (Specialty Retail)	4,599	225,581
The Walt Disney Co. (Entertainment)	4,180	452,067
The Western Union Co. (IT Services)	1,591	30,340
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,520	508,714
Tiffany & Co. (Specialty Retail)	411	51,992
Tractor Supply Co. (Specialty Retail)	223	22,619
Trane Technologies PLC (Building Products)	839	73,346
TransDigm Group, Inc. (Aerospace & Defense)	189	68,622
Tyson Foods, Inc. - Class A (Food Products)	548	34,080
UDR, Inc. (Equity Real Estate Investment Trusts)	519	19,447
Ulta Beauty, Inc.* (Specialty Retail)	122	26,586
Union Pacific Corp. (Road & Rail)	1,634	261,096
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,198	113,403
United Rentals, Inc.* (Trading Companies & Distributors)	287	36,880
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	189	21,618
VeriSign, Inc.* (IT Services)	202	42,317
Verisk Analytics, Inc. - Class A (Professional Services)	430	65,717
Vertex Pharmaceuticals, Inc.* (Biotechnology)	973	244,418
VF Corp. (Textiles, Apparel & Luxury Goods)	663	38,520
Visa, Inc. - Class A (IT Services)	6,501	1,161,859
Vulcan Materials Co. (Construction Materials)	504	56,937
Waste Management, Inc. (Commercial Services & Supplies)	852	85,216
Waters Corp.* (Life Sciences Tools & Services)	153	28,611
Willis Towers Watson PLC (Insurance)	245	43,681
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	368	31,475
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	701	12,821
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	595	52,003
Xylem, Inc. (Machinery)	401	28,832
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	1,154	99,740
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	198	45,473
Zoetis, Inc. (Pharmaceuticals)	1,805	233,405
TOTAL COMMON STOCKS (Cost $36,993,225)		50,467,331

	Principal Amount	Value
Repurchase Agreements(b) (0.7%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $354,000	$354,000	$354,000
TOTAL REPURCHASE AGREEMENTS (Cost $354,000)		354,000

	Shares	Value
Collateral for Securities Loaned (0.2%)
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.27%(c)	16,494	$16,494
Fidelity Investments Money Market Government Portfolio-Class I, 1.26%(c)	231	231
Invesco Government & Agency Portfolio-Institutional Shares, 0.28%(c)	211	211
JPMorgan U.S. Government Money Market Fund-Capital Shares, 0.30%(c)	105,572	105,572
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $122,508)		122,508

TOTAL INVESTMENT SECURITIES (Cost $37,469,733) - 100.3%		50,943,839
Net other assets (liabilities) - (0.3)%		(141,769)

NET ASSETS - 100.0%		$50,802,070

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2020. The total value of securities on loan as of April 30, 2020 was $117,008.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2020.

Large-Cap Growth ProFund invested in the following industries as of April 30, 2020:

	Value	% of Net Assets
Aerospace & Defense	$1,129,072	2.2%
Air Freight & Logistics	137,104	0.3%
Banks	605,001	1.2%
Beverages	708,532	1.4%
Biotechnology	1,032,376	2.0%
Building Products	207,414	0.4%
Capital Markets	1,236,043	2.4%
Chemicals	946,641	1.9%
Commercial Services & Supplies	256,538	0.5%
Communications Equipment	138,207	0.3%
Construction & Engineering	8,472	NM
Construction Materials	102,592	0.2%
Consumer Finance	212,451	0.4%
Containers & Packaging	83,547	0.2%
Distributors	15,533	NM
Electric Utilities	226,729	0.4%
Electrical Equipment	190,289	0.4%
Electronic Equipment, Instruments & Components	369,042	0.7%
Energy Equipment & Services	5,675	NM
Entertainment	1,284,183	2.5%
Equity Real Estate Investment Trusts	1,354,457	2.7%
Food & Staples Retailing	348,219	0.7%
Food Products	155,104	0.3%
Health Care Equipment & Supplies	1,789,840	3.5%
Health Care Technology	52,390	0.1%
Hotels, Restaurants & Leisure	1,038,232	2.0%
Household Durables	195,633	0.4%
Household Products	874,849	1.7%
Independent Power and Renewable Electricity Producers	31,954	0.1%
Industrial Conglomerates	307,594	0.6%
Insurance	404,511	0.8%
Interactive Media & Services	4,293,707	8.5%
Internet & Direct Marketing Retail	2,916,177	5.7%
IT Services	3,758,407	7.4%
Life Sciences Tools & Services	831,349	1.6%
Machinery	703,120	1.4%
Media	658,437	1.3%
Metals & Mining	26,799	0.1%
Multiline Retail	304,014	0.6%
Multi-Utilities	60,810	0.1%
Oil, Gas & Consumable Fuels	403,244	0.8%
Personal Products	152,169	0.3%
Pharmaceuticals	1,857,519	3.7%
Professional Services	179,093	0.4%
Real Estate Management & Development	54,693	0.1%
Road & Rail	572,484	1.1%
Semiconductors & Semiconductor Equipment	3,484,047	6.9%
Software	7,751,800	15.3%
Specialty Retail	1,545,218	3.0%
Technology Hardware, Storage & Peripherals	4,714,533	9.3%
Textiles, Apparel & Luxury Goods	315,404	0.6%
Tobacco	302,074	0.6%
Trading Companies & Distributors	92,513	0.2%
Water Utilities	41,496	0.1%
Other **	334,739	0.6%
Total	$50,802,070	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Large-Cap Value ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2020 (unaudited)

	Shares	Value
Common Stocks (99.2%)
3M Co. (Industrial Conglomerates)	341	$51,804
A.O. Smith Corp. (Building Products)	84	3,560
Abbott Laboratories (Health Care Equipment & Supplies)	432	39,783
AbbVie, Inc. (Biotechnology)	407	33,455
ABIOMED, Inc.* (Health Care Equipment & Supplies)	13	2,486
Accenture PLC - Class A (IT Services)	133	24,630
Activision Blizzard, Inc. (Entertainment)	447	28,487
Advance Auto Parts, Inc. (Specialty Retail)	40	4,836
Aflac, Inc. (Insurance)	428	15,939
Agilent Technologies, Inc. (Life Sciences Tools & Services)	76	5,826
Akamai Technologies, Inc.* (IT Services)	25	2,443
Alaska Air Group, Inc. (Airlines)	76	2,472
Albemarle Corp. (Chemicals)	61	3,747
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	33	5,184
Alexion Pharmaceuticals, Inc.* (Biotechnology)	53	5,696
Allergan PLC (Pharmaceuticals)	190	35,595
Alliance Data Systems Corp. (IT Services)	25	1,252
Alliant Energy Corp. (Electric Utilities)	142	6,894
Altria Group, Inc. (Tobacco)	671	26,337
Amcor PLC (Containers & Packaging)	942	8,449
Ameren Corp. (Multi-Utilities)	141	10,258
American Airlines Group, Inc.(a) (Airlines)	225	2,702
American Electric Power Co., Inc. (Electric Utilities)	289	24,019
American Express Co. (Consumer Finance)	158	14,418
American International Group, Inc. (Insurance)	508	12,918
American Water Works Co., Inc. (Water Utilities)	51	6,206
Ameriprise Financial, Inc. (Capital Markets)	25	2,874
AmerisourceBergen Corp. (Health Care Providers & Services)	86	7,711
Amgen, Inc. (Biotechnology)	141	33,730
Anthem, Inc. (Health Care Providers & Services)	144	40,425
Aon PLC (Insurance)	51	8,806
Apache Corp. (Oil, Gas & Consumable Fuels)	78	1,020
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	87	3,277
Aptiv PLC (Auto Components)	146	10,155
Archer-Daniels-Midland Co. (Food Products)	326	12,108
Arthur J. Gallagher & Co. (Insurance)	51	4,004
Assurant, Inc. (Insurance)	38	4,037
AT&T, Inc. (Diversified Telecommunication Services)	4,290	130,716
Atmos Energy Corp. (Gas Utilities)	68	6,934
Automatic Data Processing, Inc. (IT Services)	96	14,082
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	81	13,199
Avery Dennison Corp. (Containers & Packaging)	17	1,877
Baker Hughes Co. - Class A (Energy Equipment & Services)	375	5,231
Ball Corp. (Containers & Packaging)	53	3,476
Bank of America Corp. (Banks)	4,756	114,382
Baxter International, Inc. (Health Care Equipment & Supplies)	167	14,826
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	158	39,900
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	1,152	215,839
Best Buy Co., Inc. (Specialty Retail)	131	10,052
Biogen, Inc.* (Biotechnology)	111	32,948
BlackRock, Inc. - Class A (Capital Markets)	36	18,073
BorgWarner, Inc. (Auto Components)	120	3,428
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	46	4,470
Boston Scientific Corp.* (Health Care Equipment & Supplies)	335	12,556
Bristol-Myers Squibb Co. (Pharmaceuticals)	618	37,581
Broadridge Financial Solutions, Inc. (IT Services)	18	2,088
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	81	5,743
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	86	1,859
Campbell Soup Co. (Food Products)	51	2,549
Capital One Financial Corp. (Consumer Finance)	279	18,067
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	83	1,266
Cardinal Health, Inc. (Health Care Providers & Services)	172	8,511
Carnival Corp.(a) - Class A (Hotels, Restaurants & Leisure)	277	4,404
Carrier Global Corp.* (Building Products)	229	4,056
Caterpillar, Inc. (Machinery)	129	15,013
Centene Corp.* (Health Care Providers & Services)	341	22,704
CenterPoint Energy, Inc. (Multi-Utilities)	292	4,973
CenturyLink, Inc. (Diversified Telecommunication Services)	569	6,043
Cerner Corp. (Health Care Technology)	65	4,510
CF Industries Holdings, Inc. (Chemicals)	130	3,575
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,109	102,029
Chubb, Ltd. (Insurance)	263	28,406
Church & Dwight Co., Inc. (Household Products)	63	4,409
Cigna Corp. (Health Care Providers & Services)	221	43,267
Cincinnati Financial Corp. (Insurance)	48	3,158
Cisco Systems, Inc. (Communications Equipment)	2,488	105,441
Citigroup, Inc. (Banks)	1,285	62,400
Citizens Financial Group, Inc. (Banks)	256	5,732
Citrix Systems, Inc. (Software)	36	5,220
CME Group, Inc. (Capital Markets)	106	18,890
CMS Energy Corp. (Multi-Utilities)	167	9,534
Cognizant Technology Solutions Corp. - Class A (IT Services)	322	18,682
Colgate-Palmolive Co. (Household Products)	279	19,605

	Shares	Value
Common Stocks, continued
Comcast Corp. - Class A (Media)	1,174	$44,178
Comerica, Inc. (Banks)	85	2,963
Conagra Brands, Inc. (Food Products)	283	9,464
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	119	6,750
Consolidated Edison, Inc. (Multi-Utilities)	193	15,208
Constellation Brands, Inc. - Class A (Beverages)	99	16,304
Corning, Inc. (Electronic Equipment, Instruments & Components)	236	5,194
Corteva, Inc. (Chemicals)	438	11,471
Costco Wholesale Corp. (Food & Staples Retailing)	111	33,633
Coty, Inc. - Class A (Personal Products)	84	458
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	99	15,784
CSX Corp. (Road & Rail)	231	15,299
Cummins, Inc. (Machinery)	36	5,886
CVS Health Corp. (Health Care Providers & Services)	763	46,962
Danaher Corp. (Health Care Equipment & Supplies)	131	21,413
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	40	2,952
DaVita, Inc.* (Health Care Providers & Services)	51	4,030
Deere & Co. (Machinery)	76	11,025
Delta Air Lines, Inc. (Airlines)	337	8,732
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	67	2,843
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	220	2,743
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	95	4,136
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	152	22,721
Discover Financial Services (Consumer Finance)	72	3,094
Discovery, Inc.* (Media)	89	1,995
Discovery, Inc.* - Class C (Media)	193	3,939
Dish Network Corp.* - Class A (Media)	147	3,677
Dollar Tree, Inc.* (Multiline Retail)	133	10,596
Dominion Energy, Inc. (Multi-Utilities)	482	37,176
Dover Corp. (Machinery)	38	3,559
DTE Energy Co. (Multi-Utilities)	116	12,034
Duke Energy Corp. (Electric Utilities)	425	35,981
Duke Realty Corp. (Equity Real Estate Investment Trusts)	87	3,019
DuPont de Nemours, Inc. (Chemicals)	431	20,266
DXC Technology Co. (IT Services)	149	2,701
E*TRADE Financial Corp. (Capital Markets)	130	5,279
Eastman Chemical Co. (Chemicals)	81	4,901
Eaton Corp. PLC (Electrical Equipment)	241	20,124
Ecolab, Inc.(a) (Chemicals)	73	14,126
Edison International (Electric Utilities)	213	12,505
Electronic Arts, Inc.* (Entertainment)	81	9,255
Eli Lilly & Co. (Pharmaceuticals)	226	34,949
Emerson Electric Co. (Electrical Equipment)	167	9,524
Entergy Corp. (Electric Utilities)	119	11,366
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	168	7,982
Equifax, Inc.(a) (Professional Services)	30	4,167
Equity Residential (Equity Real Estate Investment Trusts)	205	13,337
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	18	4,394
Everest Re Group, Ltd. (Insurance)	25	4,328
Evergy, Inc. (Electric Utilities)	132	7,713
Eversource Energy (Electric Utilities)	190	15,333
Exelon Corp. (Electric Utilities)	574	21,284
Expedia Group, Inc. (Internet & Direct Marketing Retail)	81	5,749
Expeditors International of Washington, Inc. (Air Freight & Logistics)	48	3,437
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	36	3,177
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	2,483	115,386
F5 Networks, Inc.* (Communications Equipment)	38	5,292
Fastenal Co. (Trading Companies & Distributors)	100	3,622
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	25	2,082
FedEx Corp. (Air Freight & Logistics)	137	17,367
Fidelity National Information Services, Inc. (IT Services)	362	47,744
Fifth Third Bancorp (Banks)	412	7,700
First Horizon National Corp. (Banks)	1	8
First Republic Bank (Banks)	51	5,319
FirstEnergy Corp. (Electric Utilities)	317	13,083
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	45	1,953
Flowserve Corp. (Machinery)	76	2,141
Ford Motor Co. (Automobiles)	2,277	11,590
Fortive Corp. (Machinery)	173	11,072
Fox Corp. - Class A (Media)	207	5,355
Fox Corp. - Class B (Media)	96	2,454
Franklin Resources, Inc. (Capital Markets)	158	2,977
Freeport-McMoRan, Inc. (Metals & Mining)	376	3,320
General Dynamics Corp. (Aerospace & Defense)	133	17,372
General Electric Co. (Industrial Conglomerates)	5,121	34,823
General Mills, Inc. (Food Products)	359	21,501
General Motors Co. (Automobiles)	735	16,383
Genuine Parts Co. (Distributors)	84	6,660
Gilead Sciences, Inc. (Biotechnology)	741	62,244
Global Payments, Inc. (IT Services)	91	15,108
Globe Life, Inc. (Insurance)	55	4,529
H&R Block, Inc. (Diversified Consumer Services)	113	1,881
Halliburton Co. (Energy Equipment & Services)	511	5,366
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	203	2,018
Harley-Davidson, Inc. (Automobiles)	89	1,943

	Shares	Value
Common Stocks, continued
Hartford Financial Services Group, Inc. (Insurance)	216	$8,206
Hasbro, Inc. (Leisure Products)	76	5,488
HCA Healthcare, Inc. (Health Care Providers & Services)	157	17,251
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	154	4,026
Helmerich & Payne, Inc. (Energy Equipment & Services)	61	1,206
Henry Schein, Inc.* (Health Care Providers & Services)	84	4,583
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	753	7,575
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	86	2,841
Hologic, Inc.* (Health Care Equipment & Supplies)	75	3,758
Honeywell International, Inc. (Industrial Conglomerates)	226	32,069
Hormel Foods Corp. (Food Products)	163	7,637
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	412	5,072
Howmet Aerospace, Inc. (Aerospace & Defense)	109	1,425
HP, Inc. (Technology Hardware, Storage & Peripherals)	866	13,432
Humana, Inc. (Health Care Providers & Services)	76	29,018
Huntington Bancshares, Inc. (Banks)	602	5,562
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	13	2,488
IDEX Corp. (Machinery)	18	2,765
IHS Markit, Ltd. (Professional Services)	63	4,240
Illinois Tool Works, Inc. (Machinery)	63	10,238
Illumina, Inc.* (Life Sciences Tools & Services)	38	12,123
Ingersoll Rand, Inc.* (Machinery)	49	1,425
Intel Corp. (Semiconductors & Semiconductor Equipment)	1,099	65,919
Intercontinental Exchange, Inc. (Capital Markets)	144	12,881
International Business Machines Corp. (IT Services)	521	65,417
International Flavors & Fragrances, Inc. (Chemicals)	61	7,993
International Paper Co. (Containers & Packaging)	231	7,912
Invesco, Ltd. (Capital Markets)	212	1,827
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	13	1,681
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	36	5,133
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	169	4,086
J.B. Hunt Transport Services, Inc. (Road & Rail)	18	1,820
Jack Henry & Associates, Inc. (IT Services)	22	3,598
Jacobs Engineering Group, Inc. (Construction & Engineering)	81	6,703
Johnson & Johnson (Pharmaceuticals)	896	134,435
Johnson Controls International PLC (Building Products)	456	13,274
JPMorgan Chase & Co. (Banks)	957	91,642
Juniper Networks, Inc. (Communications Equipment)	198	4,277
Kellogg Co. (Food Products)	145	9,498
KeyCorp (Banks)	569	6,629
Kimberly-Clark Corp. (Household Products)	99	13,710
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	240	2,618
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,140	17,363
Kohl’s Corp. (Multiline Retail)	89	1,643
L Brands, Inc. (Specialty Retail)	134	1,593
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	53	8,716
Lamb Weston Holding, Inc. (Food Products)	40	2,454
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	86	4,130
Leggett & Platt, Inc. (Household Durables)	23	808
Leidos Holdings, Inc. (IT Services)	40	3,952
Lennar Corp. - Class A (Household Durables)	163	8,161
Lincoln National Corp. (Insurance)	117	4,150
Linde PLC (Chemicals)	93	17,111
Live Nation Entertainment, Inc.* (Entertainment)	25	1,122
LKQ Corp.* (Distributors)	82	2,144
Loews Corp. (Insurance)	152	5,268
Lowe’s Cos., Inc. (Specialty Retail)	152	15,922
LyondellBasell Industries N.V. - Class A (Chemicals)	152	8,808
M&T Bank Corp. (Banks)	76	8,518
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	452	2,766
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	381	12,222
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1	59
Marsh & McLennan Cos., Inc. (Insurance)	116	11,290
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	86	4,728
McCormick & Co., Inc. (Food Products)	38	5,960
McDonald’s Corp. (Hotels, Restaurants & Leisure)	245	45,952
McKesson Corp. (Health Care Providers & Services)	94	13,278
Medtronic PLC (Health Care Equipment & Supplies)	782	76,346
Merck & Co., Inc. (Pharmaceuticals)	675	53,555
MetLife, Inc. (Insurance)	463	16,705
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	7	5,040
MGM Resorts International (Hotels, Restaurants & Leisure)	116	1,952
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	40	4,477

	Shares	Value
Common Stocks, continued
Mohawk Industries, Inc.* (Household Durables)	38	$3,333
Molson Coors Beverage Co. - Class B (Beverages)	114	4,675
Mondelez International, Inc. - Class A (Food Products)	843	43,363
Monster Beverage Corp.* (Beverages)	75	4,636
Morgan Stanley (Capital Markets)	686	27,049
Mylan N.V.* (Pharmaceuticals)	301	5,048
Nasdaq, Inc. (Capital Markets)	38	4,167
National Oilwell Varco, Inc. (Energy Equipment & Services)	149	1,883
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	76	3,327
Newell Brands, Inc. (Household Durables)	218	3,026
Newmont Corp. (Metals & Mining)	482	28,670
News Corp. - Class A (Media)	220	2,180
News Corp. - Class B (Media)	60	613
NextEra Energy, Inc. (Electric Utilities)	131	30,277
Nielsen Holdings PLC (Professional Services)	200	2,946
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	241	21,011
NiSource, Inc. (Multi-Utilities)	221	5,549
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	280	2,747
Nordstrom, Inc.(a) (Multiline Retail)	58	1,089
Norfolk Southern Corp. (Road & Rail)	68	11,635
Northern Trust Corp. (Capital Markets)	126	9,974
NortonLifelock, Inc. (Software)	124	2,637
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	121	1,984
Nucor Corp. (Metals & Mining)	175	7,208
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	520	8,632
Omnicom Group, Inc. (Media)	128	7,300
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	236	7,063
Oracle Corp. (Software)	509	26,963
Otis Worldwide Corp.* (Machinery)	125	6,364
Packaging Corp. of America (Containers & Packaging)	53	5,122
Parker-Hannifin Corp. (Machinery)	36	5,692
Paychex, Inc. (IT Services)	56	3,837
Pentair PLC (Machinery)	97	3,355
People’s United Financial, Inc. (Banks)	253	3,211
PepsiCo, Inc. (Beverages)	425	56,223
PerkinElmer, Inc. (Life Sciences Tools & Services)	27	2,444
Perrigo Co. PLC (Pharmaceuticals)	81	4,317
Pfizer, Inc. (Pharmaceuticals)	3,250	124,669
Philip Morris International, Inc. (Tobacco)	511	38,120
Phillips 66 (Oil, Gas & Consumable Fuels)	128	9,366
Pinnacle West Capital Corp. (Electric Utilities)	63	4,850
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	40	3,572
PPG Industries, Inc. (Chemicals)	65	5,904
PPL Corp. (Electric Utilities)	454	11,541
Principal Financial Group, Inc. (Insurance)	150	5,462
Prologis, Inc. (Equity Real Estate Investment Trusts)	187	16,686
Prudential Financial, Inc. (Insurance)	235	14,657
Public Service Enterprise Group, Inc. (Multi-Utilities)	294	14,909
Public Storage (Equity Real Estate Investment Trusts)	48	8,902
PVH Corp. (Textiles, Apparel & Luxury Goods)	41	2,018
Quanta Services, Inc. (Construction & Engineering)	47	1,709
Quest Diagnostics, Inc. (Health Care Providers & Services)	81	8,919
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	30	2,213
Raymond James Financial, Inc. (Capital Markets)	73	4,812
Raytheon Technologies Corp. (Aerospace & Defense)	405	26,249
Realty Income Corp. (Equity Real Estate Investment Trusts)	106	5,822
Regency Centers Corp. (Equity Real Estate Investment Trusts)	102	4,479
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	18	9,466
Regions Financial Corp. (Banks)	562	6,042
Republic Services, Inc. - Class A (Commercial Services & Supplies)	63	4,935
Robert Half International, Inc. (Professional Services)	71	3,356
Rockwell Automation, Inc. (Electrical Equipment)	30	5,684
Rollins, Inc. (Commercial Services & Supplies)	49	1,960
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	102	4,771
Schlumberger, Ltd. (Energy Equipment & Services)	810	13,624
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	51	2,547
Sealed Air Corp. (Containers & Packaging)	89	2,545
Sempra Energy (Multi-Utilities)	91	11,270
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	111	7,411
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	43	4,467
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	46	2,440
Snap-on, Inc. (Machinery)	36	4,690
Southwest Airlines Co. (Airlines)	280	8,749
Stanley Black & Decker, Inc. (Machinery)	86	9,477
State Street Corp. (Capital Markets)	218	13,743
STERIS PLC (Health Care Equipment & Supplies)	22	3,135
Stryker Corp. (Health Care Equipment & Supplies)	63	11,745
SVB Financial Group* (Banks)	13	2,511
Sysco Corp. (Food & Staples Retailing)	167	9,397
T. Rowe Price Group, Inc. (Capital Markets)	38	4,394

	Shares	Value
Common Stocks, continued
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	157	$2,336
Target Corp. (Multiline Retail)	111	12,181
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	99	7,273
TechnipFMC PLC (Energy Equipment & Services)	235	2,094
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	205	23,794
Textron, Inc. (Aerospace & Defense)	129	3,400
The AES Corp. (Independent Power and Renewable Electricity Producers)	389	5,154
The Allstate Corp. (Insurance)	190	19,327
The Bank of New York Mellon Corp. (Capital Markets)	494	18,545
The Boeing Co. (Aerospace & Defense)	173	24,396
The Charles Schwab Corp. (Capital Markets)	180	6,790
The Clorox Co. (Household Products)	75	13,983
The Coca-Cola Co. (Beverages)	1,360	62,411
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	15	4,301
The Gap, Inc. (Specialty Retail)	121	983
The Goldman Sachs Group, Inc. (Capital Markets)	187	34,300
The Hershey Co. (Food Products)	30	3,973
The Home Depot, Inc. (Specialty Retail)	187	41,109
The Interpublic Group of Cos., Inc. (Media)	224	3,804
The JM Smucker Co. - Class A (Food Products)	63	7,239
The Kraft Heinz Co. (Food Products)	367	11,131
The Kroger Co. (Food & Staples Retailing)	474	14,983
The Mosaic Co. (Chemicals)	198	2,279
The PNC Financial Services Group, Inc (Banks)	258	27,521
The Procter & Gamble Co. (Household Products)	617	72,726
The Progressive Corp. (Insurance)	131	10,126
The Southern Co. (Electric Utilities)	617	35,002
The Travelers Cos., Inc. (Insurance)	151	15,283
The Walt Disney Co. (Entertainment)	410	44,342
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	706	13,675
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	225	19,755
Tractor Supply Co. (Specialty Retail)	38	3,854
Trane Technologies PLC (Building Products)	51	4,458
Truist Financial Corp. (Banks)	792	29,557
Twitter, Inc.* (Interactive Media & Services)	461	13,221
Tyson Foods, Inc. - Class A (Food Products)	91	5,659
U.S. Bancorp (Banks)	831	30,332
UDR, Inc. (Equity Real Estate Investment Trusts)	94	3,522
Ulta Beauty, Inc.* (Specialty Retail)	18	3,923
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	103	1,073
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	108	1,001
Union Pacific Corp. (Road & Rail)	152	24,288
United Airlines Holdings , Inc.* (Airlines)	127	3,757
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	226	21,394
UnitedHealth Group, Inc. (Health Care Providers & Services)	555	162,320
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	46	4,862
Unum Group (Insurance)	116	2,024
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	243	15,394
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	25	2,860
Ventas, Inc. (Equity Real Estate Investment Trusts)	216	6,988
VeriSign, Inc.* (IT Services)	30	6,285
Verisk Analytics, Inc. - Class A (Professional Services)	31	4,738
Verizon Communications, Inc. (Diversified Telecommunication Services)	2,433	139,776
VF Corp. (Textiles, Apparel & Luxury Goods)	91	5,287
ViacomCBS, Inc. - Class B (Media)	314	5,420
Vornado Realty Trust (Equity Real Estate Investment Trusts)	94	4,119
W.R. Berkley Corp. (Insurance)	86	4,644
W.W. Grainger, Inc. (Trading Companies & Distributors)	25	6,890
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	436	18,874
Walmart, Inc. (Food & Staples Retailing)	836	101,616
Waste Management, Inc. (Commercial Services & Supplies)	96	9,602
Waters Corp.* (Life Sciences Tools & Services)	17	3,179
WEC Energy Group, Inc. (Multi-Utilities)	183	16,571
Wells Fargo & Co. (Banks)	2,259	65,624
Welltower, Inc. (Equity Real Estate Investment Trusts)	238	12,193
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	173	7,972
Westinghouse Air Brake Technologies Corp. (Machinery)	108	6,093
WestRock Co. (Containers & Packaging)	145	4,668
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	436	9,535
Whirlpool Corp. (Household Durables)	40	4,470
Willis Towers Watson PLC (Insurance)	40	7,132
Xcel Energy, Inc. (Electric Utilities)	309	19,640
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	53	4,632
Xylem, Inc. (Machinery)	45	3,236
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	124	14,843
Zions Bancorp (Banks)	99	3,129
TOTAL COMMON STOCKS (Cost $5,138,304)		6,065,969

	Principal Amount	Value
Repurchase Agreements(b) (0.5%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $30,000	$30,000	$30,000
TOTAL REPURCHASE AGREEMENTS (Cost $30,000)		30,000

	Shares	Value
Collateral for Securities Loaned (0.2%)
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.27%(c)	1,717	$1,717
Fidelity Investments Money Market Government Portfolio-Class I, 1.26%(c)	24	24
Invesco Government & Agency Portfolio-Institutional Shares, 0.28%(c)	22	22
JPMorgan U.S. Government Money Market Fund-Capital Shares, 0.30%(c)	10,989	10,989
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $12,752)		12,752

TOTAL INVESTMENT SECURITIES (Cost $5,181,056) - 99.9%		6,108,721
Net other assets (liabilities) - 0.1%		5,577

NET ASSETS - 100.0%		$6,114,298

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2020. The total value of securities on loan as of April 30, 2020 was $12,037.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2020.

Large-Cap Value ProFund invested in the following industries as of April 30, 2020:

	Value	% of Net Assets
Aerospace & Defense	$75,330	1.2%
Air Freight & Logistics	47,941	0.8%
Airlines	26,412	0.4%
Auto Components	13,583	0.2%
Automobiles	29,916	0.5%
Banks	478,781	7.6%
Beverages	144,249	2.4%
Biotechnology	177,539	2.9%
Building Products	25,348	0.4%
Capital Markets	186,575	3.1%
Chemicals	100,181	1.6%
Commercial Services & Supplies	16,497	0.3%
Communications Equipment	115,010	1.9%
Construction & Engineering	8,412	0.1%
Consumer Finance	35,579	0.6%
Containers & Packaging	34,049	0.6%
Distributors	8,804	0.2%
Diversified Consumer Services	1,881	NM
Diversified Financial Services	215,839	3.5%
Diversified Telecommunication Services	276,535	4.5%
Electric Utilities	249,487	4.1%
Electrical Equipment	35,332	0.6%
Electronic Equipment, Instruments & Components	16,101	0.3%
Energy Equipment & Services	29,404	0.5%
Entertainment	83,206	1.4%
Equity Real Estate Investment Trusts	193,020	3.2%
Food & Staples Retailing	178,503	2.9%
Food Products	142,536	2.3%
Gas Utilities	6,934	0.1%
Health Care Equipment & Supplies	250,795	4.1%
Health Care Providers & Services	422,557	6.9%
Health Care Technology	4,510	0.1%
Hotels, Restaurants & Leisure	66,204	1.1%
Household Durables	19,798	0.3%
Household Products	124,433	2.0%
Independent Power and Renewable Electricity Producers	5,154	0.1%
Industrial Conglomerates	118,697	1.9%
Insurance	210,399	3.4%
Interactive Media & Services	13,221	0.2%
Internet & Direct Marketing Retail	5,749	0.1%
IT Services	211,820	3.5%
Leisure Products	5,488	0.1%
Life Sciences Tools & Services	33,745	0.6%
Machinery	102,031	1.7%
Media	80,915	1.3%
Metals & Mining	39,198	0.6%
Multiline Retail	25,509	0.4%
Multi-Utilities	137,483	2.3%
Oil, Gas & Consumable Fuels	337,546	5.5%
Personal Products	458	NM
Pharmaceuticals	430,149	7.0%
Professional Services	19,447	0.3%
Road & Rail	53,042	0.9%
Semiconductors & Semiconductor Equipment	103,540	1.7%
Software	34,820	0.6%
Specialty Retail	82,271	1.4%
Technology Hardware, Storage & Peripherals	34,853	0.6%
Textiles, Apparel & Luxury Goods	38,223	0.6%
Tobacco	64,457	1.1%
Trading Companies & Distributors	10,512	0.2%
Water Utilities	6,206	0.1%
Wireless Telecommunication Services	19,755	0.3%
Other **	48,329	0.8%
Total	$6,114,298	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Mid-Cap ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2020 (unaudited)

	Shares	Value
Common Stocks (60.0%)
Aaron’s, Inc. (Specialty Retail)	328	$10,466
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	432	10,372
ACI Worldwide, Inc.* (Software)	564	15,454
Acuity Brands, Inc. (Electrical Equipment)	192	16,625
Adient PLC* (Auto Components)	420	6,292
Adtalem Global Education, Inc.* (Diversified Consumer Services)	264	8,387
AECOM* (Construction & Engineering)	765	27,738
Affiliated Managers Group, Inc. (Capital Markets)	239	16,720
AGCO Corp. (Machinery)	304	16,063
Alleghany Corp. (Insurance)	70	37,359
Allegheny Technologies, Inc.* (Metals & Mining)	611	4,589
ALLETE, Inc. (Electric Utilities)	252	14,505
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	785	5,103
AMC Networks, Inc.* - Class A (Media)	215	5,128
Amedisys, Inc.* (Health Care Providers & Services)	157	28,913
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	670	23,644
American Eagle Outfitters, Inc. (Specialty Retail)	770	6,122
American Financial Group, Inc. (Insurance)	365	24,178
Antero Midstream Corp.(a) (Oil, Gas & Consumable Fuels)	1,443	6,854
Apergy Corp.*(a) (Energy Equipment & Services)	374	3,445
AptarGroup, Inc. (Containers & Packaging)	311	33,302
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	397	24,979
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	487	16,767
ASGN, Inc.* (Professional Services)	258	11,984
Ashland Global Holdings, Inc. (Chemicals)	293	18,075
Associated Banc-Corp. (Banks)	772	10,916
AutoNation, Inc.* (Specialty Retail)	287	10,688
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	234	7,266
Avis Budget Group, Inc.* (Road & Rail)	276	4,548
Avnet, Inc. (Electronic Equipment, Instruments & Components)	492	14,770
Axon Enterprise, Inc.* (Aerospace & Defense)	289	21,013
BancorpSouth Bank (Banks)	464	10,157
Bank of Hawaii Corp. (Banks)	196	13,363
Bank OZK (Banks)	587	13,278
Bed Bath & Beyond, Inc.(a) (Specialty Retail)	610	3,776
Belden, Inc. (Electronic Equipment, Instruments & Components)	189	6,462
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	107	47,091
Bio-Techne Corp. (Life Sciences Tools & Services)	187	42,075
BJ’s Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	593	15,602
Black Hills Corp. (Multi-Utilities)	299	18,520
Blackbaud, Inc. (Software)	239	13,207
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	389	6,492
Brighthouse Financial, Inc.* (Insurance)	532	13,678
Brinker International, Inc. (Hotels, Restaurants & Leisure)	183	4,260
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,447	16,568
Brown & Brown, Inc. (Insurance)	1,141	40,972
Brunswick Corp. (Leisure Products)	397	18,945
Cable One, Inc. (Media)	25	47,821
Cabot Corp. (Chemicals)	277	9,388
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	142	17,401
CACI International, Inc.* - Class A (IT Services)	121	30,266
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	2,716	26,237
Camden Property Trust (Equity Real Estate Investment Trusts)	472	41,570
Cantel Medical Corp. (Health Care Equipment & Supplies)	184	6,808
Carlisle Cos., Inc. (Industrial Conglomerates)	277	33,506
Carpenter Technology Corp. (Metals & Mining)	233	5,166
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	215	16,813
Casey’s General Stores, Inc. (Food & Staples Retailing)	179	27,102
Catalent, Inc.* (Pharmaceuticals)	755	52,208
Cathay General Bancorp (Banks)	369	10,302
CDK Global, Inc. (Software)	594	23,332
Ceridian HCM Holding, Inc.* (Software)	492	29,013
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	238	34,431
Chemed Corp. (Health Care Providers & Services)	78	32,492
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	156	11,708
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	174	17,438
Ciena Corp.* (Communications Equipment)	755	34,920
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	496	12,608
Cinemark Holdings, Inc. (Entertainment)	517	7,383
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	281	21,244
CIT Group, Inc. (Banks)	462	8,769
Clean Harbors, Inc.* (Commercial Services & Supplies)	250	13,358
CNO Financial Group, Inc. (Insurance)	732	10,292
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	905	9,593
Cognex Corp. (Electronic Equipment, Instruments & Components)	834	46,069
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	118	15,089
Colfax Corp.* (Machinery)	407	10,497
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	142	10,350

	Shares	Value
Common Stocks, continued
Commerce Bancshares, Inc. (Banks)	504	$30,839
Commercial Metals Co. (Metals & Mining)	576	9,181
CommVault Systems, Inc.* (Software)	205	8,751
Compass Minerals International, Inc. (Metals & Mining)	165	8,111
Corecivic, Inc. (Equity Real Estate Investment Trusts)	576	7,557
CoreLogic, Inc. (IT Services)	386	14,830
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	185	22,420
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	546	14,425
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	714	21,541
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	118	11,493
Crane Co. (Machinery)	249	13,558
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	523	22,557
Cullen/Frost Bankers, Inc. (Banks)	278	19,977
Curtiss-Wright Corp. (Aerospace & Defense)	208	21,559
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	552	38,723
Dana, Inc. (Auto Components)	696	8,004
Darling Ingredients, Inc.* (Food Products)	799	16,451
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	137	20,380
Delphi Technologies PLC* (Auto Components)	415	4,146
Deluxe Corp. (Commercial Services & Supplies)	205	5,775
Dick’s Sporting Goods, Inc. (Specialty Retail)	311	9,140
Dillard’s, Inc.(a) - Class A (Multiline Retail)	48	1,415
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	1,153	3,586
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	189	68,405
Domtar Corp. (Paper & Forest Products)	279	6,517
Donaldson Co., Inc. (Machinery)	615	26,955
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	804	24,514
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	405	25,450
Dycom Industries, Inc.* (Construction & Engineering)	156	5,086
Eagle Materials, Inc. (Construction Materials)	204	12,446
East West Bancorp, Inc. (Banks)	711	24,935
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	189	20,034
Eaton Vance Corp. (Capital Markets)	552	20,258
Edgewell Personal Care Co.* (Personal Products)	263	7,261
Eldorado Resorts, Inc.*(a) (Hotels, Restaurants & Leisure)	317	6,796
EMCOR Group, Inc. (Construction & Engineering)	274	17,407
Encompass Health Corp. (Health Care Providers & Services)	482	31,933
Energizer Holdings, Inc. (Household Products)	313	12,194
EnerSys (Electrical Equipment)	205	11,970
Enphase Energy, Inc.* (Electrical Equipment)	386	18,076
EPR Properties (Equity Real Estate Investment Trusts)	382	11,238
EQT Corp. (Oil, Gas & Consumable Fuels)	1,240	18,091
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	989	8,288
Essential Utilities, Inc. (Water Utilities)	1,053	44,005
Etsy, Inc.* (Internet & Direct Marketing Retail)	580	37,624
Evercore Partners, Inc. - Class A (Capital Markets)	191	9,856
Exelixis, Inc.* (Biotechnology)	1,478	36,500
F.N.B. Corp. (Banks)	1,578	12,766
FactSet Research Systems, Inc. (Capital Markets)	187	51,426
Fair Isaac Corp.* (Software)	141	49,766
Federated Hermes, Inc. - Class B (Capital Markets)	468	10,656
First American Financial Corp. (Insurance)	547	25,228
First Financial Bankshares, Inc. (Banks)	662	18,437
First Horizon National Corp. (Banks)	1,511	13,720
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	616	23,266
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	369	16,240
FirstCash, Inc. (Consumer Finance)	208	14,943
Five Below, Inc.* (Specialty Retail)	272	24,524
Flowers Foods, Inc. (Food Products)	937	20,876
Fluor Corp. (Construction & Engineering)	680	7,956
Foot Locker, Inc. (Specialty Retail)	522	13,379
FTI Consulting, Inc.* (Professional Services)	185	23,562
Fulton Financial Corp. (Banks)	797	9,317
GATX Corp. (Trading Companies & Distributors)	172	10,200
Generac Holdings, Inc.* (Electrical Equipment)	304	29,622
Gentex Corp. (Auto Components)	1,231	29,839
Genworth Financial, Inc.* - Class A (Insurance)	2,448	8,886
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	375	17,798
Graco, Inc. (Machinery)	811	36,219
Graham Holdings Co. - Class B (Diversified Consumer Services)	23	8,970
Grand Canyon Education, Inc.* (Diversified Consumer Services)	235	20,215
Greif, Inc. - Class A (Containers & Packaging)	128	4,338
GrubHub, Inc.* (Internet & Direct Marketing Retail)	445	21,267
Haemonetics Corp.* (Health Care Equipment & Supplies)	246	27,990
Hancock Whitney Corp. (Banks)	425	8,887

	Shares	Value
Common Stocks, continued
Hawaiian Electric Industries, Inc. (Electric Utilities)	531	$20,959
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	653	19,192
Healthcare Services Group, Inc. (Commercial Services & Supplies)	359	9,151
HealthEquity, Inc.* (Health Care Providers & Services)	346	19,469
Helen of Troy, Ltd.* (Household Durables)	122	20,041
Herman Miller, Inc. (Commercial Services & Supplies)	287	6,469
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	504	19,560
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	325	36,559
HNI Corp. (Commercial Services & Supplies)	208	5,063
Home BancShares, Inc. (Banks)	755	11,574
Hubbell, Inc. (Electrical Equipment)	267	33,223
ICU Medical, Inc.* (Health Care Equipment & Supplies)	93	20,396
IDACORP, Inc. (Electric Utilities)	246	22,578
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	425	14,629
Ingevity Corp.* (Chemicals)	204	10,592
Ingredion, Inc. (Food Products)	325	26,391
Insperity, Inc. (Professional Services)	185	8,826
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	348	17,765
Interactive Brokers Group, Inc. - Class A (Capital Markets)	372	15,252
InterDigital, Inc. (Communications Equipment)	151	8,723
International Bancshares Corp. (Banks)	279	8,088
ITT, Inc. (Machinery)	428	22,564
j2 Global, Inc. (Software)	225	18,144
Jabil, Inc. (Electronic Equipment, Instruments & Components)	678	19,282
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	116	6,995
Janus Henderson Group PLC (Capital Markets)	757	13,550
JBG Smith Properties (Equity Real Estate Investment Trusts)	575	19,521
Jefferies Financial Group, Inc. (Diversified Financial Services)	1,166	15,998
JetBlue Airways Corp.* (Airlines)	1,405	13,685
John Wiley & Sons, Inc. - Class A (Media)	214	8,036
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	252	26,606
KAR Auction Services, Inc. (Commercial Services & Supplies)	625	9,363
KB Home (Household Durables)	418	10,968
KBR, Inc. (IT Services)	691	14,000
Kemper Corp. (Insurance)	304	20,435
Kennametal, Inc. (Machinery)	403	10,321
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	477	29,698
Kirby Corp.* (Marine)	291	15,545
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	599	22,271
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	420	24,213
Lancaster Colony Corp. (Food Products)	98	13,194
Landstar System, Inc. (Road & Rail)	192	19,836
Lear Corp. (Auto Components)	269	26,268
Legg Mason, Inc. (Capital Markets)	397	19,783
LendingTree, Inc.* (Thrifts & Mortgage Finance)	40	9,975
Lennox International, Inc. (Building Products)	171	31,923
LHC Group, Inc.* (Health Care Providers & Services)	145	18,849
Life Storage, Inc. (Equity Real Estate Investment Trusts)	228	19,971
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	79	7,787
Lincoln Electric Holdings, Inc. (Machinery)	298	23,992
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	118	17,138
LivaNova PLC* (Health Care Equipment & Supplies)	237	12,589
LiveRamp Holdings, Inc.* (IT Services)	331	12,532
LogMeIn, Inc. (Software)	238	20,339
Louisiana-Pacific Corp. (Paper & Forest Products)	572	11,440
Lumentum Holdings, Inc.* (Communications Equipment)	376	30,422
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	438	7,091
Manhattan Associates, Inc.* (Software)	311	22,062
ManpowerGroup, Inc. (Professional Services)	288	21,381
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	184	15,272
Masimo Corp.* (Health Care Equipment & Supplies)	239	51,124
MasTec, Inc.* (Construction & Engineering)	293	10,519
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	529	3,724
Mattel, Inc.* (Leisure Products)	1,685	14,693
MAXIMUS, Inc. (IT Services)	312	21,004
MDU Resources Group, Inc. (Multi-Utilities)	976	21,921
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	2,520	43,194
MEDNAX, Inc.* (Health Care Providers & Services)	409	5,939
Mercury General Corp. (Insurance)	132	5,407
Mercury Systems, Inc.* (Aerospace & Defense)	272	24,252
Minerals Technologies, Inc. (Chemicals)	171	7,531
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	267	26,761
Molina Healthcare, Inc.* (Health Care Providers & Services)	304	49,847
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	196	39,182
MSA Safety, Inc. (Commercial Services & Supplies)	174	19,580

	Shares	Value
Common Stocks, continued
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	219	$13,061
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	723	8,575
Murphy USA, Inc.* (Specialty Retail)	141	15,059
National Fuel Gas Co. (Gas Utilities)	420	17,220
National Instruments Corp. (Electronic Equipment, Instruments & Components)	575	22,092
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	838	27,352
Navient Corp. (Consumer Finance)	828	6,309
NCR Corp.* (Technology Hardware, Storage & Peripherals)	620	12,722
Nektar Therapeutics* (Pharmaceuticals)	855	16,416
NetScout Systems, Inc.* (Communications Equipment)	321	8,500
New Jersey Resources Corp. (Gas Utilities)	465	15,708
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,271	24,663
NewMarket Corp. (Chemicals)	38	15,635
Nordson Corp. (Machinery)	250	40,228
NorthWestern Corp. (Multi-Utilities)	246	14,192
NOW, Inc.* (Trading Companies & Distributors)	524	3,233
Nu Skin Enterprises, Inc. - Class A (Personal Products)	269	7,858
NuVasive, Inc.* (Health Care Equipment & Supplies)	254	15,464
nVent Electric PLC (Electrical Equipment)	757	14,118
OGE Energy Corp. (Electric Utilities)	977	30,794
O-I Glass, Inc. (Containers & Packaging)	755	6,221
Old Republic International Corp. (Insurance)	1,387	22,123
Olin Corp. (Chemicals)	772	10,306
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	268	18,200
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,067	31,103
ONE Gas, Inc. (Gas Utilities)	258	20,565
Oshkosh Corp. (Machinery)	332	22,420
Owens Corning (Building Products)	530	22,981
PacWest Bancorp (Banks)	584	11,820
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	107	7,695
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,164	11,070
Patterson Cos., Inc. (Health Care Providers & Services)	418	7,641
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	941	3,472
Paylocity Holding Corp.* (Software)	174	19,928
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	494	5,632
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	635	7,518
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	531	9,462
Penumbra, Inc.* (Health Care Equipment & Supplies)	156	27,662
Perspecta, Inc. (IT Services)	668	14,409
Pilgrim’s Pride Corp.* (Food Products)	253	5,566
Pinnacle Financial Partners, Inc. (Banks)	352	14,168
PNM Resources, Inc. (Electric Utilities)	389	15,751
Polaris, Inc. (Leisure Products)	281	19,931
PolyOne Corp. (Chemicals)	439	10,224
Pool Corp. (Distributors)	195	41,274
Post Holdings, Inc.* (Food Products)	325	29,852
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	328	11,516
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	308	29,722
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	245	9,969
Primerica, Inc. (Insurance)	201	20,886
Prosperity Bancshares, Inc. (Banks)	459	27,508
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	98	12,651
PTC, Inc.* (Software)	508	35,180
Rayonier, Inc. (Equity Real Estate Investment Trusts)	629	15,115
Regal Beloit Corp. (Electrical Equipment)	201	14,273
Reinsurance Group of America, Inc. (Insurance)	304	31,822
Reliance Steel & Aluminum Co. (Metals & Mining)	325	29,114
RenaissanceRe Holdings, Ltd. (Insurance)	215	31,392
Repligen Corp.* (Biotechnology)	229	26,598
Resideo Technologies, Inc.* (Building Products)	594	3,047
RH* (Specialty Retail)	79	11,359
RLI Corp. (Insurance)	195	14,202
Royal Gold, Inc. (Metals & Mining)	321	39,331
RPM International, Inc. (Chemicals)	631	41,904
Ryder System, Inc. (Road & Rail)	260	9,204
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,000	12,820
Sabre Corp. (IT Services)	1,333	9,691
Sally Beauty Holdings, Inc.* (Specialty Retail)	562	5,457
Sanderson Farms, Inc. (Food Products)	94	12,797
Science Applications International Corp. (IT Services)	239	19,517
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	262	3,304
SEI Investments Co. (Capital Markets)	615	31,340
Selective Insurance Group, Inc. (Insurance)	289	14,488
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	322	14,567
Sensient Technologies Corp. (Chemicals)	205	9,797
Service Corp. International (Diversified Consumer Services)	892	32,772
Service Properties Trust (Equity Real Estate Investment Trusts)	799	5,537
Signature Bank (Banks)	264	28,296
Silgan Holdings, Inc. (Containers & Packaging)	379	13,076
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	210	20,416
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	384	7,684

	Shares	Value
Common Stocks, continued
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	653	$18,402
SLM Corp. (Consumer Finance)	2,052	17,114
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	237	26,447
Sonoco Products Co. (Containers & Packaging)	487	23,785
Southwest Gas Holdings, Inc. (Gas Utilities)	267	20,239
Spire, Inc. (Gas Utilities)	249	18,167
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	486	14,949
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	574	11,928
Steel Dynamics, Inc. (Metals & Mining)	1,050	25,484
Stericycle, Inc.* (Commercial Services & Supplies)	444	21,666
Sterling Bancorp (Banks)	981	12,096
Stifel Financial Corp. (Capital Markets)	335	14,834
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	164	10,724
Syneos Health, Inc.* (Life Sciences Tools & Services)	304	16,960
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	201	17,600
Synovus Financial Corp. (Banks)	712	14,959
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	298	12,844
Taylor Morrison Home Corp.* (Household Durables)	643	9,356
TCF Financial Corp. (Banks)	748	22,208
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	172	24,190
TEGNA, Inc. (Media)	1,053	11,288
Teledyne Technologies, Inc.* (Aerospace & Defense)	177	57,644
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	477	9,359
Tempur Sealy International, Inc.* (Household Durables)	221	11,879
Tenet Healthcare Corp.* (Health Care Providers & Services)	507	10,231
Teradata Corp.* (IT Services)	547	13,451
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	818	51,157
Terex Corp. (Machinery)	317	4,815
Tetra Tech, Inc. (Commercial Services & Supplies)	267	20,100
Texas Capital Bancshares, Inc.* (Banks)	245	6,806
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	318	14,975
The Boston Beer Co., Inc.* - Class A (Beverages)	44	20,526
The Brink’s Co. (Commercial Services & Supplies)	243	12,422
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	199	4,436
The Chemours Co. (Chemicals)	792	9,290
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	590	7,481
The Goodyear Tire & Rubber Co. (Auto Components)	1,128	8,088
The Hain Celestial Group, Inc.* (Food Products)	392	10,129
The Hanover Insurance Group, Inc. (Insurance)	192	19,273
The Macerich Co.(a) (Equity Real Estate Investment Trusts)	534	3,989
The New York Times Co. - Class A (Media)	701	22,796
The Scotts Miracle-Gro Co. - Class A (Chemicals)	192	23,814
The Timken Co. (Machinery)	331	12,439
The Toro Co. (Machinery)	518	33,054
The Wendy’s Co. (Hotels, Restaurants & Leisure)	896	17,795
Thor Industries, Inc. (Automobiles)	269	17,808
Toll Brothers, Inc. (Household Durables)	589	14,148
Tootsie Roll Industries, Inc. (Food Products)	83	2,916
Transocean, Ltd.*(a) (Energy Equipment & Services)	2,799	3,583
TreeHouse Foods, Inc.* (Food Products)	274	14,174
Trex Co., Inc.* (Building Products)	284	27,042
TRI Pointe Group, Inc.* (Household Durables)	674	7,738
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	1,215	42,075
Trinity Industries, Inc. (Machinery)	477	9,201
TripAdvisor, Inc. (Interactive Media & Services)	512	10,225
Trustmark Corp. (Banks)	312	8,302
Tyler Technologies, Inc.* (Software)	189	60,611
UGI Corp. (Gas Utilities)	1,019	30,753
UMB Financial Corp. (Banks)	209	10,626
Umpqua Holdings Corp. (Banks)	1,069	13,389
United Bankshares, Inc. (Banks)	496	14,860
United States Steel Corp.(a) (Metals & Mining)	823	6,321
United Therapeutics Corp.* (Biotechnology)	214	23,446
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	205	30,775
Urban Edge Properties (Equity Real Estate Investment Trusts)	556	6,394
Urban Outfitters, Inc.* (Specialty Retail)	342	5,930
Valley National Bancorp (Banks)	1,904	15,917
Valmont Industries, Inc. (Construction & Engineering)	104	12,193
Valvoline, Inc. (Chemicals)	916	15,746
ViaSat, Inc.* (Communications Equipment)	281	11,914
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	642	10,651
Visteon Corp.* (Auto Components)	137	8,261
Washington Federal, Inc. (Thrifts & Mortgage Finance)	381	10,188
Watsco, Inc. (Trading Companies & Distributors)	160	25,758
Webster Financial Corp. (Banks)	447	12,628
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	589	10,714
Werner Enterprises, Inc. (Road & Rail)	215	8,626

	Shares	Value
Common Stocks, continued
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	361	$68,323
WEX, Inc.* (IT Services)	210	27,787
Williams-Sonoma, Inc. (Specialty Retail)	379	23,437
Wintrust Financial Corp. (Banks)	278	11,648
Woodward, Inc. (Machinery)	274	16,593
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	319	7,975
World Wrestling Entertainment, Inc. - Class A (Entertainment)	231	10,272
Worthington Industries, Inc. (Metals & Mining)	180	4,759
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,024	12,407
WW International, Inc.* (Diversified Consumer Services)	225	5,740
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	442	11,302
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	464	17,497
XPO Logistics, Inc.* (Air Freight & Logistics)	450	30,033
Yelp, Inc.* (Interactive Media & Services)	309	6,906
TOTAL COMMON STOCKS (Cost $6,543,210)		7,133,979

	Principal Amount	Value
Repurchase Agreements(b)(c) (41.1%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $4,888,001	$4,888,000	$4,888,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,888,000)		4,888,000

	Shares	Value
Collateral for Securities Loaned (0.2%)
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.27%(d)	3,748	$3,748
Fidelity Investments Money Market Government Portfolio-Class I, 1.26%(d)	53	53
Invesco Government & Agency Portfolio-Institutional Shares, 0.28%(d)	48	48
JPMorgan U.S. Government Money Market Fund-Capital Shares, 0.30%(d)	23,991	23,991
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $27,840)		27,840

TOTAL INVESTMENT SECURITIES (Cost $11,459,050) - 101.3%		12,049,819
Net other assets (liabilities) - (1.3)%		(151,369)

NET ASSETS - 100.0%		$11,898,450

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2020. The total value of securities on loan as of April 30, 2020 was $23,200.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $613,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2020.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	2	6/22/20	$328,340	$68,656

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	5/27/20	0 .58%	$2,248,096	$(25,606)
S&P MidCap 400	UBS AG	5/27/20	0 .48%	2,237,691	(55,311)
				$4,485,787	$(80,917)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Mid-Cap ProFund invested in the following industries as of April 30, 2020:

	Value	% of Net Assets
Aerospace & Defense	$124,467	1.0%
Air Freight & Logistics	30,033	0.3%
Airlines	13,685	0.1%
Auto Components	90,898	0.8%
Automobiles	17,808	0.1%
Banks	450,557	3.8%
Beverages	20,526	0.2%
Biotechnology	111,098	0.9%
Building Products	84,993	0.7%
Capital Markets	203,675	1.7%
Chemicals	182,302	1.5%
Commercial Services & Supplies	122,947	1.0%
Communications Equipment	94,479	0.8%
Construction & Engineering	80,899	0.7%
Construction Materials	12,446	0.1%
Consumer Finance	38,366	0.3%
Containers & Packaging	80,722	0.7%
Distributors	41,274	0.3%
Diversified Consumer Services	76,084	0.6%
Diversified Financial Services	15,997	0.1%
Electric Utilities	104,587	0.9%
Electrical Equipment	137,907	1.2%
Electronic Equipment, Instruments & Components	275,026	2.3%
Energy Equipment & Services	10,500	0.1%
Entertainment	17,655	0.1%
Equity Real Estate Investment Trusts	642,579	5.4%
Food & Staples Retailing	54,632	0.5%
Food Products	152,345	1.3%
Gas Utilities	122,652	1.0%
Health Care Equipment & Supplies	309,744	2.6%
Health Care Providers & Services	215,686	1.8%
Health Care Technology	5,102	NM
Hotels, Restaurants & Leisure	294,697	2.5%
Household Durables	74,130	0.6%
Household Products	12,194	0.1%
Industrial Conglomerates	33,506	0.3%
Insurance	340,622	2.9%
Interactive Media & Services	17,131	0.1%
Internet & Direct Marketing Retail	58,891	0.5%
IT Services	177,487	1.5%
Leisure Products	53,569	0.5%
Life Sciences Tools & Services	170,279	1.4%
Machinery	298,920	2.5%
Marine	15,545	0.1%
Media	95,070	0.8%
Metals & Mining	132,056	1.1%
Multiline Retail	19,615	0.2%
Multi-Utilities	54,633	0.5%
Oil, Gas & Consumable Fuels	93,748	0.8%
Paper & Forest Products	17,957	0.2%
Personal Products	15,119	0.1%
Pharmaceuticals	78,593	0.7%
Professional Services	65,753	0.6%
Real Estate Management & Development	26,606	0.2%
Road & Rail	64,485	0.5%
Semiconductors & Semiconductor Equipment	297,471	2.5%
Software	315,786	2.7%
Specialty Retail	139,336	1.2%
Technology Hardware, Storage & Peripherals	12,722	0.1%
Textiles, Apparel & Luxury Goods	65,945	0.6%
Thrifts & Mortgage Finance	44,826	0.4%
Trading Companies & Distributors	52,252	0.4%
Water Utilities	44,005	0.4%
Wireless Telecommunication Services	9,359	0.1%
Other **	4,764,471	40.0%
Total	$11,898,450	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Mid-Cap Growth ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2020 (unaudited)

	Shares	Value
Common Stocks (100.0%)
Aaron’s, Inc. (Specialty Retail)	433	$13,817
ACI Worldwide, Inc.* (Software)	1,306	35,784
AGCO Corp. (Machinery)	376	19,868
Alleghany Corp. (Insurance)	78	41,629
Allegheny Technologies, Inc.* (Metals & Mining)	694	5,212
Amedisys, Inc.* (Health Care Providers & Services)	364	67,034
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	746	26,326
AptarGroup, Inc. (Containers & Packaging)	437	46,793
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,126	38,768
ASGN, Inc.* (Professional Services)	364	16,908
Axon Enterprise, Inc.* (Aerospace & Defense)	667	48,498
Bank of Hawaii Corp. (Banks)	264	18,000
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	172	75,697
Bio-Techne Corp. (Life Sciences Tools & Services)	433	97,425
Black Hills Corp. (Multi-Utilities)	325	20,131
Blackbaud, Inc. (Software)	558	30,835
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	899	15,004
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,881	21,537
Brown & Brown, Inc. (Insurance)	2,644	94,947
Brunswick Corp. (Leisure Products)	454	21,665
Cable One, Inc. (Media)	59	112,859
Cabot Corp. (Chemicals)	292	9,896
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	329	40,316
CACI International, Inc.* - Class A (IT Services)	286	71,540
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	6,301	60,868
Camden Property Trust (Equity Real Estate Investment Trusts)	603	53,106
Cantel Medical Corp. (Health Care Equipment & Supplies)	237	8,769
Carlisle Cos., Inc. (Industrial Conglomerates)	639	77,293
Carpenter Technology Corp. (Metals & Mining)	298	6,607
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	309	24,164
Casey’s General Stores, Inc. (Food & Staples Retailing)	417	63,138
Catalent, Inc.* (Pharmaceuticals)	1,747	120,805
CDK Global, Inc. (Software)	836	32,838
Ceridian HCM Holding, Inc.* (Software)	684	40,335
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	547	79,134
Chemed Corp. (Health Care Providers & Services)	177	73,733
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	363	27,243
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	396	39,687
Ciena Corp.* (Communications Equipment)	1,086	50,228
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	632	16,065
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	650	49,140
CIT Group, Inc. (Banks)	509	9,661
Clean Harbors, Inc.* (Commercial Services & Supplies)	575	30,722
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,926	106,393
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	271	34,653
Colfax Corp.* (Machinery)	425	10,961
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	205	14,942
Commerce Bancshares, Inc. (Banks)	646	39,528
CommVault Systems, Inc.* (Software)	233	9,947
Compass Minerals International, Inc. (Metals & Mining)	280	13,765
CoreLogic, Inc. (IT Services)	403	15,483
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	431	52,233
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	587	15,509
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,658	50,022
Curtiss-Wright Corp. (Aerospace & Defense)	354	36,692
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	830	58,225
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	314	46,711
Deluxe Corp. (Commercial Services & Supplies)	217	6,113
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	440	159,250
Donaldson Co., Inc. (Machinery)	915	40,104
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,172	35,734
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	935	58,755
Eagle Materials, Inc. (Construction Materials)	470	28,675
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	437	46,322
Eaton Vance Corp. (Capital Markets)	908	33,324
Eldorado Resorts, Inc.*(a) (Hotels, Restaurants & Leisure)	736	15,780
EMCOR Group, Inc. (Construction & Engineering)	290	18,424
Encompass Health Corp. (Health Care Providers & Services)	523	34,649
Energizer Holdings, Inc. (Household Products)	732	28,519
Enphase Energy, Inc.* (Electrical Equipment)	642	30,065
EPR Properties (Equity Real Estate Investment Trusts)	394	11,591
Essential Utilities, Inc. (Water Utilities)	1,343	56,124
Etsy, Inc.* (Internet & Direct Marketing Retail)	1,344	87,186

	Shares	Value
Common Stocks, continued
Evercore Partners, Inc. - Class A (Capital Markets)	308	$15,893
Exelixis, Inc.* (Biotechnology)	3,433	84,779
FactSet Research Systems, Inc. (Capital Markets)	433	119,074
Fair Isaac Corp.* (Software)	326	115,058
Federated Hermes, Inc. - Class B (Capital Markets)	769	17,510
First Financial Bankshares, Inc. (Banks)	981	27,321
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	947	35,768
FirstCash, Inc. (Consumer Finance)	309	22,198
Five Below, Inc.* (Specialty Retail)	627	56,530
FTI Consulting, Inc.* (Professional Services)	428	54,510
Generac Holdings, Inc.* (Electrical Equipment)	705	68,695
Gentex Corp. (Auto Components)	2,860	69,327
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	870	41,290
Graco, Inc. (Machinery)	1,888	84,318
GrubHub, Inc.* (Internet & Direct Marketing Retail)	575	27,479
Haemonetics Corp.* (Health Care Equipment & Supplies)	368	41,871
Hawaiian Electric Industries, Inc. (Electric Utilities)	593	23,406
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	695	20,426
HealthEquity, Inc.* (Health Care Providers & Services)	799	44,960
Helen of Troy, Ltd.* (Household Durables)	168	27,599
Herman Miller, Inc. (Commercial Services & Supplies)	663	14,944
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	584	22,665
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	417	46,908
Hubbell, Inc. (Electrical Equipment)	617	76,773
ICU Medical, Inc.* (Health Care Equipment & Supplies)	220	48,248
IDACORP, Inc. (Electric Utilities)	255	23,404
Ingevity Corp.* (Chemicals)	468	24,299
Insperity, Inc. (Professional Services)	238	11,355
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	801	40,891
ITT, Inc. (Machinery)	657	34,637
j2 Global, Inc. (Software)	523	42,175
Jabil, Inc. (Electronic Equipment, Instruments & Components)	1,576	44,821
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	131	7,899
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	282	29,774
KB Home (Household Durables)	441	11,572
KBR, Inc. (IT Services)	1,602	32,457
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	657	40,905
Kirby Corp.* (Marine)	354	18,911
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	1,385	51,494
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	592	34,129
Lancaster Colony Corp. (Food Products)	105	14,136
Landstar System, Inc. (Road & Rail)	302	31,200
LendingTree, Inc.* (Thrifts & Mortgage Finance)	87	21,695
Lennox International, Inc. (Building Products)	260	48,537
LHC Group, Inc.* (Health Care Providers & Services)	334	43,417
Life Storage, Inc. (Equity Real Estate Investment Trusts)	320	28,029
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	183	18,038
Lincoln Electric Holdings, Inc. (Machinery)	692	55,713
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	172	24,981
LivaNova PLC* (Health Care Equipment & Supplies)	282	14,980
LiveRamp Holdings, Inc.* (IT Services)	305	11,547
LogMeIn, Inc. (Software)	354	30,253
Louisiana-Pacific Corp. (Paper & Forest Products)	954	19,080
Lumentum Holdings, Inc.* (Communications Equipment)	872	70,553
Manhattan Associates, Inc.* (Software)	723	51,290
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	428	35,524
Masimo Corp.* (Health Care Equipment & Supplies)	556	118,934
MasTec, Inc.* (Construction & Engineering)	683	24,519
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,229	8,652
MAXIMUS, Inc. (IT Services)	400	26,928
MDU Resources Group, Inc. (Multi-Utilities)	951	21,359
MEDNAX, Inc.* (Health Care Providers & Services)	366	5,314
Mercury Systems, Inc.* (Aerospace & Defense)	627	55,903
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	621	62,243
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	452	90,359
MSA Safety, Inc. (Commercial Services & Supplies)	255	28,695
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	751	8,907
Murphy USA, Inc.* (Specialty Retail)	326	34,817
National Instruments Corp. (Electronic Equipment, Instruments & Components)	631	24,243
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,065	34,762
NCR Corp.* (Technology Hardware, Storage & Peripherals)	617	12,661
Nektar Therapeutics* (Pharmaceuticals)	630	12,096
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,640	28,671
NewMarket Corp. (Chemicals)	56	23,041
Nordson Corp. (Machinery)	575	92,523

	Shares	Value
Common Stocks, continued
NuVasive, Inc.* (Health Care Equipment & Supplies)	383	$23,317
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	344	23,361
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,107	32,269
ONE Gas, Inc. (Gas Utilities)	299	23,833
Oshkosh Corp. (Machinery)	450	30,389
Owens Corning (Building Products)	652	28,271
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	162	11,651
Paylocity Holding Corp.* (Software)	402	46,041
Penumbra, Inc.* (Health Care Equipment & Supplies)	364	64,544
Perspecta, Inc. (IT Services)	1,554	33,520
Pilgrim’s Pride Corp.* (Food Products)	382	8,404
PNM Resources, Inc. (Electric Utilities)	449	18,180
Polaris, Inc. (Leisure Products)	650	46,104
Pool Corp. (Distributors)	450	95,247
Post Holdings, Inc.* (Food Products)	347	31,871
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	354	12,429
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	715	68,998
Primerica, Inc. (Insurance)	465	48,318
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	232	29,949
PTC, Inc.* (Software)	614	42,520
Rayonier, Inc. (Equity Real Estate Investment Trusts)	614	14,754
Reliance Steel & Aluminum Co. (Metals & Mining)	749	67,095
RenaissanceRe Holdings, Ltd. (Insurance)	500	73,005
Repligen Corp.* (Biotechnology)	529	61,443
RH* (Specialty Retail)	181	26,024
RLI Corp. (Insurance)	286	20,829
Royal Gold, Inc. (Metals & Mining)	742	90,916
RPM International, Inc. (Chemicals)	879	58,374
Sabre Corp. (IT Services)	1,484	10,789
Sanderson Farms, Inc. (Food Products)	227	30,904
Science Applications International Corp. (IT Services)	249	20,333
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	610	7,692
SEI Investments Co. (Capital Markets)	1,426	72,669
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	380	17,191
Service Corp. International (Diversified Consumer Services)	1,054	38,724
Silgan Holdings, Inc. (Containers & Packaging)	525	18,113
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	496	48,221
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	439	8,784
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,516	42,721
SLM Corp. (Consumer Finance)	2,384	19,883
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	547	61,040
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	475	14,611
Steel Dynamics, Inc. (Metals & Mining)	1,191	28,906
Stericycle, Inc.* (Commercial Services & Supplies)	451	22,009
Stifel Financial Corp. (Capital Markets)	378	16,738
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	233	15,236
Syneos Health, Inc.* (Life Sciences Tools & Services)	705	39,332
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	296	12,758
Teledyne Technologies, Inc.* (Aerospace & Defense)	413	134,502
Tempur Sealy International, Inc.* (Household Durables)	516	27,735
Teradata Corp.* (IT Services)	499	12,270
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,894	118,451
Tetra Tech, Inc. (Commercial Services & Supplies)	621	46,749
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	376	17,706
The Boston Beer Co., Inc.* - Class A (Beverages)	98	45,718
The Brink’s Co. (Commercial Services & Supplies)	564	28,832
The New York Times Co. - Class A (Media)	1,069	34,764
The Scotts Miracle-Gro Co. - Class A (Chemicals)	447	55,441
The Timken Co. (Machinery)	766	28,786
The Toro Co. (Machinery)	1,203	76,763
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,205	23,931
Toll Brothers, Inc. (Household Durables)	686	16,478
Tootsie Roll Industries, Inc. (Food Products)	83	2,916
Trex Co., Inc.* (Building Products)	655	62,369
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	2,815	97,483
Tyler Technologies, Inc.* (Software)	440	141,104
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	479	71,907
Urban Edge Properties (Equity Real Estate Investment Trusts)	594	6,831
Valmont Industries, Inc. (Construction & Engineering)	111	13,014
Valvoline, Inc. (Chemicals)	1,146	19,700
ViaSat, Inc.* (Communications Equipment)	334	14,162
Visteon Corp.* (Auto Components)	227	13,688
Washington Federal, Inc. (Thrifts & Mortgage Finance)	560	14,974
Watsco, Inc. (Trading Companies & Distributors)	184	29,622
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	602	10,950
Werner Enterprises, Inc. (Road & Rail)	227	9,107
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	834	157,844

	Shares	Value
Common Stocks, continued
WEX, Inc.* (IT Services)	493	$65,234
Williams-Sonoma, Inc. (Specialty Retail)	607	37,537
Woodward, Inc. (Machinery)	639	38,698
World Wrestling Entertainment, Inc. - Class A (Entertainment)	305	13,563
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,706	28,848
WW International, Inc.* (Diversified Consumer Services)	278	7,092
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	437	11,174
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	1,078	40,651
Yelp, Inc.* (Interactive Media & Services)	723	16,159
TOTAL COMMON STOCKS (Cost $8,206,668)		9,210,640

	Principal Amount	Value
Repurchase Agreements(b) (1.1%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $105,000	$105,000	$105,000
TOTAL REPURCHASE AGREEMENTS (Cost $105,000)		105,000

	Shares	Value
Collateral for Securities Loaned (0.1%)
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.27%(c)	1,454	$1,454
Fidelity Investments Money Market Government Portfolio-Class I, 1.26%(c)	20	20
Invesco Government & Agency Portfolio-Institutional Shares, 0.28%(c)	19	19
JPMorgan U.S. Government Money Market Fund-Capital Shares, 0.30%(c)	9,304	9,304
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $10,797)		10,797

TOTAL INVESTMENT SECURITIES (Cost $8,322,465) - 101.2%		9,326,437
Net other assets (liabilities) - (1.2)%		(106,733)

NET ASSETS - 100.0%		$9,219,704

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2020. The total value of securities on loan as of April 30, 2020 was $9,026.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2020.

Mid-Cap Growth ProFund invested in the following industries as of April 30, 2020:

	Value	% of Net Assets
Aerospace & Defense	$275,595	3.0%
Auto Components	83,014	0.9%
Banks	94,510	1.0%
Beverages	45,718	0.5%
Biotechnology	203,028	2.2%
Building Products	139,177	1.5%
Capital Markets	275,208	3.0%
Chemicals	190,751	2.1%
Commercial Services & Supplies	178,064	1.9%
Communications Equipment	134,943	1.5%
Construction & Engineering	55,957	0.6%
Construction Materials	28,675	0.3%
Consumer Finance	42,081	0.5%
Containers & Packaging	64,906	0.7%
Distributors	95,247	1.0%
Diversified Consumer Services	45,816	0.5%
Electric Utilities	64,990	0.7%
Electrical Equipment	175,533	1.9%
Electronic Equipment, Instruments & Components	332,574	3.6%
Entertainment	13,563	0.2%
Equity Real Estate Investment Trusts	721,840	7.8%
Food & Staples Retailing	63,138	0.7%
Food Products	88,232	1.0%
Gas Utilities	23,833	0.3%
Health Care Equipment & Supplies	607,596	6.6%
Health Care Providers & Services	269,107	2.9%
Hotels, Restaurants & Leisure	541,600	5.9%
Household Durables	83,384	0.9%
Household Products	28,519	0.3%
Industrial Conglomerates	77,293	0.8%
Insurance	278,728	3.0%
Interactive Media & Services	16,159	0.2%
Internet & Direct Marketing Retail	114,664	1.3%
IT Services	300,101	3.3%
Leisure Products	67,769	0.7%
Life Sciences Tools & Services	360,586	3.9%
Machinery	512,760	5.6%
Marine	18,911	0.2%
Media	147,623	1.6%
Metals & Mining	212,502	2.3%
Multiline Retail	23,361	0.3%
Multi-Utilities	41,490	0.5%
Oil, Gas & Consumable Fuels	62,472	0.7%
Paper & Forest Products	19,080	0.2%
Pharmaceuticals	132,901	1.4%
Professional Services	82,773	0.9%
Real Estate Management & Development	29,773	0.3%
Road & Rail	91,801	1.0%
Semiconductors & Semiconductor Equipment	574,104	6.2%
Software	618,180	6.7%
Specialty Retail	168,725	1.8%
Technology Hardware, Storage & Peripherals	12,661	0.1%
Textiles, Apparel & Luxury Goods	128,538	1.4%
Thrifts & Mortgage Finance	65,340	0.7%
Trading Companies & Distributors	29,622	0.3%
Water Utilities	56,124	0.6%
Other **	9,064	NM
Total	$9,219,704	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Mid-Cap Value ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2020 (unaudited)

	Shares	Value
Common Stocks (100.7%)
Aaron’s, Inc. (Specialty Retail)	202	$6,446
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	603	14,478
Acuity Brands, Inc. (Electrical Equipment)	266	23,033
Adient PLC* (Auto Components)	591	8,853
Adtalem Global Education, Inc.* (Diversified Consumer Services)	371	11,787
AECOM* (Construction & Engineering)	1,067	38,690
Affiliated Managers Group, Inc. (Capital Markets)	333	23,297
AGCO Corp. (Machinery)	202	10,674
Alleghany Corp. (Insurance)	48	25,618
Allegheny Technologies, Inc.* (Metals & Mining)	437	3,282
ALLETE, Inc. (Electric Utilities)	351	20,204
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,102	7,163
AMC Networks, Inc.* - Class A (Media)	297	7,083
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	481	16,974
American Eagle Outfitters, Inc. (Specialty Retail)	1,073	8,530
American Financial Group, Inc. (Insurance)	506	33,517
Antero Midstream Corp.(a) (Oil, Gas & Consumable Fuels)	2,005	9,524
Apergy Corp.*(a) (Energy Equipment & Services)	524	4,826
AptarGroup, Inc. (Containers & Packaging)	174	18,632
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	552	34,731
ASGN, Inc.* (Professional Services)	143	6,642
Ashland Global Holdings, Inc. (Chemicals)	407	25,109
Associated Banc-Corp. (Banks)	1,081	15,285
AutoNation, Inc.* (Specialty Retail)	399	14,859
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	323	10,029
Avis Budget Group, Inc.* (Road & Rail)	383	6,312
Avnet, Inc. (Electronic Equipment, Instruments & Components)	687	20,624
BancorpSouth Bank (Banks)	653	14,294
Bank of Hawaii Corp. (Banks)	119	8,113
Bank OZK (Banks)	818	18,503
Bed Bath & Beyond, Inc.(a) (Specialty Retail)	858	5,311
Belden, Inc. (Electronic Equipment, Instruments & Components)	261	8,924
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	41	18,044
BJ’s Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	829	21,811
Black Hills Corp. (Multi-Utilities)	220	13,627
Brighthouse Financial, Inc.* (Insurance)	735	18,897
Brinker International, Inc. (Hotels, Restaurants & Leisure)	251	5,843
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	880	10,076
Brunswick Corp. (Leisure Products)	281	13,409
Cabot Corp. (Chemicals)	209	7,083
Camden Property Trust (Equity Real Estate Investment Trusts)	297	26,157
Cantel Medical Corp. (Health Care Equipment & Supplies)	112	4,144
Carpenter Technology Corp. (Metals & Mining)	146	3,237
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	112	8,759
Cathay General Bancorp (Banks)	512	14,295
CDK Global, Inc. (Software)	319	12,530
Ceridian HCM Holding, Inc.* (Software)	270	15,922
Ciena Corp.* (Communications Equipment)	399	18,454
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	436	11,083
Cinemark Holdings, Inc. (Entertainment)	719	10,268
CIT Group, Inc. (Banks)	345	6,548
CNO Financial Group, Inc. (Insurance)	1,025	14,412
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,257	13,324
Colfax Corp.* (Machinery)	310	7,995
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	78	5,685
Commerce Bancshares, Inc. (Banks)	317	19,397
Commercial Metals Co. (Metals & Mining)	802	12,784
CommVault Systems, Inc.* (Software)	146	6,233
Compass Minerals International, Inc. (Metals & Mining)	59	2,900
Corecivic, Inc. (Equity Real Estate Investment Trusts)	804	10,548
CoreLogic, Inc. (IT Services)	297	11,411
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	413	10,911
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	161	15,681
Crane Co. (Machinery)	349	19,004
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	728	31,398
Cullen/Frost Bankers, Inc. (Banks)	386	27,738
Curtiss-Wright Corp. (Aerospace & Defense)	80	8,292
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	266	18,660
Dana, Inc. (Auto Components)	971	11,167
Darling Ingredients, Inc.* (Food Products)	1,109	22,834
Delphi Technologies PLC* (Auto Components)	585	5,844
Deluxe Corp. (Commercial Services & Supplies)	159	4,479
Dick’s Sporting Goods, Inc. (Specialty Retail)	429	12,608
Dillard’s, Inc.(a) - Class A (Multiline Retail)	66	1,946
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	1,595	4,960
Domtar Corp. (Paper & Forest Products)	392	9,157
Donaldson Co., Inc. (Machinery)	303	13,280
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	413	12,592
Dycom Industries, Inc.* (Construction & Engineering)	209	6,813
East West Bancorp, Inc. (Banks)	995	34,895
Eaton Vance Corp. (Capital Markets)	220	8,074
Edgewell Personal Care Co.* (Personal Products)	371	10,243

	Shares	Value
Common Stocks, continued
EMCOR Group, Inc. (Construction & Engineering)	209	$13,278
Encompass Health Corp. (Health Care Providers & Services)	353	23,387
EnerSys (Electrical Equipment)	283	16,524
Enphase Energy, Inc.* (Electrical Equipment)	151	7,071
EPR Properties (Equity Real Estate Investment Trusts)	297	8,738
EQT Corp. (Oil, Gas & Consumable Fuels)	1,724	25,152
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,374	11,514
Essential Utilities, Inc. (Water Utilities)	656	27,414
Evercore Partners, Inc. - Class A (Capital Markets)	80	4,128
F.N.B. Corp. (Banks)	2,198	17,782
Federated Hermes, Inc. - Class B (Capital Markets)	191	4,349
First American Financial Corp. (Insurance)	757	34,913
First Financial Bankshares, Inc. (Banks)	333	9,274
First Horizon National Corp. (Banks)	2,105	19,113
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	288	10,878
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	515	22,665
FirstCash, Inc. (Consumer Finance)	102	7,328
Flowers Foods, Inc. (Food Products)	1,302	29,009
Fluor Corp. (Construction & Engineering)	944	11,045
Foot Locker, Inc. (Specialty Retail)	723	18,531
Fulton Financial Corp. (Banks)	1,114	13,023
GATX Corp. (Trading Companies & Distributors)	236	13,995
Genworth Financial, Inc.* - Class A (Insurance)	3,407	12,367
Graham Holdings Co. - Class B (Diversified Consumer Services)	29	11,310
Grand Canyon Education, Inc.* (Diversified Consumer Services)	328	28,214
Greif, Inc. - Class A (Containers & Packaging)	177	5,999
GrubHub, Inc.* (Internet & Direct Marketing Retail)	270	12,903
Haemonetics Corp.* (Health Care Equipment & Supplies)	130	14,791
Hancock Whitney Corp. (Banks)	592	12,379
Hawaiian Electric Industries, Inc. (Electric Utilities)	386	15,235
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	492	14,460
Healthcare Services Group, Inc. (Commercial Services & Supplies)	497	12,669
Helen of Troy, Ltd.* (Household Durables)	68	11,171
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	351	13,622
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	204	22,949
HNI Corp. (Commercial Services & Supplies)	286	6,961
Home BancShares, Inc. (Banks)	1,052	16,127
IDACORP, Inc. (Electric Utilities)	181	16,612
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	592	20,377
Ingredion, Inc. (Food Products)	453	36,783
Insperity, Inc. (Professional Services)	112	5,344
Interactive Brokers Group, Inc. - Class A (Capital Markets)	517	21,197
InterDigital, Inc. (Communications Equipment)	209	12,074
International Bancshares Corp. (Banks)	395	11,451
ITT, Inc. (Machinery)	202	10,649
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	80	4,824
Janus Henderson Group PLC (Capital Markets)	1,056	18,902
JBG Smith Properties (Equity Real Estate Investment Trusts)	800	27,160
Jefferies Financial Group, Inc. (Diversified Financial Services)	1,622	22,254
JetBlue Airways Corp.* (Airlines)	1,951	19,003
John Wiley & Sons, Inc. - Class A (Media)	297	11,152
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	179	18,899
KAR Auction Services, Inc. (Commercial Services & Supplies)	871	13,048
KB Home (Household Durables)	310	8,134
Kemper Corp. (Insurance)	429	28,837
Kennametal, Inc. (Machinery)	563	14,418
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	261	16,250
Kirby Corp.* (Marine)	196	10,470
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	227	13,087
Lancaster Colony Corp. (Food Products)	66	8,886
Landstar System, Inc. (Road & Rail)	84	8,678
Lear Corp. (Auto Components)	376	36,716
Legg Mason, Inc. (Capital Markets)	552	27,507
Lennox International, Inc. (Building Products)	80	14,934
Life Storage, Inc. (Equity Real Estate Investment Trusts)	130	11,387
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	57	8,279
LivaNova PLC* (Health Care Equipment & Supplies)	161	8,552
LiveRamp Holdings, Inc.* (IT Services)	274	10,374
LogMeIn, Inc. (Software)	125	10,683
Louisiana-Pacific Corp. (Paper & Forest Products)	220	4,400
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	610	9,876
ManpowerGroup, Inc. (Professional Services)	399	29,622
Mattel, Inc.* (Leisure Products)	2,344	20,440
MAXIMUS, Inc. (IT Services)	202	13,599
MDU Resources Group, Inc. (Multi-Utilities)	782	17,564
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	3,504	60,059
MEDNAX, Inc.* (Health Care Providers & Services)	345	5,009

	Shares	Value
Common Stocks, continued
Mercury General Corp. (Insurance)	179	$7,332
Minerals Technologies, Inc. (Chemicals)	233	10,261
Molina Healthcare, Inc.* (Health Care Providers & Services)	431	70,672
MSA Safety, Inc. (Commercial Services & Supplies)	84	9,453
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	303	18,071
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	551	6,535
National Fuel Gas Co. (Gas Utilities)	586	24,026
National Instruments Corp. (Electronic Equipment, Instruments & Components)	429	16,482
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	519	16,940
Navient Corp. (Consumer Finance)	1,157	8,816
NCR Corp.* (Technology Hardware, Storage & Peripherals)	492	10,096
Nektar Therapeutics* (Pharmaceuticals)	809	15,532
NetScout Systems, Inc.* (Communications Equipment)	445	11,784
New Jersey Resources Corp. (Gas Utilities)	649	21,923
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,576	17,116
NewMarket Corp. (Chemicals)	18	7,406
NorthWestern Corp. (Multi-Utilities)	340	19,614
NOW, Inc.* (Trading Companies & Distributors)	732	4,516
Nu Skin Enterprises, Inc. - Class A (Personal Products)	381	11,129
NuVasive, Inc.* (Health Care Equipment & Supplies)	130	7,914
nVent Electric PLC (Electrical Equipment)	1,057	19,713
OGE Energy Corp. (Electric Utilities)	1,351	42,584
O-I Glass, Inc. (Containers & Packaging)	1,048	8,636
Old Republic International Corp. (Insurance)	1,935	30,863
Olin Corp. (Chemicals)	1,078	14,391
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	161	10,933
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	811	23,641
ONE Gas, Inc. (Gas Utilities)	179	14,268
Oshkosh Corp. (Machinery)	191	12,898
Owens Corning (Building Products)	349	15,133
PacWest Bancorp (Banks)	814	16,475
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	52	3,740
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,616	15,368
Patterson Cos., Inc. (Health Care Providers & Services)	583	10,657
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,301	4,801
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	689	7,855
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	878	10,396
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	735	13,098
Pilgrim’s Pride Corp.* (Food Products)	130	2,860
Pinnacle Financial Partners, Inc. (Banks)	486	19,562
PNM Resources, Inc. (Electric Utilities)	266	10,770
PolyOne Corp. (Chemicals)	608	14,160
Post Holdings, Inc.* (Food Products)	240	22,044
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	242	8,497
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	340	13,835
Prosperity Bancshares, Inc. (Banks)	638	38,234
PTC, Inc.* (Software)	333	23,060
Rayonier, Inc. (Equity Real Estate Investment Trusts)	503	12,087
Regal Beloit Corp. (Electrical Equipment)	277	19,670
Reinsurance Group of America, Inc. (Insurance)	429	44,908
Resideo Technologies, Inc.* (Building Products)	825	4,232
RLI Corp. (Insurance)	93	6,773
RPM International, Inc. (Chemicals)	351	23,310
Ryder System, Inc. (Road & Rail)	365	12,921
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,387	17,781
Sabre Corp. (IT Services)	957	6,957
Sally Beauty Holdings, Inc.* (Specialty Retail)	783	7,603
Science Applications International Corp. (IT Services)	179	14,617
Selective Insurance Group, Inc. (Insurance)	399	20,002
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	220	9,953
Sensient Technologies Corp. (Chemicals)	283	13,525
Service Corp. International (Diversified Consumer Services)	608	22,338
Service Properties Trust (Equity Real Estate Investment Trusts)	1,109	7,685
Signature Bank (Banks)	371	39,763
Silgan Holdings, Inc. (Containers & Packaging)	209	7,211
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	263	5,263
SLM Corp. (Consumer Finance)	1,426	11,893
Sonoco Products Co. (Containers & Packaging)	680	33,210
Southwest Gas Holdings, Inc. (Gas Utilities)	376	28,501
Spire, Inc. (Gas Utilities)	349	25,463
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	395	12,150
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	800	16,624
Steel Dynamics, Inc. (Metals & Mining)	741	17,984
Stericycle, Inc.* (Commercial Services & Supplies)	349	17,030
Sterling Bancorp (Banks)	1,360	16,769
Stifel Financial Corp. (Capital Markets)	233	10,317
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	84	5,493
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	277	24,254
Synovus Financial Corp. (Banks)	995	20,905

	Shares	Value
Common Stocks, continued
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	233	$10,042
Taylor Morrison Home Corp.* (Household Durables)	889	12,935
TCF Financial Corp. (Banks)	1,037	30,789
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	240	33,753
TEGNA, Inc. (Media)	1,465	15,705
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	658	12,910
Tenet Healthcare Corp.* (Health Care Providers & Services)	699	14,106
Teradata Corp.* (IT Services)	465	11,434
Terex Corp. (Machinery)	442	6,714
Texas Capital Bancshares, Inc.* (Banks)	340	9,445
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	218	10,266
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	277	6,174
The Chemours Co. (Chemicals)	1,103	12,938
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	821	10,410
The Goodyear Tire & Rubber Co. (Auto Components)	1,569	11,250
The Hain Celestial Group, Inc.* (Food Products)	547	14,134
The Hanover Insurance Group, Inc. (Insurance)	263	26,400
The Macerich Co.(a) (Equity Real Estate Investment Trusts)	745	5,565
The New York Times Co. - Class A (Media)	333	10,829
The Wendy’s Co. (Hotels, Restaurants & Leisure)	522	10,367
Thor Industries, Inc. (Automobiles)	376	24,891
Toll Brothers, Inc. (Household Durables)	399	9,584
Tootsie Roll Industries, Inc. (Food Products)	59	2,073
Transocean, Ltd.*(a) (Energy Equipment & Services)	3,871	4,955
TreeHouse Foods, Inc.* (Food Products)	383	19,813
TRI Pointe Group, Inc.* (Household Durables)	944	10,837
Trinity Industries, Inc. (Machinery)	662	12,770
TripAdvisor, Inc. (Interactive Media & Services)	715	14,279
Trustmark Corp. (Banks)	433	11,522
UGI Corp. (Gas Utilities)	1,413	42,645
UMB Financial Corp. (Banks)	288	14,642
Umpqua Holdings Corp. (Banks)	1,487	18,625
United Bankshares, Inc. (Banks)	687	20,583
United States Steel Corp.(a) (Metals & Mining)	1,151	8,840
United Therapeutics Corp.* (Biotechnology)	297	32,539
Urban Edge Properties (Equity Real Estate Investment Trusts)	419	4,819
Urban Outfitters, Inc.* (Specialty Retail)	473	8,202
Valley National Bancorp (Banks)	2,652	22,171
Valmont Industries, Inc. (Construction & Engineering)	80	9,379
Valvoline, Inc. (Chemicals)	592	10,176
ViaSat, Inc.* (Communications Equipment)	196	8,310
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	898	14,898
Visteon Corp.* (Auto Components)	52	3,136
Washington Federal, Inc. (Thrifts & Mortgage Finance)	202	5,401
Watsco, Inc. (Trading Companies & Distributors)	112	18,031
Webster Financial Corp. (Banks)	622	17,572
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	456	8,295
Werner Enterprises, Inc. (Road & Rail)	161	6,459
Williams-Sonoma, Inc. (Specialty Retail)	161	9,956
Wintrust Financial Corp. (Banks)	392	16,425
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	440	11,000
World Wrestling Entertainment, Inc. - Class A (Entertainment)	143	6,359
Worthington Industries, Inc. (Metals & Mining)	251	6,636
WW International, Inc.* (Diversified Consumer Services)	150	3,827
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	351	8,975
XPO Logistics, Inc.* (Air Freight & Logistics)	624	41,646
TOTAL COMMON STOCKS (Cost $4,376,743)		4,392,276

	Principal Amount	Value
Repurchase Agreements(b) (0.5%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $20,000	$20,000	$20,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,000)		20,000

	Shares	Value
Collateral for Securities Loaned (0.4%)
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.27%(c)	2,287	$2,287
Fidelity Investments Money Market Government Portfolio-Class I, 1.26%(c)	32	32
Invesco Government & Agency Portfolio-Institutional Shares, 0.28%(c)	29	29
JPMorgan U.S. Government Money Market Fund-Capital Shares, 0.30%(c)	14,641	14,641
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $16,989)		16,989

TOTAL INVESTMENT SECURITIES (Cost $4,413,732) - 101.6%		4,429,265
Net other assets (liabilities) - (1.6)%		(70,990)

NET ASSETS - 100.0%		$4,358,275

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2020. The total value of securities on loan as of April 30, 2020 was $14,459.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2020.

Mid-Cap Value ProFund invested in the following industries as of April 30, 2020:

	Value	% of Net Assets
Aerospace & Defense	$8,292	0.2%
Air Freight & Logistics	41,646	1.0%
Airlines	19,003	0.4%
Auto Components	76,966	1.8%
Automobiles	24,891	0.6%
Banks	571,700	12.9%
Biotechnology	32,539	0.7%
Building Products	34,299	0.8%
Capital Markets	117,771	2.7%
Chemicals	138,359	3.2%
Commercial Services & Supplies	63,640	1.5%
Communications Equipment	50,622	1.2%
Construction & Engineering	79,205	1.8%
Consumer Finance	28,037	0.6%
Containers & Packaging	73,688	1.7%
Diversified Consumer Services	77,476	1.8%
Diversified Financial Services	22,254	0.5%
Electric Utilities	105,405	2.4%
Electrical Equipment	86,011	2.0%
Electronic Equipment, Instruments & Components	182,322	4.2%
Energy Equipment & Services	14,582	0.3%
Entertainment	16,626	0.4%
Equity Real Estate Investment Trusts	460,071	10.6%
Food & Staples Retailing	38,435	0.9%
Food Products	158,436	3.6%
Gas Utilities	156,825	3.6%
Health Care Equipment & Supplies	68,379	1.6%
Health Care Providers & Services	138,308	3.2%
Health Care Technology	7,163	0.2%
Hotels, Restaurants & Leisure	84,231	1.9%
Household Durables	52,661	1.2%
Insurance	304,839	7.0%
Interactive Media & Services	14,279	0.3%
Internet & Direct Marketing Retail	12,903	0.3%
IT Services	68,392	1.6%
Leisure Products	33,849	0.8%
Life Sciences Tools & Services	18,044	0.4%
Machinery	108,402	2.5%
Marine	10,470	0.2%
Media	44,770	1.0%
Metals & Mining	55,663	1.3%
Multiline Retail	12,879	0.3%
Multi-Utilities	50,805	1.2%
Oil, Gas & Consumable Fuels	95,988	2.2%
Paper & Forest Products	13,557	0.3%
Personal Products	21,372	0.5%
Pharmaceuticals	29,367	0.7%
Professional Services	41,608	1.0%
Real Estate Management & Development	18,899	0.4%
Road & Rail	34,370	0.8%
Semiconductors & Semiconductor Equipment	69,509	1.6%
Software	68,428	1.6%
Specialty Retail	92,046	2.1%
Technology Hardware, Storage & Peripherals	10,096	0.2%
Textiles, Apparel & Luxury Goods	14,444	0.3%
Thrifts & Mortgage Finance	22,517	0.5%
Trading Companies & Distributors	54,613	1.2%
Water Utilities	27,414	0.6%
Wireless Telecommunication Services	12,910	0.3%
Other **	(34,001)	(0.7)%
Total	$4,358,275	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Nasdaq-100 ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2020 (unaudited)

	Shares	Value
Common Stocks (37.1%)
Activision Blizzard, Inc. (Entertainment)	4,089	$260,592
Adobe, Inc.* (Software)	2,569	908,501
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	6,217	325,709
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,177	126,492
Align Technology, Inc.* (Health Care Equipment & Supplies)	419	90,022
Alphabet, Inc.* - Class A (Interactive Media & Services)	1,434	1,931,168
Alphabet, Inc.* - Class C (Interactive Media & Services)	1,421	1,916,446
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,074	5,131,075
Amgen, Inc. (Biotechnology)	3,135	749,954
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,957	214,487
ANSYS, Inc.* (Software)	457	119,656
Apple, Inc. (Technology Hardware, Storage & Peripherals)	18,233	5,356,855
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,881	242,488
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	393	113,353
Autodesk, Inc.* (Software)	1,167	218,381
Automatic Data Processing, Inc. (IT Services)	2,295	336,654
Baidu, Inc.*ADR (Interactive Media & Services)	1,470	148,367
Biogen, Inc.* (Biotechnology)	925	274,568
BioMarin Pharmaceutical, Inc.* (Biotechnology)	956	87,971
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	218	322,763
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,123	576,649
Cadence Design Systems, Inc.* (Software)	1,489	120,803
CDW Corp. (Electronic Equipment, Instruments & Components)	759	84,097
Cerner Corp. (Health Care Technology)	1,658	115,049
Charter Communications, Inc.* - Class A (Media)	1,116	552,677
Check Point Software Technologies, Ltd.* (Software)	773	81,737
Cintas Corp. (Commercial Services & Supplies)	551	122,228
Cisco Systems, Inc. (Communications Equipment)	22,543	955,372
Citrix Systems, Inc. (Software)	650	94,257
Cognizant Technology Solutions Corp. - Class A (IT Services)	2,916	169,186
Comcast Corp. - Class A (Media)	24,152	908,840
Copart, Inc.* (Commercial Services & Supplies)	1,242	99,497
CoStar Group, Inc.* (Professional Services)	195	126,411
Costco Wholesale Corp. (Food & Staples Retailing)	2,348	711,444
CSX Corp. (Road & Rail)	4,113	272,405
DexCom, Inc.* (Health Care Equipment & Supplies)	487	163,242
Dollar Tree, Inc.* (Multiline Retail)	1,258	100,225
eBay, Inc. (Internet & Direct Marketing Retail)	4,232	168,561
Electronic Arts, Inc.* (Entertainment)	1,540	175,960
Exelon Corp. (Electric Utilities)	5,179	192,037
Expedia Group, Inc. (Internet & Direct Marketing Retail)	715	50,751
Facebook, Inc.* - Class A (Interactive Media & Services)	10,025	2,052,218
Fastenal Co. (Trading Companies & Distributors)	3,053	110,580
Fiserv, Inc.* (IT Services)	3,610	372,047
Fox Corp. - Class A (Media)	1,833	47,420
Fox Corp. - Class B (Media)	1,393	35,605
Gilead Sciences, Inc. (Biotechnology)	6,717	564,228
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	454	126,030
Illumina, Inc.* (Life Sciences Tools & Services)	781	249,162
Incyte Corp.* (Biotechnology)	1,152	112,504
Intel Corp. (Semiconductors & Semiconductor Equipment)	22,735	1,363,645
Intuit, Inc. (Software)	1,385	373,687
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	617	315,214
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	4,927	212,354
KLA Corp. (Semiconductors & Semiconductor Equipment)	833	136,687
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	774	197,587
Liberty Global PLC* - Class A (Media)	965	18,740
Liberty Global PLC* - Class C (Media)	2,333	42,717
Lululemon Athletica, Inc.*(a) (Textiles, Apparel & Luxury Goods)	656	146,603
Marriott International, Inc.(a) - Class A (Hotels, Restaurants & Leisure)	1,723	156,690
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,432	78,731
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	264	154,047
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,273	111,680
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	5,905	282,790
Microsoft Corp. (Software)	31,695	5,680,061
Mondelez International, Inc. - Class A (Food Products)	7,617	391,819
Monster Beverage Corp.* (Beverages)	2,854	176,406
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,176	51,474
NetEase, Inc.ADR (Entertainment)	388	133,844
Netflix, Inc.* (Entertainment)	2,333	979,511
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,253	950,787
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,487	148,061

	Shares	Value
Common Stocks, continued
O’Reilly Automotive, Inc.* (Specialty Retail)	398	$153,763
PACCAR, Inc. (Machinery)	1,841	127,452
Paychex, Inc. (IT Services)	1,905	130,531
PayPal Holdings, Inc.* (IT Services)	6,235	766,904
PepsiCo, Inc. (Beverages)	7,386	977,093
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	6,076	477,999
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	575	302,381
Ross Stores, Inc. (Specialty Retail)	1,908	174,315
Seattle Genetics, Inc.* (Biotechnology)	916	125,703
Sirius XM Holdings, Inc.(a) (Media)	23,463	138,666
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	904	93,908
Splunk, Inc.* (Software)	829	116,358
Starbucks Corp. (Hotels, Restaurants & Leisure)	6,239	478,718
Synopsys, Inc.* (Software)	799	125,539
Take-Two Interactive Software, Inc.* (Entertainment)	603	72,993
Tesla, Inc.* (Automobiles)	979	765,461
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,965	576,288
The Kraft Heinz Co. (Food Products)	6,492	196,902
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	4,555	399,929
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	2,780	71,613
Ulta Beauty, Inc.* (Specialty Retail)	304	66,248
United Airlines Holdings , Inc.* (Airlines)	1,318	38,986
VeriSign, Inc.* (IT Services)	619	129,674
Verisk Analytics, Inc. - Class A (Professional Services)	867	132,503
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,378	346,154
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	4,709	203,853
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,589	73,221
Workday, Inc.* - Class A (Software)	888	136,663
Xcel Energy, Inc. (Electric Utilities)	2,789	177,269
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,323	115,630
Zoom Video Communications, Inc.* - Class A (Software)	594	80,291
TOTAL COMMON STOCKS (Cost $11,732,734)		48,262,867

	Principal Amount	Value
Repurchase Agreements(b)(c) (39.7%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $51,667,015	$51,667,000	$51,667,000
TOTAL REPURCHASE AGREEMENTS (Cost $51,667,000)		51,667,000

	Shares	Value
Collateral for Securities Loaned (0.3%)
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.27%(d)	58,858	$58,858
Fidelity Investments Money Market Government Portfolio-Class I, 1.26%(d)	824	824
Invesco Government & Agency Portfolio-Institutional Shares, 0.28%(d)	754	754
JPMorgan U.S. Government Money Market Fund-Capital Shares, 0.30%(d)	376,742	376,742
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $437,178)		437,178

TOTAL INVESTMENT SECURITIES (Cost $63,836,912) - 77.1%		100,367,045
Net other assets (liabilities) - 22.9%		29,791,830

NET ASSETS - 100.0%		$130,158,875

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2020. The total value of securities on loan as of April 30, 2020 was $394,868.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $8,930,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2020.
NYS	New York Shares
ADR	American Depositary Receipt

Nasdaq-100 ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2020 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	14	6/22/20	$2,514,960	$560,061

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	5/27/20	0 .68%	$2,356,874	$391,414
Nasdaq-100 Index	UBS AG	5/27/20	0 .93%	77,256,469	864,603
				$79,613,343	$1,256,017

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Nasdaq-100 ProFund invested in the following industries as of April 30, 2020:

	Value	% of Net Assets
Airlines	$38,986	NM
Automobiles	765,461	0.6%
Beverages	1,153,500	0.9%
Biotechnology	2,689,955	2.1%
Commercial Services & Supplies	221,725	0.2%
Communications Equipment	955,372	0.7%
Electric Utilities	369,306	0.3%
Electronic Equipment, Instruments & Components	84,097	0.1%
Entertainment	1,622,900	1.2%
Food & Staples Retailing	915,297	0.7%
Food Products	588,721	0.5%
Health Care Equipment & Supplies	694,508	0.5%
Health Care Technology	115,049	0.1%
Hotels, Restaurants & Leisure	635,408	0.5%
Interactive Media & Services	6,048,198	4.6%
Internet & Direct Marketing Retail	6,111,165	4.7%
IT Services	1,904,996	1.5%
Life Sciences Tools & Services	249,162	0.2%
Machinery	127,452	0.1%
Media	1,744,665	1.3%
Multiline Retail	100,225	0.1%
Professional Services	258,914	0.2%
Road & Rail	272,404	0.2%
Semiconductors & Semiconductor Equipment	6,006,479	4.6%
Software	8,055,934	6.2%
Specialty Retail	394,326	0.3%
Technology Hardware, Storage & Peripherals	5,481,550	4.2%
Textiles, Apparel & Luxury Goods	146,603	0.1%
Trading Companies & Distributors	110,580	0.1%
Wireless Telecommunication Services	399,929	0.3%
Other **	81,896,008	62.9%
Total	$130,158,875	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Oil & Gas UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2020 (unaudited)

	Shares	Value
Common Stocks (62.5%)
Apache Corp. (Oil, Gas & Consumable Fuels)	3,998	$52,294
Apergy Corp.*(a) (Energy Equipment & Services)	824	7,589
Baker Hughes Co. - Class A (Energy Equipment & Services)	6,908	96,367
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	4,340	93,831
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,462	114,951
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	62	1,085
Chevron Corp. (Oil, Gas & Consumable Fuels)	20,104	1,849,568
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	1,081	27,479
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	2,135	121,097
ConocoPhillips (Oil, Gas & Consumable Fuels)	11,667	491,181
Continental Resources, Inc.(a) (Oil, Gas & Consumable Fuels)	911	14,931
Core Laboratories N.V.(a) (Energy Equipment & Services)	470	9,217
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	311	7,417
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	790	18,447
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	4,116	51,327
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	1,711	74,497
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	6,182	293,707
EQT Corp. (Oil, Gas & Consumable Fuels)	2,718	39,656
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	2,171	18,193
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	44,990	2,090,685
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	761	33,492
Halliburton Co. (Energy Equipment & Services)	9,335	98,017
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,153	22,795
Hess Corp. (Oil, Gas & Consumable Fuels)	2,757	134,100
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	1,578	52,137
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	20,714	315,474
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	8,510	52,081
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	6,903	221,448
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,171	8,244
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,591	18,869
National Oilwell Varco, Inc. (Energy Equipment & Services)	4,104	51,875
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	5,088	49,913
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	9,501	157,717
OGE Energy Corp. (Electric Utilities)	2,131	67,169
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	4,394	131,512
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	2,749	17,401
Parsley Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	2,991	28,265
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,077	7,664
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	1,084	12,358
Phillips 66 (Oil, Gas & Consumable Fuels)	4,725	345,728
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	1,761	157,275
Schlumberger, Ltd. (Energy Equipment & Services)	14,722	247,623
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	2,475	32,076
TechnipFMC PLC (Energy Equipment & Services)	4,472	39,846
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	12,892	249,718
Transocean, Ltd.*(a) (Energy Equipment & Services)	6,121	7,835
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	4,366	276,586
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	693	17,325
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,436	27,193
TOTAL COMMON STOCKS (Cost $5,983,537)		8,355,255

	Principal Amount	Value
Repurchase Agreements(b)(c) (25.4%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $3,389,001	$3,389,000	$3,389,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,389,000)		3,389,000

	Shares	Value
Collateral for Securities Loaned (0.2%)
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.27%(d)	3,955	$3,955
Fidelity Investments Money Market Government Portfolio-Class I, 1.26%(d)	55	55
Invesco Government & Agency Portfolio-Institutional Shares, 0.28%(d)	51	51
JPMorgan U.S. Government Money Market Fund-Capital Shares, 0.30%(d)	25,317	25,317
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $29,378)		29,378

TOTAL INVESTMENT SECURITIES (Cost $9,401,915) - 88.1%		11,773,633
Net other assets (liabilities) - 11.9%		1,589,962

NET ASSETS - 100.0%		$13,363,595

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2020. The total value of securities on loan as of April 30, 2020 was $27,668.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $2,183,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2020.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	5/26/20	0 .63%	$4,339,350	$396,030
Dow Jones U.S. Oil & Gas Index	UBS AG	5/26/20	0 .13%	7,399,699	503,508
				$11,739,049	$899,538

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Oil & Gas UltraSector ProFund invested in the following industries as of April 30, 2020:

	Value	% of Net Assets
Electric Utilities	$67,169	0.5%
Energy Equipment & Services	588,828	4.4%
Oil, Gas & Consumable Fuels	7,665,766	57.3%
Semiconductors & Semiconductor Equipment	33,492	0.3%
Other **	5,008,340	37.5%
Total	$13,363,595	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Oil Equipment & Services UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2020 (unaudited)

	Shares	Value
Common Stocks (74.5%)
Apergy Corp.*(a) (Energy Equipment & Services)	13,247	$122,005
Archrock, Inc. (Energy Equipment & Services)	21,826	104,983
Baker Hughes Co. - Class A (Energy Equipment & Services)	54,584	761,447
Cactus, Inc. - Class A (Energy Equipment & Services)	8,059	143,289
Core Laboratories N.V.(a) (Energy Equipment & Services)	7,592	148,879
DMC Global, Inc. (Machinery)	2,507	64,706
Dril-Quip, Inc.* (Energy Equipment & Services)	4,599	152,365
Frank’s International N.V.* (Energy Equipment & Services)	17,353	42,168
Halliburton Co. (Energy Equipment & Services)	22,533	236,597
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	24,171	61,394
Helmerich & Payne, Inc. (Energy Equipment & Services)	8,260	163,300
Liberty Oilfield Services, Inc. (Energy Equipment & Services)	8,822	41,640
Matrix Service Co.* (Energy Equipment & Services)	4,646	48,504
Nabors Industries, Ltd. (Energy Equipment & Services)	1,157	17,046
National Oilwell Varco, Inc. (Energy Equipment & Services)	13,412	169,528
Newpark Resources, Inc.* (Energy Equipment & Services)	15,336	23,464
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	26,959	62,545
Noble Corp. PLC* (Energy Equipment & Services)	42,614	10,994
Oceaneering International, Inc.* (Energy Equipment & Services)	16,919	86,964
Oil States International, Inc.* (Energy Equipment & Services)	10,342	35,576
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	33,270	122,766
ProPetro Holding Corp.* (Energy Equipment & Services)	14,083	59,712
Schlumberger, Ltd. (Energy Equipment & Services)	50,991	857,670
SEACOR Holdings, Inc.* (Energy Equipment & Services)	3,001	84,808
Select Energy Services, Inc.* (Energy Equipment & Services)	10,725	51,480
TechnipFMC PLC (Energy Equipment & Services)	21,073	187,760
Tidewater, Inc.* (Energy Equipment & Services)	6,708	38,638
Transocean, Ltd.*(a) (Energy Equipment & Services)	98,366	125,908
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	12,574	24,142
Valaris PLC*(a) (Energy Equipment & Services)	33,836	15,412
TOTAL COMMON STOCKS (Cost $3,453,288)		4,065,690

	Principal Amount	Value
Repurchase Agreements(b)(c) (29.9%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $1,630,000	$1,630,000	$1,630,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,630,000)		1,630,000

	Shares	Value
Collateral for Securities Loaned (5.8%)
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.27%(d)	42,478	$42,478
Fidelity Investments Money Market Government Portfolio-Class I, 1.26%(d)	595	595
Invesco Government & Agency Portfolio-Institutional Shares, 0.28%(d)	544	544
JPMorgan U.S. Government Money Market Fund-Capital Shares, 0.30%(d)	271,891	271,891
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $315,508)		315,508

TOTAL INVESTMENT SECURITIES (Cost $5,398,796) - 110.2%		6,011,198
Net other assets (liabilities) - (10.2)%		(558,172)

NET ASSETS - 100.0%		$5,453,026

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2020. The total value of securities on loan as of April 30, 2020 was $275,413.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $896,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2020.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Oil Equipment & Services Index	Goldman Sachs International	5/26/20	0 .63%	$2,871,913	$(134,115)
Dow Jones U.S. Select Oil Equipment & Services Index	UBS AG	5/26/20	0 .48%	1,235,094	(3,163)
				$4,107,007	$(137,278)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Oil Equipment & Services UltraSector ProFund invested in the following industries as of April 30, 2020:

	Value	% of Net Assets
Energy Equipment & Services	$4,000,984	73.3%
Machinery	64,706	1.2%
Other **	1,387,336	25.5%
Total	$5,453,026	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Pharmaceuticals UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2020 (unaudited)

	Shares	Value
Common Stocks (73.8%)
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	696	$10,607
Allergan PLC (Pharmaceuticals)	733	137,320
AMAG Pharmaceuticals, Inc.* (Biotechnology)	567	4,553
Amicus Therapeutics, Inc.* (Biotechnology)	4,256	50,264
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,843	6,690
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	574	9,729
Arvinas, Inc.* (Pharmaceuticals)	254	13,335
Axsome Therapeutics, Inc.* (Pharmaceuticals)	444	42,193
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,468	150,079
Cara Therapeutics, Inc.* (Biotechnology)	704	10,433
Catalent, Inc.* (Pharmaceuticals)	2,584	178,684
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,602	7,593
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,718	21,750
Elanco Animal Health, Inc.* (Pharmaceuticals)	6,606	163,234
Eli Lilly & Co. (Pharmaceuticals)	866	133,918
Endo International PLC* (Pharmaceuticals)	3,371	15,507
Horizon Therapeutics PLC* (Pharmaceuticals)	3,127	112,697
Innoviva, Inc.* (Pharmaceuticals)	1,117	15,839
Intersect ENT, Inc.* (Pharmaceuticals)	529	6,073
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	905	15,991
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	2,621	26,210
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	943	103,966
Johnson & Johnson (Pharmaceuticals)	4,595	689,434
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	158	13,221
Merck & Co., Inc. (Pharmaceuticals)	7,096	562,997
Mylan N.V.* (Pharmaceuticals)	8,618	144,524
Myokardia, Inc.* (Pharmaceuticals)	771	48,434
Omeros Corp.*(a) (Pharmaceuticals)	842	13,994
Pacira BioSciences, Inc.* (Pharmaceuticals)	697	28,779
Perrigo Co. PLC (Pharmaceuticals)	2,272	121,098
Pfizer, Inc. (Pharmaceuticals)	3,832	146,996
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	338	9,028
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	838	34,098
Reata Pharmaceuticals, Inc.* (Pharmaceuticals)	426	67,376
Revance Therapeutics, Inc.* (Pharmaceuticals)	798	14,771
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,888	5,475
TherapeuticsMD, Inc.*(a) (Pharmaceuticals)	3,713	5,867
Theravance Biopharma, Inc.* (Pharmaceuticals)	790	23,036
Tricida, Inc.* (Pharmaceuticals)	449	13,582
Vanda Pharmaceuticals, Inc.* (Biotechnology)	891	10,247
WaVe Life Sciences, Ltd.*(a) (Pharmaceuticals)	295	2,561
Zoetis, Inc. (Pharmaceuticals)	1,172	151,551
Zogenix, Inc.* (Pharmaceuticals)	844	23,826
TOTAL COMMON STOCKS (Cost $2,293,281)		3,367,560

	Principal Amount	Value
Repurchase Agreements(b)(c) (25.7%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $1,173,000	$1,173,000	$1,173,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,173,000)		1,173,000

	Shares	Value
Collateral for Securities Loaned (0.3%)
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.27%(d)	1,644	$1,644
Fidelity Investments Money Market Government Portfolio-Class I, 1.26%(d)	23	23
Invesco Government & Agency Portfolio-Institutional Shares, 0.28%(d)	21	21
JPMorgan U.S. Government Money Market Fund-Capital Shares, 0.30%(d)	10,522	10,522
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $12,210)		12,210

TOTAL INVESTMENT SECURITIES (Cost $3,478,491) - 99.8%		4,552,770
Net other assets (liabilities) - 0.2%		8,009

NET ASSETS - 100.0%		$4,560,779

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2020. The total value of securities on loan as of April 30, 2020 was $9,762.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $575,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2020.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Pharmaceuticals Index	Goldman Sachs International	5/26/20	0 .63%	$1,126,974	$25,793
Dow Jones U.S. Select Pharmaceuticals Index	UBS AG	5/26/20	0 .48%	2,360,526	46,589
				$3,487,500	$72,382

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Pharmaceuticals UltraSector ProFund invested in the following industries as of April 30, 2020:

	Value	% of Net Assets
Biotechnology	$127,996	2.8%
Pharmaceuticals	3,239,564	71.0%
Other **	1,193,219	26.2%
Total	$4,560,779	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Precious Metals UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2020 (unaudited)

	Shares	Value
Common Stocks (70.6%)
Agnico Eagle Mines, Ltd. (Metals & Mining)	24,459	$1,435,254
Alamos Gold, Inc. (Metals & Mining)	39,888	321,896
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	42,057	1,025,770
B2Gold Corp. (Metals & Mining)	104,591	529,230
Barrick Gold Corp.ADR (Metals & Mining)	181,270	4,662,264
Coeur Mining, Inc.* (Metals & Mining)	24,526	103,254
Companhia de Minas Buenaventura S.A.ADR (Metals & Mining)	22,985	172,158
Eldorado Gold Corp.* (Metals & Mining)	16,196	153,376
First Majestic Silver Corp.* (Metals & Mining)	18,172	146,648
Fortuna Silver Mines, Inc.* (Metals & Mining)	16,343	49,029
Franco-Nevada Corp. (Metals & Mining)	19,229	2,542,266
Gold Fields, Ltd.ADR (Metals & Mining)	83,768	614,857
Harmony Gold Mining Co., Ltd.*ADR (Metals & Mining)	47,271	171,121
Hecla Mining Co. (Metals & Mining)	50,525	132,881
IAMGOLD Corp.* (Metals & Mining)	47,714	167,476
Kinross Gold Corp.* (Metals & Mining)	127,802	844,771
Kirkland Lake Gold, Ltd. (Metals & Mining)	26,797	1,109,932
McEwen Mining, Inc.* (Metals & Mining)	31,792	30,613
Newmont Corp. (Metals & Mining)	83,592	4,972,053
Novagold Resources, Inc.* (Metals & Mining)	24,326	272,208
Osisko Gold Royalties, Ltd. (Metals & Mining)	14,616	133,736
Pan American Silver Corp. (Metals & Mining)	21,373	453,963
Pretium Resources, Inc.* (Metals & Mining)	18,897	144,184
Royal Gold, Inc. (Metals & Mining)	6,688	819,481
Sandstorm Gold, Ltd.* (Metals & Mining)	15,975	124,286
Seabridge Gold, Inc.*(a) (Metals & Mining)	5,099	71,284
Sibanye Stillwater, Ltd.*ADR (Metals & Mining)	54,280	432,612
SSR Mining, Inc.* (Metals & Mining)	12,541	219,342
Wheaton Precious Metals Corp. (Metals & Mining)	45,598	1,721,780
Yamana Gold, Inc. (Metals & Mining)	96,910	453,539
TOTAL COMMON STOCKS (Cost $10,085,478)		24,031,264

	Principal Amount	Value
Repurchase Agreements(b)(c) (33.3%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $11,347,003	$11,347,000	$11,347,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,347,000)		11,347,000

	Shares	Value
Collateral for Securities Loaned (0.1%)
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.27%(d)	5,759	$5,759
Fidelity Investments Money Market Government Portfolio-Class I, 1.26%(d)	80	$80
Invesco Government & Agency Portfolio-Institutional Shares, 0.28%(d)	74	$74
JPMorgan U.S. Government Money Market Fund-Capital Shares, 0.30%(d)	36,862	36,862
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $42,775)		42,775
TOTAL INVESTMENT SECURITIES (Cost $21,475,253) - 104.0%		35,421,039
Net other assets (liabilities) - (4.0)%		(1,373,086)

NET ASSETS - 100.0%		$34,047,953

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2020. The total value of securities on loan as of April 30, 2020 was $40,542.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $3,860,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2020.
ADR	American Depositary Receipt

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	5/26/20	0 .63%	$16,511,952	$(509,961)
Dow Jones Precious Metals Index	UBS AG	5/26/20	0 .88%	10,485,192	(362,248)
				$26,997,144	$(872,209)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Precious Metals UltraSector ProFund invested in the following industries as of April 30, 2020:

	Value	% of Net Assets
Metals & Mining	$24,031,264	70.6%
Other **	10,016,689	29.4%
Total	$34,047,953	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Real Estate UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2020 (unaudited)

	Shares	Value
Common Stocks (77.4%)
Acadia Realty Trust (Equity Real Estate Investment Trusts)	393	$4,869
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	2,447	30,392
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	521	81,844
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	621	21,915
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	1,153	27,833
American Tower Corp. (Equity Real Estate Investment Trusts)	2,004	476,951
Americold Realty Trust (Equity Real Estate Investment Trusts)	868	26,552
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	6,469	40,431
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	674	25,390
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	953	9,225
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	632	102,984
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	609	14,330
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	649	63,070
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	798	8,906
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,346	15,412
Camden Property Trust (Equity Real Estate Investment Trusts)	438	38,575
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,516	65,082
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	846	6,573
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	2,201	5,084
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	529	7,559
Corecivic, Inc. (Equity Real Estate Investment Trusts)	542	7,111
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	171	20,723
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	508	13,421
CoStar Group, Inc.* (Professional Services)	166	107,611
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	662	19,973
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	1,882	300,047
CubeSmart (Equity Real Estate Investment Trusts)	876	22,075
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	514	36,057
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	904	5,632
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,188	177,594
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	1,075	3,343
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	746	22,746
Duke Realty Corp. (Equity Real Estate Investment Trusts)	1,662	57,671
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	173	18,338
EPR Properties (Equity Real Estate Investment Trusts)	356	10,474
Equinix, Inc. (Equity Real Estate Investment Trusts)	386	260,627
Equity Commonwealth (Equity Real Estate Investment Trusts)	555	18,825
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	823	49,635
Equity Residential (Equity Real Estate Investment Trusts)	1,580	102,795
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	298	72,742
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	585	51,620
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	318	26,480
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	577	21,793
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	924	26,094
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	605	17,781
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	937	23,078
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	2,241	58,580
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	467	18,124
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	3,244	39,934
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	702	17,255
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	646	1,964
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	2,437	57,635
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,301	31,458
JBG Smith Properties (Equity Real Estate Investment Trusts)	535	18,163
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	232	24,495
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	442	27,519
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	1,911	20,849
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	390	22,484
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,119	11,694
Life Storage, Inc. (Equity Real Estate Investment Trusts)	208	18,219
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	410	6,638

	Shares	Value
Common Stocks, continued
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	2,341	$40,125
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	2,038	3,567
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	515	57,639
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	200	11,012
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	776	25,329
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	1,880	11,449
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	988	28,800
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	649	10,183
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	910	8,782
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,084	10,309
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	590	6,986
Physicians Realty Trust (Equity Real Estate Investment Trusts)	840	12,953
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	572	9,924
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	301	10,568
Prologis, Inc. (Equity Real Estate Investment Trusts)	3,337	297,761
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	91	11,747
Public Storage (Equity Real Estate Investment Trusts)	679	125,921
Rayonier, Inc. (Equity Real Estate Investment Trusts)	585	14,058
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,474	80,952
Regency Centers Corp.(a) (Equity Real Estate Investment Trusts)	756	33,196
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	965	5,983
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	499	20,319
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	770	7,153
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	250	8,835
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	877	11,243
SBA Communications Corp. (Equity Real Estate Investment Trusts)	508	147,279
Service Properties Trust (Equity Real Estate Investment Trusts)	744	5,156
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,387	92,610
SITE Centers Corp. (Equity Real Estate Investment Trusts)	674	4,084
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	368	19,522
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	452	13,904
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,277	16,524
STORE Capital Corp. (Equity Real Estate Investment Trusts)	967	19,408
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	418	56,179
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,017	9,346
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	275	11,853
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	552	6,999
The Howard Hughes Corp.* (Real Estate Management & Development)	195	10,561
The Macerich Co.(a) (Equity Real Estate Investment Trusts)	498	3,720
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	1,233	5,635
UDR, Inc. (Equity Real Estate Investment Trusts)	1,327	49,723
Urban Edge Properties (Equity Real Estate Investment Trusts)	522	6,003
Ventas, Inc. (Equity Real Estate Investment Trusts)	1,688	54,607
VEREIT, Inc. (Equity Real Estate Investment Trusts)	4,829	26,463
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	2,088	36,373
Vornado Realty Trust (Equity Real Estate Investment Trusts)	717	31,419
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	364	8,488
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	547	9,950
Welltower, Inc. (Equity Real Estate Investment Trusts)	1,836	94,058
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	3,371	73,724
WP Carey, Inc. (Equity Real Estate Investment Trusts)	778	51,177
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	509	4,937
TOTAL COMMON STOCKS (Cost $2,247,543)		4,676,770

	Principal Amount	Value
Repurchase Agreements(b)(c) (20.3%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $1,227,000	$1,227,000	$1,227,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,227,000)		1,227,000

	Shares	Value
Collateral for Securities Loaned (0.6%)
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.27%(d)	4,631	$4,631

	Shares	Value
Collateral for Securities Loaned, continued
Fidelity Investments Money Market Government Portfolio-Class I, 1.26%(d)	65	$65
Invesco Government & Agency Portfolio-Institutional Shares, 0.28%(d)	59	59
JPMorgan U.S. Government Money Market Fund-Capital Shares, 0.30%(d)	29,639	29,639
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $34,394)		34,394

TOTAL INVESTMENT SECURITIES (Cost $3,508,937) - 98.3%		5,938,164
Net other assets (liabilities) - 1.7%		103,647

NET ASSETS - 100.0%		$6,041,811

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2020. The total value of securities on loan as of April 30, 2020 was $32,762.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $805,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2020.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	5/26/20	0 .63%	$1,135,228	$29,318
Dow Jones U.S. Real Estate Index	UBS AG	5/26/20	0 .48%	3,280,988	155,164
				$4,416,216	$184,482

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Real Estate UltraSector ProFund invested in the following industries as of April 30, 2020:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$4,338,156	71.8%
Mortgage Real Estate Investment Trusts	130,865	2.2%
Professional Services	107,611	1.8%
Real Estate Management & Development	100,138	1.6%
Other **	1,365,041	22.6%
Total	$6,041,811	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Rising Rates Opportunity ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2020 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (100.0%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $7,267,002	$7,267,000	$7,267,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,267,000)		7,267,000

TOTAL INVESTMENT SECURITIES (Cost $7,267,000) - 100.0%		7,267,000
Net other assets (liabilities) - NM		(2,380)

NET ASSETS - 100.0%		$7,264,620

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $730,000.

NM	Not meaningful, amount is less than 0.05%.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 2.00%, due 2/15/50	Citibank North America	5/15/20	0 .15%	$(6,522,984)	$1,516
30-Year U.S. Treasury Bond, 2.00%, due 2/15/50	Societe’ Generale	5/15/20	0 .21%	(2,585,688)	9,303
				$(9,108,672)	$10,819

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Rising Rates Opportunity 10 ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2020 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (103.8%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $2,349,001	$2,349,000	$2,349,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,349,000)		2,349,000

TOTAL INVESTMENT SECURITIES (Cost $2,349,000) - 103.8%		2,349,000
Net other assets (liabilities) - (3.8)%		(86,618)

NET ASSETS - 100.0%		$2,262,382

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $84,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note, 1.50%, due 2/15/30	Citibank North America	5/15/20	0 .25%	$(594,816)	$(120)
10-Year U.S. Treasury Note, 1.50%, due 2/15/30	Societe’ Generale	5/15/20	0 .27%	(1,654,671)	90
				$(2,249,487)	$(30)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Rising U.S. Dollar ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2020 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (95.8%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $11,227,003	$11,227,000	$11,227,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,227,000)		11,227,000

TOTAL INVESTMENT SECURITIES (Cost $11,227,000) - 95.8%		11,227,000
Net other assets (liabilities) - 4.2%		494,292

NET ASSETS - 100.0%		$11,721,292

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $1,328,000.

As of April 30, 2020, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$357,486	British pound	288,173	5/15/20	$362,904	$(5,418)
U.S. dollar	101,075	Canadian dollar	143,489	5/15/20	103,103	(2,028)
U.S. dollar	1,630,906	Euro	1,491,591	5/15/20	1,634,809	(3,903)
U.S. dollar	50,100	Japanese yen	5,361,731	5/15/20	49,981	119
U.S. dollar	54,881	Swedish krona	549,744	5/15/20	56,398	(1,517)
U.S. dollar	188,729	Swiss franc	182,433	5/15/20	189,136	(407)
Total Short Contracts	$2,383,177				$2,396,331	$(13,154)

As of April 30, 2020, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$2,163,527	British pound	1,743,813	5/15/20	$2,196,030	$(32,503)
U.S. dollar	1,833,921	Canadian dollar	2,601,706	5/15/20	1,869,444	(35,523)
U.S. dollar	10,682,185	Euro	9,778,506	5/15/20	10,717,405	(35,220)
U.S. dollar	2,843,282	Japanese yen	304,731,845	5/15/20	2,840,685	2,597
U.S. dollar	838,604	Swedish krona	8,412,818	5/15/20	863,064	(24,460)
U.S. dollar	579,335	Swiss franc	560,514	5/15/20	581,109	(1,774)
Total Short Contracts	$18,940,854				$19,067,737	$(126,883)
Long:
British pound	926,613	U.S. dollar	$1,152,020	5/15/20	$1,166,909	$14,889
Canadian dollar	1,263,747	U.S. dollar	899,505	5/15/20	908,060	8,555
Euro	5,121,893	U.S. dollar	5,563,032	5/15/20	5,613,680	50,648
Japanese yen	139,432,352	U.S. dollar	1,295,946	5/15/20	1,299,777	3,831
Swedish krona	4,177,011	U.S. dollar	417,978	5/15/20	428,517	10,539
Swiss franc	336,713	U.S. dollar	347,203	5/15/20	349,084	1,881
Total Long Contracts			$9,675,684		$9,766,027	$90,343
			Total unrealized appreciation			$93,059
			Total unrealized (depreciation)			(142,753)
		Total net unrealized appreciation/(depreciation)				$(49,694)

Semiconductor UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2020 (unaudited)

	Shares	Value
Common Stocks (77.1%)
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	40,876	$2,141,494
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	12,871	1,410,662
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	32,282	1,603,770
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	13,863	3,765,468
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	2,020	152,712
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	3,762	162,255
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	4,712	255,532
Intel Corp. (Semiconductors & Semiconductor Equipment)	152,018	9,118,039
InterDigital, Inc. (Communications Equipment)	1,087	62,796
KLA Corp. (Semiconductors & Semiconductor Equipment)	5,516	905,120
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	5,070	1,294,270
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	23,311	623,336
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	9,457	519,946
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	8,353	732,809
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	38,687	1,852,720
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,905	190,938
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,412	282,273
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	21,388	6,251,284
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	14,352	230,278
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	4,060	398,002
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	39,904	3,139,248
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	2,313	104,640
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,515	147,288
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	5,953	618,398
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	5,857	366,297
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	32,667	3,791,658
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	1,483	222,628
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	8,787	767,984
TOTAL COMMON STOCKS (Cost $21,957,304)		41,111,845

	Principal Amount	Value
Repurchase Agreements(a)(b) (21.6%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $11,491,003	$11,491,000	$11,491,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,491,000)		11,491,000

TOTAL INVESTMENT SECURITIES (Cost $33,448,304) - 98.7%		52,602,845
Net other assets (liabilities) - 1.3%		671,571

NET ASSETS - 100.0%		$53,274,416

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $7,294,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	5/26/20	0 .63%	$21,152,147	$704,470
Dow Jones U.S. Semiconductors Index	UBS AG	5/26/20	0 .48%	17,952,128	553,150
				$39,104,275	$1,257,620

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Semiconductor UltraSector ProFund invested in the following industries as of April 30, 2020:

	Value	% of Net Assets
Communications Equipment	$62,796	0.1%
Semiconductors & Semiconductor Equipment	41,049,049	77.0%
Other **	12,162,571	22.9%
Total	$53,274,416	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Short Nasdaq-100 ProFund ::  Schedule of Portfolio Investments  ::  April 30, 2020 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (105.2%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $2,863,001	$2,863,000	$2,863,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,863,000)		2,863,000

TOTAL INVESTMENT SECURITIES (Cost $2,863,000) - 105.2%		2,863,000
Net other assets (liabilities) - (5.2)%		(141,058)

NET ASSETS - 100.0%		$2,721,942

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $450,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	3	6/22/20	$(538,920)	$(12,583)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	5/27/20	(0 .43)%	$(807,117)	$(23,256)
Nasdaq-100 Index	UBS AG	5/27/20	(0 .28)%	(1,368,604)	(27,400)
				$(2,175,721)	$(50,656)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Oil & Gas ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2020 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (164.0%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $3,173,001	$3,173,000	$3,173,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,173,000)		3,173,000

TOTAL INVESTMENT SECURITIES (Cost $3,173,000) - 164.0%		3,173,000
Net other assets (liabilities) - (64.0)%		(1,237,714)

NET ASSETS - 100.0%		$1,935,286

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $722,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	5/26/20	(0 .28)%	$(1,231,981)	$(114,564)
Dow Jones U.S. Oil & Gas Index	UBS AG	5/26/20	0 .02%	(698,800)	(84,696)
				$(1,930,781)	$(199,260)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Precious Metals ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2020 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (106.1%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $2,103,001	$2,103,000	$2,103,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,103,000)		2,103,000

TOTAL INVESTMENT SECURITIES (Cost $2,103,000) - 106.1%		2,103,000
Net other assets (liabilities) - (6.1)%		(121,623)
NET ASSETS - 100.0%		$1,981,377

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $612,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	5/26/20	(0.03)%	$(1,042,522)	$22,898
Dow Jones Precious Metals Index	UBS AG	5/26/20	0.12%	(940,091)	15,228
				$(1,982,613)	$38,126

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Real Estate ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2020 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (101.9%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $1,855,001	$1,855,000	$1,855,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,855,000)		1,855,000

TOTAL INVESTMENT SECURITIES (Cost $1,855,000) - 101.9%		1,855,000
Net other assets (liabilities) - (1.9)%		(34,446)

NET ASSETS - 100.0%		$1,820,554

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $440,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	5/26/20	(0.28)%	$(839,721)	$(53,971)
Dow Jones U.S. Real Estate Index	UBS AG	5/26/20	0.12%	(979,281)	(41,195)
				$(1,819,002)	$(95,166)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2020 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (120.7%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $2,345,001	$2,345,000	$2,345,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,345,000)		2,345,000

TOTAL INVESTMENT SECURITIES (Cost $2,345,000) - 120.7%		2,345,000
Net other assets (liabilities) - (20.7)%		(402,825)

NET ASSETS - 100.0%		$1,942,175

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $616,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	3	6/22/20	$(196,050)	$(34,783)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	5/27/20	0.12%	$(71,217)	$(4,625)
Russell 2000 Index	UBS AG	5/27/20	0.37%	(1,674,324)	(53,660)
				$(1,745,541)	$(58,285)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Small-Cap ProFund:: Schedule of Portfolio Investments :: April 30, 2020 (unaudited)

	Shares	Value
Common Stocks (34.7%)
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	26	$499
1st Source Corp. (Banks)	18	625
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	111	943
8x8, Inc.* (Software)	87	1,476
AAON, Inc. (Building Products)	43	2,049
AAR Corp. (Aerospace & Defense)	35	685
Aaron’s, Inc. (Specialty Retail)	70	2,233
Abercrombie & Fitch Co. - Class A (Specialty Retail)	60	635
ABM Industries, Inc. (Commercial Services & Supplies)	62	2,138
Acacia Communications, Inc.* (Communications Equipment)	36	2,437
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	105	5,072
Acadia Realty Trust (Equity Real Estate Investment Trusts)	78	966
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	25	273
Acceleron Pharma, Inc.* (Biotechnology)	43	3,892
ACCO Brands Corp. (Commercial Services & Supplies)	93	688
ACI Worldwide, Inc.* (Software)	105	2,877
Acushnet Holdings Corp. (Leisure Products)	35	959
Addus Homecare Corp.* (Health Care Providers & Services)	9	729
Adient PLC* (Auto Components)	87	1,303
Adtalem Global Education, Inc.* (Diversified Consumer Services)	53	1,684
ADTRAN, Inc. (Communications Equipment)	41	421
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	70	2,258
Advanced Drainage Systems, Inc. (Building Products)	35	1,419
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	36	2,002
AdvanSix, Inc.* (Chemicals)	26	317
Adverum Biotechnologies, Inc.* (Biotechnology)	50	593
Aegion Corp.* (Construction & Engineering)	27	433
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	43	655
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	70	2,880
AeroVironment, Inc.* (Aerospace & Defense)	18	1,085
AG Mortgage Investment Trust, Inc.(a) (Mortgage Real Estate Investment Trusts)	33	105
Agree Realty Corp. (Equity Real Estate Investment Trusts)	36	2,344
Aimmune Therapeutics, Inc.* (Biotechnology)	44	753
Air Transport Services Group, Inc.* (Air Freight & Logistics)	61	1,235
Akebia Therapeutics, Inc.* (Biotechnology)	111	899
Akorn, Inc.*(a) (Pharmaceuticals)	85	18
Alamo Group, Inc. (Machinery)	9	886
Alarm.com Holdings, Inc.* (Software)	36	1,610
Albany International Corp. - Class A (Machinery)	27	1,381
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	70	920
Allakos, Inc.* (Biotechnology)	18	1,184
Allegheny Technologies, Inc.* (Metals & Mining)	121	909
Allegiance Bancshares, Inc. (Banks)	17	426
Allegiant Travel Co. (Airlines)	9	706
ALLETE, Inc. (Electric Utilities)	52	2,993
Allogene Therapeutics, Inc.* (Biotechnology)	35	1,012
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	164	1,066
Altair Engineering, Inc.* - Class A (Software)	36	1,188
Altra Industrial Motion Corp. (Machinery)	61	1,703
Ambac Financial Group, Inc.* (Insurance)	43	740
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	36	1,893
AMC Entertainment Holdings, Inc. - Class A (Entertainment)	50	246
Amedisys, Inc.* (Health Care Providers & Services)	36	6,630
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	43	1,218
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	112	484
American Eagle Outfitters, Inc. (Specialty Retail)	156	1,240
American Equity Investment Life Holding Co. (Insurance)	88	1,850
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	103	794
American Outdoor Brands Corp.* (Leisure Products)	49	464
American Public Education, Inc.* (Diversified Consumer Services)	17	438
American States Water Co. (Water Utilities)	36	2,857
American Vanguard Corp. (Chemicals)	25	314
American Woodmark Corp.* (Building Products)	18	925
America’s Car-Mart, Inc.* (Specialty Retail)	9	594
Ameris Bancorp (Banks)	62	1,577
AMERISAFE, Inc. (Insurance)	18	1,146
Amicus Therapeutics, Inc.* (Biotechnology)	226	2,669
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	95	939
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	43	2,020
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	85	309
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	35	593
AnaptysBio, Inc.* (Biotechnology)	26	406
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	32	334
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	9	360
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	18	598
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	27	2,507

	Shares	Value
Common Stocks, continued
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	156	$505
Anterix, Inc.* (Diversified Telecommunication Services)	9	473
Apellis Pharmaceuticals, Inc.* (Biotechnology)	44	1,508
Apogee Enterprises, Inc. (Building Products)	27	552
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	147	1,198
Appfolio, Inc.* (Software)	18	1,977
Appian Corp.* (Software)	27	1,233
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	36	1,886
ArcBest Corp. (Road & Rail)	26	530
Arch Coal, Inc. (Oil, Gas & Consumable Fuels)	18	525
Archrock, Inc. (Energy Equipment & Services)	120	577
Arcosa, Inc. (Construction & Engineering)	43	1,603
Arena Pharmaceuticals, Inc.* (Biotechnology)	52	2,546
Ares Management Corp. (Capital Markets)	62	2,080
Argan, Inc. (Construction & Engineering)	18	676
Argo Group International Holdings, Ltd. (Insurance)	36	1,273
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	51	490
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	60	530
Arrow Financial Corp. (Banks)	9	257
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	88	3,030
Artisan Partners Asset Management, Inc. (Capital Markets)	53	1,560
Arvinas, Inc.* (Pharmaceuticals)	17	893
Asbury Automotive Group, Inc.* (Specialty Retail)	18	1,215
ASGN, Inc.* (Professional Services)	52	2,415
Astec Industries, Inc. (Machinery)	27	1,083
Astronics Corp.* (Aerospace & Defense)	25	225
Atara Biotherapeutics, Inc.* (Biotechnology)	41	340
Athenex, Inc.* (Biotechnology)	60	536
Atkore International Group, Inc.* (Electrical Equipment)	43	1,047
Atlantic Union Bankshares (Banks)	79	1,886
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	26	854
ATN International, Inc. (Diversified Telecommunication Services)	9	559
AtriCure, Inc.* (Health Care Equipment & Supplies)	36	1,552
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	43	1,335
Avaya Holdings Corp.* - Class C (Software)	102	1,014
Avis Budget Group, Inc.* (Road & Rail)	61	1,005
Avista Corp. (Multi-Utilities)	62	2,668
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	35	818
AxoGen, Inc.* (Health Care Equipment & Supplies)	33	322
Axon Enterprise, Inc.* (Aerospace & Defense)	62	4,508
Axonics Modulation Technologies, Inc.* (Health Care Equipment & Supplies)	18	580
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	53	1,222
Axsome Therapeutics, Inc.* (Pharmaceuticals)	27	2,566
AZZ, Inc. (Electrical Equipment)	27	848
B&G Foods, Inc.(a) - Class A (Food Products)	61	1,185
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	27	1,594
Balchem Corp. (Chemicals)	36	3,212
Banc of California, Inc. (Banks)	42	438
Bancfirst Corp. (Banks)	18	693
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	26	297
BancorpSouth Bank (Banks)	97	2,123
Bandwidth, Inc.* (Diversified Telecommunication Services)	18	1,468
Bank of Marin Bancorp (Banks)	9	297
Banner Corp. (Banks)	36	1,383
Barnes Group, Inc. (Machinery)	43	1,650
Barrett Business Services, Inc. (Professional Services)	9	440
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	70	1,540
Bed Bath & Beyond, Inc.(a) (Specialty Retail)	121	749
Belden, Inc. (Electronic Equipment, Instruments & Components)	36	1,231
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	35	723
Benefitfocus, Inc.* (Software)	25	271
Berkshire Hills Bancorp, Inc. (Banks)	44	750
Berry Corp. (Oil, Gas & Consumable Fuels)	58	199
Big Lots, Inc. (Multiline Retail)	35	821
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	36	1,696
BioTelemetry, Inc.* (Health Care Providers & Services)	36	1,682
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure)	18	393
BJ’s Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	114	2,999
Black Hills Corp. (Multi-Utilities)	62	3,840
Blackbaud, Inc. (Software)	43	2,376
Blackline, Inc.* (Software)	43	2,612
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	123	2,895
Bloom Energy Corp.* (Electrical Equipment)	49	376
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	86	1,036
Blucora, Inc.* (Capital Markets)	43	605
Blueprint Medicines Corp.* (Biotechnology)	43	2,530
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	61	1,296
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	41	572

	Shares	Value
Common Stocks, continued
Boise Cascade Co. (Paper & Forest Products)	35	$1,094
Boot Barn Holdings, Inc.* (Specialty Retail)	27	498
Boston Private Financial Holdings, Inc. (Banks)	76	578
Bottomline Technologies, Inc.* (Software)	43	1,790
Box, Inc.* - Class A (Software)	140	2,260
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	79	1,319
Brady Corp. - Class A (Commercial Services & Supplies)	43	1,872
Bridge Bancorp, Inc. (Banks)	17	352
Brightsphere Investment Group, Inc. (Capital Markets)	66	489
Brightview Holdings, Inc.* (Commercial Services & Supplies)	25	321
Brinker International, Inc. (Hotels, Restaurants & Leisure)	35	815
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	182	657
Brookline Bancorp, Inc. (Banks)	78	796
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	70	2,694
Bryn Mawr Bank Corp. (Banks)	18	524
Builders FirstSource, Inc.* (Building Products)	113	2,074
Byline Bancorp, Inc. (Banks)	25	308
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	27	3,309
Cactus, Inc. - Class A (Energy Equipment & Services)	44	782
Cadence Bancorp (Banks)	120	794
CAI International, Inc.* (Trading Companies & Distributors)	17	280
Calavo Growers, Inc. (Food Products)	18	1,044
Caleres, Inc. (Specialty Retail)	41	333
California Resources Corp.* (Oil, Gas & Consumable Fuels)	41	115
California Water Service Group (Water Utilities)	43	1,932
Callaway Golf Co. (Leisure Products)	87	1,245
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	224	210
Cal-Maine Foods, Inc.* (Food Products)	36	1,494
Camden National Corp. (Banks)	18	590
Cannae Holdings, Inc.* (Diversified Financial Services)	70	2,208
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	130	1,558
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	76	394
Cara Therapeutics, Inc.* (Biotechnology)	34	504
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	36	1,512
Cardtronics PLC* - Class A (IT Services)	35	802
CareDx, Inc.* (Biotechnology)	44	1,117
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	96	1,582
Cargurus, Inc.* (Interactive Media & Services)	70	1,602
Carolina Financial Corp. (Banks)	18	609
Carpenter Technology Corp. (Metals & Mining)	43	953
Cars.com, Inc.* (Interactive Media & Services)	68	352
Carter Bank & Trust (Banks)	26	246
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	44	2,041
Cass Information Systems, Inc. (IT Services)	18	722
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	41	322
Cathay General Bancorp (Banks)	79	2,206
Cavco Industries, Inc.* (Household Durables)	9	1,392
CBIZ, Inc.* (Professional Services)	53	1,259
CBTX, Inc. (Banks)	17	307
CenterState Bank Corp. (Banks)	121	2,104
Central Garden & Pet Co.* - Class A (Household Products)	44	1,338
Central Pacific Financial Corp. (Banks)	26	455
Century Communities, Inc.* (Household Durables)	26	557
Cerus Corp.* (Health Care Equipment & Supplies)	128	787
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	17	533
Chart Industries, Inc.* (Machinery)	36	1,286
Chase Corp. (Chemicals)	9	848
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	41	308
Chefs’ Warehouse, Inc.* (Food & Staples Retailing)	27	380
Chegg, Inc.* (Diversified Consumer Services)	114	4,873
Chesapeake Utilities Corp. (Gas Utilities)	18	1,582
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	36	3,609
Cimpress PLC* (Commercial Services & Supplies)	18	1,310
CIRCOR International, Inc.* (Machinery)	17	254
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	62	4,688
City Holding Co. (Banks)	18	1,217
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	33	333
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	35	655
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	69	1,382
Cleveland-Cliffs, Inc.(a) (Metals & Mining)	411	1,800
Cloudera, Inc.* (Software)	225	1,863
Clovis Oncology, Inc.*(a) (Biotechnology)	41	312
CNO Financial Group, Inc. (Insurance)	157	2,207
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	191	2,026
Coca-Cola Consolidated, Inc. (Beverages)	9	2,119
Codexis, Inc.* (Life Sciences Tools & Services)	51	592
Coeur Mining, Inc.* (Metals & Mining)	199	838

	Shares	Value
Common Stocks, continued
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	43	$3,605
Cohen & Steers, Inc. (Capital Markets)	27	1,559
Coherus Biosciences, Inc.* (Biotechnology)	61	1,013
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	42	694
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	35	724
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	77	370
Columbia Banking System, Inc. (Banks)	70	1,889
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	51	722
Columbus McKinnon Corp. (Machinery)	27	731
Comfort Systems USA, Inc. (Construction & Engineering)	36	1,199
Commercial Metals Co. (Metals & Mining)	114	1,817
Community Bank System, Inc. (Banks)	52	3,248
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	18	670
Community Trust Bancorp, Inc. (Banks)	18	610
CommVault Systems, Inc.* (Software)	36	1,537
Compass Minerals International, Inc. (Metals & Mining)	36	1,770
Comtech Telecommunications Corp. (Communications Equipment)	27	500
Conduent, Inc.* (IT Services)	163	411
CONMED Corp. (Health Care Equipment & Supplies)	27	1,996
ConnectOne Bancorp, Inc. (Banks)	34	508
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	24	182
Contura Energy, Inc.* (Oil, Gas & Consumable Fuels)	15	57
Cooper Tire & Rubber Co. (Auto Components)	53	1,123
Cooper-Standard Holding, Inc.* (Auto Components)	17	218
Corcept Therapeutics, Inc.* (Pharmaceuticals)	95	1,203
Corecivic, Inc. (Equity Real Estate Investment Trusts)	113	1,483
Core-Mark Holding Co., Inc. (Distributors)	44	1,265
CorEnergy Infrastructure Trust, Inc. (Equity Real Estate Investment Trusts)	9	109
CorePoint Lodging, Inc. (Equity Real Estate Investment Trusts)	41	178
Cornerstone OnDemand, Inc.* (Software)	52	1,745
CorVel Corp.* (Health Care Providers & Services)	9	474
Covanta Holding Corp. (Commercial Services & Supplies)	113	879
Cowen, Inc. - Class A (Capital Markets)	25	274
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	18	1,753
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	61	1,479
CryoLife, Inc.* (Health Care Equipment & Supplies)	35	782
CryoPort, Inc.* (Health Care Equipment & Supplies)	26	490
CSG Systems International, Inc. (IT Services)	36	1,749
CSW Industrials, Inc. (Building Products)	18	1,192
CTS Corp. (Electronic Equipment, Instruments & Components)	35	811
Cubic Corp. (Aerospace & Defense)	36	1,376
Cushman & Wakefield PLC* (Real Estate Management & Development)	95	1,156
Customers Bancorp, Inc.* (Banks)	26	332
CVB Financial Corp. (Banks)	132	2,744
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	27	644
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	67	119
Cytokinetics, Inc.* (Biotechnology)	50	756
Cytomx Therapeutics, Inc.* (Biotechnology)	41	423
Dana, Inc. (Auto Components)	139	1,599
Darling Ingredients, Inc.* (Food Products)	158	3,252
Dave & Buster’s Entertainment, Inc.(a) (Hotels, Restaurants & Leisure)	35	512
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	27	4,016
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	79	1,846
Deluxe Corp. (Commercial Services & Supplies)	43	1,211
Denali Therapeutics, Inc.* (Biotechnology)	43	940
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	443	157
Denny’s Corp.* (Hotels, Restaurants & Leisure)	61	687
Designer Brands, Inc. (Specialty Retail)	60	381
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	85	617
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	199	1,240
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	52	1,024
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	75	370
Digimarc Corp.* (Software)	8	134
Dillard’s, Inc.(a) - Class A (Multiline Retail)	9	265
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	34	559
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	18	799
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	43	2,188
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	234	728
DMC Global, Inc. (Machinery)	18	465
Domo, Inc.* (Software)	17	331
Dorman Products, Inc.* (Auto Components)	27	1,703
Douglas Dynamics, Inc. (Machinery)	27	998
Dril-Quip, Inc.* (Energy Equipment & Services)	36	1,192
Ducommun, Inc.* (Aerospace & Defense)	9	254
DXP Enterprises, Inc.* (Trading Companies & Distributors)	17	254
Dycom Industries, Inc.* (Construction & Engineering)	27	880

	Shares	Value
Common Stocks, continued
Eagle Bancorp, Inc. (Banks)	36	$1,263
Eagle Pharmaceuticals, Inc.* (Biotechnology)	9	459
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	70	1,884
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	36	3,815
Ebix, Inc. (Software)	27	565
Echo Global Logistics, Inc.* (Air Freight & Logistics)	26	456
Edgewell Personal Care Co.* (Personal Products)	53	1,463
Editas Medicine, Inc.* (Biotechnology)	53	1,225
eHealth, Inc.* (Insurance)	27	2,881
El Paso Electric Co. (Electric Utilities)	43	2,924
Eldorado Resorts, Inc.*(a) (Hotels, Restaurants & Leisure)	61	1,308
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	25	260
EMCOR Group, Inc. (Construction & Engineering)	52	3,303
Emergent BioSolutions, Inc.* (Biotechnology)	43	3,180
Employers Holdings, Inc. (Insurance)	36	1,093
Enanta Pharmaceuticals, Inc.* (Biotechnology)	18	835
Encore Capital Group, Inc.* (Consumer Finance)	27	701
Encore Wire Corp. (Electrical Equipment)	18	824
Endo International PLC* (Pharmaceuticals)	216	994
Enerpac Tool Group Corp. (Machinery)	53	904
EnerSys (Electrical Equipment)	43	2,511
Ennis, Inc. (Commercial Services & Supplies)	26	484
Enova International, Inc.* (Consumer Finance)	35	561
Enphase Energy, Inc.* (Electrical Equipment)	88	4,120
EnPro Industries, Inc. (Machinery)	18	816
Enstar Group, Ltd.* (Insurance)	9	1,302
Entercom Communications Corp. - Class A (Media)	120	146
Enterprise Financial Services Corp. (Banks)	27	830
Envestnet, Inc.* (Software)	43	2,688
Epizyme, Inc.* (Biotechnology)	79	1,300
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	9	637
ESCO Technologies, Inc. (Machinery)	27	2,060
Esperion Therapeutics, Inc.* (Biotechnology)	27	1,069
Essent Group, Ltd. (Thrifts & Mortgage Finance)	97	2,649
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	70	1,028
Ethan Allen Interiors, Inc. (Household Durables)	25	283
Eventbrite, Inc.* (Interactive Media & Services)	34	310
Everbridge, Inc.* (Software)	36	4,009
Everi Holdings, Inc.* (IT Services)	68	337
EVERTEC, Inc. (IT Services)	62	1,571
Evo Payments, Inc.* (IT Services)	34	677
Evolent Health, Inc.* (Health Care Technology)	66	476
Evoqua Water Technologies Corp.* (Machinery)	69	1,107
ExlService Holdings, Inc.* (IT Services)	36	2,222
Exponent, Inc. (Professional Services)	52	3,657
Exterran Corp.* (Energy Equipment & Services)	32	218
Extraction Oil & Gas, Inc.*(a) (Oil, Gas & Consumable Fuels)	92	49
Extreme Networks, Inc.* (Communications Equipment)	111	377
EZCORP, Inc.* - Class A (Consumer Finance)	49	274
Fabrinet* (Electronic Equipment, Instruments & Components)	36	2,259
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	18	988
Fate Therapeutics, Inc.* (Biotechnology)	52	1,424
FB Financial Corp. (Banks)	18	402
FBL Financial Group, Inc. - Class A (Insurance)	9	352
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	9	600
Federal Signal Corp. (Machinery)	62	1,670
Federated Hermes, Inc. - Class B (Capital Markets)	97	2,210
Ferro Corp.* (Chemicals)	76	758
FGL Holdings (Diversified Financial Services)	139	1,443
FibroGen, Inc.* (Biotechnology)	79	2,914
Financial Institutions, Inc. (Banks)	17	329
First BanCorp/Puerto Rico (Banks)	208	1,213
First Bancorp/Southern Pines NC (Banks)	27	718
First Bancshares, Inc. (Banks)	17	339
First Busey Corp. (Banks)	53	976
First Commonwealth Financial Corp. (Banks)	95	904
First Community Bancshares, Inc. (Banks)	18	424
First Defiance Financial Corp. (Thrifts & Mortgage Finance)	35	608
First Financial Bancorp (Banks)	96	1,476
First Financial Bankshares, Inc. (Banks)	131	3,647
First Financial Corp. (Banks)	9	320
First Foundation, Inc. (Banks)	34	468
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	123	4,645
First Interstate BancSystem - Class A (Banks)	36	1,217
First Merchants Corp. (Banks)	62	1,755
First Mid Bancshares, Inc. (Banks)	17	454
First Midwest Bancorp, Inc. (Banks)	105	1,552
First of Long Island Corp. (Banks)	26	411
FirstCash, Inc. (Consumer Finance)	43	3,089
Fitbit, Inc.* - Class A (Electronic Equipment, Instruments & Components)	216	1,445
Five9, Inc.* (Software)	62	5,745
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	27	700

	Shares	Value
Common Stocks, continued
Fluidigm Corp.* (Life Sciences Tools & Services)	67	$150
Flushing Financial Corp. (Banks)	26	325
Focus Financial Partners, Inc.* (Capital Markets)	26	620
ForeScout Technologies, Inc.* (Software)	43	1,366
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	70	1,631
Forrester Research, Inc.* (Professional Services)	9	282
Forward Air Corp. (Air Freight & Logistics)	27	1,393
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	41	162
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	70	1,567
Fox Factory Holding Corp.* (Auto Components)	36	1,836
Franklin Electric Co., Inc. (Machinery)	43	2,184
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	101	549
Frank’s International N.V.* (Energy Equipment & Services)	102	248
Fresh Del Monte Produce, Inc. (Food Products)	27	770
Freshpet, Inc.* (Food Products)	27	2,036
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	51	582
FTI Consulting, Inc.* (Professional Services)	36	4,585
Fulton Financial Corp. (Banks)	157	1,835
Funko, Inc.* (Distributors)	15	64
G1 Therapeutics, Inc.* (Biotechnology)	35	460
GameStop Corp.*(a) - Class A (Specialty Retail)	94	539
Gannett Co., Inc. (Media)	118	133
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	41	189
GATX Corp. (Trading Companies & Distributors)	36	2,135
GCP Applied Technologies, Inc.* (Chemicals)	53	907
Generac Holdings, Inc.* (Electrical Equipment)	62	6,040
Genesco, Inc.* (Specialty Retail)	18	341
Gentherm, Inc.* (Auto Components)	36	1,348
Genworth Financial, Inc.* - Class A (Insurance)	497	1,804
German American BanCorp, Inc. (Banks)	27	803
Getty Realty Corp. (Equity Real Estate Investment Trusts)	35	951
Gibraltar Industries, Inc.* (Building Products)	36	1,667
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	42	476
Glacier Bancorp, Inc. (Banks)	79	3,008
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	27	427
Glaukos Corp.* (Health Care Equipment & Supplies)	36	1,321
Global Blood Therapeutics, Inc.* (Biotechnology)	52	3,978
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	79	1,137
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	79	3,749
Glu Mobile, Inc.* (Entertainment)	111	866
GMS, Inc.* (Trading Companies & Distributors)	35	643
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	94	666
Goosehead Insurance, Inc.* (Insurance)	9	505
GoPro, Inc.* - Class A (Household Durables)	120	422
Gorman-Rupp Co. (Machinery)	17	502
Gossamer Bio, Inc.* (Biotechnology)	17	221
Granite Construction, Inc. (Construction & Engineering)	44	723
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	50	249
Gray Television, Inc.* (Media)	87	1,010
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	59	522
Great Southern BanCorp, Inc. (Banks)	9	383
Great Western Bancorp, Inc. (Banks)	53	996
Green Dot Corp.* - Class A (Consumer Finance)	53	1,617
Greif, Inc. - Class A (Containers & Packaging)	27	915
Griffon Corp. (Building Products)	35	574
Group 1 Automotive, Inc. (Specialty Retail)	18	1,019
Groupon, Inc.* (Internet & Direct Marketing Retail)	445	543
GTT Communications, Inc.* (IT Services)	33	375
Guess?, Inc. (Specialty Retail)	51	477
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	156	399
H&E Equipment Services, Inc. (Trading Companies & Distributors)	35	569
H.B. Fuller Co. (Chemicals)	52	1,913
Haemonetics Corp.* (Health Care Equipment & Supplies)	52	5,916
Halozyme Therapeutics, Inc.* (Biotechnology)	140	3,172
Hamilton Lane, Inc. (Capital Markets)	18	1,167
Hancock Whitney Corp. (Banks)	88	1,840
Hanger, Inc.* (Health Care Providers & Services)	35	643
Hanmi Financial Corp. (Banks)	25	302
Hannon Armstrong Sustainable Infrastructure Capital, Inc. - Class I (Mortgage Real Estate Investment Trusts)	62	1,736
Harmonic, Inc.*(a) (Communications Equipment)	85	493
Harsco Corp.* (Machinery)	78	778
Hawaiian Holdings, Inc. (Airlines)	43	619
Hawkins, Inc. (Chemicals)	9	337
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	123	3,614
Healthcare Services Group, Inc. (Commercial Services & Supplies)	70	1,784
HealthEquity, Inc.* (Health Care Providers & Services)	62	3,489
HealthStream, Inc.* (Health Care Technology)	26	593
Heartland Express, Inc. (Road & Rail)	43	842

	Shares	Value
Common Stocks, continued
Heartland Financial USA, Inc. (Banks)	36	$1,223
Hecla Mining Co. (Metals & Mining)	471	1,239
Heidrick & Struggles International, Inc. (Professional Services)	17	381
Helen of Troy, Ltd.* (Household Durables)	27	4,436
Helios Technologies, Inc. (Machinery)	27	960
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	138	351
Herc Holdings, Inc.* (Trading Companies & Distributors)	27	762
Heritage Commerce Corp. (Banks)	41	364
Heritage Financial Corp. (Banks)	35	702
Herman Miller, Inc. (Commercial Services & Supplies)	61	1,375
Heron Therapeutics, Inc.* (Biotechnology)	70	998
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	33	173
Hertz Global Holdings, Inc.*(a) (Road & Rail)	93	376
Heska Corp.* (Health Care Equipment & Supplies)	9	637
Hillenbrand, Inc. (Machinery)	61	1,278
Hilltop Holdings, Inc. (Banks)	70	1,351
HMS Holdings Corp.* (Health Care Technology)	88	2,523
HNI Corp. (Commercial Services & Supplies)	43	1,047
Home BancShares, Inc. (Banks)	148	2,269
HomeStreet, Inc. (Thrifts & Mortgage Finance)	27	690
Homology Medicines, Inc.* (Biotechnology)	26	314
Hope Bancorp, Inc. (Banks)	121	1,204
Horace Mann Educators Corp. (Insurance)	43	1,512
Horizon BanCorp, Inc. (Banks)	32	364
Hostess Brands, Inc.* (Food Products)	95	1,142
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	102	163
Houlihan Lokey, Inc. (Capital Markets)	36	2,138
Hub Group, Inc.* - Class A (Air Freight & Logistics)	36	1,732
Hudson, Ltd.* - Class A (Specialty Retail)	33	162
Huron Consulting Group, Inc.* (Professional Services)	27	1,513
Hyster-Yale Materials Handling, Inc. (Machinery)	9	351
IBERIABANK Corp. (Banks)	52	2,156
ICF International, Inc. (Professional Services)	18	1,324
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	17	423
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	63	2,168
IMAX Corp.* (Entertainment)	52	598
Immunomedics, Inc.* (Biotechnology)	174	5,285
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	18	404
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	86	866
Independent Bank Corp. (Banks)	27	397
Independent Bank Corp. (Banks)	36	2,624
Independent Bank Group, Inc. (Banks)	36	1,091
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	61	1,140
Infinera Corp.* (Communications Equipment)	172	1,060
Ingevity Corp.* (Chemicals)	43	2,233
Ingles Markets, Inc. (Food & Staples Retailing)	18	735
Innospec, Inc. (Chemicals)	27	1,958
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	9	706
Innoviva, Inc.* (Pharmaceuticals)	60	851
Inogen, Inc.* (Health Care Equipment & Supplies)	18	900
Inovalon Holdings, Inc.* (Health Care Technology)	69	1,208
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	43	4,151
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	36	1,954
Insmed, Inc.* (Biotechnology)	79	1,817
Insperity, Inc. (Professional Services)	36	1,718
Inspire Medical Systems, Inc.* (Health Care Technology)	9	645
Installed Building Products, Inc.* (Household Durables)	27	1,331
Integer Holdings Corp.* (Health Care Equipment & Supplies)	36	2,681
Intellia Therapeutics, Inc.* (Biotechnology)	34	458
Intelsat S.A.* (Diversified Telecommunication Services)	67	84
Inter Parfums, Inc. (Personal Products)	18	804
Intercept Pharmaceuticals, Inc.* (Biotechnology)	27	2,212
InterDigital, Inc. (Communications Equipment)	36	2,080
Interface, Inc. (Commercial Services & Supplies)	60	554
International Bancshares Corp. (Banks)	52	1,507
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	26	629
Intersect ENT, Inc.* (Pharmaceuticals)	25	287
INTL. FCStone, Inc.* (Capital Markets)	18	719
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	41	724
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	139	423
Investors Bancorp, Inc. (Banks)	225	2,095
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	9	564
Invitae Corp.*(a) (Biotechnology)	87	1,440
Iovance Biotherapeutics, Inc.* (Biotechnology)	114	3,664
Irhythm Technologies, Inc.* (Health Care Equipment & Supplies)	27	2,852
Iridium Communications, Inc.* (Diversified Telecommunication Services)	96	2,160
iRobot Corp.*(a) (Household Durables)	27	1,646
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	147	1,470
iStar, Inc. (Equity Real Estate Investment Trusts)	59	591

	Shares	Value
Common Stocks, continued
Itron, Inc.* (Electronic Equipment, Instruments & Components)	36	$2,514
J & J Snack Foods Corp. (Food Products)	18	2,287
j2 Global, Inc. (Software)	43	3,468
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	27	1,628
James River Group Holdings, Ltd. (Insurance)	27	958
Jeld-Wen Holding, Inc.* (Building Products)	69	876
Jernigan Capital, Inc. (Equity Real Estate Investment Trusts)	17	224
John B. Sanfilippo & Son, Inc. (Food Products)	9	739
John Bean Technologies Corp. (Machinery)	27	2,072
K12, Inc.* (Diversified Consumer Services)	35	795
Kadant, Inc. (Machinery)	9	757
Kaiser Aluminum Corp. (Metals & Mining)	18	1,300
Kaman Corp. - Class A (Trading Companies & Distributors)	27	1,047
KB Home (Household Durables)	79	2,073
KBR, Inc. (IT Services)	140	2,836
Kearny Financial Corp. (Thrifts & Mortgage Finance)	76	707
Kelly Services, Inc. - Class A (Professional Services)	34	525
KEMET Corp. (Electronic Equipment, Instruments & Components)	53	1,432
Kennametal, Inc. (Machinery)	79	2,023
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	122	1,726
Kforce, Inc. (Professional Services)	27	809
Kimball International, Inc. - Class B (Commercial Services & Supplies)	34	417
Kinsale Capital Group, Inc. (Insurance)	18	1,955
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	78	798
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	26	410
Knoll, Inc. (Commercial Services & Supplies)	43	501
Knowles Corp.* (Electronic Equipment, Instruments & Components)	79	1,228
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	43	835
Koppers Holdings, Inc.* (Chemicals)	17	268
Korn Ferry (Professional Services)	52	1,499
Kraton Corp.* (Chemicals)	34	531
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	87	1,307
Kura Oncology, Inc.* (Biotechnology)	25	364
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	103	819
Lakeland Bancorp, Inc. (Banks)	42	470
Lakeland Financial Corp. (Banks)	27	1,143
Lancaster Colony Corp. (Food Products)	18	2,423
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	34	444
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	171	186
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	122	2,746
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	95	900
La-Z-Boy, Inc. (Household Durables)	44	1,032
LCI Industries (Auto Components)	27	2,342
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	17	484
LendingClub Corp.* (Consumer Finance)	62	476
Lexington Realty Trust (Equity Real Estate Investment Trusts)	226	2,362
LGI Homes, Inc.* (Household Durables)	18	1,090
LHC Group, Inc.* (Health Care Providers & Services)	27	3,510
Liberty Braves Group* - Class C (Entertainment)	35	703
Liberty Latin America, Ltd.* - Class A (Media)	43	460
Liberty Latin America, Ltd.* - Class C (Media)	113	1,168
Liberty Oilfield Services, Inc. (Energy Equipment & Services)	41	194
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	67	157
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	18	1,774
Lindsay Corp. (Machinery)	9	810
Lithia Motors, Inc. - Class A (Specialty Retail)	18	1,990
LivaNova PLC* (Health Care Equipment & Supplies)	43	2,284
Live Oak Bancshares, Inc. (Banks)	26	363
Livent Corp.* (Chemicals)	138	856
LivePerson, Inc.* (Software)	61	1,460
LiveRamp Holdings, Inc.* (IT Services)	70	2,650
Loral Space & Communications, Inc.* (Media)	8	176
Louisiana-Pacific Corp. (Paper & Forest Products)	122	2,441
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	36	1,282
Lumentum Holdings, Inc.* (Communications Equipment)	79	6,393
Luminex Corp. (Life Sciences Tools & Services)	43	1,550
Luxfer Holdings PLC (Machinery)	26	353
M.D.C. Holdings, Inc. (Household Durables)	52	1,521
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	44	1,349
M/I Homes, Inc.* (Household Durables)	27	687
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	87	1,409
MacroGenics, Inc.* (Biotechnology)	40	288
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	9	753
Magellan Health, Inc.* (Health Care Providers & Services)	18	1,093
Magnolia Oil & Gas Corp.* (Oil, Gas & Consumable Fuels)	94	608
Malibu Boats, Inc.* (Leisure Products)	17	584

	Shares	Value
Common Stocks, continued
Mallinckrodt PLC*(a) (Pharmaceuticals)	76	$309
ManTech International Corp. - Class A (IT Services)	27	2,013
Marcus & Millichap, Inc.* (Real Estate Management & Development)	27	784
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	43	3,570
Marten Transport, Ltd. (Road & Rail)	35	785
Masonite International Corp.* (Building Products)	27	1,595
MasTec, Inc.* (Construction & Engineering)	62	2,225
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	104	732
Materion Corp. (Metals & Mining)	18	931
Matrix Service Co.* (Energy Equipment & Services)	25	261
Matson, Inc. (Marine)	43	1,300
Matthews International Corp. - Class A (Commercial Services & Supplies)	27	646
MAX Holdings, Inc. (Real Estate Management & Development)	17	447
Maxar Technologies, Inc. (Aerospace & Defense)	60	757
MAXIMUS, Inc. (IT Services)	62	4,173
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	61	1,006
MBIA, Inc.* (Insurance)	76	619
McGrath RentCorp (Commercial Services & Supplies)	27	1,473
Medifast, Inc. (Personal Products)	9	683
Medpace Holdings* (Life Sciences Tools & Services)	27	2,156
Mercantile Bank Corp. (Banks)	17	401
Mercury Systems, Inc.* (Aerospace & Defense)	52	4,635
Meredith Corp. (Media)	35	519
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	43	507
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	41	492
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	53	2,163
Meritage Homes Corp.* (Household Durables)	36	1,892
Meritor, Inc.* (Machinery)	79	1,620
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	35	645
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	35	1,051
MGE Energy, Inc. (Electric Utilities)	36	2,328
MGP Ingredients, Inc. (Beverages)	9	340
MicroStrategy, Inc.* - Class A (Software)	9	1,137
Middlesex Water Co. (Water Utilities)	18	1,085
Midland States Bancorp, Inc. (Banks)	17	276
Minerals Technologies, Inc. (Chemicals)	36	1,585
Mirati Therapeutics, Inc.* (Biotechnology)	27	2,296
Mobile Mini, Inc. (Commercial Services & Supplies)	43	1,229
MobileIron, Inc.* (Software)	94	478
Model N, Inc.* (Software)	35	1,010
Modine Manufacturing Co.* (Auto Components)	49	227
Moelis & Co. (Capital Markets)	43	1,284
Momenta Pharmaceuticals, Inc.* (Biotechnology)	95	3,012
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	9	300
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	87	1,182
Monro, Inc. (Specialty Retail)	36	1,998
Moog, Inc. - Class A (Aerospace & Defense)	36	1,781
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	16	165
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	76	728
MRC Global, Inc.* (Trading Companies & Distributors)	76	407
MSA Safety, Inc. (Commercial Services & Supplies)	36	4,052
MSG Networks, Inc.* - Class A (Media)	60	713
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	18	383
Mueller Industries, Inc. (Machinery)	53	1,373
Mueller Water Products, Inc. - Class A (Machinery)	156	1,480
Murphy USA, Inc.* (Specialty Retail)	27	2,883
Myers Industries, Inc. (Containers & Packaging)	32	396
Myokardia, Inc.* (Pharmaceuticals)	43	2,701
MYR Group, Inc.* (Construction & Engineering)	17	510
Myriad Genetics, Inc.* (Biotechnology)	70	1,082
Nabors Industries, Ltd. (Energy Equipment & Services)	1	11
Nanostring Technologies, Inc.* (Life Sciences Tools & Services)	35	1,112
Natera, Inc.* (Biotechnology)	52	1,926
National Bank Holdings Corp. (Banks)	27	718
National Beverage Corp.*(a) (Beverages)	9	452
National General Holdings Corp. (Insurance)	69	1,313
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	43	2,368
National Healthcare Corp. (Health Care Providers & Services)	9	615
National Presto Industries, Inc. (Aerospace & Defense)	9	732
National Research Corp. (Health Care Providers & Services)	9	464
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	53	1,509
National Vision Holdings, Inc.* (Specialty Retail)	77	2,041
Natus Medical, Inc.* (Health Care Equipment & Supplies)	35	875
Navistar International Corp.* (Machinery)	53	1,260
NBT Bancorp, Inc. (Banks)	43	1,425
Neenah, Inc. (Paper & Forest Products)	18	879
Nelnet, Inc. - Class A (Consumer Finance)	18	867
Neogen Corp.* (Health Care Equipment & Supplies)	52	3,255

	Shares	Value
Common Stocks, continued
NeoGenomics, Inc.* (Life Sciences Tools & Services)	88	$2,406
NETGEAR, Inc.* (Communications Equipment)	26	623
NetScout Systems, Inc.* (Communications Equipment)	70	1,854
Nevro Corp.* (Health Care Equipment & Supplies)	27	3,176
New Jersey Resources Corp. (Gas Utilities)	88	2,973
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	77	255
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	236	514
Newmark Group, Inc. (Real Estate Management & Development)	138	535
Newpark Resources, Inc.* (Energy Equipment & Services)	87	133
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	18	541
NextGen Healthcare, Inc.* (Health Care Technology)	51	538
NIC, Inc. (IT Services)	61	1,478
Nicolet Bankshares, Inc.* (Banks)	9	495
Nlight, Inc.* (Electronic Equipment, Instruments & Components)	34	536
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	61	825
Noble Corp. PLC* (Energy Equipment & Services)	241	62
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	268	224
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	43	485
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	114	1,210
Northwest Natural Holding Co. (Gas Utilities)	27	1,758
NorthWestern Corp. (Multi-Utilities)	52	3,000
Novagold Resources, Inc.* (Metals & Mining)	225	2,517
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	36	3,128
Novocure, Ltd.* (Health Care Equipment & Supplies)	79	5,197
NOW, Inc.* (Trading Companies & Distributors)	102	629
NuVasive, Inc.* (Health Care Equipment & Supplies)	52	3,166
NV5 Global, Inc.* (Construction & Engineering)	9	421
Oasis Petroleum, Inc.*(a) (Oil, Gas & Consumable Fuels)	314	221
Oceaneering International, Inc.* (Energy Equipment & Services)	94	483
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	53	893
Office Depot, Inc. (Specialty Retail)	531	1,179
Office Properties Income Trust (Equity Real Estate Investment Trusts)	43	1,178
OFG Bancorp (Banks)	52	654
Oil States International, Inc.* (Energy Equipment & Services)	61	210
Old National Bancorp (Banks)	166	2,352
Omeros Corp.* (Pharmaceuticals)	42	698
Omnicell, Inc.* (Health Care Technology)	43	3,135
ONE Gas, Inc. (Gas Utilities)	52	4,144
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	17	267
OneSpan, Inc.* (Software)	35	588
OneSpaWorld Holdings, Ltd. (Diversified Consumer Services)	41	267
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	53	1,720
OPKO Health, Inc.*(a) (Biotechnology)	331	735
Opus Bank (Banks)	17	327
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	58	925
ORBCOMM, Inc.* (Diversified Telecommunication Services)	67	177
Origin Bancorp, Inc. (Banks)	17	379
Orion Engineered Carbons SA (Chemicals)	60	547
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	36	2,246
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	18	638
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	18	1,303
Otter Tail Corp. (Electric Utilities)	36	1,598
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	18	755
P.H. Glatfelter Co. (Paper & Forest Products)	43	628
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	138	456
Pacific Premier Bancorp, Inc. (Banks)	61	1,302
Pacira BioSciences, Inc.* (Pharmaceuticals)	43	1,775
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	18	1,295
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	34	330
Park National Corp. (Banks)	18	1,440
Parsons Corp.* (Aerospace & Defense)	18	673
Patrick Industries, Inc. (Building Products)	27	1,113
Patterson Cos., Inc. (Health Care Providers & Services)	79	1,444
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	95	1,234
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	67	227
Peapack Gladstone Financial Corp. (Banks)	17	321
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	130	1,539
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	104	1,853
Pennsylvania Real Estate Investment Trust(a) (Equity Real Estate Investment Trusts)	67	68
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	27	815
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	69	718
Peoples Bancorp, Inc. (Banks)	17	413
People’s Utah Bancorp (Banks)	17	365

	Shares	Value
Common Stocks, continued
Perdoceo Education Corp.* (Diversified Consumer Services)	69	$897
Perficient, Inc.* (IT Services)	36	1,254
Performance Food Group Co.* (Food & Staples Retailing)	114	3,345
Perspecta, Inc. (IT Services)	140	3,020
Petiq, Inc.* (Health Care Providers & Services)	17	486
PGT Innovations, Inc.* (Building Products)	50	517
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	17	454
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	60	717
Physicians Realty Trust (Equity Real Estate Investment Trusts)	183	2,822
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	122	2,117
Piper Sandler Cos. (Capital Markets)	18	970
Pitney Bowes, Inc. (Commercial Services & Supplies)	173	611
PJT Partners, Inc. - Class A (Capital Markets)	27	1,313
Plantronics, Inc. (Communications Equipment)	34	480
Playags, Inc.* (Hotels, Restaurants & Leisure)	24	105
Plexus Corp.* (Electronic Equipment, Instruments & Components)	27	1,693
Plug Power, Inc.*(a) (Electrical Equipment)	225	942
PNM Resources, Inc. (Electric Utilities)	79	3,199
PolyOne Corp. (Chemicals)	96	2,236
Portland General Electric Co. (Electric Utilities)	88	4,117
Portola Pharmaceuticals, Inc.* (Biotechnology)	61	432
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	62	2,177
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	27	2,763
PQ Group Holdings, Inc.* (Chemicals)	34	398
PRA Group, Inc.* (Consumer Finance)	43	1,193
Precigen, Inc.* (Biotechnology)	67	241
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	41	304
Preferred Bank (Banks)	18	687
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	52	2,116
PriceSmart, Inc. (Food & Staples Retailing)	27	1,716
Primoris Services Corp. (Construction & Engineering)	44	687
Principia BioPharma, Inc.* (Biotechnology)	9	560
ProAssurance Corp. (Insurance)	52	1,112
Progenics Pharmaceuticals, Inc.* (Biotechnology)	85	335
Progress Software Corp. (Software)	43	1,759
ProPetro Holding Corp.* (Energy Equipment & Services)	76	322
PROS Holdings, Inc.* (Software)	36	1,238
Proto Labs, Inc.* (Machinery)	27	2,743
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	61	875
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	18	2,324
PTC Therapeutics, Inc.* (Biotechnology)	52	2,648
Q2 Holdings, Inc.* (Software)	36	2,870
QAD, Inc. (Software)	9	381
QCR Holdings, Inc. (Banks)	18	554
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	233	230
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	52	3,251
Quaker Chemical Corp. (Chemicals)	9	1,369
Qualys, Inc.* (Software)	36	3,795
Quanex Building Products Corp. (Building Products)	34	424
Quidel Corp.* (Health Care Equipment & Supplies)	36	5,004
QuinStreet, Inc.* (Interactive Media & Services)	42	427
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	76	546
R1 RCM, Inc.* (Health Care Providers & Services)	95	980
Radian Group, Inc. (Thrifts & Mortgage Finance)	201	3,010
Radius Health, Inc.* (Biotechnology)	43	675
RadNet, Inc.* (Health Care Providers & Services)	43	607
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	104	1,303
Rapid7, Inc.* (Software)	43	1,959
Raven Industries, Inc. (Industrial Conglomerates)	35	779
RBC Bearings, Inc.* (Machinery)	27	3,420
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	24	160
Realogy Holdings Corp. (Real Estate Management & Development)	112	486
Reata Pharmaceuticals, Inc.* (Pharmaceuticals)	18	2,846
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	8	117
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	69	756
Redfin Corp.* (Real Estate Management & Development)	88	1,860
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	94	385
Regenxbio, Inc.* (Biotechnology)	36	1,434
Regis Corp.* (Diversified Consumer Services)	25	311
Renasant Corp. (Banks)	53	1,390
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	35	868
Rent-A-Center, Inc. (Specialty Retail)	44	876
Repligen Corp.* (Biotechnology)	43	4,993
Republic Bancorp, Inc. - Class A (Banks)	9	300
Resources Connection, Inc. (Professional Services)	25	272
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	113	1,097

	Shares	Value
Common Stocks, continued
Retail Value, Inc. (Equity Real Estate Investment Trusts)	17	$246
Retrophin, Inc.* (Biotechnology)	42	639
Revance Therapeutics, Inc.* (Pharmaceuticals)	42	777
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	105	4,275
Rexnord Corp. (Machinery)	105	2,863
RH* (Specialty Retail)	18	2,587
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	27	509
Rite Aid Corp.* (Food & Staples Retailing)	50	717
RLI Corp. (Insurance)	36	2,622
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	165	1,533
Rocket Pharmaceuticals, Inc.* (Biotechnology)	25	370
Rogers Corp.* (Electronic Equipment, Instruments & Components)	18	1,999
Rosetta Stone, Inc.* (Entertainment)	16	273
RPC, Inc. (Energy Equipment & Services)	58	198
RPT Realty (Equity Real Estate Investment Trusts)	76	518
Rubius Therapeutics, Inc.* (Biotechnology)	33	200
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	27	1,013
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	25	281
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	43	1,520
S&T Bancorp, Inc. (Banks)	36	962
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	174	2,231
Safety Insurance Group, Inc. (Insurance)	18	1,514
Saia, Inc.* (Road & Rail)	27	2,498
SailPoint Technologies Holding, Inc.* (Software)	87	1,617
Sally Beauty Holdings, Inc.* (Specialty Retail)	121	1,175
Sanderson Farms, Inc. (Food Products)	18	2,451
Sandy Spring Bancorp, Inc. (Banks)	36	918
Sangamo Therapeutics, Inc.* (Biotechnology)	111	905
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	70	1,941
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	9	294
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	27	700
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	27	420
Scholastic Corp. (Media)	27	785
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	27	870
Science Applications International Corp. (IT Services)	62	5,062
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	52	656
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	44	963
Seacoast Banking Corp.* (Banks)	53	1,191
SEACOR Holdings, Inc.* (Energy Equipment & Services)	18	509
SeaWorld Entertainment, Inc.*(a) (Hotels, Restaurants & Leisure)	52	764
Select Energy Services, Inc.* (Energy Equipment & Services)	58	278
Select Medical Holdings Corp.* (Health Care Providers & Services)	104	1,775
Selective Insurance Group, Inc. (Insurance)	62	3,107
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	62	2,805
Sensient Technologies Corp. (Chemicals)	43	2,055
Seritage Growth Properties* - Class A (Equity Real Estate Investment Trusts)	35	370
ServisFirst Bancshares, Inc. (Banks)	43	1,527
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	76	858
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	27	1,472
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	43	2,300
Shutterstock, Inc. (Internet & Direct Marketing Retail)	18	684
Signet Jewelers, Ltd. (Specialty Retail)	51	513
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	43	4,180
Simmons First National Corp. - Class A (Banks)	88	1,646
Simply Good Foods Co.* (Food Products)	70	1,320
Simpson Manufacturing Co., Inc. (Building Products)	43	3,100
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	43	3,811
SJW Corp. (Water Utilities)	27	1,607
Skyline Corp.* (Household Durables)	53	1,045
SkyWest, Inc. (Airlines)	52	1,610
Sleep Number Corp.* (Specialty Retail)	27	807
SM Energy Co. (Oil, Gas & Consumable Fuels)	111	450
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	24	164
Sonic Automotive, Inc. - Class A (Specialty Retail)	27	579
Sonos, Inc.* (Household Durables)	68	695
South Jersey Industries, Inc. (Gas Utilities)	88	2,516
South State Corp. (Banks)	36	2,082
Southside Bancshares, Inc. (Banks)	35	1,064
Southwest Gas Holdings, Inc. (Gas Utilities)	52	3,942
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	532	1,719
SP Plus Corp.* (Commercial Services & Supplies)	27	569
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	103	299
Spire, Inc. (Gas Utilities)	52	3,794
Spirit Airlines, Inc.* (Airlines)	70	1,051
SPS Commerce, Inc.* (Software)	36	1,998
SPX Corp.* (Machinery)	43	1,640
SPX FLOW, Inc.* (Machinery)	43	1,401
STAAR Surgical Co.* (Health Care Equipment & Supplies)	43	1,648

	Shares	Value
Common Stocks, continued
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	122	$3,203
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	18	2,849
Standard Motor Products, Inc. (Auto Components)	18	732
Standex International Corp. (Machinery)	9	449
State Auto Financial Corp. (Insurance)	18	452
Steelcase, Inc. - Class A (Commercial Services & Supplies)	86	942
Stemline Therapeutics, Inc.* (Biotechnology)	33	173
Stepan Co. (Chemicals)	18	1,717
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	88	2,206
Stewart Information Services Corp. (Insurance)	27	860
Stifel Financial Corp. (Capital Markets)	70	3,101
Stitch Fix, Inc.*(a) (Internet & Direct Marketing Retail)	43	690
Stock Yards Bancorp, Inc. (Banks)	18	595
Stoneridge, Inc.* (Auto Components)	27	541
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	52	920
Strategic Education, Inc. (Diversified Consumer Services)	18	2,867
Sturm, Ruger & Co., Inc. (Leisure Products)	18	958
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	104	630
Summit Materials, Inc.* - Class A (Construction Materials)	113	1,708
SunCoke Energy, Inc. (Metals & Mining)	85	268
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	58	426
Sunrun, Inc.* (Electrical Equipment)	103	1,445
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	226	2,077
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	53	1,240
Surmodics, Inc.* (Health Care Equipment & Supplies)	9	343
SVMK, Inc.* (Software)	78	1,225
Sykes Enterprises, Inc.* (IT Services)	36	1,031
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	36	2,354
Syneos Health, Inc.* (Life Sciences Tools & Services)	62	3,459
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	18	1,140
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	18	929
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	15	171
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	52	4,149
Tanger Factory Outlet Centers, Inc.(a) (Equity Real Estate Investment Trusts)	86	647
Taylor Morrison Home Corp.* (Household Durables)	131	1,906
Team, Inc.* (Commercial Services & Supplies)	24	148
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	36	5,062
TechTarget, Inc.* (Media)	26	606
TEGNA, Inc. (Media)	209	2,241
Teladoc Health, Inc.* (Health Care Technology)	70	11,521
Tellurian, Inc.*(a) (Oil, Gas & Consumable Fuels)	94	133
Tenable Holdings, Inc.* (Software)	35	912
Tenet Healthcare Corp.* (Health Care Providers & Services)	105	2,119
Tennant Co. (Machinery)	18	1,065
Tenneco, Inc.* (Auto Components)	51	265
Terex Corp. (Machinery)	61	927
Terraform Power, Inc. - Class A (Independent Power and Renewable Electricity Producers)	69	1,195
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	62	3,398
Tetra Tech, Inc. (Commercial Services & Supplies)	52	3,916
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	70	3,297
TG Therapeutics, Inc.* (Biotechnology)	76	894
The Andersons, Inc. (Food & Staples Retailing)	35	594
The Bancorp, Inc.* (Banks)	49	342
The Bank of Nt Butterfield & Son, Ltd. (Banks)	53	1,167
The Boston Beer Co., Inc.* - Class A (Beverages)	9	4,198
The Brink’s Co. (Commercial Services & Supplies)	52	2,658
The Buckle, Inc. (Specialty Retail)	26	398
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	43	958
The Children’s Place, Inc. (Specialty Retail)	18	532
The E.W. Scripps Co. - Class A (Media)	50	404
The Ensign Group, Inc. (Health Care Providers & Services)	52	1,945
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	113	1,433
The Greenbrier Cos., Inc. (Machinery)	35	594
The Manitowoc Co., Inc.* (Machinery)	33	304
The Marcus Corp. (Entertainment)	26	378
The Michaels Cos., Inc.* (Specialty Retail)	85	258
The Providence Service Corp.* (Health Care Providers & Services)	9	522
The St Joe Co.* (Real Estate Management & Development)	35	641
TherapeuticsMD, Inc.*(a) (Pharmaceuticals)	190	300
Theravance Biopharma, Inc.* (Pharmaceuticals)	43	1,254
Thermon Group Holdings, Inc.* (Electrical Equipment)	35	535
Third Point Reinsurance, Ltd.* (Insurance)	67	498
Tidewater, Inc.* (Energy Equipment & Services)	33	190
Tivity Health, Inc.* (Health Care Providers & Services)	42	377
TiVo Corp. (Software)	119	837
Tompkins Financial Corp. (Banks)	18	1,215
Tootsie Roll Industries, Inc. (Food Products)	18	632

	Shares	Value
Common Stocks, continued
TopBuild Corp.* (Household Durables)	36	$3,355
TowneBank (Banks)	61	1,232
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	51	392
TPI Composites, Inc.* (Electrical Equipment)	26	456
Tredegar Corp. (Chemicals)	27	445
Trex Co., Inc.* (Building Products)	62	5,904
TRI Pointe Group, Inc.* (Household Durables)	139	1,596
Tricida, Inc.* (Pharmaceuticals)	18	545
TriCo Bancshares (Banks)	27	813
TriMas Corp.* (Machinery)	44	1,049
TriNet Group, Inc.* (Professional Services)	43	2,106
Trinseo SA (Chemicals)	43	879
Triple-S Management Corp.* (Health Care Providers & Services)	17	288
Tristate Capital Holdings, Inc.* (Banks)	25	356
Triton International, Ltd. (Trading Companies & Distributors)	52	1,611
Triumph Bancorp, Inc.* (Banks)	27	748
Triumph Group, Inc. (Aerospace & Defense)	51	359
Tronox Holdings PLC - Class A (Chemicals)	94	641
TrueBlue, Inc.* (Professional Services)	34	528
TrueCar, Inc.* (Interactive Media & Services)	102	261
Trupanion, Inc.* (Insurance)	27	808
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	93	586
Trustmark Corp. (Banks)	62	1,650
TTEC Holdings, Inc. (IT Services)	18	702
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	95	1,101
Tucows, Inc.* (IT Services)	9	476
Tupperware Brands Corp.(a) (Household Durables)	41	132
Tutor Perini Corp.* (Construction & Engineering)	33	231
Twin River Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	17	268
Twist Bioscience Corp.* (Biotechnology)	17	556
U.S. Concrete, Inc.* (Construction Materials)	18	345
U.S. Ecology, Inc. (Commercial Services & Supplies)	18	590
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	9	680
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	67	129
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	35	644
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	52	3,142
UMB Financial Corp. (Banks)	43	2,186
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	34	442
UniFirst Corp. (Commercial Services & Supplies)	18	3,027
Unisys Corp.* (IT Services)	50	630
Unit Corp.* (Energy Equipment & Services)	49	17
United Bankshares, Inc. (Banks)	97	2,906
United Community Banks, Inc. (Banks)	79	1,670
United Fire Group, Inc. (Insurance)	18	515
United Natural Foods, Inc.* (Food & Staples Retailing)	50	532
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	181	1,278
Unitil Corp. (Multi-Utilities)	18	906
Universal Corp. (Tobacco)	27	1,306
Universal Electronics, Inc.* (Household Durables)	18	743
Universal Forest Products, Inc. (Building Products)	62	2,549
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	9	963
Universal Insurance Holdings, Inc. (Insurance)	26	474
Univest Financial Corp. (Banks)	26	460
Upland Software, Inc.* (Software)	27	854
Upwork, Inc.* (Professional Services)	49	408
Urban Edge Properties (Equity Real Estate Investment Trusts)	113	1,300
Urogen Pharma, Ltd.* (Biotechnology)	18	400
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	26	380
USANA Health Sciences, Inc.* (Personal Products)	18	1,607
Valley National Bancorp (Banks)	375	3,135
Vanda Pharmaceuticals, Inc.* (Biotechnology)	51	587
Varex Imaging Corp.* (Health Care Equipment & Supplies)	35	915
Varonis Systems, Inc.* (Software)	27	1,810
Vector Group, Ltd. (Tobacco)	108	1,156
Vectrus, Inc.* (Aerospace & Defense)	9	468
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	41	448
Veracyte, Inc.* (Biotechnology)	44	1,187
Vericel Corp.* (Biotechnology)	43	624
Verint Systems, Inc.* (Software)	62	2,650
Veritex Holdings, Inc. (Banks)	53	931
Verra Mobility Corp.* - Class C (IT Services)	94	842
Verso Corp.* - Class A (Paper & Forest Products)	34	472
Viad Corp. (Commercial Services & Supplies)	18	431
Viavi Solutions, Inc.* (Communications Equipment)	227	2,742
Vicor Corp.* (Electrical Equipment)	17	904
ViewRay, Inc.* (Health Care Equipment & Supplies)	67	139
Viking Therapeutics, Inc.* (Biotechnology)	58	334
Virtus Investment Partners, Inc. (Capital Markets)	9	731
Virtusa Corp.* (IT Services)	27	891
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	131	2,173
Vista Outdoor, Inc.* (Leisure Products)	49	496
Visteon Corp.* (Auto Components)	27	1,628
Vocera Communications, Inc.* (Health Care Technology)	27	512
Vonage Holdings Corp.* (Diversified Telecommunication Services)	217	1,814

	Shares	Value
Common Stocks, continued
Voyager Therapeutics, Inc.* (Biotechnology)	25	$270
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	94	260
Wabash National Corp. (Machinery)	50	410
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	69	1,004
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	27	1,038
Warrior Met Coal, Inc. (Metals & Mining)	52	653
Washington Federal, Inc. (Thrifts & Mortgage Finance)	79	2,111
Washington Prime Group, Inc.(a) (Equity Real Estate Investment Trusts)	182	156
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	79	1,842
Washington Trust Bancorp, Inc. (Banks)	18	630
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	26	378
Watford Holdings, Ltd.* (Insurance)	17	210
Watts Water Technologies, Inc. - Class A (Machinery)	27	2,225
WaVe Life Sciences, Ltd.*(a) (Pharmaceuticals)	25	217
WD-40 Co. (Household Products)	18	3,137
Welbilt, Inc.* (Machinery)	130	641
Werner Enterprises, Inc. (Road & Rail)	43	1,725
WesBanco, Inc. (Banks)	62	1,530
Westamerica Bancorp (Banks)	27	1,701
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	41	125
Whitestone REIT (Equity Real Estate Investment Trusts)	33	224
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	84	106
Willscot Corp.* (Construction & Engineering)	50	583
Wingstop, Inc. (Hotels, Restaurants & Leisure)	27	3,166
Winnebago Industries, Inc. (Automobiles)	27	1,198
WisdomTree Investments, Inc. (Capital Markets)	129	418
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	88	1,803
Workiva, Inc.* (Software)	36	1,381
World Acceptance Corp.* (Consumer Finance)	9	611
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	62	1,551
Worthington Industries, Inc. (Metals & Mining)	36	952
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	122	3,553
WSFS Financial Corp. (Thrifts & Mortgage Finance)	52	1,517
WW International, Inc.* (Diversified Consumer Services)	43	1,097
Xencor, Inc.* (Biotechnology)	43	1,257
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	113	1,096
Xperi Corp. (Semiconductors & Semiconductor Equipment)	52	795
Yelp, Inc.* (Interactive Media & Services)	70	1,565
Yeti Holdings, Inc.* (Leisure Products)	44	1,215
Yext, Inc.* (Software)	87	1,114
Y-mAbs Therapeutics, Inc.* (Biotechnology)	17	571
York Water Co. (Water Utilities)	9	363
ZIOPHARM Oncology, Inc.* (Biotechnology)	156	437
ZixCorp.* (Software)	49	269
Zogenix, Inc.* (Pharmaceuticals)	43	1,214
Zumiez, Inc.* (Specialty Retail)	17	359
Zuora, Inc.* - Class A (Software)	86	909
TOTAL COMMON STOCKS
(Cost $1,002,150)		1,438,943

	Interest Units	Value
Trust (0.0%)
Ferroglobe PLC*+ (Metals & Mining)	290	$—
TOTAL TRUST
(Cost $-)		—

	Principal Amount	Value
Repurchase Agreements(b)(c) (67.2%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $2,784,001	$2,784,000	$2,784,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,784,000)		2,784,000

	Shares	Value
Collateral for Securities Loaned (0.3%)
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.27%(d)	1,839	$1,839
Fidelity Investments Money Market Government Portfolio-Class I, 1.26%(d)	26	26
Invesco Government & Agency Portfolio-Institutional Shares, 0.28%(d)	24	24
JPMorgan U.S. Government Money Market Fund-Capital Shares, 0.30%(d)	11,772	11,772
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $13,661)		13,661

TOTAL INVESTMENT SECURITIES (Cost $3,799,811) - 102.2%		4,236,604
Net other assets (liabilities) - (2.2)%		(91,602)

NET ASSETS - 100.0%		$4,145,002

*	Non-income producing security.
+	This security was fair valued based on procedures approved by the Board of Trustees. As of April 30, 2020, this security represented less than 0.005% of the net assets of the Fund.
(a)	All or part of this security was on loan as of April 30, 2020. The total value of securities on loan as of April 30, 2020 was $12,256.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $379,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2020.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	2	6/22/20	$130,700	$20,316

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	5/27/20	0.38%	$1,839,354	$(46,388)
Russell 2000 Index	UBS AG	5/27/20	0.13%	745,220	17,400
				$2,584,574	$(28,988)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Small-Cap ProFund invested in the following industries as of April 30, 2020:

	Value	% of Net Assets
Aerospace & Defense	$21,725	0.5%
Air Freight & Logistics	5,670	0.1%
Airlines	3,986	0.1%
Auto Components	15,349	0.4%
Automobiles	1,198	NM
Banks	124,841	3.0%
Beverages	7,109	0.2%
Biotechnology	109,551	2.6%
Building Products	26,530	0.6%
Capital Markets	22,242	0.5%
Chemicals	26,325	0.6%
Commercial Services & Supplies	39,171	0.9%
Communications Equipment	19,460	0.5%
Construction & Engineering	13,996	0.3%
Construction Materials	2,053	0.1%
Consumer Finance	9,389	0.2%
Containers & Packaging	1,311	NM
Distributors	1,329	NM
Diversified Consumer Services	14,292	0.3%
Diversified Financial Services	3,948	0.1%
Diversified Telecommunication Services	10,340	0.3%
Electric Utilities	17,159	0.4%
Electrical Equipment	20,048	0.5%
Electronic Equipment, Instruments & Components	42,561	1.0%
Energy Equipment & Services	6,529	0.2%
Entertainment	3,064	0.1%
Equity Real Estate Investment Trusts	96,026	2.3%
Food & Staples Retailing	11,018	0.3%
Food Products	20,775	0.5%
Gas Utilities	20,709	0.5%
Health Care Equipment & Supplies	68,628	1.7%
Health Care Providers & Services	33,229	0.8%
Health Care Technology	23,357	0.6%
Hotels, Restaurants & Leisure	32,717	0.8%
Household Durables	27,834	0.7%
Household Products	4,475	0.1%
Independent Power and Renewable Electricity Producers	5,478	0.1%
Industrial Conglomerates	779	NM
Insurance	33,682	0.8%
Interactive Media & Services	4,674	0.1%
Internet & Direct Marketing Retail	5,811	0.1%
IT Services	35,924	0.9%
Leisure Products	5,921	0.1%
Life Sciences Tools & Services	12,154	0.3%
Machinery	54,525	1.3%
Marine	1,300	NM
Media	8,361	0.2%
Metals & Mining	16,367	0.4%
Mortgage Real Estate Investment Trusts	11,683	0.3%
Multiline Retail	1,086	NM
Multi-Utilities	10,414	0.3%
Oil, Gas & Consumable Fuels	19,581	0.5%
Paper & Forest Products	6,384	0.2%
Personal Products	4,557	0.1%
Pharmaceuticals	26,742	0.7%
Professional Services	23,721	0.6%
Real Estate Management & Development	8,664	0.2%
Road & Rail	7,761	0.2%
Semiconductors & Semiconductor Equipment	49,623	1.2%
Software	76,386	1.8%
Specialty Retail	28,591	0.7%
Technology Hardware, Storage & Peripherals	2,233	0.1%
Textiles, Apparel & Luxury Goods	11,897	0.3%
Thrifts & Mortgage Finance	25,638	0.6%
Tobacco	2,462	0.1%
Trading Companies & Distributors	17,883	0.4%
Water Utilities	7,845	0.2%
Wireless Telecommunication Services	2,872	0.1%
Other **	2,706,059	65.3%
Total	$4,145,002	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Small-Cap Growth ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2020 (unaudited)

	Shares	Value
Common Stocks (100.0%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	2,773	$23,543
8x8, Inc.* (Software)	2,342	39,720
AAON, Inc. (Building Products)	951	45,306
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,121	13,889
Addus Homecare Corp.* (Health Care Providers & Services)	317	25,683
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	896	49,818
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,694	69,691
AeroVironment, Inc.* (Aerospace & Defense)	296	17,837
Agilysys, Inc.* (Software)	477	9,344
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,124	73,184
Alamo Group, Inc. (Machinery)	227	22,346
Alarm.com Holdings, Inc.* (Software)	849	37,976
Albany International Corp. - Class A (Machinery)	719	36,770
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	680	8,935
Allegiant Travel Co. (Airlines)	308	24,172
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	673	19,059
American States Water Co. (Water Utilities)	858	68,099
American Vanguard Corp. (Chemicals)	327	4,110
American Woodmark Corp.* (Building Products)	366	18,816
America’s Car-Mart, Inc.* (Specialty Retail)	105	6,925
Ameris Bancorp (Banks)	688	17,496
AMERISAFE, Inc. (Insurance)	217	13,816
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	588	27,624
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	409	6,933
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	218	8,722
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	336	11,165
Apogee Enterprises, Inc. (Building Products)	309	6,316
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	516	27,033
Arconic Corp.* (Metals & Mining)	1,130	9,854
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	903	2,474
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	572	5,497
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	526	4,650
Asbury Automotive Group, Inc.* (Specialty Retail)	230	15,525
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	393	9,180
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	825	19,016
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	431	25,442
Balchem Corp. (Chemicals)	754	67,287
Barnes Group, Inc. (Machinery)	689	26,444
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	448	9,256
BioTelemetry, Inc.* (Health Care Providers & Services)	796	37,181
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,379	16,617
Blucora, Inc.* (Capital Markets)	641	9,019
Boot Barn Holdings, Inc.* (Specialty Retail)	668	12,331
Bottomline Technologies, Inc.* (Software)	517	21,523
Brady Corp. - Class A (Commercial Services & Supplies)	791	34,440
Brookline Bancorp, Inc. (Banks)	822	8,393
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	1,691	65,087
Calavo Growers, Inc. (Food Products)	211	12,238
California Water Service Group (Water Utilities)	755	33,915
Callaway Golf Co. (Leisure Products)	2,200	31,504
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	4,832	4,541
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	824	34,608
Cardtronics PLC* - Class A (IT Services)	555	12,710
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	1,091	17,980
Cavco Industries, Inc.* (Household Durables)	200	30,936
Central Pacific Financial Corp. (Banks)	352	6,156
Century Communities, Inc.* (Household Durables)	318	6,812
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	278	8,715
Chart Industries, Inc.* (Machinery)	496	17,717
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	386	6,469
CIRCOR International, Inc.* (Machinery)	464	6,928
City Holding Co. (Banks)	229	15,478
Cleveland-Cliffs, Inc.(a) (Metals & Mining)	5,165	22,622
Coca-Cola Consolidated, Inc. (Beverages)	108	25,431
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	973	81,567
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	436	7,207
Comfort Systems USA, Inc. (Construction & Engineering)	592	19,714
Community Bank System, Inc. (Banks)	688	42,993
Community Health Systems, Inc.* (Health Care Providers & Services)	2,755	8,348
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	477	17,744
Comtech Telecommunications Corp. (Communications Equipment)	569	10,532
CONMED Corp. (Health Care Equipment & Supplies)	664	49,077
Corcept Therapeutics, Inc.* (Pharmaceuticals)	2,405	30,447

	Shares	Value
Common Stocks, continued
Core Laboratories N.V. (Energy Equipment & Services)	409	$8,020
CorVel Corp.* (Health Care Providers & Services)	208	10,960
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	1,604	38,897
CryoLife, Inc.* (Health Care Equipment & Supplies)	480	10,718
CSG Systems International, Inc. (IT Services)	771	37,455
CTS Corp. (Electronic Equipment, Instruments & Components)	413	9,565
Cubic Corp. (Aerospace & Defense)	374	14,291
Cutera, Inc.* (Health Care Equipment & Supplies)	333	4,479
CVB Financial Corp. (Banks)	1,495	31,074
Cytokinetics, Inc.* (Biotechnology)	762	11,514
Dave & Buster’s Entertainment, Inc.(a) (Hotels, Restaurants & Leisure)	412	6,032
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	1,798	8,864
Digi International, Inc.* (Communications Equipment)	663	7,525
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	392	17,401
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	968	49,262
DMC Global, Inc. (Machinery)	345	8,904
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	181	1,718
Dorman Products, Inc.* (Auto Components)	369	23,277
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	254	4,382
Eagle Pharmaceuticals, Inc.* (Biotechnology)	236	12,031
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	970	26,103
Ebix, Inc. (Software)	354	7,409
eHealth, Inc.* (Insurance)	582	62,099
El Paso Electric Co. (Electric Utilities)	552	37,536
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	242	2,960
Emergent BioSolutions, Inc.* (Biotechnology)	627	46,367
Enanta Pharmaceuticals, Inc.* (Biotechnology)	375	17,389
Encore Wire Corp. (Electrical Equipment)	288	13,185
Enerpac Tool Group Corp. (Machinery)	580	9,895
Enova International, Inc.* (Consumer Finance)	789	12,656
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	147	10,400
ESCO Technologies, Inc. (Machinery)	608	46,389
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	2,054	30,173
EVERTEC, Inc. (IT Services)	1,399	35,451
ExlService Holdings, Inc.* (IT Services)	799	49,321
Exponent, Inc. (Professional Services)	1,214	85,381
Extreme Networks, Inc.* (Communications Equipment)	2,846	9,676
Fabrinet* (Electronic Equipment, Instruments & Components)	861	54,028
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	205	11,252
Federal Signal Corp. (Machinery)	1,419	38,214
First BanCorp/Puerto Rico (Banks)	2,388	13,922
First Commonwealth Financial Corp. (Banks)	1,287	12,252
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	467	12,100
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,771	41,264
Forrester Research, Inc.* (Professional Services)	138	4,319
Forward Air Corp. (Air Freight & Logistics)	659	34,004
Foundation Building Materials, Inc.* (Trading Companies & Distributors)	216	2,527
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	952	21,315
Fox Factory Holding Corp.* (Auto Components)	900	45,909
Franklin Electric Co., Inc. (Machinery)	900	45,720
Gentherm, Inc.* (Auto Components)	368	13,778
Geospace Technologies Corp.* (Energy Equipment & Services)	318	1,975
Getty Realty Corp. (Equity Real Estate Investment Trusts)	425	11,543
Gibraltar Industries, Inc.* (Building Products)	538	24,909
Glacier Bancorp, Inc. (Banks)	1,184	45,086
Glaukos Corp.* (Health Care Equipment & Supplies)	925	33,938
Glu Mobile, Inc.* (Entertainment)	2,695	21,021
GMS, Inc.* (Trading Companies & Distributors)	541	9,944
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	1,282	6,384
Greenhill & Co., Inc. (Capital Markets)	159	1,697
Griffon Corp. (Building Products)	994	16,312
H.B. Fuller Co. (Chemicals)	677	24,907
Hanger, Inc.* (Health Care Providers & Services)	873	16,028
Harmonic, Inc.*(a) (Communications Equipment)	2,242	13,004
Harsco Corp.* (Machinery)	881	8,792
Haynes International, Inc.(a) (Metals & Mining)	132	2,917
HealthStream, Inc.* (Health Care Technology)	393	8,970
Heartland Express, Inc. (Road & Rail)	516	10,108
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	3,307	8,400
Heska Corp.* (Health Care Equipment & Supplies)	84	5,947
Hibbett Sports, Inc.* (Specialty Retail)	220	3,395
HMS Holdings Corp.* (Health Care Technology)	1,132	32,460

	Shares	Value
Common Stocks, continued
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	530	$13,197
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,210	12,185
Independent Bank Corp. (Banks)	529	38,559
Innospec, Inc. (Chemicals)	574	41,626
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	398	31,227
Innoviva, Inc.* (Pharmaceuticals)	1,563	22,163
Inogen, Inc.* (Health Care Equipment & Supplies)	268	13,400
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	428	23,236
Installed Building Products, Inc.* (Household Durables)	499	24,606
Inter Parfums, Inc. (Personal Products)	413	18,457
Interface, Inc. (Commercial Services & Supplies)	887	8,196
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	211	13,215
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,090	24,530
iRobot Corp.*(a) (Household Durables)	290	17,678
Itron, Inc.* (Electronic Equipment, Instruments & Components)	825	57,601
J & J Snack Foods Corp. (Food Products)	350	44,460
James River Group Holdings, Ltd. (Insurance)	459	16,285
John B. Sanfilippo & Son, Inc. (Food Products)	203	16,672
John Bean Technologies Corp. (Machinery)	740	56,787
Kaiser Aluminum Corp. (Metals & Mining)	233	16,830
KEMET Corp. (Electronic Equipment, Instruments & Components)	1,359	36,707
Kinsale Capital Group, Inc. (Insurance)	480	52,138
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,450	22,548
Koppers Holdings, Inc.* (Chemicals)	481	7,581
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	742	17,786
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	505	6,590
La-Z-Boy, Inc. (Household Durables)	522	12,241
LCI Industries (Auto Components)	585	50,731
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	381	10,855
Lexington Realty Trust (Equity Real Estate Investment Trusts)	2,841	29,688
LGI Homes, Inc.* (Household Durables)	516	31,259
Lindsay Corp. (Machinery)	112	10,080
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	317	1,585
Lithia Motors, Inc. - Class A (Specialty Retail)	532	58,817
LivePerson, Inc.* (Software)	1,440	34,474
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	493	17,551
M.D.C. Holdings, Inc. (Household Durables)	1,172	34,281
M/I Homes, Inc.* (Household Durables)	350	8,911
ManTech International Corp. - Class A (IT Services)	630	46,973
Marcus & Millichap, Inc.* (Real Estate Management & Development)	281	8,163
Marten Transport, Ltd. (Road & Rail)	530	11,883
Materion Corp. (Metals & Mining)	269	13,918
MAX Holdings, Inc. (Real Estate Management & Development)	295	7,756
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	686	11,312
Medifast, Inc. (Personal Products)	273	20,715
Medpace Holdings* (Life Sciences Tools & Services)	642	51,270
Mercer International, Inc. (Paper & Forest Products)	494	4,980
Meritage Homes Corp.* (Household Durables)	479	25,176
Meritor, Inc.* (Machinery)	930	19,065
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	57	13,566
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	810	14,920
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	601	18,042
MGP Ingredients, Inc. (Beverages)	136	5,131
MicroStrategy, Inc.* - Class A (Software)	108	13,644
Mobile Mini, Inc. (Commercial Services & Supplies)	538	15,371
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,620	51,353
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	170	5,668
Monro, Inc. (Specialty Retail)	435	24,137
Moog, Inc. - Class A (Aerospace & Defense)	371	18,357
Mueller Industries, Inc. (Machinery)	881	22,818
MYR Group, Inc.* (Construction & Engineering)	185	5,550
National Bank Holdings Corp. (Banks)	529	14,061
National Beverage Corp.*(a) (Beverages)	129	6,480
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	789	22,471
Natus Medical, Inc.* (Health Care Equipment & Supplies)	423	10,571
NBT Bancorp, Inc. (Banks)	526	17,426
Neenah, Inc. (Paper & Forest Products)	182	8,893
Neogen Corp.* (Health Care Equipment & Supplies)	783	49,009
NeoGenomics, Inc.* (Life Sciences Tools & Services)	2,443	66,792
Newpark Resources, Inc.* (Energy Equipment & Services)	1,068	1,634
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	402	12,088
NextGen Healthcare, Inc.* (Health Care Technology)	611	6,446
NIC, Inc. (IT Services)	1,565	37,920

	Shares	Value
Common Stocks, continued
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	1,587	$21,456
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	475	5,353
Northwest Natural Holding Co. (Gas Utilities)	354	23,045
Omnicell, Inc.* (Health Care Technology)	617	44,979
OneSpan, Inc.* (Software)	762	12,802
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	631	20,482
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	197	6,984
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	399	28,880
Pacira BioSciences, Inc.* (Pharmaceuticals)	664	27,417
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	862	8,379
Patrick Industries, Inc. (Building Products)	526	21,682
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	108	4,963
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,161	15,081
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	409	6,532
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	316	1,988
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	2,342	24,357
Perdoceo Education Corp.* (Diversified Consumer Services)	725	9,425
Perficient, Inc.* (IT Services)	764	26,610
PetMed Express, Inc. (Internet & Direct Marketing Retail)	245	9,695
Piper Sandler Cos. (Capital Markets)	191	10,297
Plexus Corp.* (Electronic Equipment, Instruments & Components)	680	42,629
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	688	70,416
PRA Group, Inc.* (Consumer Finance)	501	13,897
Preferred Bank (Banks)	319	12,170
PriceSmart, Inc. (Food & Staples Retailing)	229	14,551
Progenics Pharmaceuticals, Inc.* (Biotechnology)	968	3,814
Progress Software Corp. (Software)	1,047	42,833
Proto Labs, Inc.* (Machinery)	401	40,738
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	2,608	2,571
Qualys, Inc.* (Software)	780	82,242
QuinStreet, Inc.* (Interactive Media & Services)	1,078	10,952
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	1,661	2,840
RadNet, Inc.* (Health Care Providers & Services)	974	13,753
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,384	17,342
Raven Industries, Inc. (Industrial Conglomerates)	836	18,618
Regenxbio, Inc.* (Biotechnology)	734	29,228
Rent-A-Center, Inc. (Specialty Retail)	1,153	22,950
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	1,493	14,490
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	63	3,747
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,391	1,254
Rogers Corp.* (Electronic Equipment, Instruments & Components)	433	48,080
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	415	4,671
Safehold, Inc. (Equity Real Estate Investment Trusts)	308	17,790
Safety Insurance Group, Inc. (Insurance)	163	13,712
Saia, Inc.* (Road & Rail)	607	56,160
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	157	5,121
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	725	23,359
Seacoast Banking Corp.* (Banks)	683	15,347
SEACOR Holdings, Inc.* (Energy Equipment & Services)	224	6,330
Select Medical Holdings Corp.* (Health Care Providers & Services)	1,305	22,276
ServisFirst Bancshares, Inc. (Banks)	1,077	38,255
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	727	39,629
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	613	32,802
Shutterstock, Inc. (Internet & Direct Marketing Retail)	447	16,986
Simpson Manufacturing Co., Inc. (Building Products)	942	67,918
Sleep Number Corp.* (Specialty Retail)	665	19,884
South Jersey Industries, Inc. (Gas Utilities)	1,429	40,856
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,112	3,225
SPS Commerce, Inc.* (Software)	816	45,296
SPX Corp.* (Machinery)	1,033	39,388
SPX FLOW, Inc.* (Machinery)	994	32,375
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	210	33,236
Stepan Co. (Chemicals)	259	24,709
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,811	45,402
Strategic Education, Inc. (Diversified Consumer Services)	275	43,808
Sunrun, Inc.* (Electrical Equipment)	1,163	16,317
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	686	16,052
Surmodics, Inc.* (Health Care Equipment & Supplies)	176	6,706
Sykes Enterprises, Inc.* (IT Services)	477	13,657
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	181	11,465
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	241	12,440
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	469	5,342

	Shares	Value
Common Stocks, continued
TechTarget, Inc.* (Media)	538	$12,546
Tennant Co. (Machinery)	428	25,325
The Buckle, Inc. (Specialty Retail)	421	6,446
The E.W. Scripps Co. - Class A (Media)	600	4,842
The Ensign Group, Inc. (Health Care Providers & Services)	715	26,748
The Pennant Group, Inc.* (Health Care Providers & Services)	610	12,072
The St Joe Co.* (Real Estate Management & Development)	737	13,487
Tivity Health, Inc.* (Health Care Providers & Services)	1	9
Tompkins Financial Corp. (Banks)	160	10,802
TopBuild Corp.* (Household Durables)	796	74,179
Tredegar Corp. (Chemicals)	334	5,504
Triumph Bancorp, Inc.* (Banks)	380	10,530
Triumph Group, Inc. (Aerospace & Defense)	1,176	8,279
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	1,178	7,421
TTEC Holdings, Inc. (IT Services)	414	16,138
U.S. Ecology, Inc. (Commercial Services & Supplies)	282	9,244
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	298	22,499
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	931	17,121
UniFirst Corp. (Commercial Services & Supplies)	359	60,365
United Community Banks, Inc. (Banks)	1,295	27,383
Universal Electronics, Inc.* (Household Durables)	326	13,457
Universal Forest Products, Inc. (Building Products)	1,434	58,966
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	293	31,339
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	442	6,458
Vanda Pharmaceuticals, Inc.* (Biotechnology)	710	8,165
Varex Imaging Corp.* (Health Care Equipment & Supplies)	539	14,084
Vector Group, Ltd. (Tobacco)	1,725	18,458
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,143	12,493
Veritex Holdings, Inc. (Banks)	552	9,693
Viad Corp. (Commercial Services & Supplies)	282	6,760
Viavi Solutions, Inc.* (Communications Equipment)	5,376	64,942
Vicor Corp.* (Electrical Equipment)	431	22,916
Virtus Investment Partners, Inc. (Capital Markets)	172	13,978
Virtusa Corp.* (IT Services)	698	23,034
Vonage Holdings Corp.* (Diversified Telecommunication Services)	2,400	20,064
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	671	25,788
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	907	21,151
Watts Water Technologies, Inc. - Class A (Machinery)	645	53,147
WD-40 Co. (Household Products)	322	56,118
Westamerica Bancorp (Banks)	344	21,672
Wingstop, Inc. (Hotels, Restaurants & Leisure)	688	80,681
Winnebago Industries, Inc. (Automobiles)	786	34,875
Xencor, Inc.* (Biotechnology)	658	19,233
Xperi Corp. (Semiconductors & Semiconductor Equipment)	1,157	17,679
Yeti Holdings, Inc.* (Leisure Products)	1,075	29,681
Zumiez, Inc.* (Specialty Retail)	477	10,084
TOTAL COMMON STOCKS (Cost $6,568,323)		7,487,217

Collateral for Securities Loaned (0.7%)
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.27%(b)	7,323	7,323
Fidelity Investments Money Market Government Portfolio-Class I, 1.26%(b)	103	103
Invesco Government & Agency Portfolio-Institutional Shares, 0.28%(b)	94	94
JPMorgan U.S. Government Money Market Fund-Capital Shares, 0.30%(b)	46,876	46,876
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $54,396)		54,396

TOTAL INVESTMENT SECURITIES (Cost $6,622,719) - 100.7%		7,541,613
Net other assets (liabilities) - (0.7)%		(49,896)

NET ASSETS - 100.0%		$7,491,717

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2020. The total value of securities on loan as of April 30, 2020 was $49,822.
(b)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2020.

Small-Cap Growth ProFund invested in the following industries as of April 30, 2020:

	Value	% of Net Assets
Aerospace & Defense	$128,455	1.7%
Air Freight & Logistics	34,004	0.5%
Airlines	24,172	0.3%
Auto Components	133,695	1.8%
Automobiles	34,875	0.5%
Banks	408,748	5.5%
Beverages	37,042	0.5%
Biotechnology	202,319	2.7%
Building Products	260,225	3.5%
Capital Markets	34,991	0.5%
Chemicals	175,724	2.3%
Commercial Services & Supplies	137,216	1.8%
Communications Equipment	105,679	1.4%
Construction & Engineering	25,264	0.3%
Consumer Finance	26,553	0.4%
Diversified Consumer Services	53,232	0.7%
Diversified Telecommunication Services	126,161	1.7%
Electric Utilities	37,536	0.5%
Electrical Equipment	52,418	0.7%
Electronic Equipment, Instruments & Components	418,669	5.6%
Energy Equipment & Services	26,359	0.4%
Entertainment	21,021	0.3%
Equity Real Estate Investment Trusts	450,023	6.0%
Food & Staples Retailing	14,551	0.2%
Food Products	73,371	1.0%
Gas Utilities	63,901	0.9%
Health Care Equipment & Supplies	280,570	3.7%
Health Care Providers & Services	223,181	3.0%
Health Care Technology	104,320	1.4%
Hotels, Restaurants & Leisure	180,128	2.4%
Household Durables	279,537	3.7%
Household Products	56,118	0.8%
Industrial Conglomerates	18,618	0.3%
Insurance	158,050	2.1%
Interactive Media & Services	10,952	0.1%
Internet & Direct Marketing Retail	61,502	0.8%
IT Services	299,269	4.0%
Leisure Products	61,185	0.8%
Life Sciences Tools & Services	118,062	1.6%
Machinery	567,843	7.6%
Media	17,388	0.2%
Metals & Mining	66,141	0.9%
Mortgage Real Estate Investment Trusts	35,391	0.5%
Oil, Gas & Consumable Fuels	44,620	0.6%
Paper & Forest Products	37,232	0.5%
Personal Products	39,172	0.5%
Pharmaceuticals	111,734	1.5%
Professional Services	89,700	1.2%
Real Estate Management & Development	59,579	0.8%
Road & Rail	78,151	1.0%
Semiconductors & Semiconductor Equipment	439,275	5.9%
Software	347,263	4.6%
Specialty Retail	180,495	2.4%
Technology Hardware, Storage & Peripherals	32,407	0.4%
Textiles, Apparel & Luxury Goods	84,299	1.1%
Thrifts & Mortgage Finance	106,054	1.4%
Tobacco	18,457	0.2%
Trading Companies & Distributors	39,504	0.5%
Water Utilities	102,014	1.4%
Wireless Telecommunication Services	32,802	0.4%
Other **	4,500	NM
Total	$7,491,717	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Small-Cap Value ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2020 (unaudited)

	Shares	Value
Common Stocks (99.8%)
AAR Corp. (Aerospace & Defense)	535	$10,475
Abercrombie & Fitch Co. - Class A (Specialty Retail)	1,032	10,919
ABM Industries, Inc. (Commercial Services & Supplies)	1,093	37,698
Acadia Realty Trust (Equity Real Estate Investment Trusts)	647	8,016
Acorda Therapeutics, Inc.* (Biotechnology)	788	758
ADTRAN, Inc. (Communications Equipment)	782	8,039
AdvanSix, Inc.* (Chemicals)	466	5,676
Aegion Corp.* (Construction & Engineering)	505	8,105
AeroVironment, Inc.* (Aerospace & Defense)	148	8,918
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	635	8,344
Allegiance Bancshares, Inc. (Banks)	308	7,725
AMAG Pharmaceuticals, Inc.* (Biotechnology)	558	4,481
Ambac Financial Group, Inc.* (Insurance)	739	12,711
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	308	8,723
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	1,848	7,983
American Equity Investment Life Holding Co. (Insurance)	1,491	31,342
American Public Education, Inc.* (Diversified Consumer Services)	252	6,494
American Vanguard Corp. (Chemicals)	199	2,501
America’s Car-Mart, Inc.* (Specialty Retail)	31	2,044
Ameris Bancorp (Banks)	599	15,233
AMERISAFE, Inc. (Insurance)	161	10,251
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	357	16,772
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	273	4,627
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	614	6,404
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	494	45,872
Apogee Enterprises, Inc. (Building Products)	217	4,435
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	2,345	19,111
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	273	14,302
Applied Optoelectronics, Inc.*(a) (Communications Equipment)	319	3,420
ArcBest Corp. (Road & Rail)	413	8,413
Archrock, Inc. (Energy Equipment & Services)	2,100	10,101
Arconic Corp.* (Metals & Mining)	790	6,889
Arcosa, Inc. (Construction & Engineering)	793	29,556
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	612	1,677
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	515	4,949
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	599	5,295
Asbury Automotive Group, Inc.* (Specialty Retail)	158	10,665
Astec Industries, Inc. (Machinery)	364	14,600
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	423	13,896
ATN International, Inc. (Diversified Telecommunication Services)	176	10,933
Avista Corp. (Multi-Utilities)	1,093	47,043
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	252	5,887
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	301	6,938
AZZ, Inc. (Electrical Equipment)	426	13,372
B&G Foods, Inc.(a) - Class A (Food Products)	1,042	20,236
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	173	10,212
Banc of California, Inc. (Banks)	729	7,596
Banner Corp. (Banks)	573	22,020
Barnes & Noble Education, Inc.* (Specialty Retail)	643	1,151
Barnes Group, Inc. (Machinery)	298	11,437
Bel Fuse, Inc. - Class B (Electronic Equipment, Instruments & Components)	168	1,253
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	303	6,260
Berkshire Hills Bancorp, Inc. (Banks)	708	12,064
Big Lots, Inc. (Multiline Retail)	647	15,172
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure)	308	6,732
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	456	5,495
Blucora, Inc.* (Capital Markets)	357	5,023
Boise Cascade Co. (Paper & Forest Products)	637	19,918
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	308	5,378
Boston Private Financial Holdings, Inc. (Banks)	1,369	10,404
Bottomline Technologies, Inc.* (Software)	262	10,907
Brady Corp. - Class A (Commercial Services & Supplies)	257	11,190
Briggs & Stratton Corp.(a) (Machinery)	704	1,598
Brookline Bancorp, Inc. (Banks)	729	7,443
Cadence Bancorp (Banks)	2,108	13,955
CalAmp Corp.* (Communications Equipment)	561	3,770
Calavo Growers, Inc. (Food Products)	120	6,960
Caleres, Inc. (Specialty Retail)	668	5,417
California Water Service Group (Water Utilities)	257	11,544
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	3,016	2,834
Cal-Maine Foods, Inc.* (Food Products)	497	20,630
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	1,557	8,081
Cardtronics PLC* - Class A (IT Services)	199	4,557
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	803	13,233
CBL & Associates Properties, Inc.* (Equity Real Estate Investment Trusts)	2,845	822

	Shares	Value
Common Stocks, continued
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,413	$1,484
Central Garden & Pet Co.* (Household Products)	158	5,205
Central Garden & Pet Co.* - Class A (Household Products)	660	20,070
Central Pacific Financial Corp. (Banks)	219	3,830
Century Aluminum Co.* (Metals & Mining)	813	3,537
Century Communities, Inc.* (Household Durables)	245	5,248
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	161	5,047
Chart Industries, Inc.* (Machinery)	237	8,466
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	770	5,783
Chefs’ Warehouse, Inc.* (Food & Staples Retailing)	418	5,885
Chico’s FAS, Inc. (Specialty Retail)	1,946	2,919
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	826	12,101
City Holding Co. (Banks)	107	7,232
Clearwater Paper Corp.* (Paper & Forest Products)	273	6,536
Cleveland-Cliffs, Inc.(a) (Metals & Mining)	2,862	12,535
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	380	6,281
Columbia Banking System, Inc. (Banks)	1,185	31,983
Comfort Systems USA, Inc. (Construction & Engineering)	183	6,094
Community Bank System, Inc. (Banks)	364	22,746
Computer Programs & Systems, Inc. (Health Care Technology)	199	4,782
Conn’s, Inc.*(a) (Specialty Retail)	319	2,156
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	428	3,249
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	1,180	7,399
Cooper Tire & Rubber Co. (Auto Components)	818	17,333
Cooper-Standard Holding, Inc.* (Auto Components)	273	3,508
Core Laboratories N.V. (Energy Equipment & Services)	443	8,687
Core-Mark Holding Co., Inc. (Distributors)	739	21,239
Covetrus, Inc.* (Health Care Providers & Services)	1,598	18,999
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	599	3,768
CryoLife, Inc.* (Health Care Equipment & Supplies)	273	6,096
CTS Corp. (Electronic Equipment, Instruments & Components)	245	5,674
Cubic Corp. (Aerospace & Defense)	250	9,553
Customers Bancorp, Inc.* (Banks)	477	6,087
CVB Financial Corp. (Banks)	1,134	23,570
Cytokinetics, Inc.* (Biotechnology)	433	6,543
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	614	2,775
Dave & Buster’s Entertainment, Inc. (Hotels, Restaurants & Leisure)	217	3,177
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	8,082	2,873
Designer Brands, Inc. (Specialty Retail)	910	5,779
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	3,288	20,484
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	507	8,330
Donnelley Financial Solutions, Inc.* (Capital Markets)	510	3,713
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	352	3,340
Dorman Products, Inc.* (Auto Components)	219	13,815
Dril-Quip, Inc.* (Energy Equipment & Services)	599	19,845
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	199	3,433
DXP Enterprises, Inc.* (Trading Companies & Distributors)	262	3,909
Eagle Bancorp, Inc. (Banks)	550	19,294
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	530	14,262
Ebix, Inc. (Software)	120	2,512
Echo Global Logistics, Inc.* (Air Freight & Logistics)	446	7,818
El Paso Electric Co. (Electric Utilities)	278	18,904
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	148	1,810
Emergent BioSolutions, Inc.* (Biotechnology)	278	20,558
Employers Holdings, Inc. (Insurance)	522	15,853
Encore Capital Group, Inc.* (Consumer Finance)	451	11,717
Encore Wire Corp. (Electrical Equipment)	143	6,547
Endo International PLC* (Pharmaceuticals)	3,308	15,216
Enerpac Tool Group Corp. (Machinery)	479	8,172
EnPro Industries, Inc. (Machinery)	339	15,374
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	120	8,490
Era Group, Inc.* (Energy Equipment & Services)	331	1,695
Ethan Allen Interiors, Inc. (Household Durables)	405	4,581
Express, Inc.* (Specialty Retail)	1,105	2,287
Exterran Corp.* (Energy Equipment & Services)	461	3,135
EZCORP, Inc.* - Class A (Consumer Finance)	859	4,810
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	143	7,849
Ferro Corp.* (Chemicals)	1,351	13,469
FGL Holdings (Diversified Financial Services)	2,146	22,275
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	334	2,430
First BanCorp/Puerto Rico (Banks)	1,889	11,013

	Shares	Value
Common Stocks, continued
First Commonwealth Financial Corp. (Banks)	711	$6,769
First Financial Bancorp (Banks)	1,629	25,054
First Midwest Bancorp, Inc. (Banks)	1,802	26,634
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	234	6,063
Forrester Research, Inc.* (Professional Services)	79	2,473
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	762	3,018
Foundation Building Materials, Inc.* (Trading Companies & Distributors)	143	1,673
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	469	10,501
Franklin Financial Network, Inc. (Banks)	219	5,195
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	1,759	9,569
Fresh Del Monte Produce, Inc. (Food Products)	497	14,169
FutureFuel Corp. (Chemicals)	423	4,391
GameStop Corp.*(a) - Class A (Specialty Retail)	1,081	6,194
Gannett Co., Inc. (Media)	2,019	2,281
Garrett Motion, Inc.* (Auto Components)	1,226	6,682
GCP Applied Technologies, Inc.* (Chemicals)	887	15,186
Genesco, Inc.* (Specialty Retail)	227	4,297
Gentherm, Inc.* (Auto Components)	278	10,408
Getty Realty Corp. (Equity Real Estate Investment Trusts)	262	7,116
Gibraltar Industries, Inc.* (Building Products)	148	6,852
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	711	8,056
Glacier Bancorp, Inc. (Banks)	573	21,820
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	1,470	21,153
GMS, Inc.* (Trading Companies & Distributors)	308	5,661
Granite Construction, Inc. (Construction & Engineering)	767	12,609
Great Western Bancorp, Inc. (Banks)	928	17,446
Green Dot Corp.* - Class A (Consumer Finance)	770	23,485
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	556	3,264
Greenhill & Co., Inc. (Capital Markets)	143	1,526
Group 1 Automotive, Inc. (Specialty Retail)	288	16,298
Guess?, Inc. (Specialty Retail)	706	6,601
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	6,413	16,385
H.B. Fuller Co. (Chemicals)	357	13,134
Hanmi Financial Corp. (Banks)	515	6,216
Harsco Corp.* (Machinery)	680	6,786
Haverty Furniture Cos., Inc. (Specialty Retail)	301	4,073
Hawaiian Holdings, Inc. (Airlines)	757	10,901
Hawkins, Inc. (Chemicals)	158	5,914
Haynes International, Inc. (Metals & Mining)	115	2,542
HCI Group, Inc. (Insurance)	104	4,332
HealthStream, Inc.* (Health Care Technology)	148	3,378
Heartland Express, Inc. (Road & Rail)	408	7,993
Heidrick & Struggles International, Inc. (Professional Services)	308	6,912
Heritage Financial Corp. (Banks)	601	12,050
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	591	3,091
Heska Corp.* (Health Care Equipment & Supplies)	54	3,823
Hibbett Sports, Inc.* (Specialty Retail)	143	2,206
HighPoint Resources Corp.* (Oil, Gas & Consumable Fuels)	1,800	597
Hillenbrand, Inc. (Machinery)	1,223	25,622
HMS Holdings Corp.* (Health Care Technology)	652	18,696
HomeStreet, Inc. (Thrifts & Mortgage Finance)	400	10,220
Hope Bancorp, Inc. (Banks)	2,087	20,766
Horace Mann Educators Corp. (Insurance)	680	23,909
Hub Group, Inc.* - Class A (Air Freight & Logistics)	550	26,460
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	645	6,495
Independent Bank Corp. (Banks)	199	14,505
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	1,068	19,961
Inogen, Inc.* (Health Care Equipment & Supplies)	115	5,750
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	288	15,636
Insteel Industries, Inc. (Building Products)	303	5,324
Integer Holdings Corp.* (Health Care Equipment & Supplies)	530	39,464
Interface, Inc. (Commercial Services & Supplies)	339	3,132
INTL. FCStone, Inc.* (Capital Markets)	265	10,589
Invacare Corp. (Health Care Equipment & Supplies)	550	4,136
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	2,636	8,013
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	41	2,568
Iridium Communications, Inc.* (Diversified Telecommunication Services)	826	18,589
iRobot Corp.*(a) (Household Durables)	257	15,667
iStar, Inc. (Equity Real Estate Investment Trusts)	1,228	12,305
J.C. Penney Co., Inc.* (Multiline Retail)	4,935	1,253
James River Group Holdings, Ltd. (Insurance)	171	6,067
Kaiser Aluminum Corp. (Metals & Mining)	97	7,006
Kaman Corp. - Class A (Trading Companies & Distributors)	466	18,063
Kelly Services, Inc. - Class A (Professional Services)	545	8,420
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	1,381	14,128

	Shares	Value
Common Stocks, continued
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	392	$6,186
Knowles Corp.* (Electronic Equipment, Instruments & Components)	392	6,096
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	767	14,887
Korn Ferry (Professional Services)	910	26,235
Kraton Corp.* (Chemicals)	522	8,148
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	522	12,512
Lannett Co., Inc.* (Pharmaceuticals)	545	5,199
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	296	3,863
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	7,952	8,668
La-Z-Boy, Inc. (Household Durables)	392	9,192
Lexington Realty Trust (Equity Real Estate Investment Trusts)	2,077	21,704
Lindsay Corp. (Machinery)	104	9,360
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	224	1,120
Livent Corp.* (Chemicals)	2,398	14,868
LSB Industries, Inc.* (Chemicals)	373	742
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	308	10,965
Lumber Liquidators Holdings, Inc.*(a) (Specialty Retail)	471	3,321
Luminex Corp. (Life Sciences Tools & Services)	686	24,730
Lydall, Inc.* (Machinery)	285	3,192
M/I Homes, Inc.* (Household Durables)	217	5,525
Macy’s, Inc. (Multiline Retail)	5,036	29,512
Magellan Health, Inc.* (Health Care Providers & Services)	357	21,680
Marcus & Millichap, Inc.* (Real Estate Management & Development)	189	5,490
MarineMax, Inc.* (Specialty Retail)	354	5,101
Marten Transport, Ltd. (Road & Rail)	265	5,941
Materion Corp. (Metals & Mining)	148	7,657
Matrix Service Co.* (Energy Equipment & Services)	441	4,604
Matson, Inc. (Marine)	706	21,349
Matthews International Corp. - Class A (Commercial Services & Supplies)	515	12,329
MAX Holdings, Inc. (Real Estate Management & Development)	89	2,340
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	594	9,795
Mercer International, Inc. (Paper & Forest Products)	311	3,135
Meredith Corp. (Media)	660	9,788
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	711	8,532
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	907	37,024
Meritage Homes Corp.* (Household Durables)	252	13,245
Meritor, Inc.* (Machinery)	558	11,439
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	23	5,474
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	189	5,674
MGP Ingredients, Inc. (Beverages)	120	4,528
MicroStrategy, Inc.* - Class A (Software)	54	6,822
Mobile Mini, Inc. (Commercial Services & Supplies)	349	9,971
Momenta Pharmaceuticals, Inc.* (Biotechnology)	724	22,951
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	79	2,634
Monro, Inc. (Specialty Retail)	237	13,151
Moog, Inc. - Class A (Aerospace & Defense)	265	13,112
Motorcar Parts of America, Inc.* (Auto Components)	308	4,383
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	270	2,784
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	298	6,338
Mueller Industries, Inc. (Machinery)	313	8,107
Myers Industries, Inc. (Containers & Packaging)	581	7,181
MYR Group, Inc.* (Construction & Engineering)	148	4,440
Myriad Genetics, Inc.* (Biotechnology)	1,223	18,908
Nabors Industries, Ltd. (Energy Equipment & Services)	112	1,654
National Bank Holdings Corp. (Banks)	143	3,801
National Beverage Corp.*(a) (Beverages)	104	5,224
National Presto Industries, Inc. (Aerospace & Defense)	84	6,830
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	413	11,762
Natus Medical, Inc.* (Health Care Equipment & Supplies)	262	6,547
NBT Bancorp, Inc. (Banks)	354	11,728
Neenah, Inc. (Paper & Forest Products)	148	7,231
Neogen Corp.* (Health Care Equipment & Supplies)	308	19,278
NETGEAR, Inc.* (Communications Equipment)	494	11,846
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	5,992	13,063
Newpark Resources, Inc.* (Energy Equipment & Services)	730	1,117
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	97	2,917
NextGen Healthcare, Inc.* (Health Care Technology)	364	3,840
Noble Corp. PLC* (Energy Equipment & Services)	4,091	1,055
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	382	4,305
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	1,947	20,658
Northwest Natural Holding Co. (Gas Utilities)	247	16,080
Oasis Petroleum, Inc.*(a) (Oil, Gas & Consumable Fuels)	12,759	8,981

	Shares	Value
Common Stocks, continued
Oceaneering International, Inc.* (Energy Equipment & Services)	1,626	$8,358
Office Depot, Inc. (Specialty Retail)	8,972	19,918
Office Properties Income Trust (Equity Real Estate Investment Trusts)	787	21,564
OFG Bancorp (Banks)	838	10,542
Oil States International, Inc.* (Energy Equipment & Services)	1,002	3,447
Old National Bancorp (Banks)	2,791	39,548
Olympic Steel, Inc. (Metals & Mining)	150	1,416
Omnicell, Inc.* (Health Care Technology)	252	18,371
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	362	11,751
Opus Bank (Banks)	357	6,862
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,012	16,131
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	171	6,062
Owens & Minor, Inc. (Health Care Providers & Services)	1,035	7,328
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	278	11,654
P.H. Glatfelter Co. (Paper & Forest Products)	726	10,600
Pacific Premier Bancorp, Inc. (Banks)	976	20,838
Pacira BioSciences, Inc.* (Pharmaceuticals)	219	9,043
Park Aerospace Corp. (Aerospace & Defense)	321	4,273
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	104	4,779
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	780	10,132
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	168	2,683
Pennsylvania Real Estate Investment Trust(a) (Equity Real Estate Investment Trusts)	992	1,002
Perdoceo Education Corp.* (Diversified Consumer Services)	650	8,450
PetMed Express, Inc. (Internet & Direct Marketing Retail)	158	6,252
PGT Innovations, Inc.* (Building Products)	958	9,906
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	336	8,975
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,106	13,217
Piper Sandler Cos. (Capital Markets)	148	7,979
Pitney Bowes, Inc. (Commercial Services & Supplies)	2,796	9,870
Plantronics, Inc. (Communications Equipment)	533	7,526
Powell Industries, Inc. (Electrical Equipment)	148	3,755
PRA Group, Inc.* (Consumer Finance)	390	10,819
PriceSmart, Inc. (Food & Staples Retailing)	199	12,645
ProAssurance Corp. (Insurance)	887	18,973
Progenics Pharmaceuticals, Inc.* (Biotechnology)	737	2,904
ProPetro Holding Corp.* (Energy Equipment & Services)	1,359	5,762
Proto Labs, Inc.* (Machinery)	158	16,051
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	989	14,192
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	5,559	5,481
Quaker Chemical Corp. (Chemicals)	209	31,794
Quanex Building Products Corp. (Building Products)	545	6,796
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	861	10,788
Range Resources Corp.(a) (Oil, Gas & Consumable Fuels)	3,420	19,939
Rayonier Advanced Materials, Inc. (Chemicals)	834	1,485
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	579	3,862
Realogy Holdings Corp. (Real Estate Management & Development)	1,876	8,142
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	209	3,058
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,848	7,577
Regis Corp.* (Diversified Consumer Services)	398	4,943
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	637	15,804
Resources Connection, Inc. (Professional Services)	492	5,353
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	856	8,307
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	51	3,033
RPC, Inc. (Energy Equipment & Services)	839	2,861
RPT Realty (Equity Real Estate Investment Trusts)	1,318	8,989
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	163	1,835
S&T Bancorp, Inc. (Banks)	635	16,961
Safety Insurance Group, Inc. (Insurance)	120	10,094
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,144	31,723
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	89	2,903
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	413	10,705
Scholastic Corp. (Media)	505	14,680
Seacoast Banking Corp.* (Banks)	362	8,134
SEACOR Holdings, Inc.* (Energy Equipment & Services)	138	3,900
Select Medical Holdings Corp.* (Health Care Providers & Services)	841	14,356
Seneca Foods Corp.* - Class A (Food Products)	115	4,138
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	336	17,979
Shoe Carnival, Inc. (Specialty Retail)	148	3,496
Signet Jewelers, Ltd. (Specialty Retail)	864	8,692
Simmons First National Corp. - Class A (Banks)	1,871	34,988
SkyWest, Inc. (Airlines)	826	25,565

	Shares	Value
Common Stocks, continued
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,751	$7,092
Smart Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	212	5,361
Sonic Automotive, Inc. - Class A (Specialty Retail)	392	8,401
South Jersey Industries, Inc. (Gas Utilities)	517	14,781
Southside Bancshares, Inc. (Banks)	522	15,874
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	8,880	28,682
SpartanNash Co. (Food & Staples Retailing)	601	10,307
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,076	3,120
Spok Holdings, Inc. (Wireless Telecommunication Services)	291	2,986
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	120	18,992
Standard Motor Products, Inc. (Auto Components)	336	13,672
Standex International Corp. (Machinery)	199	9,918
Stepan Co. (Chemicals)	148	14,119
Stewart Information Services Corp. (Insurance)	387	12,330
Strategic Education, Inc. (Diversified Consumer Services)	168	26,763
Sturm, Ruger & Co., Inc. (Leisure Products)	273	14,523
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	1,725	10,454
SunCoke Energy, Inc. (Metals & Mining)	1,430	4,505
Sunrun, Inc.* (Electrical Equipment)	471	6,608
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	382	8,939
Surmodics, Inc.* (Health Care Equipment & Supplies)	104	3,962
Sykes Enterprises, Inc.* (IT Services)	298	8,532
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	191	12,098
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	143	7,382
Tailored Brands, Inc.(a) (Specialty Retail)	834	1,384
Tanger Factory Outlet Centers, Inc.(a) (Equity Real Estate Investment Trusts)	1,527	11,483
Team, Inc.* (Commercial Services & Supplies)	500	3,085
TETRA Technologies, Inc.* (Energy Equipment & Services)	2,065	1,004
The Andersons, Inc. (Food & Staples Retailing)	530	8,994
The Buckle, Inc. (Specialty Retail)	171	2,618
The Cato Corp. - Class A (Specialty Retail)	359	4,042
The Children’s Place, Inc. (Specialty Retail)	237	7,006
The E.W. Scripps Co. - Class A (Media)	479	3,866
The Ensign Group, Inc. (Health Care Providers & Services)	321	12,009
The Greenbrier Cos., Inc. (Machinery)	530	8,999
The Marcus Corp. (Entertainment)	380	5,525
The Michaels Cos., Inc.* (Specialty Retail)	1,257	3,821
The Providence Service Corp.* (Health Care Providers & Services)	189	10,964
Third Point Reinsurance, Ltd.* (Insurance)	1,312	9,761
TimkenSteel Corp.* (Metals & Mining)	658	1,711
Titan International, Inc. (Machinery)	834	1,176
Tivity Health, Inc.* (Health Care Providers & Services)	711	6,378
TiVo Corp. (Software)	2,069	14,545
Tompkins Financial Corp. (Banks)	94	6,346
Tredegar Corp. (Chemicals)	168	2,769
Trinseo SA (Chemicals)	647	13,231
Triumph Bancorp, Inc.* (Banks)	115	3,187
TrueBlue, Inc.* (Professional Services)	647	10,048
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	765	4,820
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,608	18,637
Tupperware Brands Corp.(a) (Household Durables)	806	2,595
U.S. Concrete, Inc.* (Construction Materials)	257	4,929
U.S. Ecology, Inc. (Commercial Services & Supplies)	217	7,113
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,219	2,340
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	237	2,453
Unisys Corp.* (IT Services)	844	10,626
United Community Banks, Inc. (Banks)	387	8,183
United Fire Group, Inc. (Insurance)	352	10,067
United Insurance Holdings Corp. (Insurance)	344	2,941
United Natural Foods, Inc.* (Food & Staples Retailing)	872	9,278
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	3,173	22,400
Universal Corp. (Tobacco)	408	19,735
Universal Insurance Holdings, Inc. (Insurance)	497	9,060
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	178	2,601
USANA Health Sciences, Inc.* (Personal Products)	199	17,755
Valaris PLC*(a) (Energy Equipment & Services)	3,243	1,477
Vanda Pharmaceuticals, Inc.* (Biotechnology)	382	4,393
Varex Imaging Corp.* (Health Care Equipment & Supplies)	250	6,533
Vector Group, Ltd. (Tobacco)	686	7,340
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	390	2,149
Veritex Holdings, Inc. (Banks)	387	6,796
Veritiv Corp.* (Trading Companies & Distributors)	209	1,958
Viad Corp. (Commercial Services & Supplies)	143	3,428
Vista Outdoor, Inc.* (Leisure Products)	948	9,594
Vonage Holdings Corp.* (Diversified Telecommunication Services)	2,059	17,213
Wabash National Corp. (Machinery)	892	7,314

	Shares	Value
Common Stocks, continued
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	1,152	$16,761
Warrior Met Coal, Inc. (Metals & Mining)	838	10,516
Washington Prime Group, Inc.(a) (Equity Real Estate Investment Trusts)	3,062	2,633
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	691	16,114
Westamerica Bancorp (Banks)	199	12,537
Whitestone REIT (Equity Real Estate Investment Trusts)	668	4,529
WisdomTree Investments, Inc. (Capital Markets)	1,930	6,253
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,325	27,148
World Acceptance Corp.* (Consumer Finance)	97	6,581
Xencor, Inc.* (Biotechnology)	349	10,201
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,845	17,897
TOTAL COMMON STOCKS (Cost $4,263,266)		4,483,614

	Principal Amount	Value
Repurchase Agreements(b) (0.3%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $12,000	$12,000	$12,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,000)		12,000

	Shares	Value
Collateral for Securities Loaned (0.9%)
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.27%(c)	5,485	$5,485
Fidelity Investments Money Market Government Portfolio-Class I, 1.26%(c)	77	77
Invesco Government & Agency Portfolio-Institutional Shares, 0.28%(c)	70	70
JPMorgan U.S. Government Money Market Fund-Capital Shares, 0.30%(c)	35,106	35,106
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $40,738)		40,738

TOTAL INVESTMENT SECURITIES (Cost $4,316,004) - 101.0%		4,536,352
Net other assets (liabilities) - (1.0)%		(45,523)

NET ASSETS - 100.0%		$4,490,829

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2020. The total value of securities on loan as of April 30, 2020 was $35,620.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2020.

Small-Cap Value ProFund invested in the following industries as of April 30, 2020:

	Value	% of Net Assets
Aerospace & Defense	$53,161	1.2%
Air Freight & Logistics	48,174	1.1%
Airlines	36,466	0.8%
Auto Components	77,784	1.7%
Banks	584,974	13.0%
Beverages	9,752	0.2%
Biotechnology	94,817	2.1%
Building Products	33,313	0.7%
Capital Markets	51,845	1.2%
Chemicals	147,426	3.3%
Commercial Services & Supplies	97,816	2.2%
Communications Equipment	34,601	0.8%
Construction & Engineering	60,804	1.3%
Construction Materials	4,929	0.1%
Consumer Finance	57,412	1.3%
Containers & Packaging	7,181	0.2%
Distributors	21,239	0.5%
Diversified Consumer Services	46,650	1.0%
Diversified Financial Services	22,275	0.5%
Diversified Telecommunication Services	66,235	1.5%
Electric Utilities	18,904	0.4%
Electrical Equipment	30,282	0.7%
Electronic Equipment, Instruments & Components	195,125	4.3%
Energy Equipment & Services	81,042	1.8%
Entertainment	5,525	0.1%
Equity Real Estate Investment Trusts	371,211	8.3%
Food & Staples Retailing	47,109	1.0%
Food Products	66,133	1.5%
Gas Utilities	30,861	0.7%
Health Care Equipment & Supplies	180,987	4.0%
Health Care Providers & Services	112,254	2.5%
Health Care Technology	61,165	1.4%
Hotels, Restaurants & Leisure	27,171	0.6%
Household Durables	56,053	1.2%
Household Products	25,275	0.6%
Insurance	177,690	4.0%
Internet & Direct Marketing Retail	26,364	0.6%
IT Services	23,715	0.5%
Leisure Products	24,117	0.5%
Life Sciences Tools & Services	24,730	0.5%
Machinery	167,611	3.7%
Marine	21,349	0.5%
Media	30,615	0.7%
Metals & Mining	58,314	1.3%
Mortgage Real Estate Investment Trusts	71,188	1.6%
Multiline Retail	45,937	1.0%
Multi-Utilities	47,043	1.0%
Oil, Gas & Consumable Fuels	145,732	3.2%
Paper & Forest Products	47,420	1.1%
Personal Products	17,755	0.4%
Pharmaceuticals	51,999	1.2%
Professional Services	59,441	1.3%
Real Estate Management & Development	15,972	0.4%
Road & Rail	22,347	0.5%
Semiconductors & Semiconductor Equipment	86,756	1.9%
Software	34,786	0.8%
Specialty Retail	163,958	3.6%
Textiles, Apparel & Luxury Goods	72,149	1.6%
Thrifts & Mortgage Finance	75,525	1.7%
Tobacco	27,075	0.6%
Trading Companies & Distributors	45,566	1.0%
Water Utilities	11,544	0.3%
Wireless Telecommunication Services	20,965	0.5%
Other **	7,215	0.2%
Total	$4,490,829	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Technology UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2020 (unaudited)

	Shares	Value
Common Stocks (68.4%)
ACI Worldwide, Inc.* (Software)	523	$14,330
Adobe, Inc.* (Software)	2,194	775,886
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	5,300	277,667
Akamai Technologies, Inc.* (IT Services)	732	71,524
Alphabet, Inc.* - Class A (Interactive Media & Services)	1,357	1,827,472
Alphabet, Inc.* - Class C (Interactive Media & Services)	1,356	1,828,783
Alteryx, Inc.* (Software)	220	24,900
Amdocs, Ltd. (IT Services)	616	39,695
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,669	182,922
Anaplan, Inc.* (Software)	387	15,813
Angi Homeservices, Inc.*(a) (Interactive Media & Services)	314	2,127
ANSYS, Inc.* (Software)	387	101,328
Apple, Inc. (Technology Hardware, Storage & Peripherals)	18,930	5,561,633
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,188	208,060
Arista Networks, Inc.* (Communications Equipment)	246	53,948
Aspen Technology, Inc.* (Software)	308	31,493
Autodesk, Inc.* (Software)	998	186,756
Avalara, Inc.* (Software)	298	26,632
Blackbaud, Inc. (Software)	222	12,268
Booz Allen Hamilton Holding Corp. (IT Services)	637	46,781
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,798	488,373
CACI International, Inc.* - Class A (IT Services)	113	28,266
Cadence Design Systems, Inc.* (Software)	1,271	103,116
Cargurus, Inc.* (Interactive Media & Services)	324	7,413
CDK Global, Inc. (Software)	550	21,604
CDW Corp. (Electronic Equipment, Instruments & Components)	650	72,020
CenturyLink, Inc. (Diversified Telecommunication Services)	4,448	47,238
Cerence, Inc.* (Software)	164	3,470
Ceridian HCM Holding, Inc.* (Software)	455	26,831
Cerner Corp. (Health Care Technology)	1,422	98,673
Chewy, Inc.* - Class A (Internet & Direct Marketing Retail)	243	10,507
Ciena Corp.* (Communications Equipment)	702	32,468
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	263	19,883
Cisco Systems, Inc. (Communications Equipment)	19,225	814,755
Citrix Systems, Inc. (Software)	555	80,481
Cognizant Technology Solutions Corp. - Class A (IT Services)	2,483	144,064
CommScope Holding Co., Inc.* (Communications Equipment)	880	9,689
CommVault Systems, Inc.* (Software)	190	8,111
Coupa Software, Inc.* (Software)	286	50,362
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	487	21,004
Crowdstrike Holdings, Inc.* - Class A (Software)	95	6,428
Dell Technologies, Inc.* - Class C (Technology Hardware, Storage & Peripherals)	704	30,054
DocuSign, Inc.* (Software)	567	59,393
Dropbox, Inc.* (Software)	977	20,537
DXC Technology Co. (IT Services)	1,161	21,049
Dynatrace, Inc.* (Software)	292	8,716
eBay, Inc. (Internet & Direct Marketing Retail)	3,465	138,011
EchoStar Corp.* - Class A (Communications Equipment)	208	6,562
Elastic NV* (Software)	148	9,493
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	611	33,135
EPAM Systems, Inc.* (IT Services)	249	55,002
Etsy, Inc.* (Internet & Direct Marketing Retail)	537	34,835
F5 Networks, Inc.* (Communications Equipment)	275	38,297
Facebook, Inc.* - Class A (Interactive Media & Services)	10,907	2,232,771
Fair Isaac Corp.* (Software)	130	45,882
FireEye, Inc.* (Software)	982	11,303
Fortinet, Inc.* (Software)	643	69,277
Garmin, Ltd. (Household Durables)	655	53,160
Gartner, Inc.* (IT Services)	405	48,118
GCI Liberty, Inc.* (Media)	432	26,279
GoDaddy, Inc.* - Class A (IT Services)	803	55,752
GrubHub, Inc.* (Internet & Direct Marketing Retail)	414	19,785
Guidewire Software, Inc.* (Software)	374	33,974
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	5,865	59,002
HP, Inc. (Technology Hardware, Storage & Peripherals)	6,715	104,149
Hubspot, Inc.* (Software)	183	30,859
IAC/InterActiveCorp* (Interactive Media & Services)	327	73,078
Intel Corp. (Semiconductors & Semiconductor Equipment)	19,714	1,182,447
InterDigital, Inc. (Communications Equipment)	140	8,088
International Business Machines Corp. (IT Services)	4,014	503,997
Intuit, Inc. (Software)	1,179	318,106
j2 Global, Inc. (Software)	210	16,934
Juniper Networks, Inc. (Communications Equipment)	1,517	32,767
KBR, Inc. (IT Services)	642	13,007
KLA Corp. (Semiconductors & Semiconductor Equipment)	715	117,324
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	658	167,974
Leidos Holdings, Inc. (IT Services)	604	59,681

	Shares	Value
Common Stocks, continued
LogMeIn, Inc. (Software)	221	$18,887
Lumentum Holdings, Inc.* (Communications Equipment)	349	28,238
Manhattan Associates, Inc.* (Software)	288	20,431
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	3,022	80,808
Match Group, Inc.*(a) (Interactive Media & Services)	245	18,855
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,226	67,405
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,083	95,012
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	5,017	240,264
Microsoft Corp. (Software)	34,573	6,195,826
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	248	24,857
Mongodb, Inc.* (IT Services)	159	25,779
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	184	36,783
Motorola Solutions, Inc. (Communications Equipment)	777	111,739
NCR Corp.* (Technology Hardware, Storage & Peripherals)	578	11,861
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,035	45,302
NetScout Systems, Inc.* (Communications Equipment)	297	7,865
New Relic, Inc.* (Software)	227	12,188
NortonLifelock, Inc. (Software)	2,597	55,238
Nuance Communications, Inc.* (Software)	1,281	25,876
Nutanix, Inc.* (Software)	661	13,544
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,771	809,908
Okta, Inc.* (IT Services)	510	77,163
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,862	29,876
Oracle Corp. (Software)	9,818	520,059
Palo Alto Networks, Inc.* (Communications Equipment)	443	87,054
Paycom Software, Inc.* (Software)	222	57,946
Paylocity Holding Corp.* (Software)	163	18,668
Pegasystems, Inc. (Software)	174	14,550
Perspecta, Inc. (IT Services)	622	13,417
Pluralsight, Inc.* - Class A (Software)	374	6,149
Proofpoint, Inc.* (Software)	256	31,163
PTC, Inc.* (Software)	472	32,686
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	1,020	14,688
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	525	51,466
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	5,174	407,039
RealPage, Inc.* (Software)	361	23,281
RingCentral, Inc.* - Class A (Software)	339	77,472
Salesforce.com, Inc.* (Software)	4,019	650,877
Science Applications International Corp. (IT Services)	222	18,129
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,047	52,298
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	301	13,617
ServiceNow, Inc.* (Software)	855	300,567
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	197	19,152
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	772	80,195
Slack Technologies, Inc.*(a) - Class A (Software)	176	4,697
Smartsheet, Inc.* (Software)	413	21,773
Snap, Inc.* (Interactive Media & Services)	3,560	62,692
SolarWinds Corp.* (Software)	297	5,043
Splunk, Inc.* (Software)	700	98,252
SS&C Technologies Holdings, Inc. (Software)	997	54,995
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	185	16,199
Synopsys, Inc.* (Software)	681	106,999
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	160	22,502
Teradata Corp.* (IT Services)	509	12,516
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	759	47,468
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,236	491,673
Trade Desk, Inc. (The)* (Software)	181	52,957
Twilio, Inc.* (IT Services)	566	63,562
Twitter, Inc.* (Interactive Media & Services)	3,519	100,925
Tyler Technologies, Inc.* (Software)	177	56,762
Ubiquiti, Inc. (Communications Equipment)	55	8,912
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	192	28,823
Veeva Systems, Inc.* - Class A (Health Care Technology)	596	113,716
Verint Systems, Inc.* (Software)	304	12,993
VeriSign, Inc.* (IT Services)	468	98,041
ViaSat, Inc.* (Communications Equipment)	261	11,066
Viavi Solutions, Inc.* (Communications Equipment)	1,041	12,575
VMware, Inc.* - Class A (Software)	357	46,953
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,347	62,070
Workday, Inc.* - Class A (Software)	743	114,348
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	844	15,437
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,141	99,723
Zendesk, Inc.* (Software)	508	39,055
Zillow Group, Inc.* - Class A (Interactive Media & Services)	157	6,836
Zillow Group, Inc.* - Class C (Interactive Media & Services)	568	24,969
Zoom Video Communications, Inc.* - Class A (Software)	116	15,680

	Shares	Value
Common Stocks, continued
Zscaler, Inc.* (Software)	296	$19,856
TOTAL COMMON STOCKS (Cost $11,789,413)		31,617,818

	Principal Amount	Value
Repurchase Agreements(b)(c) (25.2%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $11,615,003	$11,615,000	$11,615,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,615,000)		11,615,000

	Shares	Value
Collateral for Securities Loaned (0.1%)
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.27%(d)	3,118	$3,118
Fidelity Investments Money Market Government Portfolio-Class I, 1.26%(d)	44	44
Invesco Government & Agency Portfolio-Institutional Shares, 0.28%(d)	40	40
JPMorgan U.S. Government Money Market Fund-Capital Shares, 0.30%(d)	19,959	19,959
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $23,161)		23,161

TOTAL INVESTMENT SECURITIES (Cost $23,427,574) - 93.7%		43,255,979
Net other assets (liabilities) - 6.3%		2,906,505

NET ASSETS - 100.0%		$46,162,484

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2020. The total value of securities on loan as of April 30, 2020 was $21,998.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $6,301,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2020.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Technology Index	Goldman Sachs International	5/26/20	0.63%	$20,050,590	$1,026,554
Dow Jones U.S. Technology Index	UBS AG	5/26/20	0.73%	17,347,394	705,771
				$37,397,984	$1,732,325

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Technology UltraSector ProFund invested in the following industries as of April 30, 2020:

	Value	% of Net Assets
Communications Equipment	$1,264,023	2.7%
Diversified Telecommunication Services	47,238	0.1%
Electronic Equipment, Instruments & Components	110,721	0.2%
Health Care Technology	212,389	0.5%
Household Durables	53,160	0.1%
Interactive Media & Services	6,185,922	13.4%
Internet & Direct Marketing Retail	203,138	0.4%
IT Services	1,395,543	3.0%
Media	26,279	0.1%
Semiconductors & Semiconductor Equipment	5,322,858	11.5%
Software	10,840,053	23.5%
Technology Hardware, Storage & Peripherals	5,956,494	12.9%
Other **	14,544,666	31.6%
Total	$46,162,484	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Telecommunications UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2020 (unaudited)

	Shares	Value
Common Stocks (78.1%)
Acacia Communications, Inc.* (Communications Equipment)	150	$10,154
ADTRAN, Inc. (Communications Equipment)	194	1,994
Applied Optoelectronics, Inc.* (Communications Equipment)	77	825
Arista Networks, Inc.* (Communications Equipment)	194	42,544
AT&T, Inc. (Diversified Telecommunication Services)	5,227	159,267
ATN International, Inc. (Diversified Telecommunication Services)	44	2,733
CalAmp Corp.* (Communications Equipment)	138	927
CenturyLink, Inc. (Diversified Telecommunication Services)	3,328	35,343
Ciena Corp.* (Communications Equipment)	621	28,721
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	204	2,989
Cisco Systems, Inc. (Communications Equipment)	925	39,202
CommScope Holding Co., Inc.* (Communications Equipment)	779	8,577
Comtech Telecommunications Corp. (Communications Equipment)	99	1,832
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	290	1,818
EchoStar Corp.* - Class A (Communications Equipment)	184	5,805
Extreme Networks, Inc.* (Communications Equipment)	489	1,663
F5 Networks, Inc.* (Communications Equipment)	244	33,979
Garmin, Ltd. (Household Durables)	479	38,876
GCI Liberty, Inc.* (Media)	381	23,176
Globalstar, Inc.* (Diversified Telecommunication Services)	2,489	796
Harmonic, Inc.*(a) (Communications Equipment)	387	2,245
Iridium Communications, Inc.* (Diversified Telecommunication Services)	391	8,799
Juniper Networks, Inc. (Communications Equipment)	1,345	29,052
Lumentum Holdings, Inc.* (Communications Equipment)	311	25,163
Motorola Solutions, Inc. (Communications Equipment)	230	33,076
NETGEAR, Inc.* (Communications Equipment)	122	2,926
NetScout Systems, Inc.* (Communications Equipment)	266	7,044
ORBCOMM, Inc.* (Diversified Telecommunication Services)	313	826
Plantronics, Inc. (Communications Equipment)	132	1,864
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	188	10,060
Spok Holdings, Inc. (Wireless Telecommunication Services)	72	739

	Shares	Value
Common Stocks, continued
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	394	$7,730
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	715	62,777
U.S. Cellular Corp.* (Wireless Telecommunication Services)	61	1,942
Ubiquiti, Inc. (Communications Equipment)	50	8,102
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,161	181,600
ViaSat, Inc.* (Communications Equipment)	231	9,794
Viavi Solutions, Inc.* (Communications Equipment)	924	11,162
Vonage Holdings Corp.* (Diversified Telecommunication Services)	917	7,666
TOTAL COMMON STOCKS (Cost $684,141)		853,788

	Principal Amount	Value
Repurchase Agreements(b)(c) (20.6%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $226,000	$226,000	$226,000
TOTAL REPURCHASE AGREEMENTS (Cost $226,000)		226,000

	Shares	Value
Collateral for Securities Loaned (0.1%)
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.27%(d)	221	$221
Fidelity Investments Money Market Government Portfolio-Class I, 1.26%(d)	3	3
Invesco Government & Agency Portfolio-Institutional Shares, 0.28%(d)	3	3
JPMorgan U.S. Government Money Market Fund-Capital Shares, 0.30%(d)	1,411	1,411
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,638)		1,638

TOTAL INVESTMENT SECURITIES (Cost $911,779) - 98.8%		1,081,426
Net other assets (liabilities) - 1.2%		13,395

NET ASSETS - 100.0%		$1,094,821

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2020. The total value of securities on loan as of April 30, 2020 was $1,520.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $226,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2020.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Telecommunications Index	Goldman Sachs International	5/26/20	0.63%	$480,573	$13,958
Dow Jones U.S. Select Telecommunications Index	UBS AG	5/26/20	0.48%	294,951	4,237
				$775,524	$18,195

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Telecommunications UltraSector ProFund invested in the following industries as of April 30, 2020:

	Value	% of Net Assets
Communications Equipment	$306,651	28.0%
Diversified Telecommunication Services	401,838	36.7%
Household Durables	38,876	3.6%
Media	23,176	2.2%
Wireless Telecommunication Services	83,247	7.6%
Other **	241,033	21.9%
Total	$1,094,821	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

U.S. Government Plus ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2020 (unaudited)

	Principal Amount	Value
U.S. Treasury Obligation (43.2%)
U.S. Treasury Bond, 2.00%, 2/15/50	$13,120,000	$15,420,100
TOTAL U.S. TREASURY OBLIGATION (Cost $13,130,201)		15,420,100

Repurchase Agreements(a)(b) (58.1%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $20,716,006	20,716,000	20,716,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,716,000)		20,716,000

TOTAL INVESTMENT SECURITIES (Cost $33,846,201) - 101.3%		$36,136,100
Net other assets (liabilities) - (1.3)%		(473,219)

NET ASSETS - 100.0%		$35,662,881

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $209,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 2.00%, due 2/15/50	Citibank North America	5/15/20	0.15%	$28,736,391	$(183,445)
30-Year U.S. Treasury Bond, 2.00%, due 2/15/50	Societe’ Generale	5/15/20	0.23%	470,125	(1,778)
				$29,206,516	$(185,223)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraBear ProFund  :: Schedule of Portfolio Investments :: April 30, 2020 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (103.2%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $11,923,003	$11,923,000	$11,923,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,923,000)		11,923,000

TOTAL INVESTMENT SECURITIES (Cost $11,923,000) - 103.2%		11,923,000
Net other assets (liabilities) - (3.2)%		(371,789)

NET ASSETS - 100.0%		$11,551,211

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $3,154,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	22	6/22/20	$(3,191,375)	$(440,084)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	5/27/20	(0 .48)%	$(11,951,630)	$(186,398)
S&P 500	UBS AG	5/27/20	(0 .28)%	(7,902,524)	(92,524)
				$(19,854,154)	$(278,922)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraBull ProFund  :: Schedule of Portfolio Investments :: April 30, 2020 (unaudited)

	Shares	Value
Common Stocks (53.4%)
3M Co. (Industrial Conglomerates)	880	$133,690
A.O. Smith Corp. (Building Products)	210	8,900
Abbott Laboratories (Health Care Equipment & Supplies)	2,706	249,196
AbbVie, Inc. (Biotechnology)	2,265	186,183
ABIOMED, Inc.* (Health Care Equipment & Supplies)	68	13,005
Accenture PLC - Class A (IT Services)	972	180,005
Activision Blizzard, Inc. (Entertainment)	1,175	74,883
Adobe, Inc.* (Software)	741	262,047
Advance Auto Parts, Inc. (Specialty Retail)	105	12,696
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,791	93,830
Aflac, Inc. (Insurance)	1,123	41,821
Agilent Technologies, Inc. (Life Sciences Tools & Services)	473	36,260
Air Products & Chemicals, Inc. (Chemicals)	339	76,472
Akamai Technologies, Inc.* (IT Services)	249	24,330
Alaska Air Group, Inc. (Airlines)	189	6,146
Albemarle Corp. (Chemicals)	162	9,952
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	176	27,648
Alexion Pharmaceuticals, Inc.* (Biotechnology)	339	36,432
Align Technology, Inc.* (Health Care Equipment & Supplies)	109	23,419
Allegion PLC (Building Products)	142	14,277
Allergan PLC (Pharmaceuticals)	503	94,232
Alliance Data Systems Corp. (IT Services)	64	3,204
Alliant Energy Corp. (Electric Utilities)	367	17,818
Alphabet, Inc.* - Class A (Interactive Media & Services)	458	616,789
Alphabet, Inc.* - Class C (Interactive Media & Services)	456	614,989
Altria Group, Inc. (Tobacco)	2,860	112,255
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	638	1,578,412
Amcor PLC (Containers & Packaging)	2,482	22,263
Ameren Corp. (Multi-Utilities)	378	27,500
American Airlines Group, Inc.(a) (Airlines)	599	7,194
American Electric Power Co., Inc. (Electric Utilities)	755	62,748
American Express Co. (Consumer Finance)	1,027	93,714
American International Group, Inc. (Insurance)	1,334	33,924
American Tower Corp. (Equity Real Estate Investment Trusts)	679	161,602
American Water Works Co., Inc. (Water Utilities)	276	33,586
Ameriprise Financial, Inc. (Capital Markets)	195	22,413
AmerisourceBergen Corp. (Health Care Providers & Services)	231	20,711
AMETEK, Inc. (Electrical Equipment)	350	29,355
Amgen, Inc. (Biotechnology)	910	217,691
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	454	40,070
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	564	61,814
ANSYS, Inc.* (Software)	132	34,562
Anthem, Inc. (Health Care Providers & Services)	388	108,923
Aon PLC (Insurance)	359	61,989
Apache Corp. (Oil, Gas & Consumable Fuels)	575	7,521
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	226	8,513
Apple, Inc. (Technology Hardware, Storage & Peripherals)	6,394	1,878,556
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,415	70,297
Aptiv PLC (Auto Components)	392	27,263
Archer-Daniels-Midland Co. (Food Products)	853	31,680
Arista Networks, Inc.* (Communications Equipment)	83	18,202
Arthur J. Gallagher & Co. (Insurance)	286	22,451
Assurant, Inc. (Insurance)	93	9,880
AT&T, Inc. (Diversified Telecommunication Services)	11,186	340,837
Atmos Energy Corp. (Gas Utilities)	182	18,559
Autodesk, Inc.* (Software)	339	63,437
Automatic Data Processing, Inc. (IT Services)	662	97,109
AutoZone, Inc.* (Specialty Retail)	36	36,732
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	214	34,871
Avery Dennison Corp. (Containers & Packaging)	128	14,130
Baker Hughes Co. - Class A (Energy Equipment & Services)	997	13,908
Ball Corp. (Containers & Packaging)	501	32,860
Bank of America Corp. (Banks)	12,395	298,099
Baxter International, Inc. (Health Care Equipment & Supplies)	781	69,337
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	416	105,052
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	2,995	561,143
Best Buy Co., Inc. (Specialty Retail)	349	26,779
Biogen, Inc.* (Biotechnology)	276	81,925
BlackRock, Inc. - Class A (Capital Markets)	181	90,869
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	66	97,718
BorgWarner, Inc. (Auto Components)	317	9,057
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	220	21,380
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,134	79,982
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,590	218,308
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	606	164,602
Broadridge Financial Solutions, Inc. (IT Services)	176	20,416
Brown-Forman Corp. - Class B (Beverages)	280	17,416
C.H. Robinson Worldwide, Inc.(a) (Air Freight & Logistics)	207	14,676
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	625	13,513
Cadence Design Systems, Inc.* (Software)	429	34,805
Campbell Soup Co. (Food Products)	258	12,895

	Shares	Value
Common Stocks, continued
Capital One Financial Corp. (Consumer Finance)	713	$46,174
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	232	3,538
Cardinal Health, Inc. (Health Care Providers & Services)	449	22,217
CarMax, Inc.* (Specialty Retail)	252	18,560
Carnival Corp.(a) - Class A (Hotels, Restaurants & Leisure)	713	11,337
Carrier Global Corp.* (Building Products)	1,242	21,996
Caterpillar, Inc. (Machinery)	845	98,340
CBOE Global Markets, Inc. (Capital Markets)	171	16,994
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	513	22,023
CDW Corp. (Electronic Equipment, Instruments & Components)	220	24,376
Celanese Corp. (Chemicals)	185	15,368
Centene Corp.* (Health Care Providers & Services)	893	59,456
CenterPoint Energy, Inc. (Multi-Utilities)	771	13,130
CenturyLink, Inc. (Diversified Telecommunication Services)	1,504	15,972
Cerner Corp. (Health Care Technology)	481	33,377
CF Industries Holdings, Inc. (Chemicals)	334	9,185
Charter Communications, Inc.* - Class A (Media)	241	119,350
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,895	266,340
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	40	35,142
Chubb, Ltd. (Insurance)	694	74,959
Church & Dwight Co., Inc. (Household Products)	377	26,386
Cigna Corp. (Health Care Providers & Services)	571	111,790
Cincinnati Financial Corp. (Insurance)	233	15,331
Cintas Corp. (Commercial Services & Supplies)	129	28,616
Cisco Systems, Inc. (Communications Equipment)	6,494	275,217
Citigroup, Inc. (Banks)	3,343	162,336
Citizens Financial Group, Inc. (Banks)	665	14,889
Citrix Systems, Inc. (Software)	176	25,522
CME Group, Inc. (Capital Markets)	549	97,837
CMS Energy Corp. (Multi-Utilities)	433	24,720
Cognizant Technology Solutions Corp. - Class A (IT Services)	839	48,679
Colgate-Palmolive Co. (Household Products)	1,312	92,194
Comcast Corp. - Class A (Media)	6,951	261,567
Comerica, Inc. (Banks)	220	7,669
Conagra Brands, Inc. (Food Products)	746	24,946
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	309	17,526
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,682	70,812
Consolidated Edison, Inc. (Multi-Utilities)	507	39,952
Constellation Brands, Inc. - Class A (Beverages)	255	41,996
Copart, Inc.* (Commercial Services & Supplies)	313	25,074
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,178	25,928
Corteva, Inc. (Chemicals)	1,146	30,014
Costco Wholesale Corp. (Food & Staples Retailing)	676	204,828
Coty, Inc. - Class A (Personal Products)	453	2,469
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	635	101,238
CSX Corp. (Road & Rail)	1,192	78,945
Cummins, Inc. (Machinery)	235	38,423
CVS Health Corp. (Health Care Providers & Services)	1,992	122,608
D.R. Horton, Inc. (Household Durables)	514	24,271
Danaher Corp. (Health Care Equipment & Supplies)	979	160,027
Darden Restaurants, Inc.(a) (Hotels, Restaurants & Leisure)	187	13,799
DaVita, Inc.* (Health Care Providers & Services)	138	10,903
Deere & Co. (Machinery)	483	70,064
Delta Air Lines, Inc. (Airlines)	881	22,827
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	341	14,472
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	594	7,407
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	248	10,798
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	402	60,095
Discover Financial Services (Consumer Finance)	482	20,712
Discovery, Inc.*(a) (Media)	243	5,448
Discovery, Inc.* - Class C (Media)	514	10,491
Dish Network Corp.* - Class A (Media)	391	9,781
Dollar General Corp. (Multiline Retail)	389	68,192
Dollar Tree, Inc.* (Multiline Retail)	361	28,761
Dominion Energy, Inc. (Multi-Utilities)	1,261	97,260
Dover Corp. (Machinery)	222	20,790
Dow, Inc. (Chemicals)	1,135	41,643
DTE Energy Co. (Multi-Utilities)	293	30,396
Duke Energy Corp. (Electric Utilities)	1,115	94,395
Duke Realty Corp. (Equity Real Estate Investment Trusts)	562	19,501
DuPont de Nemours, Inc. (Chemicals)	1,133	53,274
DXC Technology Co. (IT Services)	392	7,107
E*TRADE Financial Corp. (Capital Markets)	346	14,051
Eastman Chemical Co. (Chemicals)	210	12,707
Eaton Corp. PLC (Electrical Equipment)	633	52,856
eBay, Inc. (Internet & Direct Marketing Retail)	1,170	46,601
Ecolab, Inc.(a) (Chemicals)	383	74,111
Edison International (Electric Utilities)	549	32,232
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	319	69,383
Electronic Arts, Inc.* (Entertainment)	447	51,074
Eli Lilly & Co. (Pharmaceuticals)	1,293	199,950
Emerson Electric Co. (Electrical Equipment)	931	53,094
Entergy Corp. (Electric Utilities)	306	29,226

	Shares		Value
Common Stocks, continued
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	890		$42,284
Equifax, Inc.(a) (Professional Services)	186		25,835
Equinix, Inc. (Equity Real Estate Investment Trusts)	132		89,126
Equity Residential (Equity Real Estate Investment Trusts)	535		34,807
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	102		24,898
Everest Re Group, Ltd. (Insurance)	63		10,907
Evergy, Inc. (Electric Utilities)	349		20,392
Eversource Energy (Electric Utilities)	495		39,947
Exelon Corp. (Electric Utilities)	1,488		55,175
Expedia Group, Inc. (Internet & Direct Marketing Retail)	214		15,190
Expeditors International of Washington, Inc. (Air Freight & Logistics)	260		18,617
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	199		17,560
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	6,479		301,078
F5 Networks, Inc.* (Communications Equipment)	93		12,951
Facebook, Inc.* - Class A (Interactive Media & Services)	3,685		754,356
Fastenal Co. (Trading Companies & Distributors)	879		31,837
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	107		8,910
FedEx Corp. (Air Freight & Logistics)	367		46,525
Fidelity National Information Services, Inc. (IT Services)	942		124,240
Fifth Third Bancorp (Banks)	1,086		20,297
First Horizon National Corp. (Banks)	—	†	3
First Republic Bank (Banks)	258		26,907
FirstEnergy Corp. (Electric Utilities)	827		34,130
Fiserv, Inc.* (IT Services)	875		90,178
FleetCor Technologies, Inc.* (IT Services)	133		32,086
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	206		8,940
Flowserve Corp. (Machinery)	202		5,690
FMC Corp. (Chemicals)	199		18,288
Ford Motor Co. (Automobiles)	5,960		30,336
Fortinet, Inc.* (Software)	217		23,380
Fortive Corp. (Machinery)	453		28,992
Fortune Brands Home & Security, Inc. (Building Products)	214		10,315
Fox Corp. - Class A (Media)	544		14,073
Fox Corp. - Class B (Media)	250		6,390
Franklin Resources, Inc. (Capital Markets)	428		8,064
Freeport-McMoRan, Inc. (Metals & Mining)	2,221		19,611
Garmin, Ltd. (Household Durables)	221		17,936
Gartner, Inc.* (IT Services)	137		16,277
General Dynamics Corp. (Aerospace & Defense)	359		46,893
General Electric Co. (Industrial Conglomerates)	13,372		90,930
General Mills, Inc.(a) (Food Products)	925		55,398
General Motors Co. (Automobiles)	1,925		42,908
Genuine Parts Co. (Distributors)	222		17,601
Gilead Sciences, Inc. (Biotechnology)	1,938		162,792
Global Payments, Inc. (IT Services)	459		76,203
Globe Life, Inc. (Insurance)	153		12,598
H&R Block, Inc. (Diversified Consumer Services)	300		4,995
Halliburton Co. (Energy Equipment & Services)	1,345		14,123
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	555		5,517
Harley-Davidson, Inc. (Automobiles)	238		5,196
Hartford Financial Services Group, Inc. (Insurance)	552		20,970
Hasbro, Inc. (Leisure Products)	195		14,081
HCA Healthcare, Inc. (Health Care Providers & Services)	403		44,282
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	758		19,814
Helmerich & Payne, Inc. (Energy Equipment & Services)	166		3,282
Henry Schein, Inc.* (Health Care Providers & Services)	224		12,221
Hess Corp. (Oil, Gas & Consumable Fuels)	397		19,310
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,983		19,949
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	431		32,631
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	229		7,566
Hologic, Inc.* (Health Care Equipment & Supplies)	412		20,641
Honeywell International, Inc. (Industrial Conglomerates)	1,094		155,238
Hormel Foods Corp. (Food Products)	425		19,911
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,099		13,529
Howmet Aerospace, Inc. (Aerospace & Defense)	595		7,777
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,268		35,177
Humana, Inc. (Health Care Providers & Services)	203		77,509
Huntington Bancshares, Inc. (Banks)	1,582		14,618
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	64		12,250
IDEX Corp. (Machinery)	116		17,821
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	132		36,643
IHS Markit, Ltd. (Professional Services)	613		41,255
Illinois Tool Works, Inc. (Machinery)	449		72,963
Illumina, Inc.* (Life Sciences Tools & Services)	224		71,463
Incyte Corp.* (Biotechnology)	274		26,759
Ingersoll Rand, Inc.* (Machinery)	338		9,829
Intel Corp. (Semiconductors & Semiconductor Equipment)	6,661		399,528
Intercontinental Exchange, Inc. (Capital Markets)	853		76,301
International Business Machines Corp. (IT Services)	1,354		170,008
International Flavors & Fragrances, Inc. (Chemicals)	162		21,227

	Shares	Value
Common Stocks, continued
International Paper Co. (Containers & Packaging)	600	$20,550
Intuit, Inc. (Software)	397	107,115
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	177	90,426
Invesco, Ltd. (Capital Markets)	571	4,922
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	55	7,113
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	276	39,355
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	442	10,688
J.B. Hunt Transport Services, Inc. (Road & Rail)	132	13,348
Jack Henry & Associates, Inc. (IT Services)	118	19,299
Jacobs Engineering Group, Inc. (Construction & Engineering)	208	17,212
Johnson & Johnson (Pharmaceuticals)	4,028	604,360
Johnson Controls International PLC (Building Products)	1,181	34,378
JPMorgan Chase & Co. (Banks)	4,802	459,839
Juniper Networks, Inc. (Communications Equipment)	514	11,102
Kansas City Southern Industries, Inc. (Road & Rail)	152	19,844
Kellogg Co. (Food Products)	381	24,956
KeyCorp (Banks)	1,509	17,580
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	287	27,773
Kimberly-Clark Corp. (Household Products)	525	72,702
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	648	7,070
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,982	45,416
KLA Corp. (Semiconductors & Semiconductor Equipment)	241	39,546
Kohl’s Corp. (Multiline Retail)	240	4,430
L Brands, Inc. (Specialty Retail)	355	4,221
L3Harris Technologies, Inc. (Aerospace & Defense)	339	65,664
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	148	24,339
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	221	56,417
Lamb Weston Holding, Inc. (Food Products)	223	13,683
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	517	24,826
Leggett & Platt, Inc. (Household Durables)	202	7,096
Leidos Holdings, Inc. (IT Services)	204	20,157
Lennar Corp. - Class A (Household Durables)	429	21,480
Lincoln National Corp. (Insurance)	304	10,783
Linde PLC (Chemicals)	822	151,239
Live Nation Entertainment, Inc.*(a) (Entertainment)	217	9,737
LKQ Corp.* (Distributors)	469	12,264
Lockheed Martin Corp. (Aerospace & Defense)	381	148,233
Loews Corp. (Insurance)	392	13,587
Lowe’s Cos., Inc. (Specialty Retail)	1,172	122,767
LyondellBasell Industries N.V. - Class A (Chemicals)	393	22,774
M&T Bank Corp. (Banks)	202	22,640
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,223	7,485
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	994	31,888
MarketAxess Holdings, Inc. (Capital Markets)	58	26,391
Marriott International, Inc.(a) - Class A (Hotels, Restaurants & Leisure)	418	37,968
Marsh & McLennan Cos., Inc. (Insurance)	773	75,235
Martin Marietta Materials, Inc. (Construction Materials)	97	18,452
Masco Corp. (Building Products)	433	17,770
MasterCard, Inc. - Class A (IT Services)	1,361	374,234
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	415	22,817
McCormick & Co., Inc. (Food Products)	188	29,486
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,155	216,632
McKesson Corp. (Health Care Providers & Services)	247	34,889
Medtronic PLC (Health Care Equipment & Supplies)	2,052	200,337
Merck & Co., Inc. (Pharmaceuticals)	3,899	309,347
MetLife, Inc. (Insurance)	1,197	43,188
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	36	25,918
MGM Resorts International (Hotels, Restaurants & Leisure)	789	13,279
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	365	32,021
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,695	81,174
Microsoft Corp. (Software)	11,681	2,093,351
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	174	19,474
Mohawk Industries, Inc.* (Household Durables)	92	8,070
Molson Coors Beverage Co. - Class B (Beverages)	287	11,770
Mondelez International, Inc. - Class A (Food Products)	2,205	113,426
Monster Beverage Corp.* (Beverages)	584	36,097
Moody’s Corp. (Capital Markets)	250	60,975
Morgan Stanley (Capital Markets)	1,783	70,304
Motorola Solutions, Inc. (Communications Equipment)	261	37,534
MSCI, Inc. - Class A (Capital Markets)	131	42,837
Mylan N.V.* (Pharmaceuticals)	791	13,265
Nasdaq, Inc. (Capital Markets)	176	19,302
National Oilwell Varco, Inc. (Energy Equipment & Services)	593	7,496
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	350	15,320
Netflix, Inc.* (Entertainment)	671	281,719
Newell Brands, Inc. (Household Durables)	583	8,092
Newmont Corp. (Metals & Mining)	1,255	74,648

	Shares	Value
Common Stocks, continued
News Corp. - Class A (Media)	596	$5,906
News Corp. - Class B (Media)	188	1,921
NextEra Energy, Inc. (Electric Utilities)	749	173,108
Nielsen Holdings PLC (Professional Services)	545	8,028
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,908	166,338
NiSource, Inc. (Multi-Utilities)	573	14,388
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	733	7,191
Nordstrom, Inc.(a) (Multiline Retail)	163	3,061
Norfolk Southern Corp. (Road & Rail)	398	68,098
Northern Trust Corp. (Capital Markets)	323	25,569
Northrop Grumman Corp. (Aerospace & Defense)	241	79,691
NortonLifelock, Inc. (Software)	878	18,675
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	328	5,379
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	387	12,976
Nucor Corp. (Metals & Mining)	464	19,112
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	937	273,866
NVR, Inc.* (Household Durables)	5	15,500
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,370	22,742
Old Dominion Freight Line, Inc. (Road & Rail)	150	21,794
Omnicom Group, Inc.(a) (Media)	333	18,991
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	633	18,946
Oracle Corp. (Software)	3,316	175,649
O’Reilly Automotive, Inc.* (Specialty Retail)	115	44,429
Otis Worldwide Corp.* (Machinery)	621	31,615
PACCAR, Inc. (Machinery)	530	36,692
Packaging Corp. of America (Containers & Packaging)	144	13,918
Parker-Hannifin Corp. (Machinery)	197	31,150
Paychex, Inc. (IT Services)	488	33,438
Paycom Software, Inc.* (Software)	74	19,315
PayPal Holdings, Inc.* (IT Services)	1,799	221,277
Pentair PLC (Machinery)	257	8,890
People’s United Financial, Inc. (Banks)	681	8,642
PepsiCo, Inc. (Beverages)	2,134	282,306
PerkinElmer, Inc. (Life Sciences Tools & Services)	171	15,481
Perrigo Co. PLC (Pharmaceuticals)	210	11,193
Pfizer, Inc. (Pharmaceuticals)	8,473	325,023
Philip Morris International, Inc. (Tobacco)	2,382	177,697
Phillips 66 (Oil, Gas & Consumable Fuels)	680	49,756
Pinnacle West Capital Corp. (Electric Utilities)	172	13,242
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	251	22,417
PPG Industries, Inc. (Chemicals)	361	32,790
PPL Corp. (Electric Utilities)	1,175	29,869
Principal Financial Group, Inc. (Insurance)	395	14,382
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,130	100,830
Prudential Financial, Inc. (Insurance)	615	38,358
Public Service Enterprise Group, Inc. (Multi-Utilities)	774	39,250
Public Storage (Equity Real Estate Investment Trusts)	231	42,839
PulteGroup, Inc. (Household Durables)	391	11,054
PVH Corp. (Textiles, Apparel & Luxury Goods)	114	5,612
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	177	17,351
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,748	137,515
Quanta Services, Inc. (Construction & Engineering)	218	7,926
Quest Diagnostics, Inc. (Health Care Providers & Services)	205	22,573
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	75	5,534
Raymond James Financial, Inc. (Capital Markets)	188	12,393
Raytheon Technologies Corp. (Aerospace & Defense)	2,238	145,045
Realty Income Corp. (Equity Real Estate Investment Trusts)	498	27,350
Regency Centers Corp.(a) (Equity Real Estate Investment Trusts)	256	11,241
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	121	63,631
Regions Financial Corp. (Banks)	1,479	15,899
Republic Services, Inc. - Class A (Commercial Services & Supplies)	321	25,147
ResMed, Inc. (Health Care Equipment & Supplies)	220	34,170
Robert Half International, Inc. (Professional Services)	179	8,461
Rockwell Automation, Inc. (Electrical Equipment)	177	33,538
Rollins, Inc. (Commercial Services & Supplies)	215	8,600
Roper Technologies, Inc. (Industrial Conglomerates)	157	53,542
Ross Stores, Inc. (Specialty Retail)	554	50,613
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	262	12,254
S&P Global, Inc. (Capital Markets)	376	110,122
Salesforce.com, Inc.* (Software)	1,359	220,090
SBA Communications Corp. (Equity Real Estate Investment Trusts)	172	49,866
Schlumberger, Ltd. (Energy Equipment & Services)	2,121	35,674
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	354	17,682
Sealed Air Corp. (Containers & Packaging)	240	6,862
Sempra Energy (Multi-Utilities)	431	53,379
ServiceNow, Inc.* (Software)	289	101,595
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	469	31,315
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	260	27,009
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	126	6,684
Snap-on, Inc. (Machinery)	83	10,814
Southwest Airlines Co. (Airlines)	726	22,688

	Shares	Value
Common Stocks, continued
Stanley Black & Decker, Inc. (Machinery)	233	$25,677
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,807	138,651
State Street Corp. (Capital Markets)	557	35,113
STERIS PLC (Health Care Equipment & Supplies)	131	18,668
Stryker Corp. (Health Care Equipment & Supplies)	494	92,096
SVB Financial Group* (Banks)	78	15,067
Synchrony Financial (Consumer Finance)	865	17,118
Synopsys, Inc.* (Software)	231	36,295
Sysco Corp. (Food & Staples Retailing)	782	44,003
T. Rowe Price Group, Inc. (Capital Markets)	358	41,396
Take-Two Interactive Software, Inc.* (Entertainment)	173	20,942
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	420	6,250
Target Corp. (Multiline Retail)	776	85,158
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	513	37,685
TechnipFMC PLC (Energy Equipment & Services)	643	5,729
Teleflex, Inc. (Health Care Equipment & Supplies)	71	23,813
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,431	166,096
Textron, Inc. (Aerospace & Defense)	350	9,226
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,018	13,489
The Allstate Corp. (Insurance)	495	50,351
The Bank of New York Mellon Corp. (Capital Markets)	1,284	48,201
The Boeing Co. (Aerospace & Defense)	819	115,495
The Charles Schwab Corp. (Capital Markets)	1,751	66,048
The Clorox Co. (Household Products)	191	35,610
The Coca-Cola Co. (Beverages)	5,903	270,889
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	75	21,503
The Estee Lauder Co., Inc. (Personal Products)	340	59,976
The Gap, Inc. (Specialty Retail)	328	2,663
The Goldman Sachs Group, Inc. (Capital Markets)	488	89,509
The Hershey Co. (Food Products)	226	29,929
The Home Depot, Inc. (Specialty Retail)	1,670	367,115
The Interpublic Group of Cos., Inc. (Media)	595	10,103
The JM Smucker Co. - Class A (Food Products)	174	19,994
The Kraft Heinz Co. (Food Products)	954	28,935
The Kroger Co. (Food & Staples Retailing)	1,227	38,785
The Mosaic Co. (Chemicals)	536	6,169
The PNC Financial Services Group, Inc (Banks)	671	71,576
The Procter & Gamble Co. (Household Products)	3,818	450,029
The Progressive Corp. (Insurance)	894	69,106
The Sherwin-Williams Co. (Chemicals)	127	68,119
The Southern Co. (Electric Utilities)	1,605	91,052
The TJX Cos., Inc. (Specialty Retail)	1,857	91,086
The Travelers Cos., Inc. (Insurance)	395	39,978
The Walt Disney Co. (Entertainment)	2,760	298,494
The Western Union Co. (IT Services)	643	12,262
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,855	35,931
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	613	205,158
Tiffany & Co. (Specialty Retail)	164	20,746
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	583	51,187
Tractor Supply Co. (Specialty Retail)	181	18,359
Trane Technologies PLC (Building Products)	381	33,307
TransDigm Group, Inc. (Aerospace & Defense)	75	27,231
Truist Financial Corp. (Banks)	2,053	76,618
Twitter, Inc.* (Interactive Media & Services)	1,190	34,129
Tyson Foods, Inc. - Class A (Food Products)	453	28,172
U.S. Bancorp (Banks)	2,176	79,424
UDR, Inc. (Equity Real Estate Investment Trusts)	450	16,862
Ulta Beauty, Inc.* (Specialty Retail)	86	18,741
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	290	3,022
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	299	2,772
Union Pacific Corp. (Road & Rail)	1,064	170,016
United Airlines Holdings , Inc.* (Airlines)	333	9,850
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,073	101,570
United Rentals, Inc.* (Trading Companies & Distributors)	114	14,649
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,451	424,374
Universal Health Services, Inc.(a) - Class B (Health Care Providers & Services)	122	12,894
Unum Group (Insurance)	315	5,497
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	629	39,847
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	139	15,899
Ventas, Inc. (Equity Real Estate Investment Trusts)	571	18,472
VeriSign, Inc.* (IT Services)	157	32,890
Verisk Analytics, Inc. - Class A (Professional Services)	250	38,208
Verizon Communications, Inc. (Diversified Telecommunication Services)	6,332	363,774
Vertex Pharmaceuticals, Inc.* (Biotechnology)	393	98,722
VF Corp. (Textiles, Apparel & Luxury Goods)	501	29,108
ViacomCBS, Inc. - Class B (Media)	829	14,309
Visa, Inc. - Class A (IT Services)	2,621	468,425
Vornado Realty Trust (Equity Real Estate Investment Trusts)	244	10,692
Vulcan Materials Co. (Construction Materials)	202	22,820
W.R. Berkley Corp. (Insurance)	221	11,934
W.W. Grainger, Inc. (Trading Companies & Distributors)	67	18,464

	Shares	Value
Common Stocks, continued
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,148	$49,697
Walmart, Inc. (Food & Staples Retailing)	2,173	264,129
Waste Management, Inc. (Commercial Services & Supplies)	599	59,913
Waters Corp.* (Life Sciences Tools & Services)	100	18,700
WEC Energy Group, Inc. (Multi-Utilities)	485	43,917
Wells Fargo & Co. (Banks)	5,893	171,192
Welltower, Inc. (Equity Real Estate Investment Trusts)	622	31,865
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	457	21,059
Westinghouse Air Brake Technologies Corp. (Machinery)	280	15,798
WestRock Co. (Containers & Packaging)	395	12,715
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,142	24,976
Whirlpool Corp. (Household Durables)	98	10,951
Willis Towers Watson PLC (Insurance)	197	35,123
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	147	12,573
Xcel Energy, Inc. (Electric Utilities)	804	51,102
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	286	5,231
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	385	33,649
Xylem, Inc. (Machinery)	276	19,844
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	463	40,017
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	83	19,062
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	314	37,586
Zions Bancorp (Banks)	260	8,219
Zoetis, Inc. (Pharmaceuticals)	731	94,526
TOTAL COMMON STOCKS (Cost $9,312,698)		36,962,453

	Principal Amount	Value
Repurchase Agreements(b)(c) (44.1%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $30,531,009	$30,531,000	$30,531,000
TOTAL REPURCHASE AGREEMENTS (Cost $30,531,000)		30,531,000

	Shares	Value
Collateral for Securities Loaned (0.4%)
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.27%(d)	37,308	$37,308
Fidelity Investments Money Market Government Portfolio-Class I, 1.26%(d)	522	522
Invesco Government & Agency Portfolio-Institutional Shares, 0.28%(d)	478	478
JPMorgan U.S. Government Money Market Fund-Capital Shares, 0.30%(d)	238,802	238,802
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $277,110)		277,110

TOTAL INVESTMENT SECURITIES (Cost $40,120,808) - 97.9%		67,770,563
Net other assets (liabilities) - 2.1%		1,455,791

NET ASSETS - 100.0%		$69,226,354

*	Non-income producing security.
†	Number of shares is less than 0.50.
(a)	All or part of this security was on loan as of April 30, 2020. The total value of securities on loan as of April 30, 2020 was $261,600.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $12,724,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2020.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	41	6/22/20	$5,947,563	$1,107,949

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	5/27/20	0 .68%	$29,470,797	$344,492
SPDR S&P 500 ETF	Goldman Sachs International	5/27/20	0 .58%	17,899,314	219,214
				$47,370,111	$563,706

S&P 500	UBS AG	5/27/20	0 .63%	$30,384,940	$354,874
SPDR S&P 500 ETF	UBS AG	5/27/20	0 .23%	17,956,393	211,681
				$48,341,333	$566,555

				$95,711,444	$1,130,261

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraBull ProFund invested in the following industries as of April 30, 2020:

	Value	% of Net Assets
Aerospace & Defense	$657,504	1.0%
Air Freight & Logistics	181,388	0.3%
Airlines	68,705	0.1%
Auto Components	36,320	0.1%
Automobiles	78,440	0.1%
Banks	1,491,514	2.2%
Beverages	660,474	1.0%
Biotechnology	874,135	1.3%
Building Products	140,943	0.2%
Capital Markets	979,611	1.4%
Chemicals	643,332	0.9%
Commercial Services & Supplies	147,350	0.2%
Communications Equipment	355,006	0.5%
Construction & Engineering	25,139	NM
Construction Materials	41,272	0.1%
Consumer Finance	177,718	0.3%
Containers & Packaging	123,298	0.2%
Distributors	29,865	NM
Diversified Consumer Services	4,995	NM
Diversified Financial Services	561,143	0.8%
Diversified Telecommunication Services	720,583	1.0%
Electric Utilities	744,437	1.1%
Electrical Equipment	168,843	0.2%
Electronic Equipment, Instruments & Components	190,947	0.3%
Energy Equipment & Services	80,212	0.1%
Entertainment	736,849	1.1%
Equity Real Estate Investment Trusts	1,053,716	1.5%
Food & Staples Retailing	601,442	0.9%
Food Products	433,411	0.6%
Gas Utilities	18,559	NM
Health Care Equipment & Supplies	1,375,655	2.0%
Health Care Providers & Services	1,109,689	1.6%
Health Care Technology	33,377	NM
Hotels, Restaurants & Leisure	594,488	0.9%
Household Durables	124,450	0.2%
Household Products	676,920	1.0%
Independent Power and Renewable Electricity Producers	26,465	NM
Industrial Conglomerates	433,400	0.6%
Insurance	712,352	1.0%
Interactive Media & Services	2,020,263	2.9%
Internet & Direct Marketing Retail	1,737,920	2.5%
IT Services	2,071,824	2.9%
Leisure Products	14,081	NM
Life Sciences Tools & Services	412,335	0.6%
Machinery	543,392	0.8%
Media	478,330	0.7%
Metals & Mining	113,371	0.2%
Multiline Retail	189,602	0.3%
Multi-Utilities	383,892	0.6%
Oil, Gas & Consumable Fuels	1,045,774	1.5%
Personal Products	62,445	0.1%
Pharmaceuticals	1,870,205	2.7%
Professional Services	121,787	0.2%
Real Estate Management & Development	22,023	NM
Road & Rail	372,046	0.5%
Semiconductors & Semiconductor Equipment	1,677,532	2.4%
Software	3,215,837	4.6%
Specialty Retail	835,507	1.2%
Technology Hardware, Storage & Peripherals	1,992,974	2.9%
Textiles, Apparel & Luxury Goods	227,691	0.3%
Tobacco	289,952	0.4%
Trading Companies & Distributors	64,950	0.1%
Water Utilities	33,586	0.1%
Wireless Telecommunication Services	51,187	0.1%
Other **	32,263,901	46.6%
Total	$69,226,354	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

UltraChina ProFund  :: Schedule of Portfolio Investments :: April 30, 2020 (unaudited)

	Shares	Value
Common Stocks (86.9%)
360 Finance, Inc.*ADR (Consumer Finance)	1,367	$12,303
58.com, Inc.*ADR (Interactive Media & Services)	2,559	132,940
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	9,847	1,995,690
Autohome, Inc.ADR (Interactive Media & Services)	1,570	128,976
Baidu, Inc.*ADR (Interactive Media & Services)	6,721	678,351
Baozun, Inc.*ADR (Internet & Direct Marketing Retail)	1,071	34,101
Beigene, Ltd.*ADR (Biotechnology)	704	107,592
BEST, Inc.*ADR (Air Freight & Logistics)	5,954	31,973
Bilibili, Inc.*ADR (Entertainment)	2,195	60,121
Bitauto Holdings, Ltd.*ADR (Interactive Media & Services)	716	8,707
China Life Insurance Co., Ltd.ADR (Insurance)	41,119	432,983
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	27,071	1,082,028
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	7,048	350,145
China Southern Airlines Co., Ltd.ADR(a) (Airlines)	851	21,420
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	3,835	128,856
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	16,062	102,957
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	4,685	526,453
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	257	13,397
DouYu International Holdings, Ltd.*ADR (Entertainment)	1,882	14,284
GDS Holdings, Ltd.*ADR (IT Services)	2,052	117,621
GSX Techedu, Inc.*ADR (Diversified Consumer Services)	556	21,995
Huazhu Group, Ltd.ADR (Hotels, Restaurants & Leisure)	3,091	111,307
HUYA, Inc.*ADR (Entertainment)	1,605	26,049
iQIYI, Inc.*ADR (Entertainment)	7,424	125,985
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	21,376	921,306
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	880	13,922
JOYY, Inc.*ADR (Interactive Media & Services)	1,583	96,500
Lexinfintech Holdings, Ltd.*ADR (Consumer Finance)	1,647	13,884
Luckin Coffee, Inc.*ADR (Hotels, Restaurants & Leisure)	908	3,986
Momo, Inc.ADR (Interactive Media & Services)	4,341	104,531
NetEase, Inc.ADR (Entertainment)	1,475	508,817
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	3,283	419,108
NIO, Inc.*ADR(a) (Automobiles)	18,983	64,732
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	5,830	208,889
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	9,959	472,455
Qudian, Inc.*ADR (Consumer Finance)	3,207	5,548
Qutoutiao, Inc.*ADR (Interactive Media & Services)	3,392	8,344
Sinopec Shanghai Petrochemical Co., Ltd.ADR (Chemicals)	850	22,602
Sogou, Inc.*ADR (Interactive Media & Services)	1,743	6,205
Sohu.com, Ltd.*ADR (Interactive Media & Services)	832	6,980
TAL Education Group*ADR (Diversified Consumer Services)	8,036	435,471
Tencent Music Entertainment Group*ADR (Entertainment)	1,186	13,532
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	11,295	290,959
Uxin, Ltd.*ADR (Internet & Direct Marketing Retail)	2,860	4,605
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	10,532	167,775
Weibo Corp.*ADR (Interactive Media & Services)	1,770	66,428
Zai Lab, Ltd.*ADR (Biotechnology)	1,114	69,870
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	11,937	355,245
TOTAL COMMON STOCKS (Cost $6,646,885)		10,547,928

	Principal Amount	Value
Repurchase Agreements(b)(c) (17.2%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $2,080,001	$2,080,000	$2,080,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,080,000)		2,080,000

	Shares	Value
Collateral for Securities Loaned (0.5%)
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.27%(d)	7,937	$7,937
Fidelity Investments Money Market Government Portfolio-Class I, 1.26%(d)	111	111
Invesco Government & Agency Portfolio-Institutional Shares, 0.28%(d)	101	101
JPMorgan U.S. Government Money Market Fund-Capital Shares, 0.30%(d)	50,801	50,801
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $58,950)		58,950

TOTAL INVESTMENT SECURITIES (Cost $8,785,835) - 104.6%		12,686,878
Net other assets (liabilities) - (4.6)%		(559,725)

NET ASSETS - 100.0%		$12,127,153

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of April 30, 2020. The total value of securities on loan as of April 30, 2020 was $53,667.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $484,000.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on April 30, 2020.

ADR              American Depositary Receipt

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon China Select ADR Index (USD)	Goldman Sachs International	5/27/20	0.58%	$6,604,636	$(31,705)
S&P/BNY Mellon China Select ADR Index (USD)	UBS AG	5/27/20	0.38%	7,078,056	(53,916)
				$13,682,692	$(85,621)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraChina ProFund invested in the following industries as of April 30, 2020:

	Value	% of Net Assets
Air Freight & Logistics	$387,218	3.2%
Airlines	21,420	0.2%
Automobiles	64,732	0.5%
Biotechnology	177,462	1.5%
Chemicals	22,602	0.2%
Consumer Finance	31,735	0.3%
Diversified Consumer Services	876,574	7.2%
Diversified Telecommunication Services	231,813	1.9%
Entertainment	748,788	6.2%
Hotels, Restaurants & Leisure	115,293	0.9%
Insurance	432,983	3.6%
Interactive Media & Services	1,237,962	10.2%
Internet & Direct Marketing Retail	3,886,891	32.0%
IT Services	117,621	1.0%
Oil, Gas & Consumable Fuels	1,085,487	8.9%
Semiconductors & Semiconductor Equipment	27,319	0.2%
Wireless Telecommunication Services	1,082,028	8.9%
Other **	1,579,225	13.1%
Total	$12,127,153	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of April 30, 2020:

	Value	% of Net Assets
China	$10,547,928	86.9%
Other **	1,579,225	13.1%
Total	$12,127,153	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraDow 30 ProFund  :: Schedule of Portfolio Investments :: April 30, 2020 (unaudited)

	Shares	Value
Common Stocks (55.1%)
3M Co. (Industrial Conglomerates)	3,872	$588,234
American Express Co. (Consumer Finance)	3,872	353,320
Apple, Inc. (Technology Hardware, Storage & Peripherals)	3,872	1,137,593
Caterpillar, Inc. (Machinery)	3,873	450,740
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,873	356,316
Cisco Systems, Inc. (Communications Equipment)	3,870	164,011
Dow, Inc. (Chemicals)	3,869	141,954
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	3,870	179,839
Intel Corp. (Semiconductors & Semiconductor Equipment)	3,873	232,303
International Business Machines Corp. (IT Services)	3,873	486,294
Johnson & Johnson (Pharmaceuticals)	3,872	580,954
JPMorgan Chase & Co. (Banks)	3,872	370,783
McDonald’s Corp. (Hotels, Restaurants & Leisure)	3,872	726,232
Merck & Co., Inc. (Pharmaceuticals)	3,873	307,284
Microsoft Corp. (Software)	3,872	693,901
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	3,873	337,648
Pfizer, Inc. (Pharmaceuticals)	3,871	148,492
Raytheon Technologies Corp. (Aerospace & Defense)	3,870	250,815
The Boeing Co. (Aerospace & Defense)	3,865	545,042
The Coca-Cola Co. (Beverages)	3,872	177,686
The Goldman Sachs Group, Inc. (Capital Markets)	3,872	710,202
The Home Depot, Inc. (Specialty Retail)	3,872	851,182
The Procter & Gamble Co. (Household Products)	3,873	456,511
The Travelers Cos., Inc. (Insurance)	3,872	391,885
The Walt Disney Co. (Entertainment)	3,872	418,757
UnitedHealth Group, Inc. (Health Care Providers & Services)	3,872	1,132,444
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,873	222,504
Visa, Inc. - Class A (IT Services)	3,872	692,003
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	3,872	167,619
Walmart, Inc. (Food & Staples Retailing)	3,873	470,763
TOTAL COMMON STOCKS (Cost $4,946,617)		13,743,311

	Principal Amount	Value
Repurchase Agreements(a)(b) (42.6%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $10,639,003	$10,639,000	$10,639,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,639,000)		10,639,000

TOTAL INVESTMENT SECURITIES (Cost $15,585,617) - 97.7%		24,382,311
Net other assets (liabilities) - 2.3%		563,045

NET ASSETS - 100.0%		$24,945,356

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $5,261,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	18	6/22/20	$2,179,350	$406,162

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	5/27/20	0.63%	$5,620,007	$33,073
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	5/27/20	0.48%	4,771,976	26,611
				$10,391,983	$59,684

Dow Jones Industrial Average	UBS AG	5/27/20	0.63%	$15,974,503	$152,970
SPDR Dow Jones Industrial Average ETF	UBS AG	5/27/20	0.43%	7,727,890	60,068
				$23,702,393	$213,038
				$34,094,376	$272,722

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraDow 30 ProFund invested in the following industries as of April 30, 2020:

	Value	% of Net Assets
Aerospace & Defense	$795,857	3.2%
Banks	370,783	1.5%
Beverages	177,686	0.7%
Capital Markets	710,202	2.8%
Chemicals	141,954	0.6%
Communications Equipment	164,011	0.6%
Consumer Finance	353,320	1.4%
Diversified Telecommunication Services	222,504	0.9%
Entertainment	418,757	1.7%
Food & Staples Retailing	638,382	2.6%
Health Care Providers & Services	1,132,444	4.6%
Hotels, Restaurants & Leisure	726,232	2.9%
Household Products	456,510	1.8%
Industrial Conglomerates	588,234	2.4%
Insurance	391,885	1.6%
IT Services	1,178,298	4.8%
Machinery	450,740	1.8%
Oil, Gas & Consumable Fuels	536,155	2.1%
Pharmaceuticals	1,036,730	4.1%
Semiconductors & Semiconductor Equipment	232,302	0.9%
Software	693,901	2.8%
Specialty Retail	851,182	3.4%
Technology Hardware, Storage & Peripherals	1,137,594	4.6%
Textiles, Apparel & Luxury Goods	337,648	1.3%
Other **	11,202,045	44.9%
Total	$24,945,356	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraEmerging Markets ProFund  :: Schedule of Portfolio Investments :: April 30, 2020 (unaudited)

	Shares	Value
Common Stocks (86.0%)
58.com, Inc.*ADR (Interactive Media & Services)	472	$24,520
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	5,034	1,020,240
Ambev S.A.ADR (Beverages)	22,464	48,298
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	5,951	71,651
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	2,104	51,317
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	7,829	34,056
Baidu, Inc.*ADR (Interactive Media & Services)	1,399	141,202
Banco Bradesco S.A.ADR (Banks)	22,614	79,601
Bancolombia S.A.ADR (Banks)	577	15,060
Beigene, Ltd.*ADR (Biotechnology)	130	19,868
BRF S.A.*ADR (Food Products)	3,688	13,203
Cemex S.A.B. de C.V.ADR (Construction Materials)	7,719	16,364
China Life Insurance Co., Ltd.ADR (Insurance)	7,589	79,912
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	5,638	225,351
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	1,301	64,634
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	708	23,789
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	1,938	71,338
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	819	92,031
Enel Americas S.A.ADR (Electric Utilities)	3,725	30,135
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	948	60,985
Grupo Televisa SABADR (Media)	2,581	13,808
HDFC Bank, Ltd.ADR (Banks)	6,801	294,823
ICICI Bank, Ltd.ADR (Banks)	8,013	78,207
Infosys Technologies, Ltd.ADR (IT Services)	19,054	175,869
iQIYI, Inc.*ADR (Entertainment)	1,370	23,249
Itau Unibanco Holding S.A.ADR (Banks)	24,709	104,025
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	4,452	191,881
KB Financial Group, Inc.ADR (Banks)	2,004	56,393
Korea Electric Power Corp.*ADR (Electric Utilities)	2,620	25,178
Momo, Inc.ADR (Interactive Media & Services)	802	19,312
NetEase, Inc.ADR (Entertainment)	352	121,426
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	606	77,362
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	1,076	38,553
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	6,831	47,202
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	1,839	87,242
POSCOADR (Metals & Mining)	1,440	53,582
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	2,424	52,577
Sasol, Ltd.*ADR (Chemicals)	2,923	13,972
Shinhan Financial Group Co., Ltd.ADR (Banks)	2,399	61,222
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	1,520	29,078
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	19,208	1,020,520
TAL Education Group*ADR (Diversified Consumer Services)	1,965	106,483
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	2,112	17,741
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	2,084	53,684
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	10,402	26,005
Vale S.A.ADR (Metals & Mining)	16,148	133,221
Wipro, Ltd.ADR (IT Services)	6,991	23,000
Woori Financial Group, Inc.ADR (Banks)	847	17,499
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	2,203	65,561
TOTAL COMMON STOCKS (Cost $3,087,413)		5,212,230

Preferred Stock (1.3%)
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	11,428	76,225
TOTAL PREFERRED STOCK (Cost $17,424)		76,225

	Principal Amount	Value
Repurchase Agreements(a)(b) (14.0%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $849,000	$849,000	$849,000
TOTAL REPURCHASE AGREEMENTS (Cost $849,000)		849,000

TOTAL INVESTMENT SECURITIES (Cost $3,953,837) - 101.3%		6,137,455
Net other assets (liabilities) - (1.3)%		(77,789)

NET ASSETS - 100.0%		$6,059,666

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $205,000.

ADR              American Depositary Receipt

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	5/27/20	0.58%	$2,927,740	$33,115
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	5/27/20	0.63%	3,900,227	32,071
				$6,827,967	$65,186

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraEmerging Markets ProFund invested in the following industries as of April 30, 2020:

	Value	% of Net Assets
Air Freight & Logistics	$65,561	1.1%
Banks	706,830	11.7%
Beverages	109,282	1.8%
Biotechnology	19,868	0.3%
Chemicals	13,972	0.2%
Construction Materials	16,364	0.3%
Diversified Consumer Services	183,845	3.1%
Diversified Telecommunication Services	165,444	2.7%
Electric Utilities	55,314	0.9%
Entertainment	144,675	2.4%
Food Products	13,203	0.2%
Insurance	79,912	1.3%
Interactive Media & Services	185,034	3.1%
Internet & Direct Marketing Retail	1,353,048	22.3%
IT Services	198,869	3.3%
Media	13,808	0.2%
Metals & Mining	238,120	3.9%
Oil, Gas & Consumable Fuels	318,645	5.3%
Semiconductors & Semiconductor Equipment	1,080,582	17.8%
Wireless Telecommunication Services	326,079	5.4%
Other **	771,211	12.7%
Total	$6,059,666	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of April 30, 2020:

	Value	% of Net Assets
Brazil	$519,516	8.6%
Chile	30,135	0.5%
China	2,250,949	37.1%
Colombia	15,060	0.3%
Hong Kong	225,351	3.7%
India	571,899	9.4%
Indonesia	52,577	0.9%
Mexico	162,808	2.7%
South Africa	65,289	1.1%
South Korea	242,952	4.0%
Taiwan	1,151,919	19.0%
Other **	771,211	12.7%
Total	$6,059,666	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraInternational ProFund  :: Schedule of Portfolio Investments :: April 30, 2020 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (95.4%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $1,204,000	$1,204,000	$1,204,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,204,000)		1,204,000

TOTAL INVESTMENT SECURITIES (Cost $1,204,000) - 95.4%		1,204,000
Net other assets (liabilities) - 4.6%		57,980

NET ASSETS - 100.0%		$1,261,980

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $280,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	5/27/20	0 .43%	$1,402,934	$14,829
MSCI EAFE Index	UBS AG	5/27/20	0 .93%	1,117,744	10,780
				$2,520,678	$25,609

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraJapan ProFund :: Schedule of Portfolio Investments :: April 30, 2020 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a) (83.9%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $7,395,002	$7,395,000	$7,395,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,395,000)		7,395,000

TOTAL INVESTMENT SECURITIES (Cost $7,395,000) - 83.9%		7,395,000
Net other assets (liabilities) - 16.1%		1,422,832

NET ASSETS - 100.0%		$8,817,832

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	175	6/12/20	$17,543,750	$595,165

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	5/27/20	0.53%	$97,908	$(133)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund  :: Schedule of Portfolio Investments :: April 30, 2020 (unaudited)

	Shares	Value
Common Stocks (82.2%)
Ambev S.A.ADR (Beverages)	186,697	$401,399
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	49,704	598,436
Azul S.A.*ADR (Airlines)	6,405	61,232
Banco Bradesco S.A.ADR (Banks)	188,936	665,055
Banco de ChileADR(a) (Banks)	16,839	302,259
Banco Santander Brasil S.A.ADR (Banks)	28,406	139,758
Banco Santander ChileADR (Banks)	11,780	198,140
Bancolombia S.A.ADR (Banks)	8,564	223,521
BRF S.A.*ADR (Food Products)	54,790	196,148
Cemex S.A.B. de C.V.ADR (Construction Materials)	114,698	243,160
Centrais Eletricas Brasileiras S.A. (Electrobras)ADR(a) (Electric Utilities)	24,807	110,639
Chemical & Mining Company of Chile, Inc.ADR (Chemicals)	8,392	191,338
Cia Brasileira de DistribuicaoADR (Food & Staples Retailing)	11,773	143,748
Cia Energetica de Minas GeraisADR (Electric Utilities)	73,587	126,570
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	3,979	164,372
Companhia de Minas Buenaventura S.A.ADR (Metals & Mining)	17,080	127,929
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)ADR (Water Utilities)	25,895	198,356
Ecopetrol S.A.ADR (Oil, Gas & Consumable Fuels)	18,714	195,561
Embraer S.A.*ADR (Aerospace & Defense)	13,184	83,455
Enel Americas S.A.ADR (Electric Utilities)	55,343	447,725
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	7,919	509,429
Gerdau S.A.ADR (Metals & Mining)	79,891	171,766
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	2,853	176,886
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	3,258	94,612
Grupo Aeroportuario del Surest S.A.B. de C.V.ADR (Transportation Infrastructure)	1,532	152,756
Grupo Televisa SABADR (Media)	38,339	205,114
Itau Unibanco Holding S.A.ADR (Banks)	206,435	869,090
Latam Airlines Group S.A.ADR(a) (Airlines)	17,462	66,356
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	77,358	534,544
Suzano Papel e Celulose S.A.*ADR(a) (Paper & Forest Products)	40,223	290,008
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	31,379	263,584
TIM Participacoes S.A.ADR (Wireless Telecommunication Services)	12,105	140,660
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	57,338	153,092
Vale S.A.ADR (Metals & Mining)	135,069	1,114,318
TOTAL COMMON STOCKS (Cost $8,968,136)		9,561,016

Preferred Stock (5.5%)
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	95,459	636,712

TOTAL PREFERRED STOCK (Cost $272,738)		636,712

	Principal Amount	Value
Repurchase Agreements(b)(c) (12.2%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $1,417,000	$1,417,000	$1,417,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,417,000)		1,417,000

	Shares	Value
Collateral for Securities Loaned (2.8%)
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.27%(d)	44,008	$44,008
Fidelity Investments Money Market Government Portfolio-Class I, 1.26%(d)	616	616
Invesco Government & Agency Portfolio-Institutional Shares, 0.28%(d)	564	564
JPMorgan U.S. Government Money Market Fund-Capital Shares, 0.30%(d)	281,687	281,687
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $326,875)		326,875

TOTAL INVESTMENT SECURITIES (Cost $10,984,749) - 102.7%		11,941,603
Net other assets (liabilities) - (2.7)%		(315,300)

NET ASSETS - 100.0%		$11,626,303

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of April 30, 2020. The total value of securities on loan as of April 30, 2020 was $305,295.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $376,000.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on April 30, 2020.

ADR              American Depositary Receipt

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Latin America 35 ADR Index (USD)	Goldman Sachs International	5/27/20	0.58%	$5,785,063	$297,036
S&P/BNY Mellon Latin America 35 ADR Index (USD)	UBS AG	5/27/20	0.63%	7,133,752	(321,052)
				$12,918,815	$(24,016)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund invested in the following industries as of April 30, 2020:

	Value	% of Net Assets
Aerospace & Defense	$83,455	0.7%
Airlines	127,587	1.1%
Banks	2,397,824	20.6%
Beverages	1,075,200	9.2%
Chemicals	191,337	1.6%
Construction Materials	243,160	2.1%
Diversified Telecommunication Services	263,584	2.3%
Electric Utilities	684,934	5.9%
Food & Staples Retailing	143,748	1.2%
Food Products	196,148	1.7%
Media	205,114	1.8%
Metals & Mining	1,414,014	12.2%
Oil, Gas & Consumable Fuels	1,519,909	13.1%
Paper & Forest Products	290,008	2.5%
Transportation Infrastructure	424,254	3.6%
Water Utilities	198,356	1.7%
Wireless Telecommunication Services	739,096	6.4%
Other **	1,428,575	12.3%
Total	$11,626,303	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of April 30, 2020:

	Value	% of Net Assets
Brazil	$6,300,134	54.1%
Chile	1,205,818	10.4%
Colombia	419,082	3.6%
Mexico	2,144,765	18.5%
Peru	127,929	1.1%
Other **	1,428,575	12.3%
Total	$11,626,303	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2020 (unaudited)

	Shares	Value
Common Stocks (61.9%)
Aaron’s, Inc. (Specialty Retail)	745	$23,773
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	984	23,626
ACI Worldwide, Inc.* (Software)	1,283	35,154
Acuity Brands, Inc. (Electrical Equipment)	439	38,013
Adient PLC* (Auto Components)	966	14,471
Adtalem Global Education, Inc.* (Diversified Consumer Services)	599	19,030
AECOM* (Construction & Engineering)	1,742	63,165
Affiliated Managers Group, Inc. (Capital Markets)	547	38,268
AGCO Corp. (Machinery)	694	36,671
Alleghany Corp. (Insurance)	160	85,393
Allegheny Technologies, Inc.* (Metals & Mining)	1,398	10,499
ALLETE, Inc. (Electric Utilities)	573	32,982
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,801	11,707
AMC Networks, Inc.* - Class A (Media)	489	11,663
Amedisys, Inc.* (Health Care Providers & Services)	358	65,929
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,524	53,782
American Eagle Outfitters, Inc. (Specialty Retail)	1,763	14,016
American Financial Group, Inc. (Insurance)	830	54,979
Antero Midstream Corp.(a) (Oil, Gas & Consumable Fuels)	3,293	15,642
Apergy Corp.*(a) (Energy Equipment & Services)	859	7,911
AptarGroup, Inc. (Containers & Packaging)	708	75,812
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	903	56,817
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,111	38,252
ASGN, Inc.* (Professional Services)	585	27,173
Ashland Global Holdings, Inc. (Chemicals)	668	41,209
Associated Banc-Corp.(a) (Banks)	1,768	25,000
AutoNation, Inc.* (Specialty Retail)	653	24,318
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	532	16,519
Avis Budget Group, Inc.* (Road & Rail)	630	10,382
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,121	33,652
Axon Enterprise, Inc.* (Aerospace & Defense)	657	47,770
BancorpSouth Bank (Banks)	1,064	23,291
Bank of Hawaii Corp.(a) (Banks)	447	30,476
Bank OZK (Banks)	1,341	30,333
Bed Bath & Beyond, Inc.(a) (Specialty Retail)	1,404	8,691
Belden, Inc. (Electronic Equipment, Instruments & Components)	428	14,633
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	239	105,184
Bio-Techne Corp. (Life Sciences Tools & Services)	423	95,175
BJ’s Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	1,354	35,624
Black Hills Corp. (Multi-Utilities)	681	42,181
Blackbaud, Inc. (Software)	546	30,172
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	888	14,821
Brighthouse Financial, Inc.* (Insurance)	1,212	31,161
Brinker International, Inc. (Hotels, Restaurants & Leisure)	415	9,661
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	3,304	37,831
Brown & Brown, Inc. (Insurance)	2,593	93,114
Brunswick Corp.(a) (Leisure Products)	904	43,139
Cable One, Inc. (Media)	55	105,207
Cabot Corp. (Chemicals)	632	21,418
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	322	39,458
CACI International, Inc.* - Class A (IT Services)	278	69,539
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	6,191	59,806
Camden Property Trust (Equity Real Estate Investment Trusts)	1,075	94,676
Cantel Medical Corp. (Health Care Equipment & Supplies)	415	15,355
Carlisle Cos., Inc. (Industrial Conglomerates)	629	76,084
Carpenter Technology Corp. (Metals & Mining)	530	11,750
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	489	38,240
Casey’s General Stores, Inc. (Food & Staples Retailing)	407	61,623
Catalent, Inc.* (Pharmaceuticals)	1,716	118,662
Cathay General Bancorp (Banks)	840	23,453
CDK Global, Inc. (Software)	1,345	52,832
Ceridian HCM Holding, Inc.* (Software)	1,117	65,869
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	542	78,411
Chemed Corp.(a) (Health Care Providers & Services)	178	74,149
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	351	26,343
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	392	39,286
Ciena Corp.*(a) (Communications Equipment)	1,715	79,318
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	1,128	28,674
Cinemark Holdings, Inc. (Entertainment)	1,182	16,879
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	641	48,460
CIT Group, Inc. (Banks)	1,053	19,986
Clean Harbors, Inc.* (Commercial Services & Supplies)	570	30,455
CNO Financial Group, Inc. (Insurance)	1,677	23,579
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	2,071	21,953
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,895	104,681
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	268	34,269
Colfax Corp.* (Machinery)	928	23,933
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	321	23,398
Commerce Bancshares, Inc.(a) (Banks)	1,148	70,245
Commercial Metals Co. (Metals & Mining)	1,316	20,977
CommVault Systems, Inc.*(a) (Software)	466	19,894
Compass Minerals International, Inc. (Metals & Mining)	376	18,484

	Shares	Value
Common Stocks, continued
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,322	$17,345
CoreLogic, Inc. (IT Services)	882	33,886
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	418	50,657
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,244	32,866
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,628	49,117
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	266	25,908
Crane Co. (Machinery)	565	30,764
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,194	51,497
Cullen/Frost Bankers, Inc.(a) (Banks)	632	45,416
Curtiss-Wright Corp. (Aerospace & Defense)	473	49,026
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	1,255	88,038
Dana, Inc. (Auto Components)	1,596	18,354
Darling Ingredients, Inc.* (Food Products)	1,821	37,494
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	310	46,115
Delphi Technologies PLC* (Auto Components)	956	9,550
Deluxe Corp. (Commercial Services & Supplies)	467	13,155
Dick’s Sporting Goods, Inc. (Specialty Retail)	706	20,749
Dillard’s, Inc.(a) - Class A (Multiline Retail)	108	3,184
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	2,638	8,204
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	429	155,269
Domtar Corp. (Paper & Forest Products)	635	14,834
Donaldson Co., Inc. (Machinery)	1,403	61,493
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,828	55,736
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	919	57,750
Dycom Industries, Inc.* (Construction & Engineering)	350	11,410
Eagle Materials, Inc. (Construction Materials)	462	28,187
East West Bancorp, Inc. (Banks)	1,615	56,638
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	426	45,156
Eaton Vance Corp. (Capital Markets)	1,255	46,059
Edgewell Personal Care Co.* (Personal Products)	602	16,621
Eldorado Resorts, Inc.*(a) (Hotels, Restaurants & Leisure)	725	15,544
EMCOR Group, Inc. (Construction & Engineering)	622	39,516
Encompass Health Corp. (Health Care Providers & Services)	1,093	72,411
Energizer Holdings, Inc.(a) (Household Products)	714	27,817
EnerSys (Electrical Equipment)	469	27,385
Enphase Energy, Inc.* (Electrical Equipment)	879	41,164
EPR Properties (Equity Real Estate Investment Trusts)	870	25,595
EQT Corp. (Oil, Gas & Consumable Fuels)	2,836	41,376
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	2,261	18,947
Essential Utilities, Inc. (Water Utilities)	2,393	100,003
Etsy, Inc.* (Internet & Direct Marketing Retail)	1,315	85,304
Evercore Partners, Inc. - Class A (Capital Markets)	433	22,343
Exelixis, Inc.* (Biotechnology)	3,369	83,198
F.N.B. Corp. (Banks)	3,605	29,164
FactSet Research Systems, Inc. (Capital Markets)	421	115,775
Fair Isaac Corp.* (Software)	321	113,294
Federated Hermes, Inc. - Class B (Capital Markets)	1,065	24,250
First American Financial Corp. (Insurance)	1,246	57,466
First Financial Bankshares, Inc. (Banks)	1,506	41,942
First Horizon National Corp. (Banks)	3,451	31,335
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,407	53,142
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	841	37,012
FirstCash, Inc. (Consumer Finance)	473	33,980
Five Below, Inc.* (Specialty Retail)	619	55,809
Flowers Foods, Inc. (Food Products)	2,134	47,546
Fluor Corp. (Construction & Engineering)	1,554	18,182
Foot Locker, Inc. (Specialty Retail)	1,187	30,423
FTI Consulting, Inc.* (Professional Services)	416	52,983
Fulton Financial Corp. (Banks)	1,821	21,287
GATX Corp. (Trading Companies & Distributors)	389	23,068
Generac Holdings, Inc.* (Electrical Equipment)	692	67,428
Gentex Corp.(a) (Auto Components)	2,806	68,017
Genworth Financial, Inc.* - Class A (Insurance)	5,581	20,259
Globus Medical, Inc.*(a) - Class A (Health Care Equipment & Supplies)	854	40,531
Graco, Inc. (Machinery)	1,848	82,532
Graham Holdings Co. - Class B (Diversified Consumer Services)	48	18,720
Grand Canyon Education, Inc.* (Diversified Consumer Services)	535	46,021
Greif, Inc. - Class A (Containers & Packaging)	291	9,862
GrubHub, Inc.*(a) (Internet & Direct Marketing Retail)	1,014	48,459
Haemonetics Corp.* (Health Care Equipment & Supplies)	563	64,058
Hancock Whitney Corp. (Banks)	967	20,220
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,208	47,680
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,483	43,585
Healthcare Services Group, Inc. (Commercial Services & Supplies)	822	20,953
HealthEquity, Inc.* (Health Care Providers & Services)	787	44,284
Helen of Troy, Ltd.* (Household Durables)	279	45,833
Herman Miller, Inc. (Commercial Services & Supplies)	655	14,764
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,149	44,593
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	740	83,243

	Shares	Value
Common Stocks, continued
HNI Corp. (Commercial Services & Supplies)	475	$11,562
Home BancShares, Inc.(a) (Banks)	1,722	26,398
Hubbell, Inc. (Electrical Equipment)	604	75,155
ICU Medical, Inc.* (Health Care Equipment & Supplies)	214	46,932
IDACORP, Inc. (Electric Utilities)	559	51,305
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	967	33,284
Ingevity Corp.* (Chemicals)	464	24,091
Ingredion, Inc. (Food Products)	740	60,088
Insperity, Inc. (Professional Services)	416	19,847
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	790	40,330
Interactive Brokers Group, Inc. - Class A (Capital Markets)	850	34,850
InterDigital, Inc. (Communications Equipment)	345	19,931
International Bancshares Corp. (Banks)	636	18,438
ITT, Inc. (Machinery)	973	51,297
j2 Global, Inc. (Software)	513	41,368
Jabil, Inc. (Electronic Equipment, Instruments & Components)	1,542	43,854
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	264	15,919
Janus Henderson Group PLC (Capital Markets)	1,726	30,895
JBG Smith Properties (Equity Real Estate Investment Trusts)	1,308	44,407
Jefferies Financial Group, Inc. (Diversified Financial Services)	2,656	36,440
JetBlue Airways Corp.* (Airlines)	3,202	31,187
John Wiley & Sons, Inc. - Class A (Media)	485	18,212
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	571	60,286
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,430	21,421
KB Home (Household Durables)	950	24,928
KBR, Inc. (IT Services)	1,573	31,869
Kemper Corp. (Insurance)	694	46,651
Kennametal, Inc. (Machinery)	920	23,561
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,082	67,365
Kirby Corp.* (Marine)	665	35,524
Knight-Swift Transportation Holdings, Inc.(a) (Road & Rail)	1,362	50,639
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	954	54,998
Lancaster Colony Corp.(a) (Food Products)	219	29,484
Landstar System, Inc. (Road & Rail)	438	45,250
Lear Corp. (Auto Components)	610	59,567
Legg Mason, Inc. (Capital Markets)	905	45,096
LendingTree, Inc.* (Thrifts & Mortgage Finance)	84	20,947
Lennox International, Inc. (Building Products)	389	72,618
LHC Group, Inc.* (Health Care Providers & Services)	328	42,637
Life Storage, Inc. (Equity Real Estate Investment Trusts)	518	45,372
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	183	18,038
Lincoln Electric Holdings, Inc. (Machinery)	679	54,666
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	270	39,215
LivaNova PLC* (Health Care Equipment & Supplies)	536	28,472
LiveRamp Holdings, Inc.* (IT Services)	751	28,433
LogMeIn, Inc. (Software)	541	46,234
Louisiana-Pacific Corp. (Paper & Forest Products)	1,304	26,080
Lumentum Holdings, Inc.* (Communications Equipment)	856	69,259
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,006	16,287
Manhattan Associates, Inc.* (Software)	708	50,226
ManpowerGroup, Inc. (Professional Services)	655	48,627
Marriott Vacations Worldwide Corp.(a) (Hotels, Restaurants & Leisure)	414	34,362
Masimo Corp.* (Health Care Equipment & Supplies)	545	116,581
MasTec, Inc.* (Construction & Engineering)	669	24,017
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,219	8,582
Mattel, Inc.*(a) (Leisure Products)	3,845	33,528
MAXIMUS, Inc. (IT Services)	709	47,730
MDU Resources Group, Inc. (Multi-Utilities)	2,222	49,906
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	5,739	98,367
MEDNAX, Inc.* (Health Care Providers & Services)	936	13,591
Mercury General Corp. (Insurance)	301	12,329
Mercury Systems, Inc.* (Aerospace & Defense)	617	55,012
Minerals Technologies, Inc. (Chemicals)	387	17,043
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	604	60,539
Molina Healthcare, Inc.* (Health Care Providers & Services)	694	113,795
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	449	89,760
MSA Safety, Inc. (Commercial Services & Supplies)	395	44,449
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	500	29,820
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,656	19,640
Murphy USA, Inc.* (Specialty Retail)	321	34,283
National Fuel Gas Co.(a) (Gas Utilities)	957	39,237
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,308	50,253
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,904	62,147
Navient Corp. (Consumer Finance)	1,888	14,387
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,415	29,036
Nektar Therapeutics* (Pharmaceuticals)	1,952	37,478
NetScout Systems, Inc.* (Communications Equipment)	731	19,357
New Jersey Resources Corp. (Gas Utilities)	1,060	35,807
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	5,183	56,288
NewMarket Corp. (Chemicals)	82	33,738
Nordson Corp. (Machinery)	567	91,236

	Shares	Value
Common Stocks, continued
NorthWestern Corp. (Multi-Utilities)	559	$32,249
NOW, Inc.* (Trading Companies & Distributors)	1,207	7,447
Nu Skin Enterprises, Inc. - Class A (Personal Products)	617	18,023
NuVasive, Inc.* (Health Care Equipment & Supplies)	578	35,189
nVent Electric PLC (Electrical Equipment)	1,726	32,190
OGE Energy Corp. (Electric Utilities)	2,220	69,974
O-I Glass, Inc. (Containers & Packaging)	1,725	14,214
Old Republic International Corp. (Insurance)	3,165	50,482
Olin Corp. (Chemicals)	1,771	23,643
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	607	41,221
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	2,423	70,630
ONE Gas, Inc. (Gas Utilities)	584	46,551
Oshkosh Corp. (Machinery)	755	50,985
Owens Corning (Building Products)	1,207	52,336
PacWest Bancorp (Banks)	1,330	26,919
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	245	17,620
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	2,656	25,259
Patterson Cos., Inc. (Health Care Providers & Services)	956	17,476
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,160	7,970
Paylocity Holding Corp.* (Software)	396	45,354
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	1,131	12,893
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,449	17,156
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	1,209	21,544
Penumbra, Inc.* (Health Care Equipment & Supplies)	356	63,126
Perspecta, Inc. (IT Services)	1,525	32,894
Pilgrim’s Pride Corp.* (Food Products)	583	12,826
Pinnacle Financial Partners, Inc. (Banks)	798	32,120
PNM Resources, Inc. (Electric Utilities)	883	35,753
Polaris, Inc. (Leisure Products)	637	45,183
PolyOne Corp. (Chemicals)	1,002	23,337
Pool Corp. (Distributors)	444	93,977
Post Holdings, Inc.*(a) (Food Products)	738	67,785
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	745	26,157
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	702	67,743
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	557	22,664
Primerica, Inc. (Insurance)	460	47,799
Prosperity Bancshares, Inc. (Banks)	1,047	62,747
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	222	28,658
PTC, Inc.*(a) (Software)	1,152	79,776
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,435	34,483
Regal Beloit Corp. (Electrical Equipment)	454	32,239
Reinsurance Group of America, Inc. (Insurance)	694	72,647
Reliance Steel & Aluminum Co. (Metals & Mining)	739	66,200
RenaissanceRe Holdings, Ltd. (Insurance)	489	71,398
Repligen Corp.* (Biotechnology)	521	60,514
Resideo Technologies, Inc.* (Building Products)	1,362	6,987
RH* (Specialty Retail)	219	31,488
RLI Corp. (Insurance)	443	32,264
Royal Gold, Inc. (Metals & Mining)	727	89,080
RPM International, Inc. (Chemicals)	1,439	95,564
Ryder System, Inc. (Road & Rail)	592	20,957
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	2,278	29,204
Sabre Corp. (IT Services)	3,038	22,086
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,292	12,545
Sanderson Farms, Inc. (Food Products)	219	29,815
Science Applications International Corp. (IT Services)	546	44,586
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	601	7,579
SEI Investments Co. (Capital Markets)	1,399	71,293
Selective Insurance Group, Inc. (Insurance)	659	33,036
Semtech Corp.*(a) (Semiconductors & Semiconductor Equipment)	735	33,251
Sensient Technologies Corp. (Chemicals)	469	22,414
Service Corp. International (Diversified Consumer Services)	2,027	74,473
Service Properties Trust (Equity Real Estate Investment Trusts)	1,824	12,640
Signature Bank (Banks)	599	64,200
Silgan Holdings, Inc. (Containers & Packaging)	859	29,636
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	481	46,763
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	872	17,449
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,485	41,847
SLM Corp. (Consumer Finance)	4,682	39,048
SolarEdge Technologies, Inc.*(a) (Semiconductors & Semiconductor Equipment)	538	60,035
Sonoco Products Co. (Containers & Packaging)	1,111	54,261
Southwest Gas Holdings, Inc. (Gas Utilities)	607	46,011
Spire, Inc.(a) (Gas Utilities)	565	41,222
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	1,107	34,051
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,310	27,222
Steel Dynamics, Inc. (Metals & Mining)	2,390	58,005
Stericycle, Inc.* (Commercial Services & Supplies)	1,012	49,385
Sterling Bancorp (Banks)	2,242	27,644
Stifel Financial Corp. (Capital Markets)	759	33,609
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	370	24,194
Syneos Health, Inc.* (Life Sciences Tools & Services)	691	38,551
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	453	39,665
Synovus Financial Corp. (Banks)	1,626	34,162
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	679	29,265

	Shares	Value
Common Stocks, continued
Taylor Morrison Home Corp.* (Household Durables)	1,467	$21,345
TCF Financial Corp. (Banks)	1,701	50,503
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	392	55,131
TEGNA, Inc. (Media)	2,406	25,792
Teledyne Technologies, Inc.* (Aerospace & Defense)	405	131,897
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,086	21,307
Tempur Sealy International, Inc.* (Household Durables)	504	27,090
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,153	23,268
Teradata Corp.*(a) (IT Services)	1,249	30,713
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,859	116,263
Terex Corp. (Machinery)	729	11,074
Tetra Tech, Inc. (Commercial Services & Supplies)	606	45,620
Texas Capital Bancshares, Inc.* (Banks)	559	15,529
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	723	34,046
The Boston Beer Co., Inc.* - Class A (Beverages)	102	47,584
The Brink’s Co. (Commercial Services & Supplies)	555	28,372
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	455	10,142
The Chemours Co. (Chemicals)	1,814	21,278
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,345	17,055
The Goodyear Tire & Rubber Co. (Auto Components)	2,579	18,491
The Hain Celestial Group, Inc.* (Food Products)	891	23,023
The Hanover Insurance Group, Inc. (Insurance)	436	43,766
The Macerich Co.(a) (Equity Real Estate Investment Trusts)	1,223	9,136
The New York Times Co. - Class A (Media)	1,594	51,837
The Scotts Miracle-Gro Co. - Class A (Chemicals)	439	54,449
The Timken Co. (Machinery)	751	28,223
The Toro Co. (Machinery)	1,182	75,423
The Wendy’s Co. (Hotels, Restaurants & Leisure)	2,041	40,534
Thor Industries, Inc. (Automobiles)	612	40,514
Toll Brothers, Inc. (Household Durables)	1,341	32,211
Tootsie Roll Industries, Inc. (Food Products)	190	6,675
Transocean, Ltd.*(a) (Energy Equipment & Services)	6,378	8,165
TreeHouse Foods, Inc.* (Food Products)	624	32,280
Trex Co., Inc.*(a) (Building Products)	646	61,512
TRI Pointe Group, Inc.* (Household Durables)	1,545	17,737
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	2,763	95,683
Trinity Industries, Inc. (Machinery)	1,089	21,007
TripAdvisor, Inc. (Interactive Media & Services)	1,165	23,265
Trustmark Corp. (Banks)	714	19,000
Tyler Technologies, Inc.* (Software)	432	138,537
UGI Corp. (Gas Utilities)	2,318	69,957
UMB Financial Corp. (Banks)	478	24,302
Umpqua Holdings Corp. (Banks)	2,443	30,599
United Bankshares, Inc. (Banks)	1,125	33,705
United States Steel Corp.(a) (Metals & Mining)	1,886	14,484
United Therapeutics Corp.* (Biotechnology)	486	53,246
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	469	70,406
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,278	14,697
Urban Outfitters, Inc.*(a) (Specialty Retail)	783	13,577
Valley National Bancorp (Banks)	4,343	36,307
Valmont Industries, Inc.(a) (Construction & Engineering)	239	28,020
Valvoline, Inc. (Chemicals)	2,090	35,927
ViaSat, Inc.* (Communications Equipment)	640	27,136
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,468	24,354
Visteon Corp.* (Auto Components)	309	18,633
Washington Federal, Inc. (Thrifts & Mortgage Finance)	869	23,237
Watsco, Inc. (Trading Companies & Distributors)	362	58,278
Webster Financial Corp. (Banks)	1,021	28,843
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,343	24,429
Werner Enterprises, Inc. (Road & Rail)	492	19,739
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	821	155,381
WEX, Inc.* (IT Services)	480	63,514
Williams-Sonoma, Inc.(a) (Specialty Retail)	861	53,244
Wintrust Financial Corp. (Banks)	632	26,481
Woodward, Inc. (Machinery)	626	37,911
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	726	18,150
World Wrestling Entertainment, Inc. - Class A (Entertainment)	526	23,391
Worthington Industries, Inc. (Metals & Mining)	410	10,840
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,623	28,339
WW International, Inc.* (Diversified Consumer Services)	516	13,163
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	1,007	25,749
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	1,055	39,784
XPO Logistics, Inc.* (Air Freight & Logistics)	1,024	68,342
Yelp, Inc.* (Interactive Media & Services)	708	15,824
TOTAL COMMON STOCKS (Cost $10,975,393)		16,235,334

	Principal Amount	Value
Repurchase Agreements(b)(c) (35.1%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $9,198,003	$9,198,000	$9,198,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,198,000)		9,198,000

	Shares	Value
Collateral for Securities Loaned (3.1%)
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.27%(d)	108,646	$108,646
Fidelity Investments Money Market Government Portfolio-Class I, 1.26%(d)	1,522	1,522
Invesco Government & Agency Portfolio-Institutional Shares, 0.28%(d)	1,392	1,392
JPMorgan U.S. Government Money Market Fund-Capital Shares, 0.30%(d)	695,425	695,425
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $806,985)		806,985

TOTAL INVESTMENT SECURITIES (Cost $20,980,378) - 100.1%		26,240,319
Net other assets (liabilities) - (0.1)%		(16,067)

NET ASSETS - 100.0%		$26,224,252

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of April 30, 2020. The total value of securities on loan as of April 30, 2020 was $743,665.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $4,849,000.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on April 30, 2020.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	2	6/22/20	$328,340	$78,316

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	5/27/20	0.58%	$12,217,033	$218,674
SPDR S&P MidCap 400 ETF	Goldman Sachs International	5/27/20	0.33%	5,749,729	48,550
				$17,966,762	$267,224

S&P MidCap 400	UBS AG	5/27/20	0.48%	$12,225,312	$247,221
SPDR S&P MidCap 400 ETF	UBS AG	5/27/20	0.43%	5,782,194	114,748
				$18,007,506	$361,969
				$35,974,268	$629,193

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraMid-Cap ProFund invested in the following industries as of April 30, 2020:

	Value	% of Net Assets
Aerospace & Defense	$283,705	1.1%
Air Freight & Logistics	68,342	0.3%
Airlines	31,187	0.1%
Auto Components	207,083	0.8%
Automobiles	40,514	0.2%
Banks	1,026,684	3.9%
Beverages	47,584	0.2%
Biotechnology	253,248	1.0%
Building Products	193,453	0.7%
Capital Markets	462,438	1.8%
Chemicals	414,111	1.6%
Commercial Services & Supplies	280,136	1.1%
Communications Equipment	215,001	0.8%
Construction & Engineering	184,310	0.7%
Construction Materials	28,187	0.1%
Consumer Finance	87,415	0.3%
Containers & Packaging	183,785	0.7%
Distributors	93,977	0.4%
Diversified Consumer Services	171,407	0.7%
Diversified Financial Services	36,440	0.1%
Electric Utilities	237,694	0.9%
Electrical Equipment	313,574	1.2%
Electronic Equipment, Instruments & Components	625,491	2.4%
Energy Equipment & Services	24,046	0.1%
Entertainment	40,270	0.1%
Equity Real Estate Investment Trusts	1,462,085	5.5%
Food & Staples Retailing	124,469	0.5%
Food Products	347,016	1.3%
Gas Utilities	278,785	1.1%
Health Care Equipment & Supplies	705,717	2.7%
Health Care Providers & Services	491,166	1.9%
Health Care Technology	11,707	NM
Hotels, Restaurants & Leisure	669,115	2.5%
Household Durables	169,144	0.6%
Household Products	27,817	0.1%
Industrial Conglomerates	76,084	0.3%
Insurance	776,323	3.0%
Interactive Media & Services	39,089	0.1%
Internet & Direct Marketing Retail	133,763	0.5%
IT Services	405,250	1.5%
Leisure Products	121,850	0.5%
Life Sciences Tools & Services	385,064	1.5%
Machinery	680,776	2.6%
Marine	35,524	0.1%
Media	212,711	0.8%
Metals & Mining	300,319	1.1%
Multiline Retail	44,405	0.2%
Multi-Utilities	124,336	0.5%
Oil, Gas & Consumable Fuels	214,197	0.8%
Paper & Forest Products	40,914	0.2%
Personal Products	34,644	0.1%
Pharmaceuticals	178,804	0.7%
Professional Services	148,630	0.6%
Real Estate Management & Development	60,286	0.2%
Road & Rail	146,967	0.6%
Semiconductors & Semiconductor Equipment	677,638	2.6%
Software	718,710	2.7%
Specialty Retail	322,916	1.2%
Technology Hardware, Storage & Peripherals	29,036	0.1%
Textiles, Apparel & Luxury Goods	149,600	0.6%
Thrifts & Mortgage Finance	100,472	0.4%
Trading Companies & Distributors	118,613	0.4%
Water Utilities	100,003	0.4%
Wireless Telecommunication Services	21,307	0.1%
Other **	9,988,918	38.1%
Total	$26,224,252	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

UltraNasdaq-100 ProFund  :: Schedule of Portfolio Investments :: April 30, 2020 (unaudited)

	Shares	Value
Common Stocks (61.1%)
Activision Blizzard, Inc. (Entertainment)	27,024	$1,722,240
Adobe, Inc.* (Software)	16,978	6,004,100
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	41,092	2,152,810
Alexion Pharmaceuticals, Inc.* (Biotechnology)	7,778	835,902
Align Technology, Inc.* (Health Care Equipment & Supplies)	2,767	594,490
Alphabet, Inc.* - Class A (Interactive Media & Services)	9,476	12,761,329
Alphabet, Inc.* - Class C (Interactive Media & Services)	9,391	12,665,266
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	13,710	33,918,540
Amgen, Inc. (Biotechnology)	20,721	4,956,878
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	12,936	1,417,786
ANSYS, Inc.* (Software)	3,018	790,203
Apple, Inc. (Technology Hardware, Storage & Peripherals)	120,504	35,404,075
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	32,261	1,602,726
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	2,598	749,341
Autodesk, Inc.* (Software)	7,714	1,443,521
Automatic Data Processing, Inc. (IT Services)	15,168	2,224,994
Baidu, Inc.*ADR (Interactive Media & Services)	9,713	980,333
Biogen, Inc.* (Biotechnology)	6,115	1,815,115
BioMarin Pharmaceutical, Inc.* (Biotechnology)	6,321	581,658
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	1,443	2,136,463
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	14,034	3,811,915
Cadence Design Systems, Inc.* (Software)	9,843	798,563
CDW Corp. (Electronic Equipment, Instruments & Components)	5,016	555,773
Cerner Corp. (Health Care Technology)	10,959	760,445
Charter Communications, Inc.* - Class A (Media)	7,377	3,653,312
Check Point Software Technologies, Ltd.* (Software)	5,110	540,331
Cintas Corp. (Commercial Services & Supplies)	3,645	808,570
Cisco Systems, Inc. (Communications Equipment)	148,988	6,314,111
Citrix Systems, Inc. (Software)	4,299	623,398
Cognizant Technology Solutions Corp. - Class A (IT Services)	19,274	1,118,277
Comcast Corp. - Class A (Media)	159,622	6,006,576
Copart, Inc.* (Commercial Services & Supplies)	8,210	657,703
CoStar Group, Inc.* (Professional Services)	1,287	834,311
Costco Wholesale Corp. (Food & Staples Retailing)	15,520	4,702,560
CSX Corp. (Road & Rail)	27,186	1,800,530
DexCom, Inc.* (Health Care Equipment & Supplies)	3,218	1,078,674
Dollar Tree, Inc.* (Multiline Retail)	8,314	662,376
eBay, Inc. (Internet & Direct Marketing Retail)	27,967	1,113,926
Electronic Arts, Inc.* (Entertainment)	10,177	1,162,824
Exelon Corp. (Electric Utilities)	34,229	1,269,211
Expedia Group, Inc. (Internet & Direct Marketing Retail)	4,724	335,310
Facebook, Inc.* - Class A (Interactive Media & Services)	66,256	13,563,265
Fastenal Co. (Trading Companies & Distributors)	20,179	730,883
Fiserv, Inc.* (IT Services)	23,858	2,458,805
Fox Corp. - Class A (Media)	12,114	313,389
Fox Corp. - Class B (Media)	9,205	235,280
Gilead Sciences, Inc. (Biotechnology)	44,393	3,729,012
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	2,998	832,245
Illumina, Inc.* (Life Sciences Tools & Services)	5,164	1,647,471
Incyte Corp.* (Biotechnology)	7,616	743,779
Intel Corp. (Semiconductors & Semiconductor Equipment)	150,257	9,012,414
Intuit, Inc. (Software)	9,151	2,469,031
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	4,075	2,081,835
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	32,564	1,403,508
KLA Corp. (Semiconductors & Semiconductor Equipment)	5,508	903,808
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	5,113	1,305,247
Liberty Global PLC* - Class A (Media)	6,379	123,880
Liberty Global PLC* - Class C (Media)	15,419	282,322
Lululemon Athletica, Inc.*(a) (Textiles, Apparel & Luxury Goods)	4,333	968,339
Marriott International, Inc.(a) - Class A (Hotels, Restaurants & Leisure)	11,390	1,035,807
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	9,464	520,331
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	1,746	1,018,808
Microchip Technology, Inc.(a) (Semiconductors & Semiconductor Equipment)	8,415	738,248
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	39,026	1,868,955
Microsoft Corp. (Software)	209,477	37,540,374
Mondelez International, Inc. - Class A (Food Products)	50,341	2,589,541
Monster Beverage Corp.* (Beverages)	18,862	1,165,860
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	7,770	340,093
NetEase, Inc.ADR(a) (Entertainment)	2,563	884,132
Netflix, Inc.* (Entertainment)	15,416	6,472,408
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	21,500	6,284,020
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	9,828	978,574
O’Reilly Automotive, Inc.* (Specialty Retail)	2,631	1,016,461
PACCAR, Inc. (Machinery)	12,169	842,460
Paychex, Inc. (IT Services)	12,591	862,735
PayPal Holdings, Inc.* (IT Services)	41,208	5,068,585

	Shares	Value
Common Stocks, continued
PepsiCo, Inc. (Beverages)	48,817	$6,458,002
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	40,157	3,159,151
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,800	1,998,344
Ross Stores, Inc. (Specialty Retail)	12,608	1,151,867
Seattle Genetics, Inc.* (Biotechnology)	6,052	830,516
Sirius XM Holdings, Inc.(a) (Media)	155,068	916,452
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	5,978	620,995
Splunk, Inc.* (Software)	5,479	769,032
Starbucks Corp. (Hotels, Restaurants & Leisure)	41,234	3,163,884
Synopsys, Inc.* (Software)	5,278	829,279
Take-Two Interactive Software, Inc.* (Entertainment)	3,985	482,384
Tesla, Inc.* (Automobiles)	6,468	5,057,200
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	32,812	3,808,489
The Kraft Heinz Co. (Food Products)	42,909	1,301,430
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	30,105	2,643,219
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	18,373	473,288
Ulta Beauty, Inc.* (Specialty Retail)	2,008	437,583
United Airlines Holdings , Inc.* (Airlines)	8,711	257,671
VeriSign, Inc.* (IT Services)	4,090	856,814
Verisk Analytics, Inc. - Class A (Professional Services)	5,729	875,563
Vertex Pharmaceuticals, Inc.* (Biotechnology)	9,108	2,287,930
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	31,122	1,347,271
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	10,502	483,932
Workday, Inc.* - Class A (Software)	5,867	902,931
Xcel Energy, Inc. (Electric Utilities)	18,432	1,171,538
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	8,742	764,051
Zoom Video Communications, Inc.* - Class A (Software)	3,927	530,813
TOTAL COMMON STOCKS (Cost $87,399,691)		318,978,000

	Principal Amount	Value
Repurchase Agreements(b)(c) (29.5%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $153,995,044	$153,995,000	$153,995,000
TOTAL REPURCHASE AGREEMENTS (Cost $153,995,000)		153,995,000

	Shares	Value
Collateral for Securities Loaned (0.6%)
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.27%(d)	411,937	$411,937
Fidelity Investments Money Market Government Portfolio-Class I, 1.26%(d)	5,770	5,770
Invesco Government & Agency Portfolio-Institutional Shares, 0.28%(d)	5,276	5,276
JPMorgan U.S. Government Money Market Fund-Capital Shares, 0.30%(d)	2,636,740	2,636,740
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $3,059,723)		3,059,723

TOTAL INVESTMENT SECURITIES (Cost $244,454,414) - 91.2%		476,032,723
Net other assets (liabilities) - 8.8%		45,867,673

NET ASSETS - 100.0%		$521,900,396

*         Non-income producing security.

(a)      All or part of this security was on loan as of April 30, 2020. The total value of securities on loan as of April 30, 2020 was $2,769,794.

(b)      The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)       A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $82,219,000.

(d)      Rate periodically changes. Rate disclosed is the daily yield on April 30, 2020.

NYS        New York Shares

ADR       American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	31	6/22/20	$5,568,840	$1,240,135

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	5/27/20	0.48%	$118,225,144	$1,610,968
Nasdaq-100 Index	Goldman Sachs International	5/27/20	0.68%	235,533,445	4,261,889
				$353,758,589	$5,872,857

Invesco QQQ Trust, Series 1 ETF	UBS AG	5/27/20	0.53%	$99,204,299	$1,003,912
Nasdaq-100 Index	UBS AG	5/27/20	0.93%	266,206,948	3,881,978
				$365,411,247	$4,885,890
				$719,169,836	$10,758,747

(1)      Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)      Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraNasdaq-100 ProFund invested in the following industries as of April 30, 2020:

	Value	% of Net Assets
Airlines	$257,671	0.1%
Automobiles	5,057,200	1.0%
Beverages	7,623,861	1.5%
Biotechnology	17,779,133	3.4%
Commercial Services & Supplies	1,466,274	0.3%
Communications Equipment	6,314,112	1.2%
Electric Utilities	2,440,749	0.5%
Electronic Equipment, Instruments & Components	555,773	0.1%
Entertainment	10,723,988	2.1%
Food & Staples Retailing	6,049,831	1.2%
Food Products	3,890,971	0.7%
Health Care Equipment & Supplies	4,587,244	0.9%
Health Care Technology	760,445	0.1%
Hotels, Restaurants & Leisure	4,199,691	0.8%
Interactive Media & Services	39,970,194	7.7%
Internet & Direct Marketing Retail	40,399,843	7.7%
IT Services	12,590,210	2.4%
Life Sciences Tools & Services	1,647,471	0.3%
Machinery	842,460	0.2%
Media	11,531,211	2.2%
Multiline Retail	662,376	0.1%
Professional Services	1,709,874	0.3%
Road & Rail	1,800,529	0.3%
Semiconductors & Semiconductor Equipment	39,698,861	7.6%
Software	53,241,576	10.2%
Specialty Retail	2,605,911	0.5%
Technology Hardware, Storage & Peripherals	36,228,100	6.9%
Textiles, Apparel & Luxury Goods	968,339	0.2%
Trading Companies & Distributors	730,883	0.1%
Wireless Telecommunication Services	2,643,219	0.5%
Other **	202,922,396	38.9%
Total	$521,900,396	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraShort China ProFund  :: Schedule of Portfolio Investments :: April 30, 2020 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (115.2%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $2,398,001	$2,398,000	$2,398,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,398,000)		2,398,000

TOTAL INVESTMENT SECURITIES (Cost $2,398,000) - 115.2%		2,398,000
Net other assets (liabilities) - (15.2)%		(317,000)

NET ASSETS - 100.0%		$2,081,000

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $156,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon China Select ADR Index (USD)	Goldman Sachs International	5/27/20	0 .87%	$(2,003,507)	$2,188
S&P/BNY Mellon China Select ADR Index (USD)	UBS AG	5/27/20	1 .12%	(2,170,987)	(4,651)
				$(4,174,494)	$(2,463)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Dow 30 ProFund  :: Schedule of Portfolio Investments :: April 30, 2020 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (98.0%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $7,426,002	$7,426,000	$7,426,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,426,000)		7,426,000

TOTAL INVESTMENT SECURITIES (Cost $7,426,000) - 98.0%		7,426,000
Net other assets (liabilities) - 2.0%		153,500

NET ASSETS - 100.0%		$7,579,500

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $2,243,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	17	6/22/20	$(2,058,275)	$(238,275)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	5/27/20	(0 .33)%	$(4,915,165)	$(59,734)
Dow Jones Industrial Average	UBS AG	5/27/20	(0 .33)%	(8,162,649)	(67,062)
				$(13,077,814)	$(126,796)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Emerging Markets ProFund :: Schedule of Portfolio Investments :: April 30, 2020 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (97.6%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $1,981,001	$1,981,000	$1,981,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,981,000)		1,981,000

TOTAL INVESTMENT SECURITIES (Cost $1,981,000) - 97.6%		1,981,000
Net other assets (liabilities) - 2.4%		49,336

NET ASSETS - 100.0%		$2,030,336

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $226,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	5/27/20	0.37%	$(2,685,639)	$(52,955)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	5/27/20	0.37%	(1,395,439)	(23,492)
				$(4,081,078)	$(76,447)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort International ProFund :: Schedule of Portfolio Investments :: April 30, 2020 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (59.1%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $3,869,001	$3,869,000	$3,869,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,869,000)		3,869,000

TOTAL INVESTMENT SECURITIES (Cost $3,869,000) - 59.1%		3,869,000
Net other assets (liabilities) - 40.9%		2,674,727

NET ASSETS - 100.0%		$6,543,727

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $366,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	5/27/20	0.27%	$(8,679,318)	$(29,459)
MSCI EAFE Index	UBS AG	5/27/20	0.17%	(4,378,274)	(44,565)
				$(13,057,592)	$(74,024)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Japan ProFund :: Schedule of Portfolio Investments :: April 30, 2020 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a) (73.5%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $432,000	$432,000	$432,000
TOTAL REPURCHASE AGREEMENTS (Cost $432,000)		432,000

TOTAL INVESTMENT SECURITIES (Cost $432,000) - 73.5%		432,000
Net other assets (liabilities) - 26.5%		155,488

NET ASSETS - 100.0%		$587,488

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	10	6/12/20	$(1,002,500)	$(4,751)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	5/27/20	(0.33)%	$(178,062)	$(476)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Latin America ProFund :: Schedule of Portfolio Investments :: April 30, 2020 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (102.1%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $7,189,002	$7,189,000	$7,189,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,189,000)		7,189,000

TOTAL INVESTMENT SECURITIES (Cost $7,189,000) - 102.1%		7,189,000
Net other assets (liabilities) - (2.1)%		(150,082)

NET ASSETS - 100.0%		$7,038,918

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $2,015,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Latin America 35 ADR Index (USD)	Goldman Sachs International	5/27/20	0.47%	$(6,407,806)	$(601,112)
S&P/BNY Mellon Latin America 35 ADR Index (USD)	UBS AG	5/27/20	0.37%	(7,820,058)	(649,928)
				$(14,227,864)	$(1,251,040)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Mid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2020 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (104.8%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $3,585,001	$3,585,000	$3,585,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,585,000)		3,585,000

TOTAL INVESTMENT SECURITIES (Cost $3,585,000) - 104.8%		3,585,000
Net other assets (liabilities) - (4.8)%		(163,151)

NET ASSETS - 100.0%		$3,421,849

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $1,549,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	1	6/22/20	$(164,170)	$(24,167)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	5/27/20	(0.18)%	$(3,557,534)	$(58,421)
S&P MidCap 400	UBS AG	5/27/20	(0.13)%	(3,137,539)	(88,730)
				$(6,695,073)	$(147,151)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Nasdaq-100 ProFund  :: Schedule of Portfolio Investments :: April 30, 2020 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (145.3%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $13,678,004	$13,678,000	$13,678,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,678,000)		13,678,000

TOTAL INVESTMENT SECURITIES (Cost $13,678,000) - 145.3%		13,678,000
Net other assets (liabilities) - (45.3)%		(4,266,717)

NET ASSETS - 100.0%		$9,411,283

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $3,995,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	8	6/22/20	$(1,437,120)	$(33,553)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	5/27/20	(0.43)%	$(15,433,712)	$(249,509)
Nasdaq-100 Index	UBS AG	5/27/20	(0.28)%	(1,933,189)	(179,659)
				$(17,366,901)	$(429,168)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Small-Cap ProFund  :: Schedule of Portfolio Investments :: April 30, 2020 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (97.5%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $12,240,004	$12,240,000	$12,240,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,240,000)		12,240,000

TOTAL INVESTMENT SECURITIES (Cost $12,240,000) - 97.5%		12,240,000
Net other assets (liabilities) - 2.5%		313,765

NET ASSETS - 100.0%		$12,553,765

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $3,540,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	6	6/22/20	$(392,100)	$(40,419)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	5/27/20	0.12%	$(19,176,869)	$(634,947)
Russell 2000 Index	UBS AG	5/27/20	0.37%	(5,615,458)	(28,448)
				$(24,792,327)	$(663,395)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2020 (unaudited)

	Shares	Value
Common Stocks (44.6%)
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	308	$5,911
1st Source Corp. (Banks)	201	6,981
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,324	11,241
8x8, Inc.* (Software)	1,019	17,282
AAON, Inc. (Building Products)	509	24,249
AAR Corp. (Aerospace & Defense)	406	7,949
Aaron’s, Inc. (Specialty Retail)	811	25,879
Abercrombie & Fitch Co. - Class A (Specialty Retail)	713	7,544
ABM Industries, Inc. (Commercial Services & Supplies)	713	24,591
Acacia Communications, Inc.* (Communications Equipment)	407	27,550
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,220	58,938
Acadia Realty Trust (Equity Real Estate Investment Trusts)	913	11,312
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	305	3,328
Acceleron Pharma, Inc.* (Biotechnology)	509	46,080
ACCO Brands Corp. (Commercial Services & Supplies)	1,119	8,281
ACI Worldwide, Inc.* (Software)	1,220	33,428
Acushnet Holdings Corp. (Leisure Products)	408	11,179
Addus Homecare Corp.* (Health Care Providers & Services)	102	8,264
Adient PLC* (Auto Components)	1,016	15,220
Adtalem Global Education, Inc.* (Diversified Consumer Services)	608	19,316
ADTRAN, Inc. (Communications Equipment)	510	5,243
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	811	26,155
Advanced Drainage Systems, Inc. (Building Products)	407	16,500
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	407	22,629
AdvanSix, Inc.* (Chemicals)	309	3,764
Adverum Biotechnologies, Inc.* (Biotechnology)	612	7,252
Aegion Corp.* (Construction & Engineering)	307	4,927
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	511	7,788
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	811	33,366
AeroVironment, Inc.* (Aerospace & Defense)	201	12,112
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	408	1,302
Agree Realty Corp. (Equity Real Estate Investment Trusts)	407	26,500
Aimmune Therapeutics, Inc.* (Biotechnology)	511	8,748
Air Transport Services Group, Inc.* (Air Freight & Logistics)	713	14,431
Akebia Therapeutics, Inc.* (Biotechnology)	1,324	10,724
Akorn, Inc.* (Pharmaceuticals)	1,017	214
Alamo Group, Inc. (Machinery)	102	10,041
Alarm.com Holdings, Inc.* (Software)	407	18,205
Albany International Corp. - Class A (Machinery)	306	15,649
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	813	10,683
Allakos, Inc.* (Biotechnology)	201	13,218
Allegheny Technologies, Inc.* (Metals & Mining)	1,422	10,679
Allegiance Bancshares, Inc. (Banks)	201	5,041
Allegiant Travel Co. (Airlines)	102	8,005
ALLETE, Inc. (Electric Utilities)	610	35,112
Allogene Therapeutics, Inc.* (Biotechnology)	408	11,791
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,931	12,552
Altair Engineering, Inc.* - Class A (Software)	407	13,427
Altra Industrial Motion Corp. (Machinery)	713	19,900
Ambac Financial Group, Inc.* (Insurance)	511	8,789
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	407	21,400
AMC Entertainment Holdings, Inc. - Class A (Entertainment)	611	3,006
Amedisys, Inc.* (Health Care Providers & Services)	407	74,952
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	509	14,415
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	1,324	5,720
American Eagle Outfitters, Inc. (Specialty Retail)	1,828	14,533
American Equity Investment Life Holding Co. (Insurance)	1,015	21,335
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	1,223	9,429
American Outdoor Brands Corp.* (Leisure Products)	612	5,793
American Public Education, Inc.* (Diversified Consumer Services)	202	5,206
American States Water Co. (Water Utilities)	407	32,304
American Vanguard Corp. (Chemicals)	308	3,872
American Woodmark Corp.* (Building Products)	201	10,333
America’s Car-Mart, Inc.* (Specialty Retail)	102	6,727
Ameris Bancorp (Banks)	713	18,132
AMERISAFE, Inc. (Insurance)	201	12,798
Amicus Therapeutics, Inc.* (Biotechnology)	2,644	31,226
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,119	11,056
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	509	23,913
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,017	3,692
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	409	6,933
AnaptysBio, Inc.* (Biotechnology)	308	4,811
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	410	4,276
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	102	4,081

	Shares	Value
Common Stocks, continued
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	201	$6,679
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	306	28,415
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	1,830	5,929
Anterix, Inc.* (Diversified Telecommunication Services)	102	5,355
Apellis Pharmaceuticals, Inc.* (Biotechnology)	509	17,443
Apogee Enterprises, Inc. (Building Products)	305	6,234
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	1,726	14,067
Appfolio, Inc.* (Software)	201	22,082
Appian Corp.* (Software)	306	13,975
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	407	21,323
ArcBest Corp. (Road & Rail)	307	6,254
Arch Coal, Inc. (Oil, Gas & Consumable Fuels)	201	5,867
Archrock, Inc. (Energy Equipment & Services)	1,425	6,854
Arcosa, Inc. (Construction & Engineering)	509	18,970
Arena Pharmaceuticals, Inc.* (Biotechnology)	608	29,774
Ares Management Corp. (Capital Markets)	713	23,921
Argan, Inc. (Construction & Engineering)	201	7,546
Argo Group International Holdings, Ltd. (Insurance)	407	14,392
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	611	5,872
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	711	6,285
Arrow Financial Corp. (Banks)	106	3,021
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,017	35,015
Artisan Partners Asset Management, Inc. (Capital Markets)	609	17,929
Arvinas, Inc.* (Pharmaceuticals)	201	10,553
Asbury Automotive Group, Inc.* (Specialty Retail)	201	13,568
ASGN, Inc.* (Professional Services)	608	28,241
Astec Industries, Inc. (Machinery)	306	12,274
Astronics Corp.* (Aerospace & Defense)	305	2,739
Atara Biotherapeutics, Inc.* (Biotechnology)	509	4,220
Athenex, Inc.* (Biotechnology)	711	6,356
Atkore International Group, Inc.* (Electrical Equipment)	509	12,389
Atlantic Union Bankshares (Banks)	916	21,865
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	307	10,085
ATN International, Inc. (Diversified Telecommunication Services)	102	6,336
AtriCure, Inc.* (Health Care Equipment & Supplies)	407	17,550
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	509	15,804
Avaya Holdings Corp.* - Class C (Software)	1,221	12,137
Avis Budget Group, Inc.* (Road & Rail)	710	11,701
Avista Corp. (Multi-Utilities)	713	30,688
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	408	9,531
AxoGen, Inc.* (Health Care Equipment & Supplies)	410	3,998
Axon Enterprise, Inc.* (Aerospace & Defense)	713	51,843
Axonics Modulation Technologies, Inc.* (Health Care Equipment & Supplies)	202	6,506
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	609	14,037
Axsome Therapeutics, Inc.* (Pharmaceuticals)	307	29,174
AZZ, Inc. (Electrical Equipment)	306	9,605
B&G Foods, Inc. - Class A (Food Products)	713	13,846
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	306	18,063
Balchem Corp. (Chemicals)	407	36,322
Banc of California, Inc. (Banks)	510	5,314
Bancfirst Corp. (Banks)	201	7,741
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	307	3,506
BancorpSouth Bank (Banks)	1,118	24,473
Bandwidth, Inc.* (Diversified Telecommunication Services)	201	16,394
Bank of Marin Bancorp (Banks)	102	3,362
Banner Corp. (Banks)	407	15,641
Barnes Group, Inc. (Machinery)	509	19,535
Barrett Business Services, Inc. (Professional Services)	102	4,990
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	811	17,842
Bed Bath & Beyond, Inc. (Specialty Retail)	1,423	8,808
Belden, Inc. (Electronic Equipment, Instruments & Components)	407	13,915
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	408	8,429
Benefitfocus, Inc.* (Software)	305	3,303
Berkshire Hills Bancorp, Inc. (Banks)	511	8,707
Berry Corp. (Oil, Gas & Consumable Fuels)	713	2,446
Big Lots, Inc. (Multiline Retail)	409	9,591
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	407	19,170
BioTelemetry, Inc.* (Health Care Providers & Services)	407	19,011
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure)	202	4,416
BJ’s Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	1,319	34,703
Black Hills Corp. (Multi-Utilities)	713	44,163
Blackbaud, Inc. (Software)	509	28,127
Blackline, Inc.* (Software)	509	30,917
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	1,421	33,435
Bloom Energy Corp.* (Electrical Equipment)	609	4,671
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,017	12,255
Blucora, Inc.* (Capital Markets)	511	7,190
Blueprint Medicines Corp.* (Biotechnology)	508	29,886

	Shares	Value
Common Stocks, continued
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	710	$15,088
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	511	7,123
Boise Cascade Co. (Paper & Forest Products)	407	12,727
Boot Barn Holdings, Inc.* (Specialty Retail)	307	5,667
Boston Private Financial Holdings, Inc. (Banks)	913	6,939
Bottomline Technologies, Inc.* (Software)	509	21,190
Box, Inc.* - Class A (Software)	1,628	26,276
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	913	15,238
Brady Corp. - Class A (Commercial Services & Supplies)	509	22,162
Bridge Bancorp, Inc. (Banks)	202	4,179
Brightsphere Investment Group, Inc. (Capital Markets)	815	6,039
Brightview Holdings, Inc.* (Commercial Services & Supplies)	307	3,936
Brinker International, Inc. (Hotels, Restaurants & Leisure)	408	9,498
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	2,137	7,715
Brookline Bancorp, Inc. (Banks)	916	9,352
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	811	31,215
Bryn Mawr Bank Corp. (Banks)	201	5,852
Builders FirstSource, Inc.* (Building Products)	1,321	24,240
Byline Bancorp, Inc. (Banks)	307	3,782
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	306	37,497
Cactus, Inc. - Class A (Energy Equipment & Services)	511	9,086
Cadence Bancorp (Banks)	1,425	9,434
CAI International, Inc.* (Trading Companies & Distributors)	202	3,331
Calavo Growers, Inc. (Food Products)	201	11,658
Caleres, Inc. (Specialty Retail)	508	4,120
California Resources Corp.* (Oil, Gas & Consumable Fuels)	510	1,428
California Water Service Group (Water Utilities)	509	22,864
Callaway Golf Co. (Leisure Products)	1,018	14,579
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	2,642	2,483
Cal-Maine Foods, Inc.* (Food Products)	407	16,895
Camden National Corp. (Banks)	201	6,583
Cannae Holdings, Inc.* (Diversified Financial Services)	811	25,587
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	1,528	18,321
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	918	4,764
Cara Therapeutics, Inc.* (Biotechnology)	408	6,047
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	407	17,094
Cardtronics PLC* - Class A (IT Services)	407	9,320
CareDx, Inc.* (Biotechnology)	512	12,995
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	1,118	18,425
Cargurus, Inc.* (Interactive Media & Services)	811	18,556
Carolina Financial Corp. (Banks)	202	6,834
Carpenter Technology Corp. (Metals & Mining)	509	11,285
Cars.com, Inc.* (Interactive Media & Services)	815	4,222
Carter Bank & Trust (Banks)	308	2,920
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	509	23,607
Cass Information Systems, Inc. (IT Services)	201	8,062
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	510	4,009
Cathay General Bancorp (Banks)	916	25,575
Cavco Industries, Inc.* (Household Durables)	102	15,777
CBIZ, Inc.* (Professional Services)	609	14,464
CBTX, Inc. (Banks)	202	3,648
CenterState Bank Corp. (Banks)	1,426	24,798
Central Garden & Pet Co.* - Class A (Household Products)	509	15,479
Central Pacific Financial Corp. (Banks)	307	5,369
Century Communities, Inc.* (Household Durables)	303	6,490
Cerus Corp.* (Health Care Equipment & Supplies)	1,528	9,397
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	201	6,301
Chart Industries, Inc.* (Machinery)	407	14,538
Chase Corp. (Chemicals)	102	9,615
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	507	3,808
Chefs’ Warehouse, Inc.* (Food & Staples Retailing)	302	4,252
Chegg, Inc.* (Diversified Consumer Services)	1,319	56,386
Chesapeake Utilities Corp. (Gas Utilities)	201	17,664
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	407	40,790
Cimpress PLC* (Commercial Services & Supplies)	201	14,631
CIRCOR International, Inc.* (Machinery)	202	3,016
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	713	53,902
City Holding Co. (Banks)	201	13,586
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	406	4,101
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	408	7,630
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	815	16,324
Cleveland-Cliffs, Inc. (Metals & Mining)	4,776	20,919
Cloudera, Inc.* (Software)	2,644	21,892
Clovis Oncology, Inc.* (Biotechnology)	408	3,105
CNO Financial Group, Inc. (Insurance)	1,828	25,702
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	2,238	23,722

	Shares	Value
Common Stocks, continued
Coca-Cola Consolidated, Inc. (Beverages)	102	$24,018
Codexis, Inc.* (Life Sciences Tools & Services)	612	7,105
Coeur Mining, Inc.* (Metals & Mining)	2,339	9,847
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	509	42,668
Cohen & Steers, Inc. (Capital Markets)	306	17,668
Coherus Biosciences, Inc.* (Biotechnology)	710	11,786
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	511	8,447
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	409	8,458
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	913	4,392
Columbia Banking System, Inc. (Banks)	811	21,889
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	610	8,635
Columbus McKinnon Corp. (Machinery)	306	8,286
Comfort Systems USA, Inc. (Construction & Engineering)	407	13,553
Commercial Metals Co. (Metals & Mining)	1,323	21,089
Community Bank System, Inc. (Banks)	610	38,118
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	201	7,477
Community Trust Bancorp, Inc. (Banks)	201	6,814
CommVault Systems, Inc.* (Software)	407	17,375
Compass Minerals International, Inc. (Metals & Mining)	407	20,008
Comtech Telecommunications Corp. (Communications Equipment)	307	5,683
Conduent, Inc.* (IT Services)	1,931	4,866
CONMED Corp. (Health Care Equipment & Supplies)	306	22,616
ConnectOne Bancorp, Inc. (Banks)	410	6,125
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	307	2,330
Contura Energy, Inc.* (Oil, Gas & Consumable Fuels)	201	768
Cooper Tire & Rubber Co. (Auto Components)	609	12,905
Cooper-Standard Holding, Inc.* (Auto Components)	204	2,621
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,120	14,179
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,323	17,358
Core-Mark Holding Co., Inc. (Distributors)	509	14,629
CorEnergy Infrastructure Trust, Inc. (Equity Real Estate Investment Trusts)	102	1,238
CorePoint Lodging, Inc. (Equity Real Estate Investment Trusts)	510	2,219
Cornerstone OnDemand, Inc.* (Software)	608	20,404
CorVel Corp.* (Health Care Providers & Services)	102	5,374
Covanta Holding Corp. (Commercial Services & Supplies)	1,320	10,270
Cowen, Inc. - Class A (Capital Markets)	307	3,362
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	201	19,577
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	712	17,266
CryoLife, Inc.* (Health Care Equipment & Supplies)	408	9,111
CryoPort, Inc.* (Health Care Equipment & Supplies)	307	5,784
CSG Systems International, Inc. (IT Services)	407	19,772
CSW Industrials, Inc. (Building Products)	201	13,314
CTS Corp. (Electronic Equipment, Instruments & Components)	408	9,449
Cubic Corp. (Aerospace & Defense)	407	15,551
Cushman & Wakefield PLC* (Real Estate Management & Development)	1,117	13,594
Customers Bancorp, Inc.* (Banks)	306	3,905
CVB Financial Corp. (Banks)	1,529	31,780
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	307	7,322
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	815	1,443
Cytokinetics, Inc.* (Biotechnology)	610	9,217
Cytomx Therapeutics, Inc.* (Biotechnology)	512	5,284
Dana, Inc. (Auto Components)	1,623	18,665
Darling Ingredients, Inc.* (Food Products)	1,829	37,660
Dave & Buster’s Entertainment, Inc. (Hotels, Restaurants & Leisure)	407	5,958
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	306	45,522
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	917	21,412
Deluxe Corp. (Commercial Services & Supplies)	509	14,339
Denali Therapeutics, Inc.* (Biotechnology)	512	11,192
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	5,183	1,843
Denny’s Corp.* (Hotels, Restaurants & Leisure)	711	8,013
Designer Brands, Inc. (Specialty Retail)	711	4,515
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,018	7,391
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	2,339	14,572
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	610	12,017
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	918	4,526
Digimarc Corp.* (Software)	101	1,692
Dillard’s, Inc. - Class A (Multiline Retail)	102	3,007
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	409	6,720
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	201	8,922
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	509	25,903
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	2,746	8,540
DMC Global, Inc. (Machinery)	202	5,214
Domo, Inc.* (Software)	203	3,948
Dorman Products, Inc.* (Auto Components)	306	19,302
Douglas Dynamics, Inc. (Machinery)	306	11,310
Dril-Quip, Inc.* (Energy Equipment & Services)	407	13,483
Ducommun, Inc.* (Aerospace & Defense)	102	2,880

	Shares	Value
Common Stocks, continued
DXP Enterprises, Inc.* (Trading Companies & Distributors)	202	$3,014
Dycom Industries, Inc.* (Construction & Engineering)	307	10,008
Eagle Bancorp, Inc. (Banks)	407	14,278
Eagle Pharmaceuticals, Inc.* (Biotechnology)	102	5,200
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	815	21,932
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	407	43,142
Ebix, Inc. (Software)	303	6,342
Echo Global Logistics, Inc.* (Air Freight & Logistics)	307	5,382
Edgewell Personal Care Co.* (Personal Products)	609	16,814
Editas Medicine, Inc.* (Biotechnology)	614	14,196
eHealth, Inc.* (Insurance)	306	32,650
El Paso Electric Co. (Electric Utilities)	509	34,612
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	710	15,222
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	306	3,179
EMCOR Group, Inc. (Construction & Engineering)	608	38,625
Emergent BioSolutions, Inc.* (Biotechnology)	508	37,567
Employers Holdings, Inc. (Insurance)	407	12,361
Enanta Pharmaceuticals, Inc.* (Biotechnology)	201	9,320
Encore Capital Group, Inc.* (Consumer Finance)	305	7,924
Encore Wire Corp. (Electrical Equipment)	201	9,202
Endo International PLC* (Pharmaceuticals)	2,541	11,689
Enerpac Tool Group Corp. (Machinery)	609	10,390
EnerSys (Electrical Equipment)	509	29,721
Ennis, Inc. (Commercial Services & Supplies)	307	5,713
Enova International, Inc.* (Consumer Finance)	410	6,576
Enphase Energy, Inc.* (Electrical Equipment)	1,017	47,626
EnPro Industries, Inc. (Machinery)	201	9,115
Enstar Group, Ltd.* (Insurance)	102	14,751
Entercom Communications Corp. - Class A (Media)	1,425	1,739
Enterprise Financial Services Corp. (Banks)	306	9,406
Envestnet, Inc.* (Software)	509	31,823
Epizyme, Inc.* (Biotechnology)	914	15,044
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	102	7,217
ESCO Technologies, Inc. (Machinery)	306	23,348
Esperion Therapeutics, Inc.* (Biotechnology)	306	12,118
Essent Group, Ltd. (Thrifts & Mortgage Finance)	1,118	30,544
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	818	12,016
Ethan Allen Interiors, Inc. (Household Durables)	309	3,495
Eventbrite, Inc.* (Interactive Media & Services)	409	3,730
Everbridge, Inc.* (Software)	407	45,331
Everi Holdings, Inc.* (IT Services)	815	4,034
EVERTEC, Inc. (IT Services)	713	18,067
Evo Payments, Inc.* (IT Services)	408	8,123
Evolent Health, Inc.* (Health Care Technology)	815	5,876
Evoqua Water Technologies Corp.* (Machinery)	810	13,001
ExlService Holdings, Inc.* (IT Services)	407	25,124
Exponent, Inc. (Professional Services)	608	42,760
Exterran Corp.* (Energy Equipment & Services)	407	2,768
Extraction Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,121	594
Extreme Networks, Inc.* (Communications Equipment)	1,324	4,502
EZCORP, Inc.* - Class A (Consumer Finance)	609	3,410
Fabrinet* (Electronic Equipment, Instruments & Components)	407	25,539
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	201	11,033
Fate Therapeutics, Inc.* (Biotechnology)	610	16,702
FB Financial Corp. (Banks)	202	4,513
FBL Financial Group, Inc. - Class A (Insurance)	102	3,986
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	102	6,796
Federal Signal Corp. (Machinery)	713	19,201
Federated Hermes, Inc. - Class B (Capital Markets)	1,118	25,456
Ferro Corp.* (Chemicals)	917	9,142
FGL Holdings (Diversified Financial Services)	1,629	16,909
FibroGen, Inc.* (Biotechnology)	916	33,791
Financial Institutions, Inc. (Banks)	202	3,909
First BanCorp/Puerto Rico (Banks)	2,443	14,243
First Bancorp/Southern Pines NC (Banks)	306	8,137
First Bancshares, Inc. (Banks)	202	4,024
First Busey Corp. (Banks)	609	11,218
First Commonwealth Financial Corp. (Banks)	1,119	10,653
First Community Bancshares, Inc. (Banks)	202	4,761
First Defiance Financial Corp. (Thrifts & Mortgage Finance)	408	7,091
First Financial Bancorp (Banks)	1,119	17,210
First Financial Bankshares, Inc. (Banks)	1,525	42,470
First Financial Corp. (Banks)	102	3,623
First Foundation, Inc. (Banks)	410	5,642
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,421	53,670
First Interstate BancSystem - Class A (Banks)	407	13,757
First Merchants Corp. (Banks)	713	20,185
First Mid Bancshares, Inc. (Banks)	202	5,393
First Midwest Bancorp, Inc. (Banks)	1,222	18,061
First of Long Island Corp. (Banks)	307	4,848
FirstCash, Inc. (Consumer Finance)	509	36,566

	Shares	Value
Common Stocks, continued
Fitbit, Inc.* - Class A (Electronic Equipment, Instruments & Components)	2,543	$17,013
Five9, Inc.* (Software)	713	66,073
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	306	7,928
Fluidigm Corp.* (Life Sciences Tools & Services)	815	1,826
Flushing Financial Corp. (Banks)	306	3,822
Focus Financial Partners, Inc.* (Capital Markets)	307	7,325
ForeScout Technologies, Inc.* (Software)	509	16,166
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	815	18,990
Forrester Research, Inc.* (Professional Services)	102	3,193
Forward Air Corp. (Air Freight & Logistics)	306	15,790
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	513	2,031
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	811	18,158
Fox Factory Holding Corp.* (Auto Components)	407	20,761
Franklin Electric Co., Inc. (Machinery)	509	25,857
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	1,220	6,637
Frank’s International N.V.* (Energy Equipment & Services)	1,223	2,972
Fresh Del Monte Produce, Inc. (Food Products)	306	8,724
Freshpet, Inc.* (Food Products)	306	23,075
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	611	6,972
FTI Consulting, Inc.* (Professional Services)	407	51,835
Fulton Financial Corp. (Banks)	1,830	21,393
Funko, Inc.* (Distributors)	201	860
G1 Therapeutics, Inc.* (Biotechnology)	410	5,383
GameStop Corp.* - Class A (Specialty Retail)	1,121	6,423
Gannett Co., Inc. (Media)	1,425	1,610
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	513	2,370
GATX Corp. (Trading Companies & Distributors)	407	24,134
GCP Applied Technologies, Inc.* (Chemicals)	610	10,443
Generac Holdings, Inc.* (Electrical Equipment)	713	69,475
Genesco, Inc.* (Specialty Retail)	202	3,824
Gentherm, Inc.* (Auto Components)	407	15,238
Genworth Financial, Inc.* - Class A (Insurance)	5,794	21,032
German American BanCorp, Inc. (Banks)	306	9,097
Getty Realty Corp. (Equity Real Estate Investment Trusts)	408	11,081
Gibraltar Industries, Inc.* (Building Products)	407	18,844
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	510	5,778
Glacier Bancorp, Inc. (Banks)	916	34,880
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	306	4,835
Glaukos Corp.* (Health Care Equipment & Supplies)	407	14,933
Global Blood Therapeutics, Inc.* (Biotechnology)	608	46,524
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	915	13,167
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	916	43,473
Glu Mobile, Inc.* (Entertainment)	1,324	10,326
GMS, Inc.* (Trading Companies & Distributors)	408	7,499
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	1,118	7,927
Goosehead Insurance, Inc.* (Insurance)	102	5,726
GoPro, Inc.* - Class A (Household Durables)	1,425	5,016
Gorman-Rupp Co. (Machinery)	201	5,930
Gossamer Bio, Inc.* (Biotechnology)	202	2,630
Granite Construction, Inc. (Construction & Engineering)	508	8,352
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	608	3,028
Gray Television, Inc.* (Media)	1,018	11,819
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	713	6,303
Great Southern BanCorp, Inc. (Banks)	102	4,342
Great Western Bancorp, Inc. (Banks)	609	11,449
Green Dot Corp.* - Class A (Consumer Finance)	609	18,575
Greif, Inc. - Class A (Containers & Packaging)	306	10,370
Griffon Corp. (Building Products)	410	6,728
Group 1 Automotive, Inc. (Specialty Retail)	201	11,375
Groupon, Inc.* (Internet & Direct Marketing Retail)	5,185	6,326
GTT Communications, Inc.* (IT Services)	409	4,646
Guess?, Inc. (Specialty Retail)	610	5,704
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,831	4,678
H&E Equipment Services, Inc. (Trading Companies & Distributors)	408	6,634
H.B. Fuller Co. (Chemicals)	608	22,368
Haemonetics Corp.* (Health Care Equipment & Supplies)	608	69,178
Halozyme Therapeutics, Inc.* (Biotechnology)	1,628	36,882
Hamilton Lane, Inc. (Capital Markets)	201	13,035
Hancock Whitney Corp. (Banks)	1,017	21,265
Hanger, Inc.* (Health Care Providers & Services)	408	7,491
Hanmi Financial Corp. (Banks)	307	3,705
Hannon Armstrong Sustainable Infrastructure Capital, Inc. - Class I (Mortgage Real Estate Investment Trusts)	713	19,957
Harmonic, Inc.* (Communications Equipment)	1,017	5,899
Harsco Corp.* (Machinery)	916	9,142
Hawaiian Holdings, Inc. (Airlines)	511	7,358
Hawkins, Inc. (Chemicals)	102	3,818
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,421	41,763

	Shares	Value
Common Stocks, continued
Healthcare Services Group, Inc. (Commercial Services & Supplies)	815	$20,774
HealthEquity, Inc.* (Health Care Providers & Services)	713	40,121
HealthStream, Inc.* (Health Care Technology)	306	6,984
Heartland Express, Inc. (Road & Rail)	512	10,030
Heartland Financial USA, Inc. (Banks)	407	13,826
Hecla Mining Co. (Metals & Mining)	5,490	14,439
Heidrick & Struggles International, Inc. (Professional Services)	202	4,533
Helen of Troy, Ltd.* (Household Durables)	306	50,270
Helios Technologies, Inc. (Machinery)	306	10,884
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,626	4,130
Herc Holdings, Inc.* (Trading Companies & Distributors)	303	8,554
Heritage Commerce Corp. (Banks)	512	4,547
Heritage Financial Corp. (Banks)	408	8,180
Herman Miller, Inc. (Commercial Services & Supplies)	713	16,071
Heron Therapeutics, Inc.* (Biotechnology)	813	11,593
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	407	2,129
Hertz Global Holdings, Inc.* (Road & Rail)	1,118	4,517
Heska Corp.* (Health Care Equipment & Supplies)	102	7,222
Hillenbrand, Inc. (Machinery)	713	14,937
Hilltop Holdings, Inc. (Banks)	814	15,710
HMS Holdings Corp.* (Health Care Technology)	1,017	29,162
HNI Corp. (Commercial Services & Supplies)	509	12,389
Home BancShares, Inc. (Banks)	1,725	26,444
HomeStreet, Inc. (Thrifts & Mortgage Finance)	306	7,818
Homology Medicines, Inc.* (Biotechnology)	307	3,705
Hope Bancorp, Inc. (Banks)	1,426	14,189
Horace Mann Educators Corp. (Insurance)	509	17,896
Horizon BanCorp, Inc. (Banks)	409	4,654
Hostess Brands, Inc.* (Food Products)	1,120	13,462
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	1,223	1,957
Houlihan Lokey, Inc. (Capital Markets)	407	24,168
Hub Group, Inc.* - Class A (Air Freight & Logistics)	407	19,580
Hudson, Ltd.* - Class A (Specialty Retail)	408	1,999
Huron Consulting Group, Inc.* (Professional Services)	306	17,148
Hyster-Yale Materials Handling, Inc. (Machinery)	102	3,982
IBERIABANK Corp. (Banks)	608	25,208
ICF International, Inc. (Professional Services)	201	14,782
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	202	5,030
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	709	24,404
IMAX Corp.* (Entertainment)	609	7,004
Immunomedics, Inc.* (Biotechnology)	2,032	61,733
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	202	4,537
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,018	10,251
Independent Bank Corp. (Banks)	407	29,666
Independent Bank Corp. (Banks)	306	4,495
Independent Bank Group, Inc. (Banks)	407	12,336
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	710	13,270
Infinera Corp.* (Communications Equipment)	2,032	12,527
Ingevity Corp.* (Chemicals)	509	26,428
Ingles Markets, Inc. (Food & Staples Retailing)	201	8,207
Innospec, Inc. (Chemicals)	306	22,191
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	102	8,003
Innoviva, Inc.* (Pharmaceuticals)	713	10,110
Inogen, Inc.* (Health Care Equipment & Supplies)	201	10,050
Inovalon Holdings, Inc.* (Health Care Technology)	814	14,245
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	509	49,139
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	407	22,096
Insmed, Inc.* (Biotechnology)	912	20,976
Insperity, Inc. (Professional Services)	407	19,418
Inspire Medical Systems, Inc.* (Health Care Technology)	102	7,309
Installed Building Products, Inc.* (Household Durables)	306	15,089
Integer Holdings Corp.* (Health Care Equipment & Supplies)	407	30,305
Intellia Therapeutics, Inc.* (Biotechnology)	410	5,523
Intelsat S.A.* (Diversified Telecommunication Services)	815	1,019
Inter Parfums, Inc. (Personal Products)	201	8,983
Intercept Pharmaceuticals, Inc.* (Biotechnology)	306	25,068
InterDigital, Inc. (Communications Equipment)	407	23,512
Interface, Inc. (Commercial Services & Supplies)	711	6,570
International Bancshares Corp. (Banks)	608	17,626
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	307	7,429
Intersect ENT, Inc.* (Pharmaceuticals)	304	3,490
INTL. FCStone, Inc.* (Capital Markets)	201	8,032
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	511	9,029
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,626	4,943
Investors Bancorp, Inc. (Banks)	2,644	24,616
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	102	6,388
Invitae Corp.* (Biotechnology)	1,016	16,815
Iovance Biotherapeutics, Inc.* (Biotechnology)	1,319	42,406
Irhythm Technologies, Inc.* (Health Care Equipment & Supplies)	306	32,326

	Shares	Value
Common Stocks, continued
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,118	$25,160
iRobot Corp.* (Household Durables)	306	18,654
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,729	17,290
iStar, Inc. (Equity Real Estate Investment Trusts)	711	7,124
Itron, Inc.* (Electronic Equipment, Instruments & Components)	407	28,417
J & J Snack Foods Corp. (Food Products)	201	25,533
j2 Global, Inc. (Software)	509	41,046
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	306	18,452
James River Group Holdings, Ltd. (Insurance)	306	10,857
Jeld-Wen Holding, Inc.* (Building Products)	813	10,325
Jernigan Capital, Inc. (Equity Real Estate Investment Trusts)	204	2,693
John B. Sanfilippo & Son, Inc. (Food Products)	102	8,377
John Bean Technologies Corp. (Machinery)	306	23,482
K12, Inc.* (Diversified Consumer Services)	408	9,266
Kadant, Inc. (Machinery)	102	8,577
Kaiser Aluminum Corp. (Metals & Mining)	201	14,518
Kaman Corp. - Class A (Trading Companies & Distributors)	306	11,861
KB Home (Household Durables)	912	23,931
KBR, Inc. (IT Services)	1,626	32,943
Kearny Financial Corp. (Thrifts & Mortgage Finance)	917	8,528
Kelly Services, Inc. - Class A (Professional Services)	410	6,335
KEMET Corp. (Electronic Equipment, Instruments & Components)	609	16,449
Kennametal, Inc. (Machinery)	916	23,459
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	1,424	20,150
Kforce, Inc. (Professional Services)	306	9,165
Kimball International, Inc. - Class B (Commercial Services & Supplies)	410	5,031
Kinsale Capital Group, Inc. (Insurance)	201	21,833
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	917	9,381
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	306	4,829
Knoll, Inc. (Commercial Services & Supplies)	508	5,923
Knowles Corp.* (Electronic Equipment, Instruments & Components)	915	14,228
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	509	9,880
Koppers Holdings, Inc.* (Chemicals)	202	3,184
Korn Ferry (Professional Services)	608	17,529
Kraton Corp.* (Chemicals)	407	6,353
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	1,016	15,260
Kura Oncology, Inc.* (Biotechnology)	307	4,467
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	1,218	9,683
Lakeland Bancorp, Inc. (Banks)	511	5,718
Lakeland Financial Corp. (Banks)	306	12,953
Lancaster Colony Corp. (Food Products)	201	27,061
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	410	5,351
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	2,033	2,216
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,425	32,077
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	1,116	10,569
La-Z-Boy, Inc. (Household Durables)	509	11,936
LCI Industries (Auto Components)	306	26,535
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	202	5,755
LendingClub Corp.* (Consumer Finance)	753	5,776
Lexington Realty Trust (Equity Real Estate Investment Trusts)	2,644	27,630
LGI Homes, Inc.* (Household Durables)	201	12,177
LHC Group, Inc.* (Health Care Providers & Services)	306	39,777
Liberty Braves Group* - Class C (Entertainment)	408	8,197
Liberty Latin America, Ltd.* - Class A (Media)	511	5,468
Liberty Latin America, Ltd.* - Class C (Media)	1,321	13,659
Liberty Oilfield Services, Inc. (Energy Equipment & Services)	510	2,407
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	815	1,915
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	201	19,813
Lindsay Corp. (Machinery)	102	9,180
Lithia Motors, Inc. - Class A (Specialty Retail)	201	22,223
LivaNova PLC* (Health Care Equipment & Supplies)	508	26,985
Live Oak Bancshares, Inc. (Banks)	307	4,283
Livent Corp.* (Chemicals)	1,626	10,081
LivePerson, Inc.* (Software)	713	17,069
LiveRamp Holdings, Inc.* (IT Services)	811	30,704
Loral Space & Communications, Inc.* (Media)	101	2,222
Louisiana-Pacific Corp. (Paper & Forest Products)	1,421	28,419
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	407	14,489
Lumentum Holdings, Inc.* (Communications Equipment)	916	74,113
Luminex Corp. (Life Sciences Tools & Services)	509	18,349
Luxfer Holdings PLC (Machinery)	308	4,180
M.D.C. Holdings, Inc. (Household Durables)	608	17,784
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	512	15,698
M/I Homes, Inc.* (Household Durables)	303	7,714
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,017	16,465
MacroGenics, Inc.* (Biotechnology)	510	3,672
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	102	8,535

	Shares		Value
Common Stocks, continued
Magellan Health, Inc.* (Health Care Providers & Services)	201		$12,207
Magnolia Oil & Gas Corp.* (Oil, Gas & Consumable Fuels)	1,119		7,240
Malibu Boats, Inc.* (Leisure Products)	201		6,910
Mallinckrodt PLC* (Pharmaceuticals)	918		3,727
ManTech International Corp. - Class A (IT Services)	306		22,815
Marcus & Millichap, Inc.* (Real Estate Management & Development)	306		8,889
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	509		42,248
Marten Transport, Ltd. (Road & Rail)	408		9,147
Masonite International Corp.* (Building Products)	306		18,078
MasTec, Inc.* (Construction & Engineering)	713		25,597
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,221		8,596
Materion Corp. (Metals & Mining)	201		10,400
Matrix Service Co.* (Energy Equipment & Services)	307		3,205
Matson, Inc. (Marine)	509		15,392
Matthews International Corp. - Class A (Commercial Services & Supplies)	306		7,326
MAX Holdings, Inc. (Real Estate Management & Development)	202		5,311
Maxar Technologies, Inc. (Aerospace & Defense)	713		8,991
MAXIMUS, Inc. (IT Services)	713		48,000
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	712		11,741
MBIA, Inc.* (Insurance)	918		7,473
McGrath RentCorp (Commercial Services & Supplies)	306		16,692
Medifast, Inc. (Personal Products)	102		7,740
Medpace Holdings* (Life Sciences Tools & Services)	306		24,437
Mercantile Bank Corp. (Banks)	202		4,767
Mercury Systems, Inc.* (Aerospace & Defense)	608		54,210
Meredith Corp. (Media)	408		6,051
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	511		6,020
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	512		6,144
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	608		24,819
Meritage Homes Corp.* (Household Durables)	407		21,392
Meritor, Inc.* (Machinery)	915		18,758
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	408		7,515
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	407		12,218
MGE Energy, Inc. (Electric Utilities)	407		26,317
MGP Ingredients, Inc. (Beverages)	102		3,848
MicroStrategy, Inc.* - Class A (Software)	102		12,886
Middlesex Water Co. (Water Utilities)	201		12,120
Midland States Bancorp, Inc. (Banks)	202		3,276
Minerals Technologies, Inc. (Chemicals)	407		17,924
Mirati Therapeutics, Inc.* (Biotechnology)	306		26,022
Mobile Mini, Inc. (Commercial Services & Supplies)	509		14,542
MobileIron, Inc.* (Software)	1,121		5,706
Model N, Inc.* (Software)	408		11,775
Modine Manufacturing Co.* (Auto Components)	609		2,820
Moelis & Co. (Capital Markets)	509		15,204
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,118		35,441
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	102		3,401
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	1,017		13,821
Monro, Inc. (Specialty Retail)	407		22,584
Moog, Inc. - Class A (Aerospace & Defense)	407		20,138
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	204		2,103
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	918		8,794
MRC Global, Inc.* (Trading Companies & Distributors)	913		4,894
MSA Safety, Inc. (Commercial Services & Supplies)	407		45,799
MSG Networks, Inc.* - Class A (Media)	712		8,459
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	201		4,275
Mueller Industries, Inc. (Machinery)	608		15,747
Mueller Water Products, Inc. - Class A (Machinery)	1,829		17,357
Murphy USA, Inc.* (Specialty Retail)	306		32,680
Myers Industries, Inc. (Containers & Packaging)	407		5,031
Myokardia, Inc.* (Pharmaceuticals)	508		31,912
MYR Group, Inc.* (Construction & Engineering)	202		6,060
Myriad Genetics, Inc.* (Biotechnology)	811		12,538
Nabors Industries, Ltd. (Energy Equipment & Services)	—	†	5
Nanostring Technologies, Inc.* (Life Sciences Tools & Services)	407		12,926
Natera, Inc.* (Biotechnology)	610		22,594
National Bank Holdings Corp. (Banks)	306		8,133
National Beverage Corp.* (Beverages)	102		5,123
National General Holdings Corp. (Insurance)	814		15,490
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	509		28,026
National Healthcare Corp. (Health Care Providers & Services)	102		6,974
National Presto Industries, Inc. (Aerospace & Defense)	102		8,294
National Research Corp. (Health Care Providers & Services)	102		5,262
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	608		17,316
National Vision Holdings, Inc.* (Specialty Retail)	894		23,691
Natus Medical, Inc.* (Health Care Equipment & Supplies)	408		10,196
Navistar International Corp.* (Machinery)	609		14,476

	Shares	Value
Common Stocks, continued
NBT Bancorp, Inc. (Banks)	509	$16,863
Neenah, Inc. (Paper & Forest Products)	201	9,821
Nelnet, Inc. - Class A (Consumer Finance)	201	9,678
Neogen Corp.* (Health Care Equipment & Supplies)	608	38,055
NeoGenomics, Inc.* (Life Sciences Tools & Services)	1,016	27,778
NETGEAR, Inc.* (Communications Equipment)	307	7,362
NetScout Systems, Inc.* (Communications Equipment)	815	21,581
Nevro Corp.* (Health Care Equipment & Supplies)	306	35,998
New Jersey Resources Corp. (Gas Utilities)	1,017	34,354
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	918	3,039
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,746	5,986
Newmark Group, Inc. (Real Estate Management & Development)	1,302	5,052
Newpark Resources, Inc.* (Energy Equipment & Services)	1,017	1,556
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	201	6,044
NextGen Healthcare, Inc.* (Health Care Technology)	609	6,425
NIC, Inc. (IT Services)	713	17,276
Nicolet Bankshares, Inc.* (Banks)	102	5,612
Nlight, Inc.* (Electronic Equipment, Instruments & Components)	410	6,462
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	712	9,626
Noble Corp. PLC* (Energy Equipment & Services)	2,846	734
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	3,150	2,637
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	511	5,759
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	1,321	14,016
Northwest Natural Holding Co. (Gas Utilities)	306	19,921
NorthWestern Corp. (Multi-Utilities)	608	35,076
Novagold Resources, Inc.* (Metals & Mining)	2,644	29,585
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	407	35,365
Novocure, Ltd.* (Health Care Equipment & Supplies)	916	60,273
NOW, Inc.* (Trading Companies & Distributors)	1,223	7,546
NuVasive, Inc.* (Health Care Equipment & Supplies)	608	37,015
NV5 Global, Inc.* (Construction & Engineering)	102	4,769
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	3,660	2,576
Oceaneering International, Inc.* (Energy Equipment & Services)	1,117	5,741
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	609	10,262
Office Depot, Inc. (Specialty Retail)	6,186	13,733
Office Properties Income Trust (Equity Real Estate Investment Trusts)	509	13,947
OFG Bancorp (Banks)	608	7,649
Oil States International, Inc.* (Energy Equipment & Services)	713	2,453
Old National Bancorp (Banks)	1,932	27,376
Omeros Corp.* (Pharmaceuticals)	511	8,493
Omnicell, Inc.* (Health Care Technology)	509	37,107
ONE Gas, Inc. (Gas Utilities)	608	48,464
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	202	3,175
OneSpan, Inc.* (Software)	408	6,854
OneSpaWorld Holdings, Ltd. (Diversified Consumer Services)	508	3,307
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	610	19,801
OPKO Health, Inc.* (Biotechnology)	3,864	8,578
Opus Bank (Banks)	206	3,959
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	715	11,397
ORBCOMM, Inc.* (Diversified Telecommunication Services)	815	2,152
Origin Bancorp, Inc. (Banks)	202	4,503
Orion Engineered Carbons SA (Chemicals)	711	6,477
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	407	25,400
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	201	7,125
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	201	14,548
Otter Tail Corp. (Electric Utilities)	407	18,063
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	201	8,426
P.H. Glatfelter Co. (Paper & Forest Products)	511	7,461
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	2,113	6,983
Pacific Premier Bancorp, Inc. (Banks)	713	15,223
Pacira BioSciences, Inc.* (Pharmaceuticals)	509	21,017
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	201	14,456
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	406	3,946
Park National Corp. (Banks)	201	16,076
Parsons Corp.* (Aerospace & Defense)	201	7,517
Patrick Industries, Inc. (Building Products)	306	12,613
Patterson Cos., Inc. (Health Care Providers & Services)	916	16,744
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,119	14,536
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	815	2,763
Peapack Gladstone Financial Corp. (Banks)	202	3,812
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,526	18,068
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	1,220	21,740
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	816	824

	Shares	Value
Common Stocks, continued
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	306	$9,232
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	812	8,445
Peoples Bancorp, Inc. (Banks)	202	4,911
People’s Utah Bancorp (Banks)	202	4,339
Perdoceo Education Corp.* (Diversified Consumer Services)	813	10,569
Perficient, Inc.* (IT Services)	407	14,176
Performance Food Group Co.* (Food & Staples Retailing)	1,321	38,771
Perspecta, Inc. (IT Services)	1,628	35,117
Petiq, Inc.* (Health Care Providers & Services)	202	5,777
PGT Innovations, Inc.* (Building Products)	610	6,307
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	202	5,395
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	715	8,544
Physicians Realty Trust (Equity Real Estate Investment Trusts)	2,133	32,891
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	1,423	24,689
Piper Sandler Cos. (Capital Markets)	201	10,836
Pitney Bowes, Inc. (Commercial Services & Supplies)	2,032	7,173
PJT Partners, Inc. - Class A (Capital Markets)	306	14,884
Plantronics, Inc. (Communications Equipment)	407	5,747
Playags, Inc.* (Hotels, Restaurants & Leisure)	308	1,352
Plexus Corp.* (Electronic Equipment, Instruments & Components)	306	19,183
Plug Power, Inc.* (Electrical Equipment)	2,642	11,057
PNM Resources, Inc. (Electric Utilities)	916	37,089
PolyOne Corp. (Chemicals)	1,118	26,038
Portland General Electric Co. (Electric Utilities)	1,017	47,584
Portola Pharmaceuticals, Inc.* (Biotechnology)	711	5,034
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	713	25,033
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	306	31,319
PQ Group Holdings, Inc.* (Chemicals)	407	4,770
PRA Group, Inc.* (Consumer Finance)	509	14,120
Precigen, Inc.* (Biotechnology)	652	2,347
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	509	3,772
Preferred Bank (Banks)	201	7,668
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	608	24,740
PriceSmart, Inc. (Food & Staples Retailing)	306	19,443
Primoris Services Corp. (Construction & Engineering)	511	7,977
Principia BioPharma, Inc.* (Biotechnology)	102	6,342
ProAssurance Corp. (Insurance)	609	13,027
Progenics Pharmaceuticals, Inc.* (Biotechnology)	1,017	4,007
Progress Software Corp. (Software)	509	20,823
ProPetro Holding Corp.* (Energy Equipment & Services)	916	3,884
PROS Holdings, Inc.* (Software)	407	13,997
Proto Labs, Inc.* (Machinery)	306	31,087
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	710	10,189
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	201	25,947
PTC Therapeutics, Inc.* (Biotechnology)	608	30,959
Q2 Holdings, Inc.* (Software)	407	32,446
QAD, Inc. (Software)	102	4,317
QCR Holdings, Inc. (Banks)	201	6,187
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	2,746	2,708
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	608	38,018
Quaker Chemical Corp. (Chemicals)	102	15,516
Qualys, Inc.* (Software)	407	42,913
Quanex Building Products Corp. (Building Products)	407	5,075
Quidel Corp.* (Health Care Equipment & Supplies)	407	56,573
QuinStreet, Inc.* (Interactive Media & Services)	507	5,151
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	918	6,591
R1 RCM, Inc.* (Health Care Providers & Services)	1,120	11,558
Radian Group, Inc. (Thrifts & Mortgage Finance)	2,336	34,993
Radius Health, Inc.* (Biotechnology)	509	7,986
RadNet, Inc.* (Health Care Providers & Services)	511	7,215
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,220	15,287
Rapid7, Inc.* (Software)	509	23,185
Raven Industries, Inc. (Industrial Conglomerates)	408	9,086
RBC Bearings, Inc.* (Machinery)	306	38,763
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	307	2,048
Realogy Holdings Corp. (Real Estate Management & Development)	1,324	5,746
Reata Pharmaceuticals, Inc.* (Pharmaceuticals)	201	31,789
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	103	1,507
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	814	8,921
Redfin Corp.* (Real Estate Management & Development)	1,016	21,468
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,114	4,567
Regenxbio, Inc.* (Biotechnology)	407	16,207
Regis Corp.* (Diversified Consumer Services)	306	3,801
Renasant Corp. (Banks)	609	15,974
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	408	10,122
Rent-A-Center, Inc. (Specialty Retail)	507	10,092

	Shares	Value
Common Stocks, continued
Repligen Corp.* (Biotechnology)	509	$59,120
Republic Bancorp, Inc. - Class A (Banks)	102	3,400
Resources Connection, Inc. (Professional Services)	309	3,362
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	1,321	12,820
Retail Value, Inc. (Equity Real Estate Investment Trusts)	215	3,111
Retrophin, Inc.* (Biotechnology)	511	7,777
Revance Therapeutics, Inc.* (Pharmaceuticals)	511	9,459
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	1,220	49,677
Rexnord Corp. (Machinery)	1,220	33,269
RH* (Specialty Retail)	201	28,899
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	307	5,784
Rite Aid Corp.* (Food & Staples Retailing)	614	8,799
RLI Corp. (Insurance)	407	29,642
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,930	17,930
Rocket Pharmaceuticals, Inc.* (Biotechnology)	307	4,544
Rogers Corp.* (Electronic Equipment, Instruments & Components)	201	22,319
Rosetta Stone, Inc.* (Entertainment)	203	3,467
RPC, Inc. (Energy Equipment & Services)	715	2,438
RPT Realty (Equity Real Estate Investment Trusts)	913	6,227
Rubius Therapeutics, Inc.* (Biotechnology)	408	2,468
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	306	11,475
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	305	3,433
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	509	17,988
S&T Bancorp, Inc. (Banks)	407	10,871
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	2,034	26,076
Safety Insurance Group, Inc. (Insurance)	201	16,908
Saia, Inc.* (Road & Rail)	306	28,311
SailPoint Technologies Holding, Inc.* (Software)	1,017	18,906
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,425	13,837
Sanderson Farms, Inc. (Food Products)	201	27,364
Sandy Spring Bancorp, Inc. (Banks)	408	10,404
Sangamo Therapeutics, Inc.* (Biotechnology)	1,324	10,791
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	815	22,600
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	102	3,327
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	307	7,957
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	308	4,792
Scholastic Corp. (Media)	306	8,895
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	306	9,859
Science Applications International Corp. (IT Services)	713	58,225
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	607	7,654
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	512	11,208
Seacoast Banking Corp.* (Banks)	609	13,684
SEACOR Holdings, Inc.* (Energy Equipment & Services)	202	5,709
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	606	8,902
Select Energy Services, Inc.* (Energy Equipment & Services)	713	3,422
Select Medical Holdings Corp.* (Health Care Providers & Services)	1,222	20,860
Selective Insurance Group, Inc. (Insurance)	713	35,742
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	713	32,256
Sensient Technologies Corp. (Chemicals)	509	24,325
Seritage Growth Properties* - Class A (Equity Real Estate Investment Trusts)	406	4,295
ServisFirst Bancshares, Inc. (Banks)	509	18,080
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	917	10,353
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	306	16,680
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	509	27,237
Shutterstock, Inc. (Internet & Direct Marketing Retail)	201	7,638
Signet Jewelers, Ltd. (Specialty Retail)	610	6,137
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	509	49,484
Simmons First National Corp. - Class A (Banks)	1,017	19,018
Simply Good Foods Co.* (Food Products)	814	15,344
Simpson Manufacturing Co., Inc. (Building Products)	508	36,628
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	509	45,112
SJW Corp. (Water Utilities)	306	18,216
Skyline Corp.* (Household Durables)	609	12,003
SkyWest, Inc. (Airlines)	608	18,818
Sleep Number Corp.* (Specialty Retail)	306	9,149
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,324	5,362
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	308	2,107
Sonic Automotive, Inc. - Class A (Specialty Retail)	303	6,493
Sonos, Inc.* (Household Durables)	813	8,309
South Jersey Industries, Inc. (Gas Utilities)	1,017	29,076
South State Corp. (Banks)	407	23,541
Southside Bancshares, Inc. (Banks)	407	12,377
Southwest Gas Holdings, Inc. (Gas Utilities)	608	46,086
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	6,199	20,023
SP Plus Corp.* (Commercial Services & Supplies)	306	6,454
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,223	3,547

	Shares	Value
Common Stocks, continued
Spire, Inc. (Gas Utilities)	608	$44,360
Spirit Airlines, Inc.* (Airlines)	811	12,181
SPS Commerce, Inc.* (Software)	407	22,593
SPX Corp.* (Machinery)	509	19,408
SPX FLOW, Inc.* (Machinery)	509	16,578
STAAR Surgical Co.* (Health Care Equipment & Supplies)	509	19,505
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	1,421	37,301
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	201	31,811
Standard Motor Products, Inc. (Auto Components)	201	8,179
Standex International Corp. (Machinery)	102	5,084
State Auto Financial Corp. (Insurance)	202	5,068
Steelcase, Inc. - Class A (Commercial Services & Supplies)	1,019	11,158
Stemline Therapeutics, Inc.* (Biotechnology)	407	2,129
Stepan Co. (Chemicals)	201	19,175
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,017	25,496
Stewart Information Services Corp. (Insurance)	306	9,749
Stifel Financial Corp. (Capital Markets)	811	35,910
Stitch Fix, Inc.* (Internet & Direct Marketing Retail)	511	8,202
Stock Yards Bancorp, Inc. (Banks)	201	6,641
Stoneridge, Inc.* (Auto Components)	307	6,149
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	609	10,779
Strategic Education, Inc. (Diversified Consumer Services)	201	32,018
Sturm, Ruger & Co., Inc. (Leisure Products)	201	10,693
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	1,223	7,411
Summit Materials, Inc.* - Class A (Construction Materials)	1,322	19,976
SunCoke Energy, Inc. (Metals & Mining)	1,017	3,204
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	711	5,226
Sunrun, Inc.* (Electrical Equipment)	1,221	17,131
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	2,644	24,298
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	609	14,251
Surmodics, Inc.* (Health Care Equipment & Supplies)	102	3,886
SVMK, Inc.* (Software)	915	14,366
Sykes Enterprises, Inc.* (IT Services)	407	11,652
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	407	26,614
Syneos Health, Inc.* (Life Sciences Tools & Services)	713	39,779
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	201	12,731
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	201	10,376
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	203	2,312
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	608	48,506
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,016	7,640
Taylor Morrison Home Corp.* (Household Durables)	1,523	22,160
Team, Inc.* (Commercial Services & Supplies)	305	1,882
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	407	57,241
TechTarget, Inc.* (Media)	307	7,159
TEGNA, Inc. (Media)	2,442	26,178
Teladoc Health, Inc.* (Health Care Technology)	811	133,483
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	1,121	1,592
Tenable Holdings, Inc.* (Software)	408	10,632
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,220	24,620
Tennant Co. (Machinery)	201	11,893
Tenneco, Inc.* (Auto Components)	611	3,171
Terex Corp. (Machinery)	710	10,785
Terraform Power, Inc. - Class A (Independent Power and Renewable Electricity Producers)	811	14,047
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	713	39,087
Tetra Tech, Inc. (Commercial Services & Supplies)	608	45,769
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	811	38,190
TG Therapeutics, Inc.* (Biotechnology)	919	10,807
The Andersons, Inc. (Food & Staples Retailing)	409	6,941
The Bancorp, Inc.* (Banks)	609	4,245
The Bank of Nt Butterfield & Son, Ltd. (Banks)	609	13,404
The Boston Beer Co., Inc.* - Class A (Beverages)	102	47,585
The Brink’s Co. (Commercial Services & Supplies)	608	31,081
The Buckle, Inc. (Specialty Retail)	307	4,700
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	509	11,346
The Children’s Place, Inc. (Specialty Retail)	201	5,942
The E.W. Scripps Co. - Class A (Media)	612	4,939
The Ensign Group, Inc. (Health Care Providers & Services)	608	22,745
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,323	16,776
The Greenbrier Cos., Inc. (Machinery)	408	6,928
The Manitowoc Co., Inc.* (Machinery)	410	3,780
The Marcus Corp. (Entertainment)	303	4,406
The Michaels Cos., Inc.* (Specialty Retail)	1,017	3,092
The Providence Service Corp.* (Health Care Providers & Services)	102	5,917
The St Joe Co.* (Real Estate Management & Development)	408	7,466
TherapeuticsMD, Inc.* (Pharmaceuticals)	2,235	3,531
Theravance Biopharma, Inc.* (Pharmaceuticals)	509	14,842

	Shares	Value
Common Stocks, continued
Thermon Group Holdings, Inc.* (Electrical Equipment)	408	$6,234
Third Point Reinsurance, Ltd.* (Insurance)	814	6,056
Tidewater, Inc.* (Energy Equipment & Services)	407	2,344
Tivity Health, Inc.* (Health Care Providers & Services)	508	4,557
TiVo Corp. (Software)	1,426	10,025
Tompkins Financial Corp. (Banks)	201	13,570
Tootsie Roll Industries, Inc. (Food Products)	207	7,272
TopBuild Corp.* (Household Durables)	407	37,928
TowneBank (Banks)	713	14,403
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	607	4,668
TPI Composites, Inc.* (Electrical Equipment)	306	5,364
Tredegar Corp. (Chemicals)	308	5,076
Trex Co., Inc.* (Building Products)	713	67,893
TRI Pointe Group, Inc.* (Household Durables)	1,627	18,678
Tricida, Inc.* (Pharmaceuticals)	201	6,080
TriCo Bancshares (Banks)	306	9,217
TriMas Corp.* (Machinery)	509	12,135
TriNet Group, Inc.* (Professional Services)	509	24,925
Trinseo SA (Chemicals)	512	10,470
Triple-S Management Corp.* (Health Care Providers & Services)	216	3,657
Tristate Capital Holdings, Inc.* (Banks)	305	4,337
Triton International, Ltd. (Trading Companies & Distributors)	608	18,836
Triumph Bancorp, Inc.* (Banks)	306	8,479
Triumph Group, Inc. (Aerospace & Defense)	607	4,273
Tronox Holdings PLC - Class A (Chemicals)	1,121	7,645
TrueBlue, Inc.* (Professional Services)	409	6,352
TrueCar, Inc.* (Interactive Media & Services)	1,223	3,131
Trupanion, Inc.* (Insurance)	306	9,152
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	1,121	7,062
Trustmark Corp. (Banks)	713	18,973
TTEC Holdings, Inc. (IT Services)	201	7,835
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,120	12,981
Tucows, Inc.* (IT Services)	102	5,397
Tupperware Brands Corp. (Household Durables)	510	1,642
Tutor Perini Corp.* (Construction & Engineering)	405	2,835
Twin River Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	201	3,172
Twist Bioscience Corp.* (Biotechnology)	201	6,575
U.S. Concrete, Inc.* (Construction Materials)	202	3,874
U.S. Ecology, Inc. (Commercial Services & Supplies)	201	6,589
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	102	7,701
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	816	1,567
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	409	7,522
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	608	36,741
UMB Financial Corp. (Banks)	509	25,878
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	410	5,326
UniFirst Corp. (Commercial Services & Supplies)	201	33,798
Unisys Corp.* (IT Services)	612	7,705
Unit Corp.* (Energy Equipment & Services)	608	206
United Bankshares, Inc. (Banks)	1,118	33,495
United Community Banks, Inc. (Banks)	916	19,369
United Fire Group, Inc. (Insurance)	201	5,749
United Natural Foods, Inc.* (Food & Staples Retailing)	611	6,501
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	2,137	15,087
Unitil Corp. (Multi-Utilities)	201	10,112
Universal Corp. (Tobacco)	306	14,801
Universal Electronics, Inc.* (Household Durables)	201	8,297
Universal Forest Products, Inc. (Building Products)	713	29,319
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	102	10,910
Universal Insurance Holdings, Inc. (Insurance)	307	5,597
Univest Financial Corp. (Banks)	307	5,434
Upland Software, Inc.* (Software)	306	9,679
Upwork, Inc.* (Professional Services)	610	5,081
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,322	15,203
Urogen Pharma, Ltd.* (Biotechnology)	202	4,486
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	306	4,471
USANA Health Sciences, Inc.* (Personal Products)	201	17,933
Valley National Bancorp (Banks)	4,372	36,549
Vanda Pharmaceuticals, Inc.* (Biotechnology)	609	7,004
Varex Imaging Corp.* (Health Care Equipment & Supplies)	408	10,661
Varonis Systems, Inc.* (Software)	306	20,517
Vector Group, Ltd. (Tobacco)	1,283	13,728
Vectrus, Inc.* (Aerospace & Defense)	102	5,305
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	508	5,552
Veracyte, Inc.* (Biotechnology)	508	13,701
Vericel Corp.* (Biotechnology)	510	7,395
Verint Systems, Inc.* (Software)	713	30,474
Veritex Holdings, Inc. (Banks)	609	10,694
Verra Mobility Corp.* - Class C (IT Services)	1,119	10,026
Verso Corp.* - Class A (Paper & Forest Products)	411	5,709
Viad Corp. (Commercial Services & Supplies)	201	4,818
Viavi Solutions, Inc.* (Communications Equipment)	2,644	31,939

	Shares	Value
Common Stocks, continued
Vicor Corp.* (Electrical Equipment)	201	$10,687
ViewRay, Inc.* (Health Care Equipment & Supplies)	815	1,695
Viking Therapeutics, Inc.* (Biotechnology)	715	4,118
Virtus Investment Partners, Inc. (Capital Markets)	102	8,290
Virtusa Corp.* (IT Services)	306	10,098
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,527	25,333
Vista Outdoor, Inc.* (Leisure Products)	612	6,193
Visteon Corp.* (Auto Components)	306	18,452
Vocera Communications, Inc.* (Health Care Technology)	306	5,802
Vonage Holdings Corp.* (Diversified Telecommunication Services)	2,541	21,243
Voyager Therapeutics, Inc.* (Biotechnology)	307	3,319
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	1,121	3,105
Wabash National Corp. (Machinery)	612	5,018
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	814	11,844
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	306	11,760
Warrior Met Coal, Inc. (Metals & Mining)	611	7,668
Washington Federal, Inc. (Thrifts & Mortgage Finance)	916	24,494
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	2,137	1,837
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	916	21,361
Washington Trust Bancorp, Inc. (Banks)	201	7,037
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	307	4,458
Watford Holdings, Ltd.* (Insurance)	202	2,495
Watts Water Technologies, Inc. - Class A (Machinery)	306	25,214
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	306	2,656
WD-40 Co. (Household Products)	201	35,030
Welbilt, Inc.* (Machinery)	1,525	7,518
Werner Enterprises, Inc. (Road & Rail)	509	20,421
WesBanco, Inc. (Banks)	710	17,523
Westamerica Bancorp (Banks)	306	19,278
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	513	1,565
Whitestone REIT (Equity Real Estate Investment Trusts)	406	2,753
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,017	1,281
Willscot Corp.* (Construction & Engineering)	609	7,095
Wingstop, Inc. (Hotels, Restaurants & Leisure)	306	35,885
Winnebago Industries, Inc. (Automobiles)	306	13,577
WisdomTree Investments, Inc. (Capital Markets)	1,528	4,951
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,017	20,838
Workiva, Inc.* (Software)	407	15,608
World Acceptance Corp.* (Consumer Finance)	102	6,921
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	713	17,825
Worthington Industries, Inc. (Metals & Mining)	408	10,788
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	1,421	41,380
WSFS Financial Corp. (Thrifts & Mortgage Finance)	608	17,741
WW International, Inc.* (Diversified Consumer Services)	511	13,036
Xencor, Inc.* (Biotechnology)	509	14,878
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,323	12,833
Xperi Corp. (Semiconductors & Semiconductor Equipment)	613	9,367
Yelp, Inc.* (Interactive Media & Services)	811	18,126
Yeti Holdings, Inc.* (Leisure Products)	509	14,053
Yext, Inc.* (Software)	1,016	13,005
Y-mAbs Therapeutics, Inc.* (Biotechnology)	202	6,783
York Water Co. (Water Utilities)	102	4,113
ZIOPHARM Oncology, Inc.* (Biotechnology)	1,830	5,124
ZixCorp.* (Software)	609	3,337
Zogenix, Inc.* (Pharmaceuticals)	509	14,369
Zumiez, Inc.* (Specialty Retail)	202	4,270
Zuora, Inc.* - Class A (Software)	1,016	10,739
TOTAL COMMON STOCKS (Cost $12,640,003)		16,657,356

	Interest Units	Value
Trust (0.0%)
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	1,320	$—
TOTAL TRUST (Cost $-)		—

	Principal Amount	Value
Repurchase Agreements(a)(b) (31.9%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $11,929,003	$11,929,000	$11,929,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,929,000)		11,929,000
TOTAL INVESTMENT SECURITIES (Cost $24,569,003) - 76.5%		28,586,356
Net other assets (liabilities) - 23.5%		8,795,095
NET ASSETS - 100.0%		$37,381,451

*	Non-income producing security.
†	Number of shares is less than 0.50.
+	This security was fair valued based on procedures approved by the Board of Trustees. As of April 30, 2020, this security represented less than 0.005% of the net assets of the Fund.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $5,710,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	69	6/22/20	$4,509,150	$759,989

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	5/27/20	0 .18%	$5,941,494	$138,970
Russell 2000 Index	Goldman Sachs International	5/27/20	0 .38%	6,525,269	215,943
				$12,466,763	$354,913

iShares Russell 2000 ETF	UBS AG	5/27/20	(0 .07)%	$17,038,834	$(320,410)
Russell 2000 Index	UBS AG	5/27/20	0 .13%	24,186,326	(673,729)
				$41,225,160	$(994,139)

				$53,691,923	$(639,226)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraSmall-Cap ProFund invested in the following industries as of April 30, 2020:

	Value	% of Net Assets
Aerospace & Defense	$250,428	0.7%
Air Freight & Logistics	65,268	0.2%
Airlines	46,362	0.1%
Auto Components	175,738	0.5%
Automobiles	13,577	NM
Banks	1,444,724	3.9%
Beverages	80,574	0.2%
Biotechnology	1,278,394	3.4%
Building Products	306,680	0.8%
Capital Markets	256,044	0.7%
Chemicals	304,997	0.8%
Commercial Services & Supplies	453,524	1.2%
Communications Equipment	225,658	0.6%
Construction & Engineering	162,617	0.4%
Construction Materials	23,850	0.1%
Consumer Finance	109,546	0.3%
Containers & Packaging	15,401	NM
Distributors	15,489	0.1%
Diversified Consumer Services	165,431	0.5%
Diversified Financial Services	46,002	0.1%
Diversified Telecommunication Services	120,328	0.3%
Electric Utilities	198,777	0.5%
Electrical Equipment	233,162	0.6%
Electronic Equipment, Instruments & Components	485,149	1.3%
Energy Equipment & Services	77,071	0.2%
Entertainment	36,406	0.1%
Equity Real Estate Investment Trusts	1,117,493	3.0%
Food & Staples Retailing	127,617	0.3%
Food Products	236,271	0.6%
Gas Utilities	239,925	0.7%
Health Care Equipment & Supplies	793,926	2.1%
Health Care Providers & Services	382,412	1.0%
Health Care Technology	271,676	0.7%
Hotels, Restaurants & Leisure	377,227	1.0%
Household Durables	318,742	0.9%
Household Products	50,509	0.1%
Independent Power and Renewable Electricity Producers	63,401	0.2%
Industrial Conglomerates	9,086	NM
Insurance	386,256	1.0%
Interactive Media & Services	54,831	0.2%
Internet & Direct Marketing Retail	66,479	0.2%
IT Services	413,983	1.1%
Leisure Products	69,400	0.2%
Life Sciences Tools & Services	142,511	0.4%
Machinery	628,226	1.7%
Marine	15,392	NM
Media	98,198	0.3%
Metals & Mining	189,221	0.5%
Mortgage Real Estate Investment Trusts	137,143	0.4%
Multiline Retail	12,598	NM
Multi-Utilities	120,039	0.3%
Oil, Gas & Consumable Fuels	230,411	0.6%
Paper & Forest Products	73,996	0.2%
Personal Products	51,470	0.1%
Pharmaceuticals	313,094	0.8%
Professional Services	274,113	0.7%
Real Estate Management & Development	99,692	0.3%
Road & Rail	90,381	0.3%
Semiconductors & Semiconductor Equipment	576,065	1.5%
Software	884,294	2.4%
Specialty Retail	328,207	0.9%
Technology Hardware, Storage & Peripherals	26,546	0.1%
Textiles, Apparel & Luxury Goods	137,340	0.4%
Thrifts & Mortgage Finance	298,339	0.8%
Tobacco	28,529	0.1%
Trading Companies & Distributors	207,143	0.6%
Water Utilities	89,617	0.2%
Wireless Telecommunication Services	34,360	0.1%
Other **	20,724,095	55.4%
Total	$37,381,451	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Utilities UltraSector ProFund  :: Schedule of Portfolio Investments :: April 30, 2020 (unaudited)

	Shares	Value
Common Stocks (81.6%)
ALLETE, Inc. (Electric Utilities)	562	$32,349
Alliant Energy Corp. (Electric Utilities)	2,610	126,716
Ameren Corp. (Multi-Utilities)	2,669	194,170
American Electric Power Co., Inc. (Electric Utilities)	5,359	445,386
American Water Works Co., Inc. (Water Utilities)	1,964	238,999
Atmos Energy Corp. (Gas Utilities)	1,294	131,948
Avangrid, Inc. (Electric Utilities)	606	26,058
Avista Corp. (Multi-Utilities)	724	31,161
Black Hills Corp. (Multi-Utilities)	665	41,190
CenterPoint Energy, Inc. (Multi-Utilities)	5,454	92,882
CMS Energy Corp. (Multi-Utilities)	3,080	175,837
Consolidated Edison, Inc. (Multi-Utilities)	3,607	284,232
Dominion Energy, Inc. (Multi-Utilities)	8,931	688,847
DTE Energy Co. (Multi-Utilities)	2,085	216,298
Duke Energy Corp. (Electric Utilities)	7,908	669,490
Edison International (Electric Utilities)	3,891	228,441
El Paso Electric Co. (Electric Utilities)	438	29,784
Entergy Corp. (Electric Utilities)	2,160	206,302
Essential Utilities, Inc. (Water Utilities)	2,344	97,956
Evergy, Inc. (Electric Utilities)	2,472	144,439
Eversource Energy (Electric Utilities)	3,513	283,499
Exelon Corp. (Electric Utilities)	10,551	391,231
FirstEnergy Corp. (Electric Utilities)	5,865	242,049
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,182	46,654
IDACORP, Inc. (Electric Utilities)	546	50,112
MDU Resources Group, Inc. (Multi-Utilities)	2,179	48,940
National Fuel Gas Co. (Gas Utilities)	937	38,417
New Jersey Resources Corp. (Gas Utilities)	1,038	35,064
NextEra Energy, Inc. (Electric Utilities)	5,303	1,225,628
NiSource, Inc. (Multi-Utilities)	4,057	101,871
NorthWestern Corp. (Multi-Utilities)	546	31,499
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	2,733	91,637
ONE Gas, Inc. (Gas Utilities)	570	45,435
Pinnacle West Capital Corp. (Electric Utilities)	1,219	93,851
PNM Resources, Inc. (Electric Utilities)	866	35,064
Portland General Electric Co. (Electric Utilities)	971	45,433
PPL Corp. (Electric Utilities)	7,849	199,522
Public Service Enterprise Group, Inc. (Multi-Utilities)	5,491	278,449
Sempra Energy (Multi-Utilities)	3,059	378,857
South Jersey Industries, Inc. (Gas Utilities)	1,007	28,790
Southwest Gas Holdings, Inc. (Gas Utilities)	592	44,874
Spire, Inc. (Gas Utilities)	554	40,420
The AES Corp. (Independent Power and Renewable Electricity Producers)	7,204	95,454
The Southern Co. (Electric Utilities)	11,379	645,531
UGI Corp. (Gas Utilities)	2,271	68,539
Vistra Energy Corp. (Independent Power and Renewable Electricity Producers)	4,873	95,218
WEC Energy Group, Inc. (Multi-Utilities)	3,421	309,772
Xcel Energy, Inc. (Electric Utilities)	5,691	361,720
TOTAL COMMON STOCKS (Cost $5,284,710)		9,456,015

	Principal Amount	Value
Repurchase Agreements(a)(b) (21.7%)
Repurchase Agreements with various counterparties, rates 0.00%-0.02%, dated 4/30/20, due 5/1/20, total to be received $2,521,001	$2,521,000	$2,521,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,521,000)		2,521,000

TOTAL INVESTMENT SECURITIES
(Cost $7,805,710) - 103.3%		11,977,015
Net other assets (liabilities) - (3.3)%		(381,137)

NET ASSETS - 100.0%		$11,595,878

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2020, the aggregate amount held in a segregated account was $1,656,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Utilities Index	Goldman Sachs International	5/26/20	0 .63%	$4,332,881	$(38,490)
Dow Jones U.S. Utilities Index	UBS AG	5/26/20	0 .48%	3,620,307	(53,518)
				$7,953,188	$(92,008)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Utilities UltraSector ProFund invested in the following industries as of April 30, 2020:

	Value	% of Net Assets
Electric Utilities	$5,529,259	47.8%
Gas Utilities	433,487	3.7%
Independent Power and Renewable Electricity Producers	282,309	2.4%
Multi-Utilities	2,874,005	24.8%
Water Utilities	336,955	2.9%
Other **	2,139,863	18.4%
Total	$11,595,878	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

April 30, 2020 (unaudited)	: : APPENDIX : :

Repurchase Agreements

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of April 30, 2020, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Canadian Imperial Bank of Commerce, 0.01%, dated 4/30/20, due 5/1/20(1)	HSBC Securities (USA), Inc., 0.01%, dated 4/30/20, due 5/1/20(2)	RBC Capital Markets, LLC, 0.00%, dated 4/30/20, due 5/1/20(3)	Societe Generale, 0.02%, dated 4/30/20, due 5/1/20(4)	UMB Bank, N.A., 0.00%, dated 4/30/20, due 5/1/20(5)
Banks UltraSector ProFund	$157,000	$491,000	$117,000	$714,000	$104,000
Basic Materials UltraSector ProFund	77,000	242,000	58,000	353,000	53,000
Bear ProFund	2,090,000	6,484,000	1,567,000	9,413,000	1,297,000
Biotechnology UltraSector ProFund	4,221,000	13,088,000	3,165,000	18,999,000	2,605,000
Bull ProFund	3,383,000	10,488,000	2,536,000	15,224,000	2,088,000
Communication Services UltraSector ProFund	120,000	373,000	90,000	542,000	79,000
Consumer Goods UltraSector ProFund	136,000	426,000	102,000	620,000	91,000
Consumer Services UltraSector ProFund	866,000	2,689,000	650,000	3,905,000	540,000
Falling U.S. Dollar ProFund	84,000	263,000	62,000	382,000	57,000
Financials UltraSector ProFund	82,000	259,000	61,000	376,000	60,000
Health Care UltraSector ProFund	498,000	1,546,000	372,000	2,246,000	315,000
Industrials UltraSector ProFund	161,000	502,000	120,000	729,000	106,000
Internet UltraSector ProFund	3,433,000	10,643,000	2,574,000	15,451,000	2,119,000
Large-Cap Growth ProFund	35,000	110,000	26,000	159,000	24,000
Large-Cap Value ProFund	3,000	9,000	2,000	13,000	3,000
Mid-Cap ProFund	489,000	1,519,000	366,000	2,205,000	309,000
Mid-Cap Growth ProFund	10,000	32,000	7,000	47,000	9,000
Mid-Cap Value ProFund	2,000	6,000	1,000	9,000	2,000
Nasdaq-100 ProFund	5,183,000	16,070,000	3,887,000	23,329,000	3,198,000
Oil & Gas UltraSector ProFund	339,000	1,053,000	253,000	1,528,000	216,000
Oil Equipment & Services UltraSector ProFund	162,000	506,000	122,000	735,000	105,000
Pharmaceuticals UltraSector ProFund	117,000	363,000	87,000	528,000	78,000
Precious Metals UltraSector ProFund	1,137,000	3,529,000	852,000	5,122,000	707,000
Real Estate UltraSector ProFund	122,000	380,000	91,000	553,000	81,000
Rising Rates Opportunity ProFund	728,000	2,259,000	545,000	3,280,000	455,000
Rising Rates Opportunity 10 ProFund	235,000	729,000	175,000	1,059,000	151,000
Rising U.S. Dollar ProFund	1,126,000	3,491,000	843,000	5,067,000	700,000
Semiconductor UltraSector ProFund	1,152,000	3,573,000	863,000	5,188,000	715,000
Short Nasdaq-100 ProFund	286,000	889,000	213,000	1,291,000	184,000
Short Oil & Gas ProFund	317,000	986,000	237,000	1,431,000	202,000
Short Precious Metals ProFund	210,000	652,000	157,000	948,000	136,000
Short Real Estate ProFund	185,000	576,000	139,000	836,000	119,000
Short Small-Cap ProFund	234,000	727,000	175,000	1,056,000	153,000
Small-Cap ProFund	278,000	865,000	208,000	1,255,000	178,000
Small-Cap Value ProFund	1,000	3,000	—	5,000	3,000
Technology UltraSector ProFund	1,164,000	3,612,000	872,000	5,243,000	724,000
Telecommunications UltraSector ProFund	22,000	68,000	16,000	100,000	20,000
U.S. Government Plus ProFund	2,077,000	6,444,000	1,558,000	9,354,000	1,283,000
UltraBear ProFund	1,195,000	3,707,000	895,000	5,382,000	744,000
UltraBull ProFund	3,062,000	9,496,000	2,297,000	13,784,000	1,892,000
UltraChina ProFund	208,000	645,000	155,000	938,000	134,000
UltraDow 30 ProFund	1,066,000	3,308,000	799,000	4,803,000	663,000
UltraEmerging Markets ProFund	84,000	263,000	62,000	382,000	58,000
UltraInternational ProFund	120,000	373,000	90,000	543,000	78,000
UltraJapan ProFund	742,000	2,300,000	556,000	3,339,000	458,000
UltraLatin America ProFund	141,000	439,000	106,000	639,000	92,000
UltraMid-Cap ProFund	921,000	2,858,000	691,000	4,151,000	577,000
UltraNasdaq-100 ProFund	15,451,000	47,901,000	11,587,000	69,535,000	9,521,000
UltraShort China ProFund	239,000	744,000	179,000	1,082,000	154,000
UltraShort Dow 30 ProFund	744,000	2,309,000	557,000	3,351,000	465,000
UltraShort Emerging Markets ProFund	198,000	614,000	148,000	893,000	128,000
UltraShort International ProFund	387,000	1,201,000	289,000	1,745,000	247,000
UltraShort Japan ProFund	43,000	134,000	32,000	195,000	28,000
UltraShort Latin America ProFund	720,000	2,235,000	540,000	3,245,000	449,000
UltraShort Mid-Cap ProFund	359,000	1,114,000	268,000	1,617,000	227,000
UltraShort Nasdaq-100 ProFund	1,370,000	4,253,000	1,027,000	6,174,000	854,000
UltraShort Small-Cap ProFund	1,228,000	3,806,000	919,000	5,526,000	761,000
UltraSmall-Cap ProFund	1,196,000	3,708,000	896,000	5,385,000	744,000
Utilities UltraSector ProFund	252,000	783,000	189,000	1,137,000	160,000
	$60,648,000	$188,136,000	$45,451,000	$273,141,000	$37,703,000

Each repurchase agreement was fully collateralized by U.S. government and/or agency securities as of April 30, 2020 as follows:

(1)	U.S. Treasury Notes, 2.625%, due 12/31/23, total value $61,869,688.
(2)

U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (STRIPS), effective yield or interest rate in effect at April 30, 2020, 1.063%, due 11/15/39, total value $191,969,396.

(3)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.25%, due 7/15/29, total value $46,369,047.
(4)	U.S. Treasury Notes, 2.25%, due 11/15/27, total value $278,614,008.
(5)

U.S. Treasury Notes, 2.25%, due 1/31/24, Federal Home Loan Bank, 3.25% to 3.375%, due 12/8/23 to 3/8/24, Federal Farm Credit Banks, 2.61% to 2.875%, due 12/21/23 to 2/27/24, which had an aggregate value of $38,600,457.